1999 ANNUAL REPORT



MONY Series Fund, Inc.
Enterprise Accumulation Trust
OCC Accumulation Trust
Dreyfus Stock Index Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II
Fidelity Variable Insurance Products Fund III
Janus Aspen Series

PRODUCTS

MONY Custom Master
MONYMaster
MONY Custom Equity Master
MONYEquity Master
MONY Custom Estate Master
ValueMaster
MONYVestor
Strategist

[THE MONY GROUP GRAPHIC]

The historical returns for the Portfolios take into account expenses including investment management fees incurred by the Portfolios, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

This report is not to be construed as an offering for sale of any contracts participating in the MONY Series Fund, Inc., Enterprise Accumulation Trust, OCC Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series, or as a solicitation as an offer to buy any such contracts unless preceded by or accompanied by the most recent calendar quarter MONY Custom Master, MONYMaster, MONY Custom Equity Master, MONYEquity Master or MONY Custom Estate Master performance and a current MONY Custom Master, MONYMaster, MONY Custom Equity Master, MONYEquity Master or MONY Custom Estate Master prospectus which contains more complete information of charges and expenses.

The information provided on the ValueMaster, MONYVestor and Strategist are for those contracts that are inforce. These products are no longer available to the general public.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The U.S. economy continues to roll along with little visible evidence of any slowdown. The stock market, propelled by the "new economy" model of strong growth, low inflation, budget surpluses, rising technology-driven productivity and increasing earnings, continues to move higher. The strong market improves consumer confidence, which encourages spending, which fuels the economy, which raises earnings which keeps the market rising. This self-reinforcing virtuous cycle has led to the longest economic expansion, and the strongest bull market in modern history.

     Now for the first time there are some serious clouds, in the form of rising interest rates, on the investment horizon. The economy is simply too strong; there is a continuation of recent year's US growth, accompanied by recovery in Asia, and Europe. It seems more and more likely that the Federal Reserve will decide to raise interest rates to attempt to cool off the economy and the stock market. Last years increases rescinded the prior year's crisis related cuts. This years increases will be real tightening and should give the stock market a reason to experience a meaningful correction.

     Market fundamentals continue to be good; earnings are still growing, inflation is moderate, although long-term rates have already risen. The problem is the record high valuation of these very good conditions, especially in the technology and internet related sectors. If The Fed does tighten as expected the market should react on the downside. A significant correction is expected but not a major bear market as long the fundamental backdrop continues positive.

     Some market weakness would correct the overvaluation and help cool the economy. The tightening should start early in the year, be serious enough to get the Fed's message across, and hopefully slow growth without inducing a recession. First tuning is always difficult, especially with the leads and lags involved, and uncertainty is likely to rise as the process unfolds. Anything can happen once rates start to rise but an early start and a gradualist approach should help keep things manageable.

                                            Sincerely,

                                            /s/ KENNETH M. LEVINE

                                            Chairman

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
VARIABLE ACCOUNT L
     MONY America (Strategist and MONYEquity Master)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................     5
          Statement of Operations for the year ended
           December 31, 1999................................     7
          Statement of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....     9
          Notes to Financial Statements.....................    12
          Report of Independent Accountants.................    14
     MONY America (MONY Custom Equity Master)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    15
          Statement of Operations for the periods ended
           December 31, 1999................................    19
          Statement of Changes in Net Assets for the periods
           ended December 31, 1999 and December 31, 1998....    23
          Notes to Financial Statements.....................    30
          Report of Independent Accountants.................    33
     MONY America (MONY Custom Estate Master)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    34
          Statement of Operations for the periods ended
           December 31, 1999................................    37
          Statement of Changes in Net Assets for the periods
           ended December 31, 1999..........................    40
          Notes to Financial Statements.....................    43
          Report of Independent Accountants.................    46
     MONY (Strategist and MONYEquity Master)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    47
          Statement of Operations for the year ended
           December 31, 1999................................    49
          Statement of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....    51
          Notes to Financial Statements.....................    54
          Report of Independent Accountants.................    56
VARIABLE ACCOUNT S
     MONY America (MONYVestor)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    57
          Statement of Operations for the year ended
           December 31, 1999................................    58
          Statement of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....    59
          Notes to Financial Statements.....................    60
          Report of Independent Accountants.................    62
     MONY (MONYVestor)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    63
          Statement of Operations for the year ended
           December 31, 1999................................    64
          Statement of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....    65
          Notes to Financial Statements.....................    66
          Report of Independent Accountants.................    68

                                                              PAGE
                                                              ----
VARIABLE ACCOUNT A
     MONY America (MONYMaster and ValueMaster)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    69
          Statement of Operations for the year ended
           December 31, 1999................................    72
          Statement of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....    75
          Notes to Financial Statements.....................    79
          Report of Independent Accountants.................    82
     MONY America (MONY Custom Master)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................    83
          Statement of Operations for the periods ended
           December 31, 1999................................    87
          Statement of Changes in Net Assets for the periods
           ended December 31, 1999 and December 31, 1998....    91
          Notes to Financial Statements.....................    96
          Report of Independent Accountants.................    99
     MONY (MONYMaster and ValueMaster)
          Statement of Assets and Liabilities as of December
           31, 1999.........................................   100
          Statement of Operations for the year ended
           December 31, 1999................................   103
          Statement of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....   106
          Notes to Financial Statements.....................   110
          Report of Independent Accountants.................   113
     MONY SERIES FUND, INC..................................     I
          Equity Growth Portfolio...........................     1
          Equity Income Portfolio...........................     4
          Intermediate Term Bond Portfolio..................     7
          Long Term Bond Portfolio..........................    11
          Diversified Portfolio.............................    15
          Government Securities Portfolio...................    18
          Money Market Portfolio............................    20
          Statements of Assets and Liabilities as of
           December 31, 1999................................    24
          Statements of Operations for the year ended
           December 31, 1999................................    26
          Statements of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....    28
          Financial Highlights..............................    32
          Notes to Financial Statements.....................    36
          Report of Independent Accountants.................    41
     ENTERPRISE ACCUMULATION TRUST..........................    II
          Multi-Cap Growth Portfolio........................     1
          Small Company Growth Portfolio....................     6
          Small Company Value Portfolio.....................    10
          Growth Portfolio..................................    15
          Capital Appreciation Portfolio....................    18
          Equity Portfolio..................................    21
          Growth and Income Portfolio.......................    24

                                                              PAGE
                                                              ----
          Equity Income Portfolio...........................    29
          International Growth Portfolio....................    33
          Managed Portfolio.................................    37
          Balanced Portfolio................................    43
          High Yield Bond Portfolio.........................    47
          Statements of Assets and Liabilities as of
           December 31, 1999................................    54
          Statements of Operations for the periods ended
           December 31, 1999................................    56
          Statements of Changes in Net Assets for the
           periods ended December 31, 1999 and December 31,
           1998.............................................    58
          Financial Highlights..............................    62
          Notes to Financial Statements.....................    68
          Report of Independent Accountants.................    74
     OCC ACCUMULATION TRUST.................................   III
          Equity Portfolio..................................     2
          Small Cap Portfolio...............................     5
          Managed Portfolio.................................     8
          U.S. Government Income Portfolio..................    11
          Equity Portfolio Schedule of Investments..........    13
          Small Cap Portfolio Schedule of Investments.......    16
          Managed Portfolio Schedule of Investments.........    19
          U.S. Government Income Portfolio Schedule of
           Investments......................................    22
          Statements of Assets and Liabilities as of
           December 31, 1999................................    23
          Statements of Operations for the year ended
           December 31, 1999................................    24
          Statements of Changes in Net Assets for the years
           ended December 31, 1999 and December 31, 1998....    25
          Notes to Financial Statements.....................    27
          Financial Highlights..............................    30
          Report of Independent Accountants.................    31
DREYFUS STOCK INDEX FUND....................................    IV
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC...........     V
FIDELITY VARIABLE INSURANCE PRODUCTS FUND...................    VI
  VIP Growth Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND...................   VII
  VIP II Contrafund Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND...................  VIII
  VIP III Growth Opportunities Portfolio
JANUS ASPEN SERIES..........................................    IX
  Aggressive Growth Portfolio
  Capital Appreciation Portfolio
  Worldwide Growth Portfolio
  Balanced Portfolio

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                     STRATEGIST
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Shares held in respective
  Funds..........................      27,205      32,301        13,191         4,713        64,512       61,113
                                   ==========   =========      ========      ========    ==========     ========
Investments at cost in respective
  Funds..........................  $  793,148   $ 701,844      $139,607      $ 59,590    $1,140,535     $ 61,113
                                   ==========   =========      ========      ========    ==========     ========
Investments in respective Funds
  at net asset value.............  $1,323,536   $ 756,486      $142,729      $ 58,060    $1,479,270     $ 61,113
Amount due from respective
  Funds..........................          10          10             0             0        39,706            0
                                   ----------   ---------      --------      --------    ----------     --------
          Total assets...........   1,323,546     756,496       142,729        58,060     1,518,976       61,113
                                   ----------   ---------      --------      --------    ----------     --------
           LIABILITIES
Amount due to MONY America.......         351         206            38            15        40,090           16
                                   ----------   ---------      --------      --------    ----------     --------
          Total liabilities......         351         206            38            15        40,090           16
                                   ----------   ---------      --------      --------    ----------     --------
Net assets.......................  $1,323,195   $ 756,290      $142,691      $ 58,045    $1,478,886     $ 61,097
                                   ==========   =========      ========      ========    ==========     ========
Net assets consist of:
  Contractholders' net
     payments....................  $  127,559   $(131,210)     $(33,305)     $(62,444)   $ (213,989)    $(22,152)
  Undistributed net investment
     income......................     380,866     575,737       177,129       106,841       943,194       83,249
  Accumulated net realized gain
     (loss) on investments.......     284,382     257,121        (4,255)       15,178       410,946            0
  Net unrealized appreciation
     (depreciation) of
     investments.................     530,388      54,642         3,122        (1,530)      338,735            0
                                   ----------   ---------      --------      --------    ----------     --------
Net assets.......................  $1,323,195   $ 756,290      $142,691      $ 58,045    $1,478,886     $ 61,097
                                   ==========   =========      ========      ========    ==========     ========
Number of units outstanding*.....      14,055      10,955         5,687         1,884        23,596        3,115
                                   ----------   ---------      --------      --------    ----------     --------
Net asset value per unit
  outstanding*...................  $    94.14   $   69.04      $  25.09      $  30.81    $    62.68     $  19.61
                                   ==========   =========      ========      ========    ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                             MONYEQUITY MASTER
                                             ---------------------------------------------------------------------------------
                                                           MONY SERIES FUND, INC.                  ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------   ---------------------------
                                             INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                    SMALL COMPANY
                                              TERM BOND        BOND      SECURITIES     MARKET       EQUITY          VALUE
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT**
                                             ------------   ----------   ----------   ----------   -----------   -------------
                  ASSETS
Shares held in respective Funds............      72,056       128,297       89,268     6,446,227     1,112,520        881,104
                                               ========     ==========    ========    ==========   ===========    ===========
Investments at cost in respective Funds....    $802,858     $1,705,866    $978,049    $6,446,227   $40,476,744    $25,150,641
                                               ========     ==========    ========    ==========   ===========    ===========
Investments in respective Funds at net
  asset value..............................    $779,642     $1,580,617    $973,916    $6,446,227   $42,965,518    $27,710,718
Amount due from respective Funds...........           5           126           38            42        26,217          4,764
Amount due from MONY America...............       5,565           928            0         1,406         2,993          2,255
                                               --------     ----------    --------    ----------   -----------    -----------
        Total assets.......................     785,212     1,581,671      973,954     6,447,675    42,994,728     27,717,737
                                               --------     ----------    --------    ----------   -----------    -----------
                LIABILITIES
Amount due to respective Funds.............       5,565           928            0         1,406         2,993          2,255
Amount due to MONY America.................         265           653          360         2,092        39,933         13,629
                                               --------     ----------    --------    ----------   -----------    -----------
        Total liabilities..................       5,830         1,581          360         3,498        42,926         15,884
                                               --------     ----------    --------    ----------   -----------    -----------
Net assets.................................    $779,382     $1,580,090    $973,594    $6,444,177   $42,951,802    $27,701,853
                                               ========     ==========    ========    ==========   ===========    ===========
Net assets consist of:
  Contractholders' net payments............    $749,548     $1,487,610    $905,960    $5,882,067   $32,774,684    $20,153,144
  Undistributed net investment income......      50,656       172,195       48,240       562,110     4,628,634      3,191,939
  Accumulated net realized gain (loss) on
    investments............................       2,394        45,534       23,527             0     3,059,710      1,796,693
  Net unrealized appreciation
    (depreciation) of investments..........     (23,216)     (125,249)      (4,133)            0     2,488,774      2,560,077
                                               --------     ----------    --------    ----------   -----------    -----------
Net assets.................................    $779,382     $1,580,090    $973,594    $6,444,177   $42,951,802    $27,701,853
                                               ========     ==========    ========    ==========   ===========    ===========
Number of units outstanding*...............      61,590       116,016       78,201       521,637     1,709,190      1,135,497
                                               --------     ----------    --------    ----------   -----------    -----------
Net asset value per unit outstanding*......    $  12.65     $   13.62     $  12.45    $    12.35   $     25.13    $     24.40
                                               ========     ==========    ========    ==========   ===========    ===========

                                                         MONYEQUITY MASTER
                                             -----------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------
                                                            INTERNATIONAL   HIGH YIELD
                                               MANAGED         GROWTH          BOND
                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             ------------   -------------   ----------
                  ASSETS
Shares held in respective Funds............     3,125,732      1,499,670       816,915
                                             ============    ===========    ==========
Investments at cost in respective Funds....  $125,216,632    $10,231,152    $4,411,799
                                             ============    ===========    ==========
Investments in respective Funds at net
  asset value..............................  $113,464,083    $13,931,932    $4,133,590
Amount due from respective Funds...........        30,460          1,332         1,427
Amount due from MONY America...............         8,518          1,938           250
                                             ------------    -----------    ----------
        Total assets.......................   113,503,061     13,935,202     4,135,267
                                             ------------    -----------    ----------
                LIABILITIES
Amount due to respective Funds.............         8,518          1,938           250
Amount due to MONY America.................        67,326          5,681         2,787
                                             ------------    -----------    ----------
        Total liabilities..................        75,844          7,619         3,037
                                             ------------    -----------    ----------
Net assets.................................  $113,427,217    $13,927,583    $4,132,230
                                             ============    ===========    ==========
Net assets consist of:
  Contractholders' net payments............  $ 88,371,723    $ 9,122,684    $3,704,847
  Undistributed net investment income......    27,092,347        653,771       754,832
  Accumulated net realized gain (loss) on
    investments............................     9,715,696        450,348       (49,240)
  Net unrealized appreciation
    (depreciation) of investments..........   (11,752,549)     3,700,780      (278,209)
                                             ------------    -----------    ----------
Net assets.................................  $113,427,217    $13,927,583    $4,132,230
                                             ============    ===========    ==========
Number of units outstanding*...............     4,803,230        616,656       277,914
                                             ------------    -----------    ----------
Net asset value per unit outstanding*......  $      23.61    $     22.59    $    14.87
                                             ============    ===========    ==========

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       STRATEGIST
                                     ------------------------------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                     ------------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                       GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------   -----------   ----------
Dividend income....................   $ 86,240    $ 138,748      $ 6,984       $  3,619     $163,472       $3,163
Mortality and expense risk
  charges..........................     (6,683)      (4,692)        (886)          (367)      (8,122)        (391)
                                      --------    ---------      -------       --------     --------       ------
Net investment income..............     79,557      134,056        6,098          3,252      155,350        2,772
                                      --------    ---------      -------       --------     --------       ------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain on
     investments...................     28,326       31,610          613          2,745       81,348            0
  Net change in unrealized
     appreciation (depreciation) of
     investments...................    251,887     (108,424)      (7,233)       (11,228)     118,209            0
                                      --------    ---------      -------       --------     --------       ------
Net realized and unrealized gain
  (loss) on investments............    280,213      (76,814)      (6,620)        (8,483)     199,557            0
                                      --------    ---------      -------       --------     --------       ------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $359,770    $  57,242      $  (522)      $ (5,231)    $354,907       $2,772
                                      ========    =========      =======       ========     ========       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                       MONYEQUITY MASTER
                                      ---------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                      ---------------------------------------------------
                                      INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                       TERM BOND        BOND      SECURITIES     MARKET
                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ------------   ----------   ----------   ----------
Dividend income.....................    $ 38,579     $  92,636     $ 25,957     $231,542
Mortality and expense risk
  charges...........................      (5,957)      (12,249)      (6,653)     (35,133)
                                        --------     ---------     --------     --------
Net investment income...............      32,622        80,387       19,304      196,409
                                        --------     ---------     --------     --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments.....................      (3,347)      (16,422)       6,761            0
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................     (33,665)     (209,021)     (26,058)           0
                                        --------     ---------     --------     --------
Net realized and unrealized gain
  (loss) on investments.............     (37,012)     (225,443)     (19,297)           0
                                        --------     ---------     --------     --------
Net increase (decrease) in net
  assets resulting from
  operations........................    $ (4,390)    $(145,056)    $      7     $196,409
                                        ========     =========     ========     ========

                                                                MONYEQUITY MASTER
                                      ----------------------------------------------------------------------
                                                          ENTERPRISE ACCUMULATION TRUST
                                      ----------------------------------------------------------------------
                                                   SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                        EQUITY         VALUE         MANAGED         GROWTH          BOND
                                      SUBACCOUNT    SUBACCOUNT*     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                      ----------   -------------   ------------   -------------   ----------
Dividend income.....................  $3,224,434    $1,710,177     $ 18,691,259    $  298,708     $ 379,263
Mortality and expense risk
  charges...........................    (267,085)     (167,321)        (778,744)      (70,500)      (29,235)
                                      ----------    ----------     ------------    ----------     ---------
Net investment income...............   2,957,349     1,542,856       17,912,515       228,208       350,028
                                      ----------    ----------     ------------    ----------     ---------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments.....................     816,091       533,338        1,708,506       137,455      (101,361)
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................   1,678,484     2,698,994      (11,119,070)    3,547,935      (132,000)
                                      ----------    ----------     ------------    ----------     ---------
Net realized and unrealized gain
  (loss) on investments.............   2,494,575     3,232,332       (9,410,564)    3,685,390      (233,361)
                                      ----------    ----------     ------------    ----------     ---------
Net increase (decrease) in net
  assets resulting from
  operations........................  $5,451,924    $4,775,188     $  8,501,951    $3,913,598     $ 116,667
                                      ==========    ==========     ============    ==========     =========

---------------
* Formerly Small Cap Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                           STRATEGIST
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                                                                    INTERMEDIATE TERM
                                         EQUITY GROWTH          EQUITY INCOME             BOND             LONG TERM BOND
                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                     ---------------------   -------------------   -------------------   -------------------
                                        1999        1998       1999       1998       1999       1998       1999       1998
                                     ----------   --------   --------   --------   --------   --------   --------   --------
From operations:
 Net investment income.............  $   79,557   $133,288   $134,056   $113,923   $  6,098   $  7,197   $  3,252   $  3,494
 Net realized gain on
   investments.....................      28,326     31,754     31,610     24,324        613      1,127      2,745      1,624
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     251,887     26,614   (108,424)   (55,179)    (7,233)     1,982    (11,228)     1,198
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets resulting from
 operations........................     359,770    191,656     57,242     83,068       (522)    10,306     (5,231)     6,316
                                     ----------   --------   --------   --------   --------   --------   --------   --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      51,062     47,550     33,394     31,012     10,042      8,787      5,202      4,168
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................     (48,972)   (76,005)   (93,401)   (60,685)   (17,325)   (25,134)   (12,760)   (11,205)
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) from unit
 transactions......................       2,090    (28,455)   (60,007)   (29,673)    (7,283)   (16,347)    (7,558)    (7,037)
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net
 assets............................     361,860    163,201     (2,765)    53,395     (7,805)    (6,041)   (12,789)      (721)
Net assets beginning of year.......     961,335    798,134    759,055    705,660    150,496    156,537     70,834     71,555
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Net assets end of year*............  $1,323,195   $961,335   $756,290   $759,055   $142,691   $150,496   $ 58,045   $ 70,834
                                     ==========   ========   ========   ========   ========   ========   ========   ========
Unit transactions:
 Units outstanding beginning of
   year............................      14,007     14,506     11,808     12,292      5,977      6,639      2,112      2,334
 Units issued during the year......         670        803        497        526        400        363        163        127
 Units redeemed during the year....        (622)    (1,302)    (1,350)    (1,010)      (690)    (1,025)      (391)      (349)
                                     ----------   --------   --------   --------   --------   --------   --------   --------
Units outstanding end of year......      14,055     14,007     10,955     11,808      5,687      5,977      1,884      2,112
                                     ==========   ========   ========   ========   ========   ========   ========   ========
---------------
* Includes undistributed net
 investment income of:               $  380,866   $301,309   $575,737   $441,681   $177,129   $171,031   $106,841   $103,589
                                     ==========   ========   ========   ========   ========   ========   ========   ========

                                                      STRATEGIST
                                     ---------------------------------------------
                                                MONY SERIES FUND, INC.
                                     ---------------------------------------------

                                           DIVERSIFIED            MONEY MARKET
                                           SUBACCOUNT              SUBACCOUNT
                                     -----------------------   -------------------
                                        1999         1998        1999       1998
                                     ----------   ----------   --------   --------
From operations:
 Net investment income.............  $  155,350   $  254,338   $  2,772   $  3,301
 Net realized gain on
   investments.....................      81,348       73,407          0          0
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     118,209      (84,041)         0          0
                                     ----------   ----------   --------   --------
Net increase (decrease) in net
 assets resulting from
 operations........................     354,907      243,704      2,772      3,301
                                     ----------   ----------   --------   --------
From unit transactions:
 Net proceeds from the issuance of
   units...........................      67,724       63,685      7,498      6,765
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    (178,570)    (183,727)   (18,290)   (16,512)
                                     ----------   ----------   --------   --------
Net increase (decrease) from unit
 transactions......................    (110,846)    (120,042)   (10,792)    (9,747)
                                     ----------   ----------   --------   --------
Net increase (decrease) in net
 assets............................     244,061      123,662     (8,020)    (6,446)
Net assets beginning of year.......   1,234,825    1,111,163     69,117     75,563
                                     ----------   ----------   --------   --------
Net assets end of year*............  $1,478,886   $1,234,825   $ 61,097   $ 69,117
                                     ==========   ==========   ========   ========
Unit transactions:
 Units outstanding beginning of
   year............................      25,565       28,291      3,678      4,207
 Units issued during the year......       1,275        1,509        392        369
 Units redeemed during the year....      (3,244)      (4,235)      (955)      (898)
                                     ----------   ----------   --------   --------
Units outstanding end of year......      23,596       25,565      3,115      3,678
                                     ==========   ==========   ========   ========
---------------
* Includes undistributed net
 investment income of:               $  943,194   $  787,844   $ 83,249   $ 80,477
                                     ==========   ==========   ========   ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                       MONYEQUITY MASTER
                              ---------------------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                              ---------------------------------------------------------------------------------------------------
                               INTERMEDIATE TERM            LONG TERM               GOVERNMENT                   MONEY
                                      BOND                    BOND                  SECURITIES                   MARKET
                                   SUBACCOUNT              SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                              --------------------   -----------------------   ---------------------   --------------------------
                                1999        1998        1999         1998        1999        1998         1999           1998
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
From operations:
  Net investment income.....  $  32,622   $ 11,937   $   80,387   $   44,501   $  19,304   $  14,412   $   196,409   $    143,110
  Net realized gain (loss)
    on investments..........     (3,347)     4,813      (16,422)      53,711       6,761      10,794             0              0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............    (33,665)     5,189     (209,021)       5,771     (26,058)      5,587             0              0
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net increase (decrease) in
  net assets resulting from
  operations................     (4,390)    21,939     (145,056)     103,983           7      30,793       196,409        143,110
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units.......    259,097    495,470      939,989      910,497     486,563     389,606     6,472,419     21,592,510
  Net asset value of units
    redeemed or used to meet
    contract obligations....   (127,346)   (99,753)    (770,619)    (407,166)   (232,350)   (199,430)   (5,555,147)   (20,103,798)
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net increase (decrease) from
  unit transactions.........    131,751    395,717      169,370      503,331     254,213     190,176       917,272      1,488,712
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net increase (decrease) in
  net assets................    127,361    417,656       24,314      607,314     254,220     220,969     1,113,681      1,631,822
Net assets beginning of
  year......................    652,021    234,365    1,555,776      948,462     719,374     498,405     5,330,496      3,698,674
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Net assets end of year*.....  $ 779,382   $652,021   $1,580,090   $1,555,776   $ 973,594   $ 719,374   $ 6,444,177   $  5,330,496
                              =========   ========   ==========   ==========   =========   =========   ===========   ============
Unit transactions:
  Units outstanding
    beginning of year.......     51,260     19,650      104,745       69,779      57,728      42,420       449,645        325,979
  Units issued during the
    year....................     20,763     39,723       69,177       63,831      39,507      31,996       686,519      1,861,351
  Units redeemed during the
    year....................    (10,433)    (8,113)     (57,906)     (28,865)    (19,034)    (16,688)     (614,527)    (1,737,685)
                              ---------   --------   ----------   ----------   ---------   ---------   -----------   ------------
Units outstanding end of
  year......................     61,590     51,260      116,016      104,745      78,201      57,728       521,637        449,645
                              =========   ========   ==========   ==========   =========   =========   ===========   ============
---------------
* Includes undistributed net
  investment income of:       $  50,656   $ 18,034   $  172,195   $   91,808   $  48,240   $  28,936   $   562,110   $    365,701
                              =========   ========   ==========   ==========   =========   =========   ===========   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                           MONYEQUITY MASTER
                                          -----------------------------------------------------------------------------------
                                                                     ENTERPRISE ACCUMULATION TRUST
                                          -----------------------------------------------------------------------------------
                                                                            SMALL COMPANY
                                                   EQUITY                       VALUE                       MANAGED
                                                 SUBACCOUNT                 SUBACCOUNT**                  SUBACCOUNT
                                          -------------------------   -------------------------   ---------------------------
                                             1999          1998          1999          1998           1999           1998
                                          -----------   -----------   -----------   -----------   ------------   ------------
From operations:
Net investment income (loss)............  $ 2,957,349   $ 1,132,378   $ 1,542,856   $   943,250   $ 17,912,515   $  6,460,211
Net realized gain (loss) on
  investments...........................      816,091     1,299,251       533,338       880,276      1,708,506      4,263,820
Net change in unrealized appreciation
  (depreciation) of investments.........    1,678,484      (555,041)    2,698,994      (781,462)   (11,119,070)    (6,000,861)
                                          -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net assets resulting
  from operations.......................    5,451,924     1,876,588     4,775,188     1,042,064      8,501,951      4,723,170
                                          -----------   -----------   -----------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units...............................   14,814,850    17,178,981    10,495,593    11,226,613     32,930,266     43,195,093
  Net asset value of units redeemed or
    used to meet contract obligations...   (7,392,370)   (5,460,969)   (4,895,495)   (3,126,835)   (19,858,472)   (16,133,792)
                                          -----------   -----------   -----------   -----------   ------------   ------------
Net increase from unit transactions.....    7,422,480    11,718,012     5,600,098     8,099,778     13,071,794     27,061,301
                                          -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net assets..............   12,874,404    13,594,600    10,375,286     9,141,842     21,573,745     31,784,471
Net assets beginning of year............   30,077,398    16,482,798    17,326,567     8,184,725     91,853,472     60,069,001
                                          -----------   -----------   -----------   -----------   ------------   ------------
Net assets end of year*.................  $42,951,802   $30,077,398   $27,701,853   $17,326,567   $113,427,217   $ 91,853,472
                                          ===========   ===========   ===========   ===========   ============   ============
Unit transactions:
Units outstanding beginning of year.....    1,373,480       821,090       874,371       449,403      4,216,748      2,954,670
Units issued during the year............      697,369       812,747       509,273       594,256      1,506,274      2,028,359
Units redeemed during the year..........     (361,659)     (260,357)     (248,147)     (169,288)      (919,792)      (766,281)
                                          -----------   -----------   -----------   -----------   ------------   ------------
Units outstanding end of year...........    1,709,190     1,373,480     1,135,497       874,371      4,803,230      4,216,748
                                          ===========   ===========   ===========   ===========   ============   ============
---------------
 * Includes undistributed net investment
   income of:                             $ 4,628,634   $ 1,671,285   $ 3,191,939   $ 1,649,083   $ 27,092,347   $  9,179,832
                                          ===========   ===========   ===========   ===========   ============   ============
** Formerly Small Cap Subaccount

                                                           MONYEQUITY MASTER
                                          ----------------------------------------------------
                                                     ENTERPRISE ACCUMULATION TRUST
                                          ----------------------------------------------------
                                                INTERNATIONAL                HIGH YIELD
                                                   GROWTH                       BOND
                                                 SUBACCOUNT                  SUBACCOUNT
                                          -------------------------   ------------------------
                                             1999          1998          1999          1998
                                          -----------   -----------   -----------   ----------
From operations:
Net investment income (loss)............  $   228,208   $   309,850   $   350,028   $  243,867
Net realized gain (loss) on
  investments...........................      137,455       147,844      (101,361)      15,820
Net change in unrealized appreciation
  (depreciation) of investments.........    3,547,935       260,368      (132,000)    (184,965)
                                          -----------   -----------   -----------   ----------
Net increase in net assets resulting
  from operations.......................    3,913,598       718,062       116,667       74,722
                                          -----------   -----------   -----------   ----------
From unit transactions:
  Net proceeds from the issuance of
    units...............................    4,118,010     4,158,036     1,520,826    2,119,601
  Net asset value of units redeemed or
    used to meet contract obligations...   (1,722,826)   (1,336,551)   (1,041,034)    (598,271)
                                          -----------   -----------   -----------   ----------
Net increase from unit transactions.....    2,395,184     2,821,485       479,792    1,521,330
                                          -----------   -----------   -----------   ----------
Net increase in net assets..............    6,308,782     3,539,547       596,459    1,596,052
Net assets beginning of year............    7,618,801     4,079,254     3,535,771    1,939,719
                                          -----------   -----------   -----------   ----------
Net assets end of year*.................  $13,927,583   $ 7,618,801   $ 4,132,230   $3,535,771
                                          ===========   ===========   ===========   ==========
Unit transactions:
Units outstanding beginning of year.....      475,982       290,466       245,156      138,275
Units issued during the year............      251,798       275,608       104,613      148,827
Units redeemed during the year..........     (111,124)      (90,092)      (71,855)     (41,946)
                                          -----------   -----------   -----------   ----------
Units outstanding end of year...........      616,656       475,982       277,914      245,156
                                          ===========   ===========   ===========   ==========
---------------
 * Includes undistributed net investment
   income of:                             $   653,771   $   425,563   $   754,832   $  404,804
                                          ===========   ===========   ===========   ==========
** Formerly Small Cap Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist Subaccounts and nine MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONY Equity Master commenced operations in 1995. The Funds are registered under the 1940 Act as open end, diversified, management investment companies, and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for 1999 aggregated $18,529,609.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 were as follows:

                                                             COST OF        PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                   SHARES ACQUIRED   SHARES REDEEMED
----------------------                                   ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio................................    $    53,386       $    57,639
Equity Income Portfolio................................         38,478           102,983
Intermediate Term Bond Portfolio.......................         10,616            18,747
Long Term Bond Portfolio...............................          5,347            13,257
Diversified Portfolio..................................        108,619           227,203
Money Market Portfolio.................................          7,560            18,727

MONYEQUITY MASTER SUBACCOUNTS
-----------------------------

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.......................        362,051           235,997
Long Term Bond Portfolio...............................      1,331,969         1,174,321
Government Securities Portfolio........................        505,766           257,884
Money Market Portfolio.................................     11,517,132        10,632,944
Enterprise Accumulation Trust
Equity Portfolio.......................................     16,675,473         9,506,362
Small Company Value Portfolio..........................     11,911,641         6,469,999
Managed Portfolio......................................     36,248,438        23,918,522
International Growth Portfolio.........................      4,539,166         2,210,133
High Yield Bond Portfolio..............................      1,598,893         1,146,976

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                    MONY CUSTOM EQUITY MASTER
                                  ---------------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   ---------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                  ------------   ----------   ----------   ----------   ----------   -------------   ----------
             ASSETS
Shares held in respective
  Funds.........................      44,842        34,489       23,370     1,528,261       64,161        80,862        149,216
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments at cost.............    $484,580      $431,981     $253,999    $1,528,261   $2,345,649    $2,432,499     $5,720,982
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments in respective Funds,
  at net asset value............    $485,191      $424,906     $254,964    $1,528,261   $2,477,890    $2,543,122     $5,416,541
Amount due from respective
  Funds.........................          24            34           47           170          566           296          1,340
Amount due from MONY America....       8,056         3,769       16,135         2,078        8,642         8,392         25,849
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total assets..........     493,271       428,709      271,146     1,530,509    2,487,098     2,551,810      5,443,730
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          LIABILITIES
Amount due to respective
  Funds.........................       8,056         3,769       16,135         2,078        8,642         8,392         25,849
Amount due to MONY America......          95            98           83           391          927           666          2,141
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total liabilities.....       8,151         3,867       16,218         2,469        9,569         9,058         27,990
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $485,120      $424,842     $254,928    $1,528,040   $2,477,529    $2,542,752     $5,415,740
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Net assets consist of:
     Contractholders' net
       payments.................    $485,126      $438,056     $253,927    $1,497,506   $2,208,206    $2,281,277     $5,159,068
     Undistributed net
       investment income........       7,024         6,105        1,951        30,534      144,824       117,115        675,382
     Accumulated net realized
       gain (loss) on
       investments..............      (7,641)      (12,244)      (1,915)            0       (7,742)       33,737       (114,269)
     Net unrealized appreciation
       (depreciation) of
       investments..............         611        (7,075)         965             0      132,241       110,623       (304,441)
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $485,120      $424,842     $254,928    $1,528,040   $2,477,529    $2,542,752     $5,415,740
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Number of units outstanding*....      48,440        46,303       25,422       146,000      212,392       196,273        489,437
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net asset value per unit
  outstanding*..................    $  10.01      $   9.18     $  10.03    $    10.47   $    11.66    $    12.96     $    11.07
                                    ========      ========     ========    ==========   ==========    ==========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
            ASSETS
Shares held in respective
  Funds........................      145,987       115,296     1,491,345      429,437       145,783       161,339        235,868
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Investments at cost............   $1,082,045      $589,917    $8,777,650   $2,499,543    $  989,362      $873,223     $1,537,225
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Investments in respective
  Funds, at net asset value....   $1,356,216      $583,399    $9,783,223   $2,645,332    $1,239,157      $866,393     $2,040,261
Amount due from respective
  Funds........................          162            97         2,690          420           709           139            212
Amount due from MONY America...        3,448         3,055        63,253       16,824         5,791        12,724          6,497
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
          Total assets.........    1,359,826       586,551     9,849,166    2,662,576     1,245,657       879,256      2,046,970
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
          LIABILITIES
Amount due to respective
  Funds........................        3,448         3,055        63,253       16,824         5,791        12,724          6,497
Amount due to MONY America.....          355           184         4,135          803           883           265            504
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
          Total liabilities....        3,803         3,239        67,388       17,627         6,674        12,989          7,001
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
Net assets.....................   $1,356,023      $583,312    $9,781,778   $2,644,949    $1,238,983      $866,267     $2,039,969
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Net assets consist of:
     Contractholders' net
       payments................   $1,023,730      $572,807    $8,631,759   $2,472,409    $  951,102      $856,215     $1,494,178
     Undistributed net
       investment income
       (loss)..................       22,243        25,117       (14,682)      (3,195)       (1,354)         (591)        (2,197)
     Accumulated net realized
       gain (loss) on
       investments.............       35,879        (8,094)      159,128       29,946        39,440        17,473         44,952
     Net unrealized
       appreciation
       (depreciation) of
       investments.............      274,171        (6,518)    1,005,573      145,789       249,795        (6,830)       503,036
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
Net assets.....................   $1,356,023      $583,312    $9,781,778   $2,644,949    $1,238,983      $866,267     $2,039,969
                                  ==========      ========    ==========   ==========    ==========      ========     ==========
Number of units outstanding*...       92,361        56,344       762,612      219,728        77,266        80,262        120,616
                                  ----------      --------    ----------   ----------    ----------      --------     ----------
Net asset value per unit
  outstanding*.................   $    14.68      $  10.35    $    12.83   $    12.04    $    16.04      $  10.79     $    16.91
                                  ==========      ========    ==========   ==========    ==========      ========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                    ENTERPRISE ACCUMULATION                                FIDELITY VARIABLE INSURANCE PRODUCTS
                                             TRUST                                                        FUNDS
                                    -----------------------                  DREYFUS     ----------------------------------------
                                                               DREYFUS      SOCIALLY                                   VIP III
                                    MULTI-CAP                   STOCK      RESPONSIBLE      VIP         VIP II         GROWTH
                                      GROWTH      BALANCED      INDEX        GROWTH        GROWTH     CONTRA-FUND   OPPORTUNITIES
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                    ----------   ----------   ----------   -----------   ----------   -----------   -------------
              ASSETS
Shares held in respective Funds...     30,101         437         3,547        2,330        1,046         4,011          1,455
                                    =========      ======      ========      =======      =======      ========        =======
Investments at cost...............  $ 382,365      $2,254      $133,195      $89,187      $54,326      $109,657        $33,261
                                    =========      ======      ========      =======      =======      ========        =======
Investments in respective Funds,
  at net asset value..............  $ 440,384      $2,274      $136,367      $91,030      $57,334      $116,723        $33,636
Amount due from respective
  Funds...........................         18           0            19            0            1            19              4
Amount due from MONY America......      5,908           0        12,190           87        4,202           827            430
                                    ---------      ------      --------      -------      -------      --------        -------
          Total assets............    446,310       2,274       148,576       91,117       61,537       117,569         34,070
                                    ---------      ------      --------      -------      -------      --------        -------
           LIABILITIES
Amount due to respective Funds....      5,908           0        12,190           87        4,202           827            430
Amount due to MONY America........         75           0            35           13            7            33              8
                                    ---------      ------      --------      -------      -------      --------        -------
          Total liabilities.......      5,983           0        12,225          100        4,209           860            438
                                    ---------      ------      --------      -------      -------      --------        -------
Net assets........................  $ 440,327      $2,274      $136,351      $91,017      $57,328      $116,709        $33,632
                                    =========      ======      ========      =======      =======      ========        =======
Net assets consist of:
     Contractholders' net
       payments...................  $ 377,201      $2,254      $131,962      $86,227      $53,799      $109,426        $33,258
     Undistributed net investment
       income (loss)..............       (127)          0           812        2,937          (13)          (29)           (12)
     Accumulated net realized gain
       (loss) on investments......      5,234           0           405           10          534           246             11
     Net unrealized appreciation
       (depreciation) of
       investments................     58,019          20         3,172        1,843        3,008         7,066            375
                                    ---------      ------      --------      -------      -------      --------        -------
Net assets........................  $ 440,327      $2,274      $136,351      $91,017      $57,328      $116,709        $33,632
                                    =========      ======      ========      =======      =======      ========        =======
Number of units outstanding*......     32,431         221        12,662        8,243        5,021        10,237          3,320
                                    ---------      ------      --------      -------      -------      --------        -------
Net asset value per unit
  outstanding*....................  $   13.58      $10.29      $  10.77      $ 11.04      $ 11.42      $  11.40        $ 10.13
                                    =========      ======      ========      =======      =======      ========        =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                           MONY CUSTOM EQUITY MASTER
                                                              ---------------------------------------------------
                                                                              JANUS ASPEN SERIES
                                                              ---------------------------------------------------
                                                              AGGRESSIVE                  CAPITAL      WORLDWIDE
                                                                GROWTH      BALANCED    APPRECIATION     GROWTH
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ------------   ----------
                           ASSETS
Shares held in respective Funds.............................      6,790       1,098          6,630         4,596
                                                               ========     =======       ========      ========
Investments at cost.........................................   $346,773     $29,834       $188,238      $196,516
                                                               ========     =======       ========      ========
Investments in respective Funds, at net asset value.........   $405,312     $30,659       $219,924      $219,446
Amount due from respective Funds............................         53           0             61             0
Amount due from MONY America................................     33,263       3,804          1,146           936
                                                               --------     -------       --------      --------
          Total assets......................................    438,628      34,463        221,131       220,382
                                                               --------     -------       --------      --------
                        LIABILITIES
Amount due to respective Funds..............................     33,263       3,804          1,146           936
Amount due to MONY America..................................        102           3             89            28
                                                               --------     -------       --------      --------
          Total liabilities.................................     33,365       3,807          1,235           964
                                                               --------     -------       --------      --------
Net assets..................................................   $405,263     $30,656       $219,896      $219,418
                                                               ========     =======       ========      ========
Net assets consist of:
     Contractholders' net payments..........................   $344,923     $29,534       $186,988      $195,196
     Undistributed net investment income (loss).............       (108)        267            321           (56)
     Accumulated net realized gain (loss) on investments....      1,909          30            901         1,348
     Net unrealized appreciation (depreciation) of
      investments...........................................     58,539         825         31,686        22,930
                                                               --------     -------       --------      --------
Net assets..................................................   $405,263     $30,656       $219,896      $219,418
                                                               ========     =======       ========      ========
Number of units outstanding*................................     29,042       2,882         16,682        16,721
                                                               --------     -------       --------      --------
Net asset value per unit outstanding*.......................   $  13.95     $ 10.64       $  13.18      $  13.12
                                                               ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend income...................     $ 7,708      $  6,796     $ 2,391      $32,810      $148,555      $120,895      $  684,610
Mortality and expense risk
  charges.........................        (684)         (691)       (440)      (2,276)       (3,730)       (3,780)         (9,227)
                                       -------      --------     -------      -------      --------      --------      ----------
Net investment income.............       7,024         6,105       1,951       30,534       144,825       117,115         675,383
                                       -------      --------     -------      -------      --------      --------      ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................      (7,641)      (12,244)     (1,915)           0        (7,750)       33,735        (114,285)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............         609        (7,080)        965            0       131,997       110,343        (304,672)
                                       -------      --------     -------      -------      --------      --------      ----------
Net realized and unrealized gain
  (loss) on investments...........      (7,032)      (19,324)       (950)           0       124,247       144,078        (418,957)
                                       -------      --------     -------      -------      --------      --------      ----------
Net increase (decrease) in net
  assets resulting from
  operations......................     $    (8)     $(13,219)    $ 1,001      $30,534      $269,072      $261,193      $  256,426
                                       =======      ========     =======      =======      ========      ========      ==========

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
Dividend income................    $ 23,944       $ 25,972    $        0    $      7      $      0       $   855     $          0
Mortality and expense risk
  charges......................      (1,701)          (857)      (14,681)     (3,202)       (1,354)       (1,446)          (2,197)
                                   --------       --------    ----------    --------      --------       -------     ------------
Net investment income (loss)...      22,243         25,115       (14,681)     (3,195)       (1,354)         (591)          (2,197)
                                   --------       --------    ----------    --------      --------       -------     ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............      35,877         (8,094)      159,102      29,946        39,439        17,473           44,949
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...............     274,153         (6,521)    1,005,449     145,726       249,744        (6,848)         503,012
                                   --------       --------    ----------    --------      --------       -------     ------------
Net realized and unrealized
  gain (loss) on investments...     310,030        (14,615)    1,164,551     175,672       289,183        10,625          547,961
                                   --------       --------    ----------    --------      --------       -------     ------------
Net increase in net assets
  resulting from operations....    $332,273       $ 10,500    $1,149,870    $172,477      $287,829       $10,034     $    545,764
                                   ========       ========    ==========    ========      ========       =======     ============

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                             -------------------------------                       DREYFUS
                                                                                                   SOCIALLY
                                               MULTI-CAP                       DREYFUS STOCK     RESPONSIBLE
                                                 GROWTH          BALANCED          INDEX            GROWTH
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             --------------   --------------   --------------   --------------
                                             FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                              NOVEMBER 2,      NOVEMBER 15,     NOVEMBER 9,      NOVEMBER 10,
                                                1999(**)         1999(**)         1999(**)         1999(**)
                                                THROUGH          THROUGH          THROUGH          THROUGH
                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  1999             1999             1999             1999
                                             --------------   --------------   --------------   --------------
Dividend income............................     $     0            $ 0             $  845           $2,964
Mortality and expense risk charges.........        (127)             0                (33)             (27)
                                                -------            ---             ------           ------
Net investment income (loss)...............        (127)             0                812            2,937
                                                -------            ---             ------           ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments.........       5,234              0                405               10
  Net change in unrealized appreciation of
     investments...........................      58,019             20              3,172            1,843
                                                -------            ---             ------           ------
Net realized and unrealized gain on
  investments..............................      63,253             20              3,577            1,853
                                                -------            ---             ------           ------
Net increase in net assets resulting from
  operations...............................     $63,126            $20             $4,389           $4,790
                                                =======            ===             ======           ======

                                                        MONY CUSTOM EQUITY MASTER
                                             ------------------------------------------------
                                                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                             ------------------------------------------------
                                                                                  VIP III
                                                  VIP             VIP II           GROWTH
                                                 GROWTH        CONTRA FUND     OPPORTUNITIES
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                             --------------   --------------   --------------
                                             FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                              NOVEMBER 9,      NOVEMBER 3,      NOVEMBER 10,
                                                1999(**)         1999(**)         1999(**)
                                                THROUGH          THROUGH          THROUGH
                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  1999             1999             1999
                                             --------------   --------------   --------------
Dividend income............................      $    0           $    0            $  0
Mortality and expense risk charges.........         (13)             (29)            (12)
                                                 ------           ------            ----
Net investment income (loss)...............         (13)             (29)            (12)
                                                 ------           ------            ----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments.........         534              246              11
  Net change in unrealized appreciation of
     investments...........................       3,008            7,066             375
                                                 ------           ------            ----
Net realized and unrealized gain on
  investments..............................       3,542            7,312             386
                                                 ------           ------            ----
Net increase in net assets resulting from
  operations...............................      $3,529           $7,283            $374
                                                 ======           ======            ====

---------------
(**) Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                  MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------------------------------------
                                                                                     JANUS ASPEN SERIES
                                                              -----------------------------------------------------------------
                                                                AGGRESSIVE                         CAPITAL         WORLDWIDE
                                                                  GROWTH          BALANCED       APPRECIATION        GROWTH
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                               NOVEMBER 2,      NOVEMBER 15,     NOVEMBER 2,      NOVEMBER 3,
                                                                 1999(**)         1999(**)         1999(**)         1999(**)
                                                                 THROUGH          THROUGH          THROUGH          THROUGH
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   1999             1999             1999             1999
                                                              --------------   --------------   --------------   --------------
Dividend income.............................................     $     0           $  273          $   390          $     0
Mortality and expense risk charges..........................        (108)              (6)             (69)             (56)
                                                                 -------           ------          -------          -------
Net investment income (loss)................................        (108)             267              321              (56)
                                                                 -------           ------          -------          -------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................       1,909               30              901            1,348
  Net change in unrealized appreciation of investments......      58,539              825           31,686           22,930
                                                                 -------           ------          -------          -------
Net realized and unrealized gain on investments.............      60,448              855           32,587           24,278
                                                                 -------           ------          -------          -------
Net increase in net assets resulting from operations........     $60,340           $1,122          $32,908          $24,222
                                                                 =======           ======          =======          =======

---------------
(**) Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     MONY CUSTOM EQUITY MASTER
                                              -----------------------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                              -----------------------------------------------------------------------
                                                         INTERMEDIATE                          LONG TERM
                                                          TERM BOND                               BOND
                                                          SUBACCOUNT                           SUBACCOUNT
                                              ----------------------------------   ----------------------------------
                                                FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                               YEAR ENDED    DECEMBER 29, 1998**    YEAR ENDED    DECEMBER 16, 1998**
                                              DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                  1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                              ------------   -------------------   ------------   -------------------
From operations:
  Net investment income.....................   $   7,024           $    0            $  6,105           $    0
  Net realized loss on investments..........      (7,641)               0             (12,244)               0
  Net change in unrealized appreciation
     (depreciation) of investments..........         609                2              (7,080)               5
                                               ---------           ------            --------           ------
Net increase (decrease) in net assets
  resulting from operations.................          (8)               2             (13,219)               5
                                               ---------           ------            --------           ------
From unit transactions:
  Net proceeds from the issuance of units...     711,966            1,933             534,080            1,559
  Net asset value of units redeemed or used
     to meet contract obligations...........    (228,769)              (4)            (97,560)             (23)
                                               ---------           ------            --------           ------
Net increase from unit transactions.........     483,197            1,929             436,520            1,536
                                               ---------           ------            --------           ------
Net increase in net assets..................     483,189            1,931             423,301            1,541
Net assets beginning of period..............       1,931                0               1,541                0
                                               ---------           ------            --------           ------
Net assets end of period*...................   $ 485,120           $1,931            $424,842           $1,541
                                               =========           ======            ========           ======
Unit transactions:
Units outstanding beginning of period.......         193                0                 155                0
Units issued during the period..............      71,100              193              56,509              157
Units redeemed during the period............     (22,853)               0             (10,361)              (2)
                                               ---------           ------            --------           ------
Units outstanding end of period.............      48,440              193              46,303              155
                                               =========           ======            ========           ======
---------------
 * Includes undistributed net investment
   income of:                                  $   7,024           $    0            $  6,105           $    0
                                               =========           ======            ========           ======
** Commencement of operations

                                                  MONY CUSTOM EQUITY MASTER
                                              ----------------------------------
                                                    MONY SERIES FUND, INC.
                                              ----------------------------------
                                                          GOVERNMENT
                                                          SECURITIES
                                                          SUBACCOUNT
                                              ----------------------------------
                                                FOR THE        FOR THE PERIOD
                                               YEAR ENDED    DECEMBER 17, 1998**
                                              DECEMBER 31,         THROUGH
                                                  1999        DECEMBER 31, 1998
                                              ------------   -------------------
From operations:
  Net investment income.....................    $  1,951            $  0
  Net realized loss on investments..........      (1,915)              0
  Net change in unrealized appreciation
     (depreciation) of investments..........         965               0
                                                --------            ----
Net increase (decrease) in net assets
  resulting from operations.................       1,001               0
                                                --------            ----
From unit transactions:
  Net proceeds from the issuance of units...     305,134             737
  Net asset value of units redeemed or used
     to meet contract obligations...........     (51,936)             (8)
                                                --------            ----
Net increase from unit transactions.........     253,198             729
                                                --------            ----
Net increase in net assets..................     254,199             729
Net assets beginning of period..............         729               0
                                                --------            ----
Net assets end of period*...................    $254,928            $729
                                                ========            ====
Unit transactions:
Units outstanding beginning of period.......          73               0
Units issued during the period..............      30,541              74
Units redeemed during the period............      (5,192)             (1)
                                                --------            ----
Units outstanding end of period.............      25,422              73
                                                ========            ====
---------------
 * Includes undistributed net investment
   income of:                                   $  1,951            $  0
                                                ========            ====
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                   MONY SERIES FUND, INC.           ENTERPRISE ACCUMULATION TRUST
                                             ----------------------------------   ----------------------------------
                                                        MONEY MARKET                            EQUITY
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                               FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 28, 1998**    YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
From operations:

  Net investment income (loss).............  $    30,534          $     0          $  144,825          $    (1)
  Net realized gain (loss) on
     investments...........................            0                0              (7,750)               8
  Net change in unrealized appreciation
     (depreciation) of investments.........            0                0             131,997              244
                                             -----------          -------          ----------          -------
Net increase in net assets resulting from
  operations...............................       30,534                0             269,072              251
                                             -----------          -------          ----------          -------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    3,691,838           65,877           2,705,850           19,516
  Net asset value of units redeemed or used
     to meet contract obligations..........   (2,258,987)          (1,222)           (516,750)            (410)
                                             -----------          -------          ----------          -------
Net increase from unit transactions........    1,432,851           64,655           2,189,100           19,106
                                             -----------          -------          ----------          -------
Net increase in net assets.................    1,463,385           64,655           2,458,172           19,357
Net assets beginning of period.............       64,655                0              19,357                0
                                             -----------          -------          ----------          -------
Net assets end of the period*..............  $ 1,528,040          $64,655          $2,477,529          $19,357
                                             ===========          =======          ==========          =======
Unit transactions:
Units outstanding beginning of period......        6,463                0               1,912                0
Units issued during the period.............      359,906            6,585             260,034            1,953
Units redeemed during the period...........     (220,369)            (122)            (49,554)             (41)
                                             -----------          -------          ----------          -------
Units outstanding end of period............      146,000            6,463             212,392            1,912
                                             ===========          =======          ==========          =======
---------------
  * Includes undistributed net investment
    income (loss) of:                        $    30,534          $     0          $  144,824          $    (1)
                                             ===========          =======          ==========          =======
 ** Commencement of operations
*** Formerly Small Cap subaccount

                                                 MONY CUSTOM EQUITY MASTER
                                             ---------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------
                                                    SMALL COMPANY VALUE
                                                       SUBACCOUNT***
                                             ---------------------------------
                                               FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,        THROUGH
                                                 1999       DECEMBER 31, 1998
                                             ------------   ------------------
From operations:
  Net investment income (loss).............   $  117,115          $    0
  Net realized gain (loss) on
     investments...........................       33,735               2
  Net change in unrealized appreciation
     (depreciation) of investments.........      110,343             280
                                              ----------          ------
Net increase in net assets resulting from
  operations...............................      261,193             282
                                              ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    2,882,501           7,930
  Net asset value of units redeemed or used
     to meet contract obligations..........     (609,029)           (125)
                                              ----------          ------
Net increase from unit transactions........    2,273,472           7,805
                                              ----------          ------
Net increase in net assets.................    2,534,665           8,087
Net assets beginning of period.............        8,087               0
                                              ----------          ------
Net assets end of the period*..............   $2,542,752          $8,087
                                              ==========          ======
Unit transactions:
Units outstanding beginning of period......          772               0
Units issued during the period.............      247,197             784
Units redeemed during the period...........      (51,696)            (12)
                                              ----------          ------
Units outstanding end of period............      196,273             772
                                              ==========          ======
---------------
  * Includes undistributed net investment
    income (loss) of:                         $  117,115          $    0
                                              ==========          ======
 ** Commencement of operations
*** Formerly Small Cap subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                          MANAGED                        INTERNATIONAL GROWTH
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                               FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**     YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
From operations:

  Net investment income (loss).............  $   675,383          $    (1)         $   22,243          $    0
  Net realized gain (loss) on
     investments...........................     (114,285)              16              35,877               2
  Net change in unrealized appreciation
     (depreciation) of investments.........     (304,672)             231             274,153              18
                                             -----------          -------          ----------          ------
Net increase in net assets resulting from
  operations...............................      256,426              246             332,273              20
                                             -----------          -------          ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    6,547,247           27,281           1,275,028           1,391
  Net asset value of units redeemed or used
     to meet contract obligations..........   (1,414,906)            (554)           (252,640)            (49)
                                             -----------          -------          ----------          ------
Net increase from unit transactions........    5,132,341           26,727           1,022,388           1,342
                                             -----------          -------          ----------          ------
Net increase in net assets.................    5,388,767           26,973           1,354,661           1,362
Net assets beginning of period.............       26,973                0               1,362               0
                                             -----------          -------          ----------          ------
Net assets end of period*..................  $ 5,415,740          $26,973          $1,356,023          $1,362
                                             ===========          =======          ==========          ======
Unit transactions:
Units outstanding beginning of period......        2,653                0                 131               0
Units issued during the period.............      620,235            2,708             114,415             136
Units redeemed during the period...........     (133,451)             (55)            (22,185)             (5)
                                             -----------          -------          ----------          ------
Units outstanding end of period............      489,437            2,653              92,361             131
                                             ===========          =======          ==========          ======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $   675,382          $    (1)         $   22,243          $    0
                                             ===========          =======          ==========          ======
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                             ----------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                             ----------------------------------
                                                      HIGH YIELD BOND
                                                         SUBACCOUNT
                                             ----------------------------------
                                               FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 14, 1998**
                                             DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998
                                             ------------   -------------------
From operations:
  Net investment income (loss).............   $  25,115           $    2
  Net realized gain (loss) on
     investments...........................      (8,094)               0
  Net change in unrealized appreciation
     (depreciation) of investments.........      (6,521)               3
                                              ---------           ------
Net increase in net assets resulting from
  operations...............................      10,500                5
                                              ---------           ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................     680,017            3,481
  Net asset value of units redeemed or used
     to meet contract obligations..........    (110,651)             (40)
                                              ---------           ------
Net increase from unit transactions........     569,366            3,441
                                              ---------           ------
Net increase in net assets.................     579,866            3,446
Net assets beginning of period.............       3,446                0
                                              ---------           ------
Net assets end of period*..................   $ 583,312           $3,446
                                              =========           ======
Unit transactions:
Units outstanding beginning of period......         345                0
Units issued during the period.............      66,875              349
Units redeemed during the period...........     (10,876)              (4)
                                              ---------           ------
Units outstanding end of period............      56,344              345
                                              =========           ======
---------------
 * Includes undistributed net investment
   income (loss) of:                          $  25,117           $    2
                                              =========           ======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                                                              GROWTH AND
                                                           GROWTH                               INCOME
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                               FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**     YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
From operations:
  Net investment loss......................  $   (14,681)         $    (1)         $   (3,195)         $     0
  Net realized gain on investments.........      159,102               26              29,946                0
  Net change in unrealized appreciation
     (depreciation) of investments.........    1,005,449              124             145,726               63
                                             -----------          -------          ----------          -------
Net increase in net assets resulting from
  operations...............................    1,149,870              149             172,477               63
                                             -----------          -------          ----------          -------
From unit transactions:
  Net proceeds from the issuance of
     units.................................   10,743,825           52,409           3,055,454           10,095
  Net asset value of units redeemed or used
     to meet contract obligations..........   (2,164,169)            (306)           (593,120)             (20)
                                             -----------          -------          ----------          -------
Net increase from unit transactions........    8,579,656           52,103           2,462,334           10,075
                                             -----------          -------          ----------          -------
Net increase in net assets.................    9,729,526           52,252           2,634,811           10,138
Net assets beginning of period.............       52,252                0              10,138                0
                                             -----------          -------          ----------          -------
Net assets end of period*..................  $ 9,781,778          $52,252          $2,644,949          $10,138
                                             ===========          =======          ==========          =======
Unit transactions:
Units outstanding beginning of period......        5,053                0               1,012                0
Units issued during the period.............      943,048            5,083             271,176            1,014
Units redeemed during the period...........     (185,489)             (30)            (52,460)              (2)
                                             -----------          -------          ----------          -------
Units outstanding end of period............      762,612            5,053             219,728            1,012
                                             ===========          =======          ==========          =======
---------------
 * Includes undistributed net investment
   loss of:                                  $   (14,682)         $    (1)         $   (3,195)         $     0
                                             ===========          =======          ==========          =======
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                             ----------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                             ----------------------------------
                                                       SMALL COMPANY
                                                           GROWTH
                                                         SUBACCOUNT
                                             ----------------------------------
                                               FOR THE        FOR THE PERIOD
                                              YEAR ENDED    DECEMBER 9, 1998**
                                             DECEMBER 31,         THROUGH
                                                 1999        DECEMBER 31, 1998
                                             ------------   -------------------
From operations:
  Net investment loss......................   $   (1,354)         $    0
  Net realized gain on investments.........       39,439               1
  Net change in unrealized appreciation
     (depreciation) of investments.........      249,744              51
                                              ----------          ------
Net increase in net assets resulting from
  operations...............................      287,829              52
                                              ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    1,122,121           1,456
  Net asset value of units redeemed or used
     to meet contract obligations..........     (172,414)            (61)
                                              ----------          ------
Net increase from unit transactions........      949,707           1,395
                                              ----------          ------
Net increase in net assets.................    1,237,536           1,447
Net assets beginning of period.............        1,447               0
                                              ----------          ------
Net assets end of period*..................   $1,238,983          $1,447
                                              ==========          ======
Unit transactions:
Units outstanding beginning of period......          140               0
Units issued during the period.............       91,095             146
Units redeemed during the period...........      (13,969)             (6)
                                              ----------          ------
Units outstanding end of period............       77,266             140
                                              ==========          ======
---------------
 * Includes undistributed net investment
   loss of:                                   $   (1,354)         $    0
                                              ==========          ======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                            -----------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------------------------------------------------
                                                          EQUITY                              CAPITAL
                                                          INCOME                            APPRECIATION
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                              FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                             YEAR ENDED    DECEMBER 9, 1998**     YEAR ENDED    DECEMBER 9, 1998**
                                            DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
From operations:

  Net investment loss.....................   $     (591)         $     0          $   (2,197)         $    0
  Net realized gain on investments........       17,473                0              44,949               3
  Net change in unrealized appreciation
     (depreciation) of investments........       (6,848)              18             503,012              24
                                             ----------          -------          ----------          ------
Net increase in net assets resulting from
  operations..............................       10,034               18             545,764              27
                                             ----------          -------          ----------          ------
From unit transactions:
  Net proceeds from the issuance of
     units................................    1,095,411           11,177           1,762,597           8,145
  Net asset value of units redeemed or
     used to meet contract obligations....     (250,359)             (14)           (276,515)            (49)
                                             ----------          -------          ----------          ------
Net increase from unit transactions.......      845,052           11,163           1,486,082           8,096
                                             ----------          -------          ----------          ------
Net increase in net assets................      855,086           11,181           2,031,846           8,123
Net assets beginning of period............       11,181                0               8,123               0
                                             ----------          -------          ----------          ------
Net assets end of period*.................   $  866,267          $11,181          $2,039,969          $8,123
                                             ==========          =======          ==========          ======
Unit transactions:
Units outstanding beginning of period.....        1,091                0                 743               0
Units issued during the period............      101,978            1,092             141,549             748
Units redeemed during the period..........      (22,807)              (1)            (21,676)             (5)
                                             ----------          -------          ----------          ------
Units outstanding end of period...........       80,262            1,091             120,616             743
                                             ==========          =======          ==========          ======
---------------
 * Includes undistributed net investment
   (loss) of:                                $     (591)         $     0          $   (2,197)         $    0
                                             ==========          =======          ==========          ======
** Commencement of operations

                                                     MONY CUSTOM EQUITY MASTER
                                            -------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                            -------------------------------------------
                                                 MULTI-CAP
                                                  GROWTH                BALANCED
                                                SUBACCOUNT             SUBACCOUNT
                                            -------------------   ---------------------
                                              FOR THE PERIOD         FOR THE PERIOD
                                            NOVEMBER 2, 1999**     NOVEMBER 15, 1999**
                                                  THROUGH                THROUGH
                                             DECEMBER 31, 1999      DECEMBER 31, 1999
                                            -------------------   ---------------------
From operations:
  Net investment loss.....................       $   (127)               $    0
  Net realized gain on investments........          5,234                     0
  Net change in unrealized appreciation
     (depreciation) of investments........         58,019                    20
                                                 --------                ------
Net increase in net assets resulting from
  operations..............................         63,126                    20
                                                 --------                ------
From unit transactions:
  Net proceeds from the issuance of
     units................................        423,841                 2,295
  Net asset value of units redeemed or
     used to meet contract obligations....        (46,640)                  (41)
                                                 --------                ------
Net increase from unit transactions.......        377,201                 2,254
                                                 --------                ------
Net increase in net assets................        440,327                 2,274
Net assets beginning of period............              0                     0
                                                 --------                ------
Net assets end of period*.................       $440,327                $2,274
                                                 ========                ======
Unit transactions:
Units outstanding beginning of period.....              0                     0
Units issued during the period............         36,551                   225
Units redeemed during the period..........         (4,120)                   (4)
                                                 --------                ------
Units outstanding end of period...........         32,431                   221
                                                 ========                ======
---------------
 * Includes undistributed net investment
   (loss) of:                                    $   (127)               $    0
                                                 ========                ======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        MONY CUSTOM EQUITY MASTER
                                               -------------------------------------------

                                                     DREYFUS                DREYFUS
                                                      STOCK                SOCIALLY
                                                      INDEX               RESPONSIBLE
                                                   SUBACCOUNT             SUBACCOUNT
                                               -------------------   ---------------------
                                                 FOR THE PERIOD         FOR THE PERIOD
                                               NOVEMBER 9, 1999**     NOVEMBER 10, 1999**
                                                     THROUGH                THROUGH
                                                DECEMBER 31, 1999      DECEMBER 31, 1999
                                               -------------------   ---------------------
From operations:

  Net investment income (loss)...............       $    812                $ 2,937
  Net realized gain on investments...........            405                     10
  Net change in unrealized appreciation
     (depreciation) of investments...........          3,172                  1,843
                                                    --------                -------
Net increase in net assets resulting from
  operations.................................          4,389                  4,790
                                                    --------                -------
From unit transactions:
  Net proceeds from the issuance of units....        136,922                 86,547
  Net asset value of units redeemed or used
     to meet contract obligations............         (4,960)                  (320)
                                                    --------                -------
Net increase from unit transactions..........        131,962                 86,227
                                                    --------                -------
Net increase in net assets...................        136,351                 91,017
Net assets beginning of period...............              0                      0
                                                    --------                -------
Net assets end of period*....................       $136,351                $91,017
                                                    ========                =======
Unit transactions:
Units outstanding beginning of period........              0                      0
Units issued during the period...............         13,142                  8,273
Units redeemed during the period.............           (480)                   (30)
                                                    --------                -------
Units outstanding end of period..............         12,662                  8,243
                                                    ========                =======
---------------
 * Includes undistributed net investment
   income (loss) of:                                $    812                $ 2,937
                                                    ========                =======
** Commencement of operations

                                                                   MONY CUSTOM EQUITY MASTER
                                               -----------------------------------------------------------------
                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                               -----------------------------------------------------------------
                                                       VIP                 VIP II                 VIP III
                                                     GROWTH              CONTRA-FUND       GROWTH OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               -------------------   -------------------   ---------------------
                                                 FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD
                                               NOVEMBER 9, 1999**    NOVEMBER 3, 1999**     NOVEMBER 10, 1999**
                                                     THROUGH               THROUGH                THROUGH
                                                DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999
                                               -------------------   -------------------   ---------------------
From operations:
  Net investment income (loss)...............        $   (13)             $    (29)               $   (12)
  Net realized gain on investments...........            534                   246                     11
  Net change in unrealized appreciation
     (depreciation) of investments...........          3,008                 7,066                    375
                                                     -------              --------                -------
Net increase in net assets resulting from
  operations.................................          3,529                 7,283                    374
                                                     -------              --------                -------
From unit transactions:
  Net proceeds from the issuance of units....         56,705               111,883                 33,785
  Net asset value of units redeemed or used
     to meet contract obligations............         (2,906)               (2,457)                  (527)
                                                     -------              --------                -------
Net increase from unit transactions..........         53,799               109,426                 33,258
                                                     -------              --------                -------
Net increase in net assets...................         57,328               116,709                 33,632
Net assets beginning of period...............              0                     0                      0
                                                     -------              --------                -------
Net assets end of period*....................        $57,328              $116,709                $33,632
                                                     =======              ========                =======
Unit transactions:
Units outstanding beginning of period........              0                     0                      0
Units issued during the period...............          5,291                10,466                  3,373
Units redeemed during the period.............           (270)                 (229)                   (53)
                                                     -------              --------                -------
Units outstanding end of period..............          5,021                10,237                  3,320
                                                     =======              ========                =======
---------------
 * Includes undistributed net investment
   income (loss) of:                                 $   (13)             $    (29)               $   (12)
                                                     =======              ========                =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                           --------------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                           --------------------------------------------------------------------------------------
                                               AGGRESSIVE                                     CAPITAL              WORLDWIDE
                                                 GROWTH                BALANCED            APPRECIATION             GROWTH
                                               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------   --------------------   -------------------   -------------------
                                             FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                           NOVEMBER 2, 1999**    NOVEMBER 15, 1999**    NOVEMBER 2, 1999**    NOVEMBER 3, 1999**
                                                 THROUGH               THROUGH                THROUGH               THROUGH
                                            DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999     DECEMBER 31, 1999
                                           -------------------   --------------------   -------------------   -------------------
From operations:
  Net investment income (loss)...........       $   (108)              $   267               $    321              $    (56)
  Net realized gain on investments.......          1,909                    30                    901                 1,348
  Net change in unrealized appreciation
     (depreciation) of
     investments.........................         58,539                   825                 31,686                22,930
                                                --------               -------               --------              --------
Net increase in net assets resulting from
  operations.............................         60,340                 1,122                 32,908                24,222
                                                --------               -------               --------              --------
From unit transactions:
  Net proceeds from the issuance of
     units...............................        355,366                30,519                192,015               201,994
  Net asset value of units redeemed or
     used to meet contract obligations...        (10,443)                 (985)                (5,027)               (6,798)
                                                --------               -------               --------              --------
Net increase from unit transactions......        344,923                29,534                186,988               195,196
                                                --------               -------               --------              --------
Net increase in net assets...............        405,263                30,656                219,896               219,418
Net assets beginning of period...........              0                     0                      0                     0
                                                --------               -------               --------              --------
Net assets end of period*................       $405,263               $30,656               $219,896              $219,418
                                                ========               =======               ========              ========
Unit transactions:
Units outstanding beginning of period....              0                     0                      0                     0
Units issued during the period...........         29,886                 2,978                 17,128                17,285
Units redeemed during the period.........           (844)                  (96)                  (446)                 (564)
                                                --------               -------               --------              --------
Units outstanding end of period..........         29,042                 2,882                 16,682                16,721
                                                ========               =======               ========              ========
---------------
 * Includes undistributed net investment
  income (loss) of:                             $   (108)              $   267               $    321              $    (56)
                                                ========               =======               ========              ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

     Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the period ended December 31,1999 aggregated $3,541,665.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 1999 were as follows:

                                                             COST OF        PROCEEDS FROM
         MONY CUSTOM EQUITY MASTER SUBACCOUNTS           SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------           ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.......................    $   781,350       $  298,766
Long Term Bond Portfolio...............................        581,222          145,329
Government Securities Portfolio........................        340,466           87,672
Money Market Portfolio.................................      4,888,528        4,921,338
Enterprise Accumulation Trust
Equity Portfolio.......................................      2,899,545          713,815
Small Company Value Portfolio..........................      3,187,697          917,635
Managed Portfolio......................................      7,015,238        1,891,324
International Growth Portfolio.........................      1,547,477          526,596
High Yield Bond Portfolio..............................        774,444          205,848
Growth Portfolio.......................................     11,692,982        3,126,562
Growth and Income Portfolio............................      3,261,369          801,854
Small Company Growth Portfolio.........................      1,198,826          250,299
Equity Income Portfolio................................      1,196,877          353,146
Capital Appreciation Portfolio.........................      1,888,370          404,193
Multi-Cap Growth Portfolio.............................        431,496           54,365
Balanced Portfolio.....................................          2,313               59
Dreyfus
Dreyfus Stock Index Fund...............................        143,504           11,560
The Dreyfus Socially Responsible Growth Fund, Inc......         86,558              345

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS TRANSACTIONS (CONTINUED)

                                                             COST OF        PROCEEDS FROM
         MONY CUSTOM EQUITY MASTER SUBACCOUNTS           SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------           ---------------   ---------------
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio...................................    $    62,332       $    8,540
VIP II Contrafund Portfolio............................        117,295            7,884
VIP III Growth Opportunities Portfolio.................         36,413            3,162
Janus Aspen Series Fund
Aggressive Growth Portfolio............................        358,664           13,800
Balanced Portfolio.....................................         30,532            1,001
Capital Appreciation Portfolio.........................        197,721           10,774
Worldwide Growth Portfolio.............................        203,431            8,263

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT**    SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
ASSETS
Shares held in respective Funds...      8,343          9,197       4,577       226,425        5,767         7,915         17,456
                                      =======       ========     =======      ========     ========      ========       ========
Investments at cost...............    $93,483       $120,715     $49,679      $226,425     $211,170      $239,796       $675,257
                                      =======       ========     =======      ========     ========      ========       ========
Investments in respective Funds,
  at net asset value..............    $90,266       $113,313     $49,936      $226,425     $222,724      $248,945       $633,648
Amount due from MONY America......          0              0           0         7,738          361             0              0
                                      -------       --------     -------      --------     --------      --------       --------
         Total assets.............     90,266        113,313      49,936       234,163      223,085       248,945        633,648
                                      -------       --------     -------      --------     --------      --------       --------
LIABILITIES
Amount due to respective Funds....          0              0           0         7,738          361             0              0
Amount due to MONY America........         14             17           7            31           32            37             95
                                      -------       --------     -------      --------     --------      --------       --------
         Total liabilities........         14             17           7         7,769          393            37             95
                                      -------       --------     -------      --------     --------      --------       --------
Net assets........................    $90,252       $113,296     $49,929      $226,394     $222,692      $248,908       $633,553
                                      =======       ========     =======      ========     ========      ========       ========
Net assets consist of:
  Contractholders' net payments...    $90,531       $118,183     $49,720      $221,526     $200,965      $224,587       $609,188
  Undistributed net investment
    income........................      3,506          4,549         217         4,868       11,721        12,519         71,839
  Accumulated net realized gain
    (loss) on investments.........       (568)        (2,034)       (265)            0       (1,548)        2,653         (5,865)
  Net unrealized appreciation
    (depreciation) of
    investments...................     (3,217)        (7,402)        257             0       11,554         9,149        (41,609)
                                      -------       --------     -------      --------     --------      --------       --------
Net assets........................    $90,252       $113,296     $49,929      $226,394     $222,692      $248,908       $633,553
                                      =======       ========     =======      ========     ========      ========       ========
Number of units outstanding*......      8,951         12,005       4,962        21,669       19,286        20,346         58,038
                                      -------       --------     -------      --------     --------      --------       --------
Net asset value per unit
  outstanding*....................    $ 10.08       $   9.44     $ 10.06      $  10.45     $  11.55      $  12.23       $  10.92
                                      =======       ========     =======      ========     ========      ========       ========

---------------

 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                   MONY CUSTOM ESTATE MASTER
                                              --------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                              --------------------------------------------------------------------
                                              INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY
                                                 GROWTH          BOND        GROWTH       INCOME        GROWTH
                                               SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                              -------------   ----------   ----------   ----------   -------------
ASSETS
Shares held in respective Funds.............      15,406        10,017        199,027      71,116        23,916
                                                ========       =======     ==========    ========      ========
Investments at cost.........................    $116,708       $51,653     $1,169,336    $415,929      $154,263
                                                ========       =======     ==========    ========      ========
Investments in respective Funds, at net
  asset value...............................    $143,120       $50,681     $1,305,619    $438,073      $203,288
Amount due from MONY America................           0             0            361         361             0
                                                --------       -------     ----------    --------      --------
         Total assets.......................     143,120        50,681      1,305,980     438,434       203,288
                                                --------       -------     ----------    --------      --------
LIABILITIES
Amount due to respective Funds..............           0             0            361         361             0
Amount due to MONY America..................          18             7            183          65            27
                                                --------       -------     ----------    --------      --------
         Total liabilities..................          18             7            544         426            27
                                                --------       -------     ----------    --------      --------
Net assets..................................    $143,102       $50,674     $1,305,436    $438,008      $203,261
                                                ========       =======     ==========    ========      ========
Net assets consist of:
  Contractholders' net payments.............    $113,718       $49,714     $1,166,008    $403,588      $151,856
  Undistributed net investment income
    (loss)..................................       2,007         2,473         (1,680)       (557)         (231)
  Accumulated net realized gain (loss) on
    investments.............................         965          (541)         4,825      12,833         2,611
  Net unrealized appreciation (depreciation)
    of investments..........................      26,412          (972)       136,283      22,144        49,025
                                                --------       -------     ----------    --------      --------
Net assets..................................    $143,102       $50,674     $1,305,436    $438,008      $203,261
                                                ========       =======     ==========    ========      ========
Number of units outstanding*................      10,372         4,921        104,634      36,957        13,029
                                                --------       -------     ----------    --------      --------
Net asset value per unit outstanding*.......    $  13.80       $ 10.30     $    12.48    $  11.85      $  15.60
                                                ========       =======     ==========    ========      ========

                                                    MONY CUSTOM ESTATE MASTER
                                              --------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                              --------------------------------------
                                                EQUITY       CAPITAL      MULTI-CAP
                                                INCOME     APPRECIATION     GROWTH
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              ----------   ------------   ----------
ASSETS
Shares held in respective Funds.............     71,752        19,328        2,988
                                               ========      ========      =======
Investments at cost.........................   $385,123      $125,496      $38,860
                                               ========      ========      =======
Investments in respective Funds, at net
  asset value...............................   $385,308      $167,187      $43,709
Amount due from MONY America................        361           361            0
                                               --------      --------      -------
         Total assets.......................    385,669       167,548       43,709
                                               --------      --------      -------
LIABILITIES
Amount due to respective Funds..............        361           361            0
Amount due to MONY America..................         53            22            4
                                               --------      --------      -------
         Total liabilities..................        414           383            4
                                               --------      --------      -------
Net assets..................................   $385,255      $167,165      $43,705
                                               ========      ========      =======
Net assets consist of:
  Contractholders' net payments.............   $384,591      $123,324      $38,829
  Undistributed net investment income
    (loss)..................................       (177)         (192)          (8)
  Accumulated net realized gain (loss) on
    investments.............................        656         2,342           35
  Net unrealized appreciation (depreciation)
    of investments..........................        185        41,691        4,849
                                               --------      --------      -------
Net assets..................................   $385,255      $167,165      $43,705
                                               ========      ========      =======
Number of units outstanding*................     36,431        10,726        3,425
                                               --------      --------      -------
Net asset value per unit outstanding*.......   $  10.57      $  15.59      $ 12.76
                                               ========      ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                      MONY CUSTOM ESTATE MASTER
                                     --------------------------------------------------------------------------------------------
                                                      FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUNDS                    JANUS ASPEN SERIES
                                      DREYFUS     -------------------------   ---------------------------------------------------
                                       STOCK          VIP         VIP II      AGGRESSIVE                  CAPITAL      WORLDWIDE
                                       INDEX        GROWTH        CONTRA        GROWTH      BALANCED    APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   -----------   -----------   ----------   ----------   ------------   ----------
ASSETS
Shares held in respective Funds....     1,277           183           392          178          456            40           268
                                      =======       =======       =======      =======      =======        ======       =======
Investments at cost................   $47,872       $ 9,851       $10,750      $10,220      $12,359        $1,053       $11,140
                                      =======       =======       =======      =======      =======        ======       =======
Investments in respective Funds, at
  net asset value..................   $49,109       $10,014       $11,400      $10,645      $12,741        $1,312       $12,787
Amount due from MONY America.......         0             0             0            0            0             0             0
                                      -------       -------       -------      -------      -------        ------       -------
         Total assets..............    49,109        10,014        11,400       10,645       12,741         1,312        12,787
                                      -------       -------       -------      -------      -------        ------       -------
LIABILITIES
Amount due to MONY America.........         5             1             2            1            2             0             1
                                      -------       -------       -------      -------      -------        ------       -------
         Total liabilities.........         5             1             2            1            2             0             1
                                      -------       -------       -------      -------      -------        ------       -------
Net assets.........................   $49,104       $10,013       $11,398      $10,644      $12,739        $1,312       $12,786
                                      =======       =======       =======      =======      =======        ======       =======
Net assets consist of:
  Contractholders' net payments....   $47,534       $ 9,850       $10,753      $10,216      $12,225        $1,051       $11,133
  Undistributed net investment
    income (loss)..................       306             0            (2)          (1)         132             1            (3)
  Accumulated net realized gain
    (loss) on investments..........        27             0            (3)           4            0             1             9
  Net unrealized appreciation of
    investments....................     1,237           163           650          425          382           259         1,647
                                      -------       -------       -------      -------      -------        ------       -------
Net assets.........................   $49,104       $10,013       $11,398      $10,644      $12,739        $1,312       $12,786
                                      =======       =======       =======      =======      =======        ======       =======
Number of units outstanding*.......     4,587           899         1,075          920        1,220           105         1,107
                                      -------       -------       -------      -------      -------        ------       -------
Net asset value per unit
  outstanding*.....................   $ 10.71       $ 11.14       $ 10.60      $ 11.57      $ 10.44        $12.49       $ 11.55
                                      =======       =======       =======      =======      =======        ======       =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                                                           MONY CUSTOM ESTATE MASTER
                              -----------------------------------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                              -----------------------------------------------------------------------------------
                                 INTERMEDIATE           LONG TERM            GOVERNMENT              MONEY
                                  TERM BOND               BOND               SECURITIES              MARKET
                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                              ------------------   -------------------   -------------------   ------------------
                                FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                              JANUARY 11, 1999**   FEBRUARY 12, 1999**   FEBRUARY 12, 1999**   JANUARY 11, 1999**
                                   THROUGH               THROUGH               THROUGH              THROUGH
                              DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999    DECEMBER 31, 1999
                              ------------------   -------------------   -------------------   ------------------
Dividend income.............       $ 3,711               $ 4,775                $ 303                $5,232
Mortality and expense risk
  charges...................          (205)                 (226)                 (86)                 (364)
                                   -------               -------                -----                ------
Net investment income.......         3,506                 4,549                  217                 4,868
                                   -------               -------                -----                ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
     on investments.........          (568)               (2,034)                (265)                    0
  Net change in unrealized
     appreciation
     (depreciation) of
     investments............        (3,217)               (7,402)                 257                     0
                                   -------               -------                -----                ------
Net realized and unrealized
  gain (loss) on
  investments...............        (3,785)               (9,436)                  (8)                    0
                                   -------               -------                -----                ------
Net increase (decrease) in
  net assets resulting from
  operations................       $  (279)              $(4,887)               $ 209                $4,868
                                   =======               =======                =====                ======

                                                MONY CUSTOM ESTATE MASTER
                              -------------------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                              -------------------------------------------------------------
                                                      SMALL COMPANY
                                    EQUITY                VALUE               MANAGED
                                  SUBACCOUNT           SUBACCOUNT*           SUBACCOUNT
                              ------------------   -------------------   ------------------
                                FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD
                              JANUARY 11, 1999**    JANUARY 7, 1999**    JANUARY 4, 1999**
                                   THROUGH               THROUGH              THROUGH
                              DECEMBER 31, 1999     DECEMBER 31, 1999    DECEMBER 31, 1999
                              ------------------   -------------------   ------------------
Dividend income.............       $12,012               $12,889              $ 72,768
Mortality and expense risk
  charges...................          (291)                 (370)                 (929)
                                   -------               -------              --------
Net investment income.......        11,721                12,519                71,839
                                   -------               -------              --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
     on investments.........        (1,548)                2,653                (5,865)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments............        11,554                 9,149               (41,609)
                                   -------               -------              --------
Net realized and unrealized
  gain (loss) on
  investments...............        10,006                11,802               (47,474)
                                   -------               -------              --------
Net increase (decrease) in
  net assets resulting from
  operations................       $21,727               $24,321              $ 24,365
                                   =======               =======              ========

---------------
 * Formerly Small Cap Subaccount
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                       ----------------------------------------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------------------------------------------------
                          INTERNATIONAL          HIGH YIELD                                  GROWTH AND          SMALL COMPANY
                             GROWTH                 BOND                 GROWTH                INCOME               GROWTH
                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                       -------------------   -------------------   -------------------   ------------------   -------------------
                         FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                        JANUARY 4, 1999**     JANUARY 6, 1999**     JANUARY 4, 1999**    JANUARY 11, 1999**    JANUARY 4, 1999**
                             THROUGH               THROUGH               THROUGH              THROUGH               THROUGH
                        DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999    DECEMBER 31, 1999     DECEMBER 31, 1999
                       -------------------   -------------------   -------------------   ------------------   -------------------
Dividend income......        $ 2,165               $ 2,558              $      0              $     1               $     0
Mortality and expense
  risk charges.......           (158)                  (85)               (1,680)                (558)                 (231)
                             -------               -------              --------              -------               -------
Net investment income
  (loss).............          2,007                 2,473                (1,680)                (557)                 (231)
                             -------               -------              --------              -------               -------
Realized and
  unrealized gain
  (loss) on
  investments:
Net realized gain
  (loss) on
  investments........            965                  (541)                4,825               12,833                 2,611
Net change in
  unrealized
  appreciation
  (depreciation) of
  investments........         26,412                  (972)              136,283               22,144                49,025
                             -------               -------              --------              -------               -------
Net realized and
  unrealized gain
  (loss) on
  investments........         27,377                (1,513)              141,108               34,977                51,636
                             -------               -------              --------              -------               -------
Net increase in net
  assets resulting
  from operations....        $29,384               $   960              $139,428              $34,420               $51,405
                             =======               =======              ========              =======               =======

                                          MONY CUSTOM ESTATE MASTER
                       ----------------------------------------------------------------
                                        ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------
                             EQUITY                CAPITAL              MULTI-CAP
                             INCOME             APPRECIATION              GROWTH
                           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                       -------------------   -------------------   --------------------
                         FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD
                        JANUARY 4, 1999**    JANUARY 11, 1999**    NOVEMBER 10, 1999**
                             THROUGH               THROUGH               THROUGH
                        DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                       -------------------   -------------------   --------------------
Dividend income......         $ 312                $     0                $    0
Mortality and expense
  risk charges.......          (489)                  (192)                   (8)
                              -----                -------                ------
Net investment income
  (loss).............          (177)                  (192)                   (8)
                              -----                -------                ------
Realized and
  unrealized gain
  (loss) on
  investments:
Net realized gain
  (loss) on
  investments........           656                  2,342                    35
Net change in
  unrealized
  appreciation
  (depreciation) of
  investments........           185                 41,691                 4,849
                              -----                -------                ------
Net realized and
  unrealized gain
  (loss) on
  investments........           841                 44,033                 4,884
                              -----                -------                ------
Net increase in net
  assets resulting
  from operations....         $ 664                $43,841                $4,876
                              =====                =======                ======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                            MONY CUSTOM ESTATE MASTER
                              -------------------------------------------------------------------------------------
                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS   JANUS ASPEN SERIES
                                    DREYFUS         ------------------------------------------   ------------------
                                     STOCK                  VIP                  VIP II              AGGRESSIVE
                                     INDEX                 GROWTH              CONTRA FUND             GROWTH
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                              -------------------   --------------------   -------------------   ------------------
                                FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                              NOVEMBER 10, 1999**   NOVEMBER 15, 1999**    DECEMBER 8, 1999**    DECEMBER 6, 1999**
                                    THROUGH               THROUGH                THROUGH              THROUGH
                               DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999    DECEMBER 31, 1999
                              -------------------   --------------------   -------------------   ------------------
Dividend income.............        $  314                  $  0                  $  0                  $  0
Mortality and expense risk
  charges...................            (8)                    0                    (2)                   (1)
                                    ------                  ----                  ----                  ----
Net investment income
  (loss)....................           306                     0                    (2)                   (1)
                                    ------                  ----                  ----                  ----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
    on investments..........            27                     0                    (3)                    4
  Net change in unrealized
    appreciation of
    investments.............         1,237                   163                   650                   425
                                    ------                  ----                  ----                  ----
Net realized and unrealized
  gain on investments.......         1,264                   163                   647                   429
                                    ------                  ----                  ----                  ----
Net increase in net assets
  resulting from
  operations................        $1,570                  $163                  $645                  $428
                                    ======                  ====                  ====                  ====

                                                 MONY CUSTOM ESTATE MASTER
                              ---------------------------------------------------------------
                                                  JANUS ASPEN SERIES
                              ---------------------------------------------------------------
                                                         CAPITAL              WORLDWIDE
                                   BALANCED           APPRECIATION              GROWTH
                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                              ------------------   -------------------   --------------------
                                FOR THE PERIOD       FOR THE PERIOD         FOR THE PERIOD
                              DECEMBER 6, 1999**   NOVEMBER 10, 1999**   NOVEMBER 30, 1999**
                                   THROUGH               THROUGH               THROUGH
                              DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                              ------------------   -------------------   --------------------
Dividend income.............         $135                 $  2                  $    0
Mortality and expense risk
  charges...................           (3)                  (1)                     (3)
                                     ----                 ----                  ------
Net investment income
  (loss)....................          132                    1                      (3)
                                     ----                 ----                  ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
    on investments..........            0                    1                       9
  Net change in unrealized
    appreciation of
    investments.............          382                  259                   1,647
                                     ----                 ----                  ------
Net realized and unrealized
  gain on investments.......          382                  260                   1,656
                                     ----                 ----                  ------
Net increase in net assets
  resulting from
  operations................         $514                 $261                  $1,653
                                     ====                 ====                  ======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               MONY CUSTOM ESTATE MASTER
                                 -------------------------------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                 -------------------------------------------------------------------------------------
                                    INTERMEDIATE            LONG TERM            GOVERNMENT               MONEY
                                      TERM BOND               BOND               SECURITIES              MARKET
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 -------------------   -------------------   -------------------   -------------------
                                   FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                 JANUARY 11, 1999**    FEBRUARY 12, 1999**   FEBRUARY 12, 1999**   JANUARY 11, 1999**
                                       THROUGH               THROUGH               THROUGH               THROUGH
                                  DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                                 -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income........        $ 3,506              $  4,549               $   217              $   4,868
  Net realized gain (loss) on
    investments................           (568)               (2,034)                 (265)                     0
  Net change in unrealized
    appreciation (depreciation)
    of investments.............         (3,217)               (7,402)                  257                      0
                                       -------              --------               -------              ---------
Net increase (decrease) in net
  assets resulting from
  operations...................           (279)               (4,887)                  209                  4,868
                                       -------              --------               -------              ---------
From unit transactions:
  Net proceeds from the
    issuance of units..........         97,805               131,515                57,178                486,468
  Net asset value of units
    redeemed or used to meet
    contract obligations.......         (7,274)              (13,332)               (7,458)              (264,942)
                                       -------              --------               -------              ---------
Net increase from unit
  transactions.................         90,531               118,183                49,720                221,526
                                       -------              --------               -------              ---------
Net increase in net assets.....         90,252               113,296                49,929                226,394
Net assets beginning of
  period.......................              0                     0                     0                      0
                                       -------              --------               -------              ---------
Net assets end of period*......        $90,252              $113,296               $49,929              $ 226,394
                                       =======              ========               =======              =========
Unit transactions:
Units outstanding beginning of
  period.......................              0                     0                     0                      0
Units issued during the
  period.......................          9,671                13,368                 5,703                 46,291
Units redeemed during the
  period.......................           (720)               (1,363)                 (741)               (24,622)
                                       -------              --------               -------              ---------
Units outstanding end of
  period.......................          8,951                12,005                 4,962                 21,669
                                       =======              ========               =======              =========
---------------
   * Includes undistributed net
     investment income of:             $ 3,506              $  4,549               $   217              $   4,868
                                       =======              ========               =======              =========
  ** Commencement of operations
 *** Formerly Small Cap
  Subaccount

                                                    MONY CUSTOM ESTATE MASTER
                                 ---------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------
                                                          SMALL COMPANY
                                       EQUITY                 VALUE                MANAGED
                                     SUBACCOUNT           SUBACCOUNT***          SUBACCOUNT
                                 -------------------   -------------------   -------------------
                                   FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                 JANUARY 11, 1999**     JANUARY 7, 1999**     JANUARY 4, 1999**
                                       THROUGH               THROUGH               THROUGH
                                  DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                                 -------------------   -------------------   -------------------
From operations:
  Net investment income........       $ 11,721              $ 12,519              $ 71,839
  Net realized gain (loss) on
    investments................         (1,548)                2,653                (5,865)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............         11,554                 9,149               (41,609)
                                      --------              --------              --------
Net increase (decrease) in net
  assets resulting from
  operations...................         21,727                24,321                24,365
                                      --------              --------              --------
From unit transactions:
  Net proceeds from the
    issuance of units..........        228,368               243,690               677,394
  Net asset value of units
    redeemed or used to meet
    contract obligations.......        (27,403)              (19,103)              (68,206)
                                      --------              --------              --------
Net increase from unit
  transactions.................        200,965               224,587               609,188
                                      --------              --------              --------
Net increase in net assets.....        222,692               248,908               633,553
Net assets beginning of
  period.......................              0                     0                     0
                                      --------              --------              --------
Net assets end of period*......       $222,692              $248,908              $633,553
                                      ========              ========              ========
Unit transactions:
Units outstanding beginning of
  period.......................              0                     0                     0
Units issued during the
  period.......................         21,811                22,000                64,524
Units redeemed during the
  period.......................         (2,525)               (1,654)               (6,486)
                                      --------              --------              --------
Units outstanding end of
  period.......................         19,286                20,346                58,038
                                      ========              ========              ========
---------------
   * Includes undistributed net
     investment income of:            $ 11,721              $ 12,519              $ 71,839
                                      ========              ========              ========
  ** Commencement of operations
 *** Formerly Small Cap
  Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                           MONY CUSTOM ESTATE MASTER
                             -------------------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                             -------------------------------------------------------------------------------------
                                INTERNATIONAL          HIGH YIELD                                  GROWTH AND
                                   GROWTH                 BOND                 GROWTH                INCOME
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                             -------------------   -------------------   -------------------   -------------------
                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                              JANUARY 4, 1999**     JANUARY 6, 1999**     JANUARY 4, 1999**    JANUARY 11, 1999**
                                   THROUGH               THROUGH               THROUGH               THROUGH
                              DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                             -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss).................       $  2,007               $ 2,473             $   (1,680)            $    (557)
  Net realized gain (loss)
    on investments.........            965                  (541)                 4,825                12,833
  Net change in unrealized
    appreciation
    (depreciation) of
    investments............         26,412                  (972)               136,283                22,144
                                  --------               -------             ----------             ---------
Net increase in net assets
  resulting from
  operations...............         29,384                   960                139,428                34,420
                                  --------               -------             ----------             ---------
From unit transactions:
  Net proceeds from the
    issuance of units......        117,483                56,495              1,261,158               554,185
  Net asset value of units
    redeemed or used to
    meet contract
    obligations............         (3,765)               (6,781)               (95,150)             (150,597)
                                  --------               -------             ----------             ---------
Net increase from unit
  transactions.............        113,718                49,714              1,166,008               403,588
                                  --------               -------             ----------             ---------
Net increase in net
  assets...................        143,102                50,674              1,305,436               438,008
Net assets beginning of
  period...................              0                     0                      0                     0
                                  --------               -------             ----------             ---------
Net assets end of
  period*..................       $143,102               $50,674             $1,305,436             $ 438,008
                                  ========               =======             ==========             =========
Unit transactions:
Units outstanding beginning
  of period................              0                     0                      0                     0
Units issued during the
  period...................         10,713                 5,588                113,122                49,867
Units redeemed during the
  period...................           (341)                 (667)                (8,488)              (12,910)
                                  --------               -------             ----------             ---------
Units outstanding end of
  period...................         10,372                 4,921                104,634                36,957
                                  ========               =======             ==========             =========
---------------
 * Includes undistributed
   net investment income
   (loss) of:..............       $  2,007               $ 2,473             $   (1,680)            $    (557)
                                  ========               =======             ==========             =========
** Commencement of operations

                                                           MONY CUSTOM ESTATE MASTER
                             -------------------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                             -------------------------------------------------------------------------------------
                                SMALL COMPANY            EQUITY                CAPITAL              MULTI-CAP
                                   GROWTH                INCOME             APPRECIATION             GROWTH
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                             -------------------   -------------------   -------------------   -------------------
                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                              JANUARY 4, 1999**     JANUARY 4, 1999**    JANUARY 11, 1999**    NOVEMBER 10, 1999**
                                   THROUGH               THROUGH               THROUGH               THROUGH
                              DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                             -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss).................       $   (231)             $   (177)             $   (192)              $    (8)
  Net realized gain (loss)
    on investments.........          2,611                   656                 2,342                    35
  Net change in unrealized
    appreciation
    (depreciation) of
    investments............         49,025                   185                41,691                 4,849
                                  --------              --------              --------               -------
Net increase in net assets
  resulting from
  operations...............         51,405                   664                43,841                 4,876
                                  --------              --------              --------               -------
From unit transactions:
  Net proceeds from the
    issuance of units......        166,044               396,878               131,349                39,067
  Net asset value of units
    redeemed or used to
    meet contract
    obligations............        (14,188)              (12,287)               (8,025)                 (238)
                                  --------              --------              --------               -------
Net increase from unit
  transactions.............        151,856               384,591               123,324                38,829
                                  --------              --------              --------               -------
Net increase in net
  assets...................        203,261               385,255               167,165                43,705
Net assets beginning of
  period...................              0                     0                     0                     0
                                  --------              --------              --------               -------
Net assets end of
  period*..................       $203,261              $385,255              $167,165               $43,705
                                  ========              ========              ========               =======
Unit transactions:
Units outstanding beginning
  of period................              0                     0                     0                     0
Units issued during the
  period...................         14,338                37,590                11,402                 3,445
Units redeemed during the
  period...................         (1,309)               (1,159)                 (676)                  (20)
                                  --------              --------              --------               -------
Units outstanding end of
  period...................         13,029                36,431                10,726                 3,425
                                  ========              ========              ========               =======
---------------
 * Includes undistributed
   net investment income
   (loss) of:..............       $   (231)             $   (177)             $   (192)              $    (8)
                                  ========              ========              ========               =======
** Commencement of operatio

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MONY CUSTOM ESTATE MASTER
                               ---------------------------------------------------------------------------------------
                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS    JANUS ASPEN SERIES
                                     DREYFUS         -------------------------------------------   -------------------
                                      STOCK                  VIP                   VIP II              AGGRESSIVE
                                      INDEX                 GROWTH              CONTRA FUND              GROWTH
                                   SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                               -------------------   --------------------   --------------------   -------------------
                                 FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
                               NOVEMBER 10, 1999**   NOVEMBER 15, 1999**     DECEMBER 8, 1999**    DECEMBER 6, 1999**
                                     THROUGH               THROUGH                THROUGH                THROUGH
                                DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999      DECEMBER 31, 1999
                               -------------------   --------------------   --------------------   -------------------
From operations:
  Net investment income
    (loss)...................        $   306               $     0                $    (2)               $    (1)
  Net realized gain (loss) on
    investments..............             27                     0                     (3)                     4
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............          1,237                   163                    650                    425
                                     -------               -------                -------                -------
Net increase in net assets
  resulting from
  operations.................          1,570                   163                    645                    428
                                     -------               -------                -------                -------
From unit transactions:
  Net proceeds from the
    issuance of units........         48,446                 9,854                 11,394                 10,287
  Net asset value of units
    redeemed or used to meet
    contract obligations.....           (912)                   (4)                  (641)                   (71)
                                     -------               -------                -------                -------
Net increase from unit
  transactions...............         47,534                 9,850                 10,753                 10,216
                                     -------               -------                -------                -------
Net increase in net assets...         49,104                10,013                 11,398                 10,644
Net assets beginning of
  period.....................              0                     0                      0                      0
                                     -------               -------                -------                -------
Net assets end of period*....        $49,104               $10,013                $11,398                $10,644
                                     =======               =======                =======                =======
Unit transactions:
Units outstanding beginning
  of period..................              0                     0                      0                      0
Units issued during the
  period.....................          4,675                   899                  1,139                    927
Units redeemed during the
  period.....................            (88)                    0                    (64)                    (7)
                                     -------               -------                -------                -------
Units outstanding end of
  period.....................          4,587                   899                  1,075                    920
                                     =======               =======                =======                =======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                               $   306               $     0                $    (2)               $    (1)
                                     =======               =======                =======                =======
** Commencement of operations

                                                  MONY CUSTOM ESTATE MASTER
                               ---------------------------------------------------------------
                                                     JANUS ASPEN SERIES
                               ---------------------------------------------------------------
                                                           CAPITAL              WORLDWIDE
                                    BALANCED            APPRECIATION             GROWTH
                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                               -------------------   -------------------   -------------------
                                 FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                               DECEMBER 6, 1999**    NOVEMBER 10, 1999**   NOVEMBER 30, 1999**
                                     THROUGH               THROUGH               THROUGH
                                DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                               -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss)...................        $   132               $    1                $    (3)
  Net realized gain (loss) on
    investments..............              0                    1                      9
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............            382                  259                  1,647
                                     -------               ------                -------
Net increase in net assets
  resulting from
  operations.................            514                  261                  1,653
                                     -------               ------                -------
From unit transactions:
  Net proceeds from the
    issuance of units........         12,929                1,062                 11,276
  Net asset value of units
    redeemed or used to meet
    contract obligations.....           (704)                 (11)                  (143)
                                     -------               ------                -------
Net increase from unit
  transactions...............         12,225                1,051                 11,133
                                     -------               ------                -------
Net increase in net assets...         12,739                1,312                 12,786
Net assets beginning of
  period.....................              0                    0                      0
                                     -------               ------                -------
Net assets end of period*....        $12,739               $1,312                $12,786
                                     =======               ======                =======
Unit transactions:
Units outstanding beginning
  of period..................              0                    0                      0
Units issued during the
  period.....................          1,290                  106                  1,120
Units redeemed during the
  period.....................            (70)                  (1)                   (13)
                                     -------               ------                -------
Units outstanding end of
  period.....................          1,220                  105                  1,107
                                     =======               ======                =======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                               $   132               $    1                $    (3)
                                     =======               ======                =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 1999 aggregated $192,318.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 1999 were as follows:

                                                             COST OF        PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS           SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------           ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.......................    $  102,466         $ 12,126
Long Term Bond Portfolio...............................       137,644           19,671
Government Securities Portfolio........................        61,464           11,823
Money Market Portfolio.................................       532,087          310,893
Enterprise Accumulation Trust
Equity Portfolio.......................................       237,571           36,865
Small Company Value Portfolio..........................       248,728           24,474
Managed Portfolio......................................       711,543          103,189
International Growth Portfolio.........................       122,096            8,518
High Yield Bond Portfolio..............................        59,872           10,236
Growth Portfolio.......................................     1,312,675          148,164
Growth and Income Portfolio............................       566,814          163,719
Small Company Growth Portfolio.........................       180,327           28,675
Equity Income Portfolio................................       401,736           17,581
Capital Appreciation Portfolio.........................       137,194           14,040
Multi-Cap Growth Subaccount............................        39,067              242

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                                                             COST OF        PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS           SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------           ---------------   ---------------
Dreyfus
Stock Index Fund.......................................    $   48,446         $    915
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio...................................         9,854                4
VIP II Contra Fund Portfolio...........................        11,394              641
Janus Aspen Series
Aggressive Growth Portfolio............................        10,287               71
Balanced Portfolio.....................................        12,929              705
Capital Appreciation Portfolio.........................         1,062               12
Worldwide Growth Portfolio.............................        11,276              145

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                            STRATEGIST
                                          ------------------------------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                          ------------------------------------------------------------------------------
                                            EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                            GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                          ----------   ----------   ------------   ----------   -----------   ----------
                 ASSETS
Shares held in respective Funds.........      2,495       2,112           665          1,126        5,136       23,310
                                           ========     =======       =======       ========     ========      =======
Investments at cost.....................   $ 86,190     $51,921       $ 7,043       $ 13,329     $ 84,754      $23,310
                                           ========     =======       =======       ========     ========      =======
Investments in respective Funds at net
  asset value...........................   $121,372     $49,471       $ 7,192       $ 13,871     $117,767      $23,310
Amount due from MONY....................          0           0             0              0            0            0
Amount due from respective Funds........          0           0             0              0            0            0
                                           --------     -------       -------       --------     --------      -------
          Total assets..................    121,372      49,471         7,192         13,871      117,767       23,310
                                           ========     =======       =======       ========     ========      =======
              LIABILITIES
Amount due to MONY......................         31          13             2              4           30            6
Amount due to respective Funds..........          0           0             0              0            0            0
                                           --------     -------       -------       --------     --------      -------
          Total liabilities.............         31          13             2              4           30            6
                                           --------     -------       -------       --------     --------      -------
Net assets..............................   $121,341     $49,458       $ 7,190       $ 13,867     $117,737      $23,304
                                           ========     =======       =======       ========     ========      =======
Net assets consist of:
  Contractholders' net payments.........   $  9,160     $10,407       $(3,920)      $(20,358)    $ 21,233      $(4,298)
  Undistributed net investment income...     34,655      28,052         9,778         28,225       53,927       27,602
  Accumulated net realized gain on
     investments........................     42,344      13,449         1,183          5,458        9,564            0
  Net unrealized appreciation
     (depreciation) of investments......     35,182      (2,450)          149            542       33,013            0
                                           --------     -------       -------       --------     --------      -------
Net assets..............................   $121,341     $49,458       $ 7,190       $ 13,867     $117,737      $23,304
                                           ========     =======       =======       ========     ========      =======
Number of units outstanding*............      1,629         919           316            529        2,169        1,237
                                           ========     =======       =======       ========     ========      =======
Net asset value per unit outstanding*...   $  74.47     $ 53.82       $ 22.73       $  26.20     $  54.29      $ 18.84
                                           ========     =======       =======       ========     ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------
              ASSETS
Shares held in respective Funds....     11,453        3,742         13,394      500,218
                                      ========      =======       ========     ========
Investments at cost................   $125,976      $40,957       $177,243     $500,218
                                      ========      =======       ========     ========
Investments in respective Funds at
  net asset value..................   $124,950      $40,487       $165,014     $500,218
Amount due from MONY...............          0            0              0            0
Amount due from respective Funds...          0            0              6          246
                                      --------      -------       --------     --------
        Total assets...............    124,950       40,487        165,020      500,464
                                      --------      -------       --------     --------
            LIABILITIES
Amount due to MONY.................         38           13             60          426
Amount due to respective Funds.....          0            0              0            0
                                      --------      -------       --------     --------
        Total liabilities..........         38           13             60          426
                                      --------      -------       --------     --------
Net assets.........................   $124,912      $40,474       $164,960     $500,038
                                      ========      =======       ========     ========
Net assets consist of:
  Contractholders' net payments....   $123,285      $39,435       $168,067     $467,689
  Undistributed net investment
    income.........................      2,252        1,190         10,406       32,349
  Accumulated net realized gain
    (loss) on investments..........        401          319         (1,284)           0
  Net unrealized appreciation
    (depreciation) of
    investments....................     (1,026)        (470)       (12,229)           0
                                      --------      -------       --------     --------
Net assets.........................   $124,912      $40,474       $164,960     $500,038
                                      ========      =======       ========     ========
Number of units outstanding*.......     11,129        3,569         14,728       43,698
                                      ========      =======       ========     ========
Net asset value per unit
  outstanding*.....................   $  11.22      $ 11.34       $  11.20     $  11.44
                                      ========      =======       ========     ========

                                                              MONYEQUITY MASTER
                                     --------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------
                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                     SUBACCOUNT   SUBACCOUNT**    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   -------------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds....     161,054        88,825        236,226       135,897        89,640
                                     ==========    ==========     ==========    ==========      ========
Investments at cost................  $5,851,374    $2,573,106     $9,341,454    $1,007,461      $475,976
                                     ==========    ==========     ==========    ==========      ========
Investments in respective Funds at
  net asset value..................  $6,219,910    $2,793,540     $8,575,016    $1,262,484      $453,580
Amount due from MONY...............         342            86            609             0             0
Amount due from respective Funds...         608           505          1,085           188           122
                                     ----------    ----------     ----------    ----------      --------
        Total assets...............   6,220,860     2,794,131      8,576,710     1,262,672       453,702
                                     ----------    ----------     ----------    ----------      --------
            LIABILITIES
Amount due to MONY.................       2,568         1,388          3,854           563           267
Amount due to respective Funds.....         342            86            609             0             0
                                     ----------    ----------     ----------    ----------      --------
        Total liabilities..........       2,910         1,474          4,463           563           267
                                     ----------    ----------     ----------    ----------      --------
Net assets.........................  $6,217,950    $2,792,657     $8,572,247    $1,262,109      $453,435
                                     ==========    ==========     ==========    ==========      ========
Net assets consist of:
  Contractholders' net payments....  $5,267,374    $2,331,038     $7,638,503    $  897,701      $432,408
  Undistributed net investment
    income.........................     541,077       223,856      1,715,730        46,440        51,633
  Accumulated net realized gain
    (loss) on investments..........      40,963        17,329        (15,548)       62,945        (8,210)
  Net unrealized appreciation
    (depreciation) of
    investments....................     368,536       220,434       (766,438)      255,023       (22,396)
                                     ----------    ----------     ----------    ----------      --------
Net assets.........................  $6,217,950    $2,792,657     $8,572,247    $1,262,109      $453,435
                                     ==========    ==========     ==========    ==========      ========
Number of units outstanding*.......     393,602       139,911        561,265        74,758        37,549
                                     ==========    ==========     ==========    ==========      ========
Net asset value per unit
  outstanding*.....................  $    15.80    $    19.96     $    15.27    $    16.88      $  12.08
                                     ==========    ==========     ==========    ==========      ========

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            STRATEGIST
                                          ------------------------------------------------------------------------------
                                                                      MONY SERIES FUND INC.
                                          ------------------------------------------------------------------------------
                                            EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                            GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                          ----------   ----------   ------------   ----------   -----------   ----------
Dividend income.........................   $ 7,903      $ 8,501        $ 345        $   877       $12,929       $1,175
Mortality and expense risk charges......      (631)        (300)         (44)           (89)         (641)        (145)
                                           -------      -------        -----        -------       -------       ------
Net investment income...................     7,272        8,201          301            788        12,288        1,030
                                           -------      -------        -----        -------       -------       ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments......    13,987        2,686           50             64         3,544            0
  Net change in unrealized appreciation
     (depreciation) of investments......    13,421       (7,388)        (379)        (2,130)       11,962            0
                                           -------      -------        -----        -------       -------       ------
Net realized and unrealized gain (loss)
  on investments........................    27,408       (4,702)        (329)        (2,066)       15,506            0
                                           -------      -------        -----        -------       -------       ------
Net increase (decrease) in net assets
  resulting from operations.............   $34,680      $ 3,499        $ (28)       $(1,278)      $27,794       $1,030
                                           =======      =======        =====        =======       =======       ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      MONYEQUITY MASTER
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                     GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                     SECURITIES    TERM BOND        BOND        MARKET
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ------------   ----------   ----------
Dividend income....................    $2,524       $ 1,343       $  8,412     $27,149
Mortality and expense risk
  charges..........................      (672)         (237)        (1,148)     (4,177)
                                       ------       -------       --------     -------
Net investment income..............     1,852         1,106          7,264      22,972
                                       ------       -------       --------     -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................      (668)          244         (5,908)          0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    (1,145)       (1,483)       (14,627)          0
                                       ------       -------       --------     -------
Net realized and unrealized gain
  (loss) on investments............    (1,813)       (1,239)       (20,535)          0
                                       ------       -------       --------     -------
Net increase (decrease) in net
  assets resulting from
  operations.......................    $   39       $  (133)      $(13,271)    $22,972
                                       ======       =======       ========     =======

                                                              MONYEQUITY MASTER
                                     --------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------
                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                     SUBACCOUNT    SUBACCOUNT*    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     ----------   -------------   ----------   -------------   ----------
Dividend income....................   $432,179      $161,987      $1,324,747     $ 32,376       $ 33,817
Mortality and expense risk
  charges..........................    (29,215)      (12,994)       (48,016)       (5,028)        (2,570)
                                      --------      --------      ----------     --------       --------
Net investment income..............    402,964       148,993      1,276,731        27,348         31,247
                                      --------      --------      ----------     --------       --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................    (23,765)       (3,009)      (157,793)       57,376         (9,879)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    366,191       243,709       (544,652)      246,585        (10,694)
                                      --------      --------      ----------     --------       --------
Net realized and unrealized gain
  (loss) on investments............    342,426       240,700       (702,445)      303,961        (20,573)
                                      --------      --------      ----------     --------       --------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $745,390      $389,693      $ 574,286      $331,309       $ 10,674
                                      ========      ========      ==========     ========       ========

---------------
* Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                                 STRATEGIST
                                         ------------------------------------------------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                         ------------------------------------------------------------------------------------------
                                            EQUITY GROWTH          EQUITY INCOME       INTERMEDIATE TERM BOND      LONG TERM BOND
                                             SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                         -------------------    -------------------    ----------------------    ------------------
                                           1999       1998        1999       1998       1999           1998       1999       1998
                                         --------    -------    --------    -------    -------        -------    -------    -------
From operations:
 Net investment income.................  $  7,272    $13,287    $  8,201    $ 7,084    $  301         $  325     $   788    $   752
 Net realized gain on investments......    13,987      3,530       2,686      1,152        50             43          64        157
 Net change in unrealized appreciation
   (depreciation) of investments.......    13,421      2,645      (7,388)    (3,246)     (379)           109      (2,130)       481
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net increase (decrease) in net assets
 resulting from operations.............    34,680     19,462       3,499      4,990       (28)           477      (1,278)     1,390
                                         --------    -------    --------    -------    ------         ------     -------    -------
From unit transactions:
 Net proceeds from the issuance of
   units...............................     7,933      8,754       7,489      7,517       407            407         650        646
 Net asset value of units redeemed or
   used to meet contract obligations...   (20,639)    (7,677)    (10,388)    (6,714)     (630)          (504)     (1,309)    (1,117)
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net increase (decrease) from unit
 transactions..........................   (12,706)     1,077      (2,899)       803      (223)           (97)       (659)      (471)
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net increase (decrease) in net
 assets................................    21,974     20,539         600      5,793      (251)           380      (1,937)       919
Net assets beginning of year...........    99,367     78,828      48,858     43,065     7,441          7,061      15,804     14,885
                                         --------    -------    --------    -------    ------         ------     -------    -------
Net assets end of year*................  $121,341    $99,367    $ 49,458    $48,858    $7,190         $7,441     $13,867    $15,804
                                         ========    =======    ========    =======    ======         ======     =======    =======
Unit transactions:
 Units outstanding beginning of year...     1,830      1,811         975        962       327            331         554        571
 Units issued during the year..........       140        187         142        162        17             19          24         24
 Units redeemed during the year........      (341)      (168)       (198)      (149)      (28)           (23)        (49)       (41)
                                         --------    -------    --------    -------    ------         ------     -------    -------
Units outstanding end of year..........     1,629      1,830         919        975       316            327         529        554
                                         ========    =======    ========    =======    ======         ======     =======    =======
---------------
* Includes undistributed net investment
 income of:                              $ 34,655    $27,383    $ 28,052    $19,851    $9,778         $9,477     $28,225    $27,437
                                         ========    =======    ========    =======    ======         ======     =======    =======

                                                        STRATEGIST
                                         -----------------------------------------
                                                  MONY SERIES FUND, INC.
                                         -----------------------------------------
                                             DIVERSIFIED           MONEY MARKET
                                             SUBACCOUNT             SUBACCOUNT
                                         -------------------    ------------------
                                           1999       1998       1999       1998
                                         --------    -------    -------    -------
From operations:
 Net investment income.................  $ 12,288    $18,741    $ 1,030    $ 1,294
 Net realized gain on investments......     3,544      1,312          0          0
 Net change in unrealized appreciation
   (depreciation) of investments.......    11,962     (1,726)         0          0
                                         --------    -------    -------    -------
Net increase (decrease) in net assets
 resulting from operations.............    27,794     18,327      1,030      1,294
                                         --------    -------    -------    -------
From unit transactions:
 Net proceeds from the issuance of
   units...............................     1,832      2,164        183        242
 Net asset value of units redeemed or
   used to meet contract obligations...    (9,349)    (3,504)    (2,906)    (7,011)
                                         --------    -------    -------    -------
Net increase (decrease) from unit
 transactions..........................    (7,517)    (1,340)    (2,723)    (6,769)
                                         --------    -------    -------    -------
Net increase (decrease) in net
 assets................................    20,277     16,987     (1,693)    (5,475)
Net assets beginning of year...........    97,460     80,473     24,997     30,472
                                         --------    -------    -------    -------
Net assets end of year*................  $117,737    $97,460    $23,304    $24,997
                                         ========    =======    =======    =======
Unit transactions:
 Units outstanding beginning of year...     2,330      2,366      1,385      1,767
 Units issued during the year..........        40         58          9         14
 Units redeemed during the year........      (201)       (94)      (157)      (396)
                                         --------    -------    -------    -------
Units outstanding end of year..........     2,169      2,330      1,237      1,385
                                         ========    =======    =======    =======
---------------
* Includes undistributed net investment
 income of:                              $ 53,927    $41,639    $27,602    $26,572
                                         ========    =======    =======    =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                        MONYEQUITY MASTER
                                     ---------------------------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------
                                             GOVERNMENT                 INTERMEDIATE TERM                 LONG TERM
                                             SECURITIES                       BOND                          BOND
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------   ---------------------------
                                         1999           1998           1999           1998           1999           1998
                                     ------------   ------------   ------------   ------------   ------------   ------------
From operations:
  Net investment income............    $  1,852       $    432       $ 1,106        $    84        $  7,264       $  2,252
  Net realized gain (loss) on
    investments....................        (668)         1,037           244             48          (5,908)         4,667
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      (1,145)          (183)       (1,483)           936         (14,627)            95
                                       --------       --------       -------        -------        --------       --------
Net increase (decrease) in net
  assets resulting from
  operations.......................          39          1,286          (133)         1,068         (13,271)         7,014
                                       --------       --------       -------        -------        --------       --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     108,249         65,090        24,028         25,294         141,202        117,542
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (32,265)       (30,558)       (7,376)        (4,660)        (83,258)       (45,844)
                                       --------       --------       -------        -------        --------       --------
Net increase from unit
  transactions.....................      75,984         34,532        16,652         20,634          57,944         71,698
                                       --------       --------       -------        -------        --------       --------
Net increase in net assets.........      76,023         35,818        16,519         21,702          44,673         78,712
Net assets beginning of year.......      48,889         13,071        23,955          2,253         120,287         41,575
                                       --------       --------       -------        -------        --------       --------
Net assets end of year*............    $124,912       $ 48,889       $40,474        $23,955        $164,960       $120,287
                                       ========       ========       =======        =======        ========       ========
Unit transactions:
  Units outstanding beginning of
    year...........................       4,352          1,234         2,101            211           9,848          3,719
  Units issued during the year.....       9,677          7,967         2,195          2,310          12,569         11,923
  Units redeemed during the year...      (2,900)        (4,849)         (727)          (420)         (7,689)        (5,794)
                                       --------       --------       -------        -------        --------       --------
Units outstanding end of year......      11,129          4,352         3,569          2,101          14,728          9,848
                                       ========       ========       =======        =======        ========       ========
---------------
* Includes undistributed net
  investment income of:                $  2,252       $    400       $ 1,190        $    84        $ 10,406       $  3,142
                                       ========       ========       =======        =======        ========       ========

                                          MONYEQUITY MASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                                MONEY
                                               MARKET
                                             SUBACCOUNT
                                     ---------------------------
                                         1999           1998
                                     ------------   ------------
From operations:
  Net investment income............  $    22,972    $     6,364
  Net realized gain (loss) on
    investments....................            0              0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................            0              0
                                     -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................       22,972          6,364
                                     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    5,475,875      2,471,685
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (5,355,867)    (2,290,641)
                                     -----------    -----------
Net increase from unit
  transactions.....................      120,008        181,044
                                     -----------    -----------
Net increase in net assets.........      142,980        187,408
Net assets beginning of year.......      357,058        169,650
                                     -----------    -----------
Net assets end of year*............  $   500,038    $   357,058
                                     ===========    ===========
Unit transactions:
  Units outstanding beginning of
    year...........................       32,517         16,142
  Units issued during the year.....      495,722        237,863
  Units redeemed during the year...     (484,541)      (221,488)
                                     -----------    -----------
Units outstanding end of year......       43,698         32,517
                                     ===========    ===========
---------------
* Includes undistributed net
  investment income of:              $    32,349    $     9,377
                                     ===========    ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                               MONYEQUITY MASTER
                                     ----------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------------------------------------
                                                                 SMALL COMPANY
                                             EQUITY                  VALUE                  MANAGED
                                           SUBACCOUNT             SUBACCOUNT**             SUBACCOUNT
                                     ----------------------  ----------------------  ----------------------
                                        1999        1998        1999        1998        1999        1998
                                     ----------  ----------  ----------  ----------  ----------  ----------
From operations:
  Net investment income............    $402,964    $101,544    $148,993     $56,481  $1,276,731    $338,981
  Net realized gain (loss) on
    investments....................    (23,765)      31,965     (3,009)       9,045   (157,793)      87,429
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     366,191       1,665     243,709    (23,869)   (544,652)   (225,085)
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase in net assets
  resulting from operations........     745,390     135,174     389,693      41,657     574,286     201,325
                                     ----------  ----------  ----------  ----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   3,422,925   1,691,977   1,721,346     952,775   4,318,874   3,108,506
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (620,050)   (333,417)   (369,876)   (165,227)  (1,215,083)  (766,917)
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase from unit
  transactions.....................   2,802,875   1,358,560   1,351,470     787,548   3,103,791   2,341,589
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net increase in net assets.........   3,548,265   1,493,734   1,741,163     829,205   3,678,077   2,542,914
Net assets beginning of year.......   2,669,685   1,175,951   1,051,494     222,289   4,894,170   2,351,256
                                     ----------  ----------  ----------  ----------  ----------  ----------
Net assets end of year*............  $6,217,950  $2,669,685  $2,792,657  $1,051,494  $8,572,247  $4,894,170
                                     ==========  ==========  ==========  ==========  ==========  ==========
Unit transactions:
  Units outstanding beginning of
    year...........................     193,933      93,188      64,856      14,918     347,392     178,819
  Units issued during the year.....     245,553     127,117      96,688      61,712     301,038     225,219
  Units redeemed during the year...    (45,884)    (26,372)    (21,633)    (11,774)    (87,165)    (56,646)
                                     ----------  ----------  ----------  ----------  ----------  ----------
Units outstanding end of year......     393,602     193,933     139,911      64,856     561,265     347,392
                                     ==========  ==========  ==========  ==========  ==========  ==========
---------------
 * Includes undistributed net
  investment income of:                $541,077    $138,113    $223,856     $74,863  $1,715,730    $438,999
                                     ==========  ==========  ==========  ==========  ==========  ==========
** Formerly Small Cap Subaccount

                                                MONYEQUITY MASTER
                                     ----------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------
                                        INTERNATIONAL          HIGH YIELD
                                            GROWTH                BOND
                                          SUBACCOUNT           SUBACCOUNT
                                     --------------------  ------------------
                                        1999       1998      1999      1998
                                     ----------  --------  --------  --------
From operations:
  Net investment income............     $27,348   $14,611   $31,247   $16,017
  Net realized gain (loss) on
    investments....................      57,376     (901)   (9,879)      (22)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     246,585    18,656  (10,694)  (12,950)
                                     ----------  --------  --------  --------
Net increase in net assets
  resulting from operations........     331,309    32,366    10,674     3,045
                                     ----------  --------  --------  --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   1,004,760   217,747   251,285   192,334
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (444,630)  (50,680)  (67,189)  (34,511)
                                     ----------  --------  --------  --------
Net increase from unit
  transactions.....................     560,130   167,067   184,096   157,823
                                     ----------  --------  --------  --------
Net increase in net assets.........     891,439   199,433   194,770   160,868
Net assets beginning of year.......     370,670   171,237   258,665    97,797
                                     ----------  --------  --------  --------
Net assets end of year*............  $1,262,109  $370,670  $453,435  $258,665
                                     ==========  ========  ========  ========
Unit transactions:
  Units outstanding beginning of
    year...........................      30,978    16,311    22,083     8,584
  Units issued during the year.....      79,351    19,541    21,652    16,309
  Units redeemed during the year...    (35,571)   (4,874)   (6,186)   (2,810)
                                     ----------  --------  --------  --------
Units outstanding end of year......      74,758    30,978    37,549    22,083
                                     ==========  ========  ========  ========
---------------
 * Includes undistributed net
  investment income of:                 $46,440   $19,092   $51,633   $20,386
                                     ==========  ========  ========  ========
** Formerly Small Cap Subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master). These policies are issued by MONY.

     There are currently six Strategist subaccounts and nine MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1990 and the subaccounts of MONYEquity Master commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1999 aggregated $1,821,090.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS TRANSACTIONS

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 are as follows:

                                                             COST OF        PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                   SHARES ACQUIRED   SHARES REDEEMED
----------------------                                   ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio................................    $   22,707        $   36,014
Equity Income Portfolio................................        12,473            15,657
Intermediate Term Bond Portfolio.......................           442               707
Long Term Bond Portfolio...............................           717             1,460
Diversified Portfolio..................................         2,005            10,133
Money Market Portfolio.................................           213             3,075

MONYEQUITY MASTER
-----------------

MONY Series Fund, Inc.
Government Securities Portfolio........................       117,581            42,230
Intermediate Term Bond Portfolio.......................        30,798            14,370
Long Term Bond Portfolio...............................       158,894           102,044
Money Market Portfolio.................................     5,965,716         5,849,705
Enterprise Accumulation Trust
Equity Portfolio.......................................     3,888,547         1,112,927
Small Company Value Portfolio..........................     1,954,416           615,057
Managed Portfolio......................................     4,879,657         1,821,113
International Growth Portfolio.........................     1,219,834           664,357
High Yield Bond Portfolio..............................       272,695            91,024

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's subaccounts of MONY Variable Account L at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                                MONYVESTOR
                                                     -----------------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                     -----------------------------------------------------------------
                                                       EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                                       GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ----------   ----------   ------------   -----------   ----------
ASSETS
Shares held in respective Funds....................      4,419        6,013        3,297          9,753       57,852
                                                      ========     ========      =======       ========      =======
Investments at cost................................   $108,765     $129,907      $34,730       $144,283      $57,852
                                                      ========     ========      =======       ========      =======
Investments in respective Funds at net asset
  value............................................   $214,969     $140,836      $35,670       $223,635      $57,852
                                                      --------     --------      -------       --------      -------
          Total assets.............................    214,969      140,836       35,670        223,635       57,852
                                                      --------     --------      -------       --------      -------
LIABILITIES
Amount due to MONY America.........................         79           52           14             82           22
                                                      --------     --------      -------       --------      -------
          Total liabilities........................         79           52           14             82           22
                                                      --------     --------      -------       --------      -------
Net assets.........................................   $214,890     $140,784      $35,656       $223,553      $57,830
                                                      ========     ========      =======       ========      =======
Net assets consist of:
  Contractholders' net payments....................   $ 11,015     $(19,005)     $10,617       $ 17,701      $32,121
  Undistributed net investment income..............     57,449      103,884       25,218        109,430       25,709
  Accumulated net realized gain (loss) on
     investments...................................     40,222       44,976       (1,119)        17,070            0
  Net unrealized appreciation of investments.......    106,204       10,929          940         79,352            0
                                                      --------     --------      -------       --------      -------
Net assets.........................................   $214,890     $140,784      $35,656       $223,553      $57,830
                                                      ========     ========      =======       ========      =======
Number of units outstanding*.......................      2,905        2,869        1,713          4,320        3,348
                                                      --------     --------      -------       --------      -------
Net asset value per unit outstanding*..............   $  73.98     $  49.06      $ 20.81       $  51.75      $ 17.27
                                                      ========     ========      =======       ========      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                      MONYVESTOR
                                           -----------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                           -----------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                             GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   -----------   ----------
Dividend income..........................   $13,997      $ 24,383      $ 1,693        $23,200       $2,764
Mortality and expense risk charges.......    (1,537)       (1,191)        (305)        (1,660)        (482)
                                            -------      --------      -------        -------       ------
Net investment income....................    12,460        23,192        1,388         21,540        2,282
                                            -------      --------      -------        -------       ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments.......     1,830           662            1          1,518            0
  Net change in unrealized appreciation
     (depreciation) of investments.......    43,675       (14,437)      (1,611)        28,033            0
                                            -------      --------      -------        -------       ------
Net realized and unrealized gain (loss)
  on investments.........................    45,505       (13,775)      (1,610)        29,551            0
                                            -------      --------      -------        -------       ------
Net increase (decrease) in net assets
  resulting from operations..............   $57,965      $  9,417      $  (222)       $51,091       $2,282
                                            =======      ========      =======        =======       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                         MONYVESTOR
                                   ---------------------------------------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                   ---------------------------------------------------------------------------------------
                                                                                                    INTERMEDIATE TERM
                                          EQUITY GROWTH                 EQUITY INCOME                     BOND
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                       1999           1998           1999           1998           1999           1998
                                       ----           ----           ----           ----           ----           ----
From operations:
 Net investment income...........    $ 12,460       $ 21,360       $ 23,192       $ 19,262       $ 1,388        $ 1,516
 Net realized gain on
   investments...................       1,830          3,863            662          1,585             1             63
 Net change in unrealized
   appreciation (depreciation) of
   investments...................      43,675          6,332        (14,437)        (6,820)       (1,611)           692
                                     --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
 assets resulting from
 operations......................      57,965         31,555          9,417         14,027          (222)         2,271
                                     --------       --------       --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance
   of units......................         380            561            111            443           312            534
 Net asset value of units
   redeemed or used to meet
   contract obligations..........      (1,077)        (4,521)          (687)        (3,645)         (503)        (1,418)
                                     --------       --------       --------       --------       -------        -------
Net increase (decrease) from unit
 transactions....................        (697)        (3,960)          (576)        (3,202)         (191)          (884)
                                     --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
 assets..........................      57,268         27,595          8,841         10,825          (413)         1,387
Net assets beginning of year.....     157,622        130,027        131,943        121,118        36,069         34,682
                                     --------       --------       --------       --------       -------        -------
Net assets end of year*..........    $214,890       $157,622       $140,784       $131,943       $35,656        $36,069
                                     ========       ========       ========       ========       =======        =======
Unit Transactions:
Units outstanding beginning of
 year............................       2,915          2,993          2,881          2,954         1,722          1,765
Units issued during the year.....           8             12              3              8            15             21
Units redeemed during the year...         (18)           (90)           (15)           (81)          (24)           (64)
                                     --------       --------       --------       --------       -------        -------
Units outstanding end of year....       2,905          2,915          2,869          2,881         1,713          1,722
                                     ========       ========       ========       ========       =======        =======

---------------
* Includes undistributed net
investment income of:                $ 57,449       $ 44,989       $103,884       $ 80,692       $25,218        $23,830
                                     ========       ========       ========       ========       =======        =======

                                                          MONYVESTOR
                                   ---------------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                   ---------------------------------------------------------

                                           DIVERSIFIED                  MONEY MARKET
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                       1999           1998           1999           1998
                                       ----           ----           ----           ----
From operations:
 Net investment income...........    $ 21,540       $ 32,747       $ 2,282        $ 2,348
 Net realized gain on
   investments...................       1,518            590             0              0
 Net change in unrealized
   appreciation (depreciation) of
   investments...................      28,033         (1,150)            0              0
                                     --------       --------       -------        -------
Net increase (decrease) in net
 assets resulting from
 operations......................      51,091         32,187         2,282          2,348
                                     --------       --------       -------        -------
From unit transactions:
 Net proceeds from the issuance
   of units......................         240            450           155            389
 Net asset value of units
   redeemed or used to meet
   contract obligations..........      (1,797)          (428)         (223)          (671)
                                     --------       --------       -------        -------
Net increase (decrease) from unit
 transactions....................      (1,557)            22           (68)          (282)
                                     --------       --------       -------        -------
Net increase (decrease) in net
 assets..........................      49,534         32,209         2,214          2,066
Net assets beginning of year.....     174,019        141,810        55,616         53,550
                                     --------       --------       -------        -------
Net assets end of year*..........    $223,553       $174,019       $57,830        $55,616
                                     ========       ========       =======        =======
Unit Transactions:
Units outstanding beginning of
 year............................       4,353          4,351         3,352          3,369
Units issued during the year.....          10             10             9             21
Units redeemed during the year...         (43)            (8)          (13)           (38)
                                     --------       --------       -------        -------
Units outstanding end of year....       4,320          4,353         3,348          3,352
                                     ========       ========       =======        =======
---------------
* Includes undistributed net
investment income of:                $109,430       $ 87,890       $25,709        $23,427
                                     ========       ========       =======        =======

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT S
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY America, which is a wholly owned subsidiary of MONY Life Insurance Company ("MONY").

     There are currently six MONYVestor subaccounts available within the Variable Account. One of the subaccounts has no assets and each of the remaining five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Fund determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Fund. Dividend income received is reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all MONYVestor subaccounts for 1999 aggregated $4,150.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. INVESTMENT TRANSACTIONS

     Cost of shares acquired and the proceeds from redemption of shares for each subaccount during the year ended December 31, 1999 were as follows:

                                                              COST OF        PROCEEDS FROM
MONYVESTOR SUBACCOUNTS                                    SHARES ACQUIRED   SHARES REDEEMED
----------------------                                    ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.................................       $466             $2,621
Equity Income Portfolio.................................        156              1,871
Intermediate Term Bond Portfolio........................        312                794
Diversified Portfolio...................................        468              3,603
Money Market Portfolio..................................        156                684

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account S:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting MONY America Variable Account S at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                     MONYVESTOR
                                                              ------------------------
                                                               MONY SERIES FUND, INC.
                                                              ------------------------
                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
                           ASSETS
Shares held in respective Funds.............................     3,003          5,826
                                                               =======      =========
Investments at cost.........................................   $54,981      $  88,686
                                                               =======      =========
Investments in respective Funds, at net asset value.........   $70,321      $ 133,590
                                                               -------      ---------
          Total assets......................................    70,321        133,590
                                                               -------      ---------
                        LIABILITIES
Amount due to MONY..........................................        26             49
                                                               -------      ---------
Net assets..................................................   $70,295      $ 133,541
                                                               =======      =========
Net assets consist of:
  Contractholders' net payments.............................   $14,381      $(208,717)
  Undistributed net investment income.......................    37,156        182,870
  Accumulated net realized gains on investments.............     3,418        114,484
  Net unrealized appreciation of investments................    15,340         44,904
                                                               -------      ---------
Net assets..................................................   $70,295      $ 133,541
                                                               =======      =========
Number of units outstanding*................................     1,517          2,761
                                                               -------      ---------
Net asset value per unit outstanding*.......................   $ 46.34      $   48.37
                                                               =======      =========
---------------
* Units outstanding have been rounded for presentation
  purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     MONYVESTOR
                                                              ------------------------
                                                               MONY SERIES FUND, INC.
                                                              ------------------------
                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
Dividend income.............................................   $12,187       $13,809
Mortality and expense risk charges..........................      (596)         (989)
                                                               -------       -------
Net investment income.......................................    11,591        12,820
                                                               -------       -------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................       380           612
  Net change in unrealized appreciation (depreciation) of
     investments............................................    (7,277)       17,031
                                                               -------       -------
Net realized and unrealized gain (loss) on investments......    (6,897)       17,643
                                                               -------       -------
Net increase in net assets resulting from operations........   $ 4,694       $30,463
                                                               =======       =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED DECEMBER 31,

                                                                     MONYVESTOR
                                              ---------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                              ---------------------------------------------------------
                                                     EQUITY INCOME                  DIVERSIFIED
                                                      SUBACCOUNT                    SUBACCOUNT
                                              ---------------------------   ---------------------------
                                                  1999           1998           1999           1998
                                              ------------   ------------   ------------   ------------
From operations:
  Net investment income.....................    $11,591        $ 9,379        $ 12,820       $ 19,575
  Net realized gain on investments..........        380            241             612            360
  Net change in unrealized appreciation
     (depreciation) of investments..........     (7,277)        (2,720)         17,031           (756)
                                                -------        -------        --------       --------
Net increase in net assets resulting from
  operations................................      4,694          6,900          30,463         19,179
                                                -------        -------        --------       --------
From unit transactions:
  Net asset value of units redeemed or used
     to meet contract obligations...........       (322)             0            (585)          (367)
                                                -------        -------        --------       --------
Net decrease from unit transactions.........       (322)             0            (585)          (367)
                                                -------        -------        --------       --------
Net increase in net assets..................      4,372          6,900          29,878         18,812
Net assets beginning of year................     65,923         59,023         103,663         84,851
                                                -------        -------        --------       --------
Net assets end of year*.....................    $70,295        $65,923        $133,541       $103,663
                                                =======        =======        ========       ========
Unit transactions:
Units outstanding beginning of year.........      1,525          1,525           2,774          2,785
Units redeemed during the year..............         (8)             0             (13)           (11)
                                                -------        -------        --------       --------
Units outstanding end of year...............      1,517          1,525           2,761          2,774
                                                =======        =======        ========       ========
---------------
* Includes undistributed net investment
  income of:                                    $37,156        $25,565        $182,870       $170,050
                                                =======        =======        ========       ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY.

     There are currently six MONYVestor subaccounts available within the Variable Account. Four of the subaccounts have no assets and the remaining two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolios. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Fund determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Fund. Dividend income received is reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for any premium taxes.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1999 aggregated $732.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as the investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 were as follows:

                                                                  COST OF        PROCEEDS FROM
MONYVESTOR SUBACCOUNTS                                        SHARES ACQUIRED   SHARES REDEEMED
----------------------                                        ---------------   ---------------
MONY Series Fund, Inc.
Equity Income Portfolio.....................................        $0              $  892
Diversified Portfolio.......................................        23               1,548

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account S:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting MONY Variable Account S at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                 MONYMASTER                                              VALUEMASTER
                       -----------------------------------------------------------------------------------------------   -----------
                                                                  MONY SERIES FUND, INC.
                       -------------------------------------------------------------------------------------------------------------
                         EQUITY       EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT       MONEY
                         GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES      MARKET
                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                       ----------   ----------   ------------   -----------   -----------   ------------   -----------   -----------
ASSETS
Shares held in
  respective Funds...      25,357       44,463     3,205,968      4,418,761       64,796     188,185,762     2,947,331    1,366,609
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Investments at
  cost...............  $  973,007    $1,057,483  $35,453,853    $60,699,894   $1,208,296    $188,185,762   $32,639,962   $1,366,609
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Investments in
  respective Funds,
  at net asset
  value..............  $1,233,638   $1,041,319   $34,688,573    $54,439,134   $1,485,782    $188,185,762   $32,155,384   $1,366,609
Amount due from MONY
  America............           0            0         1,678          1,580            0             635            74            0
Amount due from
  respective Funds...           7            0         5,997          9,201           23         140,996            54            0
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Total assets.........   1,233,645    1,041,319    34,696,248     54,449,915    1,485,805     188,327,393    32,155,512    1,366,609
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
LIABILITIES
Amount due to MONY
  America............         668          561        25,298         39,550          819         244,590        17,825          748
Amount due to
  respective Funds...           0            0         1,678          1,580            0             635            74            0
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Total liabilities....         668          561        26,976         41,130          819         245,225        17,899          748
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Net assets...........  $1,232,977   $1,040,758   $34,669,272    $54,408,785   $1,484,986    $188,082,168   $32,137,613   $1,365,861
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Net assets consist
  of:
  Contractholders'
    net payments.....  $ (742,208)   $(568,648)  $25,054,724    $38,405,868   $ (936,075)   $155,852,231   $29,298,759   $  880,402
  Undistributed net
    investment
    income...........     559,894      896,287     9,131,160     17,725,913    1,230,313      32,229,937     1,857,971      485,459
  Accumulated net
    realized gain on
    investments......   1,154,660      729,283     1,248,668      4,537,764      913,262               0     1,465,461            0
  Net unrealized
    appreciation
    (depreciation) of
    investments......     260,631      (16,164)     (765,280)    (6,260,760)     277,486               0      (484,578)           0
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Net assets...........  $1,232,977   $1,040,758   $34,669,272    $54,408,785   $1,484,986    $188,082,168   $32,137,613   $1,365,861
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========
Number of units
  outstanding*.......      18,277       22,870     1,787,011      2,404,096       31,223      11,514,180     2,571,506       91,553
                       ----------   ----------   -----------    -----------   ----------    ------------   -----------   ----------
Net asset value per
  unit
  outstanding*.......  $    67.46    $   45.51   $     19.40    $     22.63   $    47.56    $      16.33   $     12.50   $    14.92
                       ==========   ==========   ===========    ===========   ==========    ============   ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                          VALUEMASTER
                                                     ------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                                     ------------------------------------------------------
                                                     US GOVERNMENT
                                                        INCOME         EQUITY     SMALL CAP      MANAGED
                                                     SUBACCOUNT**    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                     -------------   ----------   ----------   ------------
ASSETS
Shares held in respective Funds....................       74,827         44,918       86,888        552,782
                                                      ==========     ==========   ==========   ============
Investments at cost................................   $  797,668     $1,542,758   $1,969,943   $ 20,370,585
                                                      ==========     ==========   ==========   ============
Investments in respective Funds, at net asset
  value............................................   $  748,275     $1,687,103   $1,956,719   $ 24,128,930
                                                      ----------     ----------   ----------   ------------
          Total assets.............................      748,275      1,687,103    1,956,719     24,128,930
                                                      ----------     ----------   ----------   ------------
LIABILITIES
Amount due to MONY America.........................          411            914        1,031         13,607
                                                      ----------     ----------   ----------   ------------
          Total liabilities........................          411            914        1,031         13,607
                                                      ----------     ----------   ----------   ------------
Net Assets.........................................   $  747,864     $1,686,189   $1,955,688   $ 24,115,323
                                                      ==========     ==========   ==========   ============
Net assets consist of:
  Contractholders' net payments....................   $ (660,107)    $ (701,032)  $  791,466   $(10,711,206)
  Undistributed net investment income..............    1,384,526        336,754      278,077      3,990,006
  Accumulated net realized gain on investments.....       72,838      1,906,122      899,369     27,078,178
  Net unrealized appreciation (depreciation) of
     investments...................................      (49,393)       144,345      (13,224)     3,758,345
                                                      ----------     ----------   ----------   ------------
Net assets.........................................   $  747,864     $1,686,189   $1,955,688   $ 24,115,323
                                                      ==========     ==========   ==========   ============
Number of units outstanding*.......................       42,106         36,767       64,751        430,299
                                                      ----------     ----------   ----------   ------------
Net asset value per unit outstanding*..............   $    17.76     $    45.86   $    30.20   $      56.04
                                                      ==========     ==========   ==========   ============

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Bond subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                    MONYMASTER
                                    ---------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------
                                                   SMALL COMPANY                    INTERNATIONAL   HIGH YIELD
                                       EQUITY         VALUE**         MANAGED          GROWTH          BOND
                                     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                    ------------   -------------   --------------   -------------   -----------
ASSETS
Shares held in respective Funds...    11,089,816     10,102,881        47,693,628      8,974,686     11,423,224
                                    ============   ============    ==============    ===========    ===========
Investments at cost...............  $401,527,495   $283,492,902    $1,893,658,624    $63,041,146    $62,107,608
                                    ============   ============    ==============    ===========    ===========
Investments in respective Funds,
  at net asset value..............  $428,288,683   $317,735,622    $1,731,278,678    $83,374,829    $57,801,515
Amount due from MONY America......        11,047         10,248            36,155          6,988          2,047
Amount due from respective
  Funds...........................       119,335         69,902         1,022,390        142,666         70,046
                                    ------------   ------------    --------------    -----------    -----------
          Total assets............   428,419,065    317,815,772     1,732,337,223     83,524,483     57,873,608
                                    ------------   ------------    --------------    -----------    -----------
LIABILITIES
Amount due to MONY America........       349,370        240,970         1,971,203        185,935        102,344
Amount due to respective Funds....        11,047         10,248            36,155          6,988          2,047
                                    ------------   ------------    --------------    -----------    -----------
          Total liabilities.......       360,417        251,218         2,007,358        192,923        104,391
                                    ------------   ------------    --------------    -----------    -----------
Net assets........................  $428,058,648   $317,564,554    $1,730,329,865    $83,331,560    $57,769,217
                                    ============   ============    ==============    ===========    ===========
Net assets consist of:
  Contractholders' net payments...  $176,294,785   $108,608,588    $  398,738,885    $44,178,413    $46,128,214
  Undistributed net investment
     income.......................    70,084,287     76,001,551       635,530,723      5,412,573     18,488,495
  Accumulated net realized gain
     (loss) on investments........   154,918,388     98,711,695       858,440,203     13,406,891     (2,541,399)
  Net unrealized appreciation
     (depreciation) of
     investments..................    26,761,188     34,242,720      (162,379,946)    20,333,683     (4,306,093)
                                    ------------   ------------    --------------    -----------    -----------
Net assets........................  $428,058,648   $317,564,554    $1,730,329,865    $83,331,560    $57,769,217
                                    ============   ============    ==============    ===========    ===========
Number of units outstanding*......     8,378,174      6,338,206        28,518,300      4,031,563      3,816,497
                                    ------------   ------------    --------------    -----------    -----------
Net asset value per unit
  outstanding*....................  $      51.09   $      50.10    $        60.67    $     20.67    $     15.14
                                    ============   ============    ==============    ===========    ===========

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                   MONYMASTER
                                ---------------------------------------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                ---------------------------------------------------------------------------------
                                  EQUITY       EQUITY     INTERMEDIATE    LONG TERM                      MONEY
                                  GROWTH       INCOME      TERM BOND         BOND       DIVERSIFIED     MARKET
                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                ----------   ----------   ------------   ------------   -----------   -----------
Dividend income...............   $124,351    $ 205,455    $ 2,160,506    $  5,049,948    $197,329     $10,654,175
Mortality and expense risk
  charges.....................    (18,110)     (14,933)      (535,651)       (982,859)    (20,203)     (2,745,193)
                                 --------    ---------    -----------    ------------    --------     -----------
Net investment income.........    106,241      190,522      1,624,855       4,067,089     177,126       7,908,982
                                 --------    ---------    -----------    ------------    --------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments...............    547,933      201,622        520,414         270,896     238,935               0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............   (220,215)    (309,904)    (2,618,836)    (12,003,509)    (18,426)              0
                                 --------    ---------    -----------    ------------    --------     -----------
Net realized and unrealized
  gain (loss) on
  investments.................    327,718     (108,282)    (2,098,422)    (11,732,613)    220,509               0
                                 --------    ---------    -----------    ------------    --------     -----------
Net increase (decrease) in net
  assets resulting from
  operations..................   $433,959    $  82,240    $  (473,567)   $ (7,665,524)   $397,635     $ 7,908,982
                                 ========    =========    ===========    ============    ========     ===========

                                MONYMASTER    VALUEMASTER
                                -----------   -----------
                                 MONY SERIES FUND, INC.
                                -------------------------
                                GOVERNMENT       MONEY
                                SECURITIES      MARKET
                                SUBACCOUNT    SUBACCOUNT
                                -----------   -----------
Dividend income...............  $ 1,378,515    $109,700
Mortality and expense risk
  charges.....................     (522,551)    (28,426)
                                -----------    --------
Net investment income.........      855,964      81,274
                                -----------    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments...............      413,946           0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............   (1,567,230)          0
                                -----------    --------
Net realized and unrealized
  gain (loss) on
  investments.................   (1,153,284)          0
                                -----------    --------
Net increase (decrease) in net
  assets resulting from
  operations..................  $  (297,320)   $ 81,274
                                ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              VALUEMASTER
                                                         -----------------------------------------------------
                                                                        OCC ACCUMULATION TRUST
                                                         -----------------------------------------------------
                                                         US GOVERNMENT
                                                            INCOME         EQUITY     SMALL CAP      MANAGED
                                                          SUBACCOUNT*    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         -------------   ----------   ----------   -----------
Dividend income........................................    $ 40,938       $138,601    $  16,419    $ 1,770,170
Mortality and expense risk charges.....................     (10,740)       (28,829)     (30,574)      (402,054)
                                                           --------       --------    ---------    -----------
Net investment income (loss)...........................      30,198        109,772      (14,155)     1,368,116
                                                           --------       --------    ---------    -----------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments..............     (16,280)       773,134      155,055      7,422,893
  Net change in unrealized appreciation (depreciation)
     of investments....................................     (39,941)      (815,026)    (244,817)    (7,399,886)
                                                           --------       --------    ---------    -----------
Net realized and unrealized gain (loss) on
  investments..........................................     (56,221)       (41,892)     (89,762)        23,007
                                                           --------       --------    ---------    -----------
Net increase (decrease) in net assets resulting from
  operations...........................................    $(26,023)      $ 67,880    $(103,917)   $ 1,391,123
                                                           ========       ========    =========    ===========

---------------
* Formerly Bond subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                      MONYMASTER
                                      --------------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                      --------------------------------------------------------------------------
                                                     SMALL COMPANY                   INTERNATIONAL   HIGH YIELD
                                         EQUITY          VALUE          MANAGED         GROWTH          BOND
                                       SUBACCOUNT    SUBACCOUNT *     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                      ------------   -------------   -------------   -------------   -----------
Dividend income.....................  $ 39,768,599    $23,788,443    $ 342,664,482    $ 2,011,358    $ 7,554,585
Mortality and expense risk
  charges...........................    (6,061,633)    (4,244,974)     (26,357,448)      (891,028)      (986,199)
                                      ------------    -----------    -------------    -----------    -----------
Net investment income...............    33,706,966     19,543,469      316,307,034      1,120,330      6,568,386
                                      ------------    -----------    -------------    -----------    -----------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments....................    39,802,012     30,282,041      172,825,057      5,948,548     (3,941,526)
  Net change in unrealized
     appreciation (depreciation) of
     investments....................   (17,505,186)    17,822,716     (339,034,818)    17,836,014       (821,866)
                                      ------------    -----------    -------------    -----------    -----------
Net realized and unrealized gain
  (loss) on investments.............    22,296,826     48,104,757     (166,209,761)    23,784,562     (4,763,392)
                                      ------------    -----------    -------------    -----------    -----------
Net increase in net assets resulting
  from operations...................  $ 56,003,792    $67,648,226    $ 150,097,273    $24,904,892    $ 1,804,994
                                      ============    ===========    =============    ===========    ===========

---------------
* Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                       MONYMASTER
                                     ------------------------------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                     ------------------------------------------------------------------------------
                                          EQUITY GROWTH             EQUITY INCOME          INTERMEDIATE TERM BOND
                                           SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                     -----------------------   -----------------------   --------------------------
                                        1999         1998         1999         1998          1999          1998
                                     ----------   ----------   ----------   ----------   ------------   -----------
From operations:
  Net investment income............  $  106,241   $  225,073   $  190,522   $  186,231   $  1,624,855   $ 1,494,311
  Net realized gain on
    investments....................     547,933      131,932      201,622      154,874        520,414       888,198
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    (220,215)     (34,914)    (309,904)    (198,816)    (2,618,836)       76,556
                                     ----------   ----------   ----------   ----------   ------------   -----------
Net increase (decrease) in net
  assets resulting
  from operations..................     433,959      322,091       82,240      142,289       (473,567)    2,459,065
                                     ----------   ----------   ----------   ----------   ------------   -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     113,679       29,672       23,855       33,985      6,953,515    20,238,046
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (890,715)    (276,074)    (349,667)    (329,978)   (19,132,505)  (11,236,483)
                                     ----------   ----------   ----------   ----------   ------------   -----------
Net increase (decrease) from unit
  transactions.....................    (777,036)    (246,402)    (325,812)    (295,993)   (12,178,990)    9,001,563
                                     ----------   ----------   ----------   ----------   ------------   -----------
Net increase (decrease) in net
  assets...........................    (343,077)      75,689     (243,572)    (153,704)   (12,652,557)   11,460,628
Net assets beginning of year.......   1,576,054    1,500,365    1,284,330    1,438,034     47,321,829    35,861,201
                                     ----------   ----------   ----------   ----------   ------------   -----------
Net assets end of year*............  $1,232,977   $1,576,054   $1,040,758   $1,284,330   $ 34,669,272   $47,321,829
                                     ==========   ==========   ==========   ==========   ============   ===========
Unit transactions:
Units outstanding beginning of
  year.............................      31,847       37,580       30,115       37,519      2,414,529     1,941,792
Units issued during the year.......       1,784          679          425          802        357,020     1,055,742
Units redeemed during the year.....     (15,354)      (6,412)      (7,670)      (8,206)      (984,538)     (583,005)
                                     ----------   ----------   ----------   ----------   ------------   -----------
Units outstanding end of year......      18,277       31,847       22,870       30,115      1,787,011     2,414,529
                                     ==========   ==========   ==========   ==========   ============   ===========

---------------
* Includes undistributed net
  investment income of:              $  559,894   $  453,653   $  896,287   $  705,765   $  9,131,160   $ 7,506,305
                                     ==========   ==========   ==========   ==========   ============   ===========

                                             MONYMASTER
                                     ---------------------------
                                       MONY SERIES FUND, INC.
                                     ---------------------------
                                           LONG TERM BOND
                                             SUBACCOUNT
                                     ---------------------------
                                         1999           1998
                                     ------------   ------------
From operations:
  Net investment income............  $  4,067,089   $  2,645,761
  Net realized gain on
    investments....................       270,896      3,237,119
  Net change in unrealized
    appreciation (depreciation) of
    investments....................   (12,003,509)        71,611
                                     ------------   ------------
Net increase (decrease) in net
  assets resulting
  from operations..................    (7,665,524)     5,954,491
                                     ------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    13,318,859     60,292,920
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (50,488,659)   (27,360,952)
                                     ------------   ------------
Net increase (decrease) from unit
  transactions.....................   (37,169,800)    32,931,968
                                     ------------   ------------
Net increase (decrease) in net
  assets...........................   (44,835,324)    38,886,459
Net assets beginning of year.......    99,244,109     60,357,650
                                     ------------   ------------
Net assets end of year*............  $ 54,408,785   $ 99,244,109
                                     ============   ============
Unit transactions:
Units outstanding beginning of
  year.............................     4,000,596      2,645,732
Units issued during the year.......       552,831      2,492,768
Units redeemed during the year.....    (2,149,331)    (1,137,904)
                                     ------------   ------------
Units outstanding end of year......     2,404,096      4,000,596
                                     ============   ============
---------------
* Includes undistributed net
  investment income of:              $ 17,725,913   $ 13,658,824
                                     ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                                     MONYMASTER
                                                       ----------------------------------------------------------------------
                                                                               MONY SERIES FUND, INC.
                                                       ----------------------------------------------------------------------
                                                                                                                  GOVERNMENT
                                                             DIVERSIFIED                 MONEY MARKET             SECURITIES
                                                             SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT
                                                       -----------------------   -----------------------------   ------------
                                                          1999         1998          1999            1998            1999
                                                       ----------   ----------   -------------   -------------   ------------
From operations:
  Net investment income..............................  $  177,126   $  322,270   $   7,908,982   $   8,309,890   $    855,964
  Net realized gain on investments...................     238,935      156,896               0               0        413,946
  Net change in unrealized appreciation
    (depreciation) of investments....................     (18,426)    (192,414)              0               0     (1,567,230)
                                                       ----------   ----------   -------------   -------------   ------------
Net increase (decrease) in net assets resulting from
  operations.........................................     397,635      286,752       7,908,982       8,309,890       (297,320)
                                                       ----------   ----------   -------------   -------------   ------------
From unit transactions:
  Net proceeds from the issuance of units............      39,174       71,356     257,074,463   1,105,652,600     13,125,878
  Net asset value of units redeemed or used to meet
    contract obligations.............................    (522,189)    (461,042)   (364,870,852)   (956,073,355)   (25,844,182)
                                                       ----------   ----------   -------------   -------------   ------------
Net increase (decrease) from unit transactions.......    (483,015)    (389,686)   (107,796,389)    149,579,245    (12,718,304)
                                                       ----------   ----------   -------------   -------------   ------------
Net increase (decrease) in net assets................     (85,380)    (102,934)    (99,887,407)    157,889,135    (13,015,624)
Net assets beginning of year.........................   1,570,366    1,673,300     287,969,575     130,080,440     45,153,237
                                                       ----------   ----------   -------------   -------------   ------------
Net assets end of year*..............................  $1,484,986   $1,570,366   $ 188,082,168   $ 287,969,575   $ 32,137,613
                                                       ==========   ==========   =============   =============   ============
Unit transactions:
Units outstanding beginning of year..................      42,575       55,440      18,280,159       8,585,010      3,591,602
Units issued during the year.........................         738        2,111      16,060,294      71,354,491      1,047,600
Units redeemed during the year.......................     (12,090)     (14,976)    (22,826,273)    (61,659,342)    (2,067,696)
                                                       ----------   ----------   -------------   -------------   ------------
Units outstanding end of year........................      31,223       42,575      11,514,180      18,280,159      2,571,506
                                                       ==========   ==========   =============   =============   ============

---------------
* Includes undistributed net investment income of:     $1,230,313   $1,053,187   $  32,229,937   $  24,320,955   $  1,857,971
                                                       ==========   ==========   =============   =============   ============

                                                       MONYMASTER           VALUEMASTER
                                                       -----------   -------------------------
                                                               MONY SERIES FUND, INC.
                                                       ---------------------------------------
                                                       GOVERNMENT              MONEY
                                                       SECURITIES             MARKET
                                                       SUBACCOUNT           SUBACCOUNT
                                                       -----------   -------------------------
                                                          1998          1999          1998
                                                       -----------   -----------   -----------
From operations:
  Net investment income..............................  $   549,166   $    81,274   $    77,747
  Net realized gain on investments...................      773,944             0             0
  Net change in unrealized appreciation
    (depreciation) of investments....................      207,004             0             0
                                                       -----------   -----------   -----------
Net increase (decrease) in net assets resulting from
  operations.........................................    1,530,114        81,274        77,747
                                                       -----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of units............   34,260,541     1,362,402     4,927,649
  Net asset value of units redeemed or used to meet
    contract obligations.............................  (11,620,889)   (2,037,957)   (4,747,240)
                                                       -----------   -----------   -----------
Net increase (decrease) from unit transactions.......   22,639,652      (675,555)      180,409
                                                       -----------   -----------   -----------
Net increase (decrease) in net assets................   24,169,766      (594,281)      258,156
Net assets beginning of year.........................   20,983,471     1,960,142     1,701,986
                                                       -----------   -----------   -----------
Net assets end of year*..............................  $45,153,237   $ 1,365,861   $ 1,960,142
                                                       ===========   ===========   ===========
Unit transactions:
Units outstanding beginning of year..................    1,761,542       136,239       122,178
Units issued during the year.........................    2,769,576        93,939       347,333
Units redeemed during the year.......................     (939,516)     (138,625)     (333,272)
                                                       -----------   -----------   -----------
Units outstanding end of year........................    3,591,602        91,553       136,239
                                                       ===========   ===========   ===========
---------------
* Includes undistributed net investment income of:     $ 1,002,007   $   485,459   $   404,185
                                                       ===========   ===========   ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                       VALUEMASTER
                                     -------------------------------------------------------------------------------
                                                                 OCC ACCUMULATION TRUST
                                     -------------------------------------------------------------------------------
                                       US GOVERNMENT INCOME
                                           SUBACCOUNT**            EQUITY SUBACCOUNT         SMALL CAP SUBACCOUNT
                                     ------------------------   ------------------------   -------------------------
                                        1999         1998          1999         1998          1999          1998
                                     ----------   -----------   ----------   -----------   -----------   -----------
From operations:
  Net investment income (loss).....  $   30,198   $    55,137   $  109,772   $   130,385   $   (14,155)  $   120,856
  Net realized gain (loss) on
    investments....................     (16,280)       60,866      773,134       527,393       155,055       460,748
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (39,941)      (42,129)    (815,026)     (370,869)     (244,817)     (935,652)
                                     ----------   -----------   ----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (26,023)       73,874       67,880       286,909      (103,917)     (354,048)
                                     ----------   -----------   ----------   -----------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     199,355     1,261,119      606,029       181,362       105,807       644,248
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (401,861)   (1,645,115)  (1,481,168)   (1,024,747)     (792,055)   (1,633,006)
                                     ----------   -----------   ----------   -----------   -----------   -----------
Net decrease from unit
  transactions.....................    (202,506)     (383,996)    (875,139)     (843,385)     (686,248)     (988,758)
                                     ----------   -----------   ----------   -----------   -----------   -----------
Net decrease in net assets.........    (228,529)     (310,122)    (807,259)     (556,476)     (790,165)   (1,342,806)
Net assets beginning of year.......     976,393     1,286,515    2,493,448     3,049,924     2,745,853     4,088,659
                                     ----------   -----------   ----------   -----------   -----------   -----------
Net assets end of year*............  $  747,864   $   976,393   $1,686,189   $ 2,493,448   $ 1,955,688   $ 2,745,853
                                     ==========   ===========   ==========   ===========   ===========   ===========
Unit transactions:
Units outstanding beginning of
  year.............................      53,421        75,192       55,058        74,411        88,120       117,879
Units issued during the year.......      11,079        70,341       13,204         3,895         3,562        18,913
Units redeemed during the year.....     (22,394)      (92,112)     (31,495)      (23,248)      (26,931)      (48,672)
                                     ----------   -----------   ----------   -----------   -----------   -----------
Units outstanding end of year......      42,106        53,421       36,767        55,058        64,751        88,120
                                     ==========   ===========   ==========   ===========   ===========   ===========

---------------
 * Includes undistributed net
   investment income of:             $1,384,526   $   408,838   $  336,754   $   226,982   $   278,077   $   292,232
                                     ==========   ===========   ==========   ===========   ===========   ===========
** Formerly Bond subaccount

                                             VALUEMASTER
                                     ---------------------------
                                       OCC ACCUMULATION TRUST
                                     ---------------------------

                                         MANAGED SUBACCOUNT
                                     ---------------------------
                                         1999           1998
                                     ------------   ------------
From operations:
  Net investment income (loss).....  $  1,368,116   $  1,220,397
  Net realized gain (loss) on
    investments....................     7,422,893      8,304,096
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    (7,399,886)    (6,813,165)
                                     ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.......................     1,391,123      2,711,328
                                     ------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units..........................       416,811      2,807,780
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (14,753,151)   (16,067,125)
                                     ------------   ------------
Net decrease from unit
  transactions.....................   (14,336,340)   (13,259,345)
                                     ------------   ------------
Net decrease in net assets.........   (12,945,217)   (10,548,017)
Net assets beginning of year.......    37,060,540     47,608,557
                                     ------------   ------------
Net assets end of year*............  $ 24,115,323   $ 37,060,540
                                     ============   ============
Unit transactions:
Units outstanding beginning of
  year.............................       685,762        932,054
Units issued during the year.......         7,816         54,133
Units redeemed during the year.....      (263,279)      (300,425)
                                     ------------   ------------
Units outstanding end of year......       430,299        685,762
                                     ============   ============
---------------
 * Includes undistributed net
   investment income of:             $  3,990,006   $  2,621,890
                                     ============   ============
** Formerly Bond subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                           MONYMASTER
                                                  -------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                                  -------------------------------------------------------------
                                                                                       SMALL COMPANY VALUE
                                                        EQUITY SUBACCOUNT                 SUBACCOUNT**
                                                  -----------------------------   -----------------------------
                                                      1999            1998            1999            1998
                                                  -------------   -------------   -------------   -------------
From operations:
 Net investment income..........................  $  33,706,966   $  17,035,596   $  19,543,469   $  17,214,203
 Net realized gain (loss) on investments........     39,802,012      60,301,202      30,282,041      49,018,291
 Net change in unrealized appreciation
   (depreciation) of investments................    (17,505,186)    (43,212,812)     17,822,716     (45,383,177)
                                                  -------------   -------------   -------------   -------------
Net increase in net assets resulting from
 operations.....................................     56,003,792      34,123,986      67,648,226      20,849,317
                                                  -------------   -------------   -------------   -------------
From unit transactions:
 Net proceeds from the issuance of units........     84,192,658     208,152,834      73,161,442     143,928,984
 Net asset value of units redeemed or used to
   meet contract obligations....................   (232,468,208)   (163,245,612)   (166,467,855)   (138,895,329)
                                                  -------------   -------------   -------------   -------------
Net increase (decrease) from unit
 transactions...................................   (148,275,550)     44,907,222     (93,306,413)      5,033,655
                                                  -------------   -------------   -------------   -------------
Net increase (decrease) in net assets...........    (92,271,758)     79,031,208     (25,658,187)     25,882,972
Net assets beginning of year....................    520,330,406     441,299,198     343,222,741     317,339,769
                                                  -------------   -------------   -------------   -------------
Net assets end of year*.........................  $ 428,058,648   $ 520,330,406   $ 317,564,554   $ 343,222,741
                                                  =============   =============   =============   =============
Unit transactions:
Units outstanding beginning of year.............     11,629,793      10,706,757       8,392,405       8,401,211
Units issued during the year....................      1,853,219       4,840,471       1,644,304       3,677,232
Units redeemed during the year..................     (5,104,838)     (3,917,435)     (3,698,503)     (3,686,038)
                                                  -------------   -------------   -------------   -------------
Units outstanding end of year...................      8,378,174      11,629,793       6,338,206       8,392,405
                                                  =============   =============   =============   =============

---------------
 * Includes undistributed net investment income
   of:                                            $  70,084,287   $  36,377,321   $  76,001,551   $  56,458,082
** Formerly Small Cap Subaccount
                                                  =============   =============   =============   =============

                                                                           MONYMASTER
                                                  -------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                                  -------------------------------------------------------------
                                                                                       INTERNATIONAL GROWTH
                                                        MANAGED SUBACCOUNT                  SUBACCOUNT
                                                  -------------------------------   ---------------------------
                                                       1999             1998            1999           1998
                                                  --------------   --------------   ------------   ------------
From operations:
 Net investment income..........................  $  316,307,034   $  155,340,057   $  1,120,330   $  2,664,002
 Net realized gain (loss) on investments........     172,825,057      334,350,165      5,948,548      3,212,062
 Net change in unrealized appreciation
   (depreciation) of investments................    (339,034,818)    (358,930,321)    17,836,014      1,983,502
                                                  --------------   --------------   ------------   ------------
Net increase in net assets resulting from
 operations.....................................     150,097,273      130,759,901     24,904,892      7,859,566
                                                  --------------   --------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance of units........     175,383,802      669,500,974     33,822,209     24,902,914
 Net asset value of units redeemed or used to
   meet contract obligations....................    (932,478,561)    (775,855,076)   (48,335,830)   (24,998,725)
                                                  --------------   --------------   ------------   ------------
Net increase (decrease) from unit
 transactions...................................    (757,094,759)    (106,354,102)   (14,513,621)       (95,811)
                                                  --------------   --------------   ------------   ------------
Net increase (decrease) in net assets...........    (606,997,486)      24,405,799     10,391,271      7,763,755
Net assets beginning of year....................   2,337,327,351    2,312,921,552     72,940,289     65,176,534
                                                  --------------   --------------   ------------   ------------
Net assets end of year*.........................  $1,730,329,865   $2,337,327,351   $ 83,331,560   $ 72,940,289
                                                  ==============   ==============   ============   ============
Unit transactions:
Units outstanding beginning of year.............      41,556,499       43,843,754      4,954,694      5,021,078
Units issued during the year....................       3,038,862       12,310,620      2,110,074      1,790,119
Units redeemed during the year..................     (16,077,061)     (14,597,875)    (3,033,205)    (1,856,503)
                                                  --------------   --------------   ------------   ------------
Units outstanding end of year...................      28,518,300       41,556,499      4,031,563      4,954,694
                                                  ==============   ==============   ============   ============
---------------
 * Includes undistributed net investment income
   of:                                            $  635,530,723   $  319,223,689   $  5,412,573   $  4,292,243
** Formerly Small Cap Subaccount
                                                  ==============   ==============   ============   ============

                                                          MONYMASTER
                                                  ---------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                                  ---------------------------
                                                        HIGH YIELD BOND
                                                          SUBACCOUNT
                                                  ---------------------------
                                                      1999           1998
                                                  ------------   ------------
From operations:
 Net investment income..........................  $  6,568,386   $  6,340,249
 Net realized gain (loss) on investments........    (3,941,526)       686,650
 Net change in unrealized appreciation
   (depreciation) of investments................      (821,866)    (5,646,150)
                                                  ------------   ------------
Net increase in net assets resulting from
 operations.....................................     1,804,994      1,380,749
                                                  ------------   ------------
From unit transactions:
 Net proceeds from the issuance of units........    12,468,897     44,173,041
 Net asset value of units redeemed or used to
   meet contract obligations....................   (43,104,802)   (17,825,323)
                                                  ------------   ------------
Net increase (decrease) from unit
 transactions...................................   (30,635,905)    26,347,718
                                                  ------------   ------------
Net increase (decrease) in net assets...........   (28,830,911)    27,728,467
Net assets beginning of year....................    86,600,128     58,871,661
                                                  ------------   ------------
Net assets end of year*.........................  $ 57,769,217   $ 86,600,128
                                                  ============   ============
Unit transactions:
Units outstanding beginning of year.............     5,868,866      4,081,656
Units issued during the year....................       832,940      3,012,678
Units redeemed during the year..................    (2,885,309)    (1,225,468)
                                                  ------------   ------------
Units outstanding end of year...................     3,816,497      5,868,866
                                                  ============   ============
---------------
 * Includes undistributed net investment income
   of:                                            $ 18,488,495   $ 11,920,109
** Formerly Small Cap Subaccount
                                                  ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster insurance policies is presented here.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund, Inc. Money Market Portfolio. The substitution was effected through a redemption of assets in kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 1999, the amounts deducted for all MONYMaster subaccounts was $2,443,708 and for ValueMaster subaccounts was $14,650.

     MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 were as follows:

                                                   COST OF SHARES    PROCEEDS FROM SHARES
MONYMASTER SUBACCOUNTS                                ACQUIRED             REDEEMED
----------------------                             ---------------   --------------------
MONY Series Fund, Inc.
Equity Growth Portfolio..........................   $    501,047         $  1,295,532
Equity Income Portfolio..........................        193,682              533,866
Intermediate Term Bond Portfolio.................      7,395,183           20,090,523
Long Term Bond Portfolio.........................     16,342,222           54,464,533
Diversified Portfolio............................        219,459              721,880
Money Market Portfolio...........................    281,074,963          391,512,951
Government Securities Portfolio..................     13,981,294           27,204,378
Enterprise Accumulation Trust
Equity Portfolio.................................     88,423,312          242,530,461
Small Company Value Portfolio....................     78,469,353          175,849,672
Managed Portfolio................................    192,719,069          975,222,463

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                   COST OF SHARES    PROCEEDS FROM SHARES
MONYMASTER SUBACCOUNTS                                ACQUIRED             REDEEMED
----------------------                             ---------------   --------------------
International Growth Portfolio...................   $ 34,992,837         $ 50,354,217
High Yield Bond Portfolio........................     13,519,629           45,109,436

VALUEMASTER SUBACCOUNTS
-----------------------

OCC Accumulation Trust
US Government Bond Portfolio.....................        199,383              412,218
Equity Portfolio.................................        606,879            1,509,933
Small Cap Portfolio..............................        109,504              825,295
Managed Portfolio................................        639,401           15,364,188
MONY Series Fund, Inc.
Money Market Portfolio...........................      1,393,075            2,096,307

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONYMaster and
ValueMaster:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYMaster's and ValueMaster's Subaccounts of MONY America Variable Account A at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                   MONY CUSTOM MASTER
                          ----------------------------------------------------------------------------------------------------
                                          MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                          -------------------------------------------------------   ------------------------------------------
                          INTERMEDIATE    LONG TERM    GOVERNMENT                                 SMALL COMPANY
                           TERM BOND        BOND       SECURITIES    MONEY MARKET     EQUITY          VALUE         MANAGED
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT**     SUBACCOUNT
                          ------------   -----------   -----------   ------------   -----------   -------------   ------------
         ASSETS
Shares held in
  respective Funds......      835,880      1,035,966     1,354,247    80,749,984        693,003      1,446,326       3,537,198
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Investments at cost.....   $9,086,872    $13,154,344   $14,807,335   $80,749,984    $25,636,742    $43,508,082    $139,515,525
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Investments in
  respective Funds, at
  net asset
  value.................   $9,044,217    $12,763,093   $14,774,836   $80,749,984    $26,763,810    $45,486,980    $128,400,304
Amount due from
  respective Funds......            0            527         1,525       100,698            110            508          34,128
Amount due from MONY
  America...............          209         20,897       109,257     2,951,952         39,032        178,363         333,323
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
         Total assets...    9,044,426     12,784,517    14,885,618    83,802,634     26,802,952     45,665,851     128,767,755
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
      LIABILITIES
Amount due to MONY
  America...............        4,846          7,370         9,237       140,620         14,145         23,999         102,063
Amount due to respective
  Funds.................          209         20,897       109,257     2,951,952         39,032        178,363         333,323
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
         Total
          liabilities...        5,055         28,267       118,494     3,092,572         53,177        202,362         435,386
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
Net assets..............   $9,039,371    $12,756,250   $14,767,124   $80,710,062    $26,749,775    $45,463,489    $128,332,369
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Net assets consist of:
  Contractholders' net
    payments............   $9,061,864    $13,291,884   $14,782,480   $79,597,156    $24,033,574    $41,141,156    $123,544,830
  Undistributed net
    investment income...      101,714        261,299        82,673     1,112,906      1,666,344      1,781,036      17,260,510
  Accumulated net
    realized gain (loss)
    on investments......      (81,552)      (405,682)      (65,530)            0        (77,211)       562,399      (1,357,750)
  Net unrealized
    appreciation
    (depreciation) of
    investments.........      (42,655)      (391,251)      (32,499)            0      1,127,068      1,978,898     (11,115,221)
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
Net assets..............   $9,039,371    $12,756,250   $14,767,124   $80,710,062    $26,749,775    $45,463,489    $128,332,369
                           ==========    ===========   ===========   ===========    ===========    ===========    ============
Number of units
  outstanding*..........      913,085      1,406,502     1,488,308     7,761,160      2,348,518      3,513,450      11,932,847
                           ----------    -----------   -----------   -----------    -----------    -----------    ------------
Net asset value per unit
  outstanding*..........   $     9.90    $      9.07   $      9.92   $     10.40    $     11.39    $     12.94    $      10.75
                           ==========    ===========   ===========   ===========    ===========    ===========    ============

---------------

 * Units outstanding have been rounded for presentation purposes
** Formerly Small Cap Subaccount

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                     MONY CUSTOM MASTER
                            -----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                            -----------------------------------------------------------------------------------------------------
                            INTERNATIONAL   HIGH YIELD                   GROWTH AND    SMALL COMPANY     EQUITY        CAPITAL
                               GROWTH          BOND          GROWTH        INCOME         GROWTH         INCOME      APPRECIATION
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -------------   -----------   ------------   -----------   -------------   -----------   ------------
          ASSETS
Shares held in respective
  Funds...................     1,715,381      3,079,684     33,455,756    14,035,236      2,518,230      4,931,459     3,525,786
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Investments at cost.......   $12,498,758    $15,930,268   $196,283,176   $81,737,127    $16,697,798    $26,990,213   $22,482,456
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Investments in respective
  Funds, at net asset
  value...................   $15,935,887    $15,583,202   $219,469,756   $86,457,054    $21,404,956    $26,481,936   $30,498,046
Amount due from MONY
  America.................        50,240            211        676,929       346,886        186,004         25,517        70,300
Amount due from respective
  Funds...................             0            322          3,420           646            912              0           555
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
         Total assets.....    15,986,127     15,583,735    220,150,105    86,804,586     21,591,872     26,507,453    30,568,901
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
       LIABILITIES
Amount due to MONY
  America.................         7,972          8,608        118,386        44,769         11,380         13,977        15,973
Amount due to respective
  Funds...................        50,240            211        676,929       346,886        186,004         25,517        70,300
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
         Total
           liabilities....        58,212          8,819        795,315       391,655        197,384         39,494        86,273
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
Net assets................   $15,927,915    $15,574,916   $219,354,790   $86,412,931    $21,394,488    $26,467,959   $30,482,628
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Net assets consist of:
  Contractholders' net
    payments..............   $11,979,124    $15,392,084   $195,004,557   $80,810,313    $16,370,071    $26,928,036   $22,050,475
  Undistributed net
    investment income
    (loss)................       207,945        671,490     (1,286,130)     (409,971)       (79,852)      (133,336)     (143,705)
  Accumulated net realized
    gain (loss) on
    investments...........       303,717       (141,592)     2,449,783     1,292,662        397,111        181,536       560,268
  Net unrealized
    appreciation
    (depreciation) of
    investments...........     3,437,129       (347,066)    23,186,580     4,719,927      4,707,158       (508,277)    8,015,590
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
Net assets................   $15,927,915    $15,574,916   $219,354,790   $86,412,931    $21,394,488    $26,467,959   $30,482,628
                             ===========    ===========   ============   ===========    ===========    ===========   ===========
Number of units
  outstanding*............     1,074,763      1,520,029     16,952,783     7,122,762      1,281,793      2,472,972     1,802,006
                             -----------    -----------   ------------   -----------    -----------    -----------   -----------
Net asset value per unit
  outstanding*............   $     14.82    $     10.25   $      12.94   $     12.13    $     16.69    $     10.70   $     16.92
                             ===========    ===========   ============   ===========    ===========    ===========   ===========

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                     MONY CUSTOM MASTER
                                 ----------------------------------------------------------
                                 ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------
                                                                    DREYFUS       DREYFUS
                                   MULTI-CAP                         STOCK       SOCIALLY
                                     GROWTH         BALANCED         INDEX      RESPONSIBLE
                                   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 --------------   -------------   -----------   -----------
            ASSETS
Shares held in respective
  Funds........................     3,194,439       1,852,357       1,171,053      157,035
                                  ===========      ==========     ===========   ==========
Investments at cost............   $37,544,170      $9,138,151     $41,882,017   $5,642,395
                                  ===========      ==========     ===========   ==========
Investments in respective
  Funds, at net asset value....   $46,734,645      $9,632,256     $45,026,977   $6,135,348
Amount due from MONY
  America......................       666,574         111,957         343,680       67,432
Amount due from respective
  Funds........................           576               0             412           28
                                  -----------      ----------     -----------   ----------
         Total assets..........    47,401,795       9,744,213      45,371,069    6,202,808
                                  -----------      ----------     -----------   ----------
          LIABILITIES
Amount due to MONY America.....        22,661           4,801          23,057        3,049
Amount due to respective
  Funds........................       666,574         111,957         343,680       67,432
                                  -----------      ----------     -----------   ----------
         Total liabilities.....       689,235         116,758         366,737       70,481
                                  -----------      ----------     -----------   ----------
Net assets.....................   $46,712,560      $9,627,455     $45,004,332   $6,132,327
                                  ===========      ==========     ===========   ==========
Net assets consist of:
  Contractholders' net
    payments...................   $37,220,792      $9,147,172     $41,539,249   $5,425,646
  Undistributed net investment
    income (loss)..............       (76,869)        (23,876)        241,727      182,771
  Accumulated net realized gain
    on investments.............       378,162          10,054          78,396       30,957
  Net unrealized appreciation
    of investments.............     9,190,475         494,105       3,144,960      492,953
                                  -----------      ----------     -----------   ----------
Net assets.....................   $46,712,560      $9,627,455     $45,004,332   $6,132,327
                                  ===========      ==========     ===========   ==========
Number of units outstanding*...     1,605,055         917,822       4,223,029      529,031
                                  -----------      ----------     -----------   ----------
Net asset value per unit
  outstanding*.................   $     29.10      $    10.49     $     10.66   $    11.59
                                  ===========      ==========     ===========   ==========

                                             MONY CUSTOM MASTER
                                 -------------------------------------------
                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 -------------------------------------------
                                                                  VIP III
                                     VIP           VIP II         GROWTH
                                    GROWTH       CONTRAFUND    OPPORTUNITIES
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   -------------
            ASSETS
Shares held in respective
  Funds........................      406,247        890,196        388,390
                                 ===========    ===========     ==========
Investments at cost............  $19,390,309    $23,085,462     $8,696,125
                                 ===========    ===========     ==========
Investments in respective
  Funds, at net asset value....  $22,262,320    $25,904,698     $8,979,567
Amount due from MONY
  America......................      202,663         80,687        113,643
Amount due from respective
  Funds........................          253             26             36
                                 -----------    -----------     ----------
         Total assets..........   22,465,236     25,985,411      9,093,246
                                 -----------    -----------     ----------
          LIABILITIES
Amount due to MONY America.....       11,322         12,886          4,585
Amount due to respective
  Funds........................      202,663         80,687        113,643
                                 -----------    -----------     ----------
         Total liabilities.....      213,985         93,573        118,228
                                 -----------    -----------     ----------
Net assets.....................  $22,251,251    $25,891,838     $8,975,018
                                 ===========    ===========     ==========
Net assets consist of:
  Contractholders' net
    payments...................  $19,321,250    $23,069,802     $8,713,850
  Undistributed net investment
    income (loss)..............      (49,919)       (61,843)       (22,289)
  Accumulated net realized gain
    on investments.............      107,909         64,643             15
  Net unrealized appreciation
    of investments.............    2,872,011      2,819,236        283,442
                                 -----------    -----------     ----------
Net assets.....................  $22,251,251    $25,891,838     $8,975,018
                                 ===========    ===========     ==========
Number of units outstanding*...    1,948,202      2,355,687        913,852
                                 -----------    -----------     ----------
Net asset value per unit
  outstanding*.................  $     11.42    $     10.99     $     9.82
                                 ===========    ===========     ==========

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                         MONY CUSTOM MASTER
                                                       ------------------------------------------------------
                                                                      JANUS ASPEN SERIES FUND
                                                       ------------------------------------------------------
                                                       AGGRESSIVE                    CAPITAL       WORLDWIDE
                                                         GROWTH       BALANCED     APPRECIATION     GROWTH
                                                       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                       -----------   -----------   ------------   -----------
                       ASSETS
Shares held in respective Funds......................      585,706       762,448     1,149,528        517,479
                                                       ===========   ===========   ===========    ===========
Investments at cost..................................  $26,192,194   $19,482,881   $29,633,528    $19,706,724
                                                       ===========   ===========   ===========    ===========
Investments in respective Fund, at net asset value...  $34,960,770   $21,287,534   $38,129,829    $24,709,604
Amount due from MONY America.........................      482,131       273,179       247,910        510,718
Amount due from respective Funds.....................          250           520           326             29
                                                       -----------   -----------   -----------    -----------
          Total assets...............................   35,443,151    21,561,233    38,378,065     25,220,351
                                                       -----------   -----------   -----------    -----------
                     LIABILITIES
Amount due to MONY America...........................       16,887        11,012        19,276         11,614
Amount due to respective Funds.......................      482,131       273,179       247,910        510,718
                                                       -----------   -----------   -----------    -----------
          Total liabilities..........................      499,018       284,191       267,186        522,332
                                                       -----------   -----------   -----------    -----------
Net assets...........................................  $34,944,133   $21,277,042   $38,110,879    $24,698,019
                                                       ===========   ===========   ===========    ===========
Net assets consist of:
  Contractholders' net payments......................  $25,747,393   $19,256,794   $29,455,654    $19,524,963
  Undistributed net investment income (loss).........      (65,628)      176,735       (15,093)       (45,742)
  Accumulated net realized gain on investments.......      493,792        38,860       174,017        215,918
  Net unrealized appreciation (depreciation) of
     investments.....................................    8,768,576     1,804,653     8,496,301      5,002,880
                                                       -----------   -----------   -----------    -----------
Net assets...........................................  $34,944,133   $21,277,042   $38,110,879    $24,698,019
                                                       ===========   ===========   ===========    ===========
Number of units outstanding*.........................    2,153,830     1,933,982     2,955,486      1,775,017
                                                       -----------   -----------   -----------    -----------
Net asset value per unit outstanding*................  $     16.22   $     11.00   $     12.89    $     13.91
                                                       ===========   ===========   ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                        MONY CUSTOM MASTER
                                  -----------------------------------------------------------------------------------------------
                                                 MONY SERIES FUND, INC                        ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   -----------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE         MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                  ------------   ----------   ----------   ----------   ----------   -------------   ------------
Dividend income.................   $ 157,156     $ 354,278     $173,260    $1,470,214   $1,836,251    $2,003,334     $ 18,094,761
Mortality and expense risk
  charges.......................     (55,358)      (92,821)     (90,385)     (358,534)    (169,705)     (222,162)        (833,604)
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Net investment income...........     101,798       261,457       82,875     1,111,680    1,666,546     1,781,172       17,261,157
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments.................     (81,552)     (405,659)     (65,530)            0      (76,825)      562,323       (1,356,575)
  Net change in unrealized
    appreciation (depreciation)
    of investments..............     (43,131)     (391,894)     (33,260)            0    1,114,149     1,958,981      (11,144,313)
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Net realized and unrealized gain
  (loss) on investments.........    (124,683)     (797,553)     (98,790)            0    1,037,324     2,521,304      (12,500,888)
                                   ---------     ---------     --------    ----------   ----------    ----------     ------------
Net increase (decrease) in net
  assets resulting from
  operations....................   $ (22,885)    $(536,096)    $(15,915)   $1,111,680   $2,703,870    $4,302,476     $  4,760,269
                                   =========     =========     ========    ==========   ==========    ==========     ============

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       MONY CUSTOM MASTER
                                -------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                                                             GROWTH
                                INTERNATIONAL   HIGH YIELD                    AND       SMALL COMPANY     EQUITY       CAPITAL
                                   GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                -------------   ----------   -----------   ----------   -------------   ----------   ------------
Dividend income...............   $  286,891     $ 761,885    $         0   $      266    $        0     $  25,001     $        0
Mortality and expense risk
  charges.....................      (78,859)      (90,839)    (1,285,538)    (410,162)      (79,785)     (158,290)      (143,656)
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Net investment income
  (loss)......................      208,032       671,046     (1,285,538)    (409,896)      (79,785)     (133,289)      (143,656)
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...............      303,713      (141,592)     2,449,639    1,292,661       397,107       181,535        560,264
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............    3,431,921      (347,425)    23,150,925    4,713,749     4,698,213      (510,001)     8,006,641
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Net realized and unrealized
  gain (loss) on
  investments.................    3,735,634      (489,017)    25,600,564    6,006,410     5,095,320      (328,466)     8,566,905
                                 ----------     ---------    -----------   ----------    ----------     ---------     ----------
Net increase (decrease) in net
  assets resulting from
  operations..................   $3,943,666     $ 182,029    $24,315,026   $5,596,514    $5,015,535     $(461,755)    $8,423,249
                                 ==========     =========    ===========   ==========    ==========     =========     ==========

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                MONY CUSTOM MASTER
                                   -----------------------------------------------------------------------------
                                       ENTERPRISE ACCUMULATION TRUST
                                   -------------------------------------
                                                                                DREYFUS             DREYFUS
                                       MULTI-CAP                                 STOCK             SOCIALLY
                                        GROWTH             BALANCED              INDEX            RESPONSIBLE
                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                   -----------------   -----------------   -----------------   -----------------
                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                    JULY 15, 1999*      JULY 12, 1999*      JULY 20, 1999*      JULY 23, 1999*
                                        THROUGH             THROUGH             THROUGH             THROUGH
                                   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
                                   -----------------   -----------------   -----------------   -----------------
Dividend income..................     $        0           $      0           $  348,170           $196,560
Mortality and expense risk
  charges........................        (76,869)           (23,876)            (106,443)           (13,789)
                                      ----------           --------           ----------           --------
Net investment income (loss).....        (76,869)           (23,876)             241,727            182,771
                                      ----------           --------           ----------           --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments..................        378,162             10,054               78,396             30,957
  Net change in unrealized
    appreciation of
    investments..................      9,190,475            494,105            3,144,960            492,953
                                      ----------           --------           ----------           --------
Net realized and unrealized gain
  (loss) on investments..........      9,568,637            504,159            3,223,356            523,910
                                      ----------           --------           ----------           --------
Net increase (decrease) in net
  assets resulting from
  operations.....................     $9,491,768           $480,283           $3,465,083           $706,681
                                      ==========           ========           ==========           ========

                                                      MONY CUSTOM MASTER
                                   ---------------------------------------------------------
                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                   ---------------------------------------------------------
                                                                                VIP III
                                          VIP               VIP II              GROWTH
                                        GROWTH            CONTRAFUND         OPPORTUNITIES
                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                   -----------------   -----------------   -----------------
                                    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                    JULY 15, 1999*      JULY 20, 1999*      JULY 22, 1999*
                                        THROUGH             THROUGH             THROUGH
                                   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
                                   -----------------   -----------------   -----------------
Dividend income..................     $        0          $        0           $      0
Mortality and expense risk
  charges........................        (49,919)            (61,843)           (22,289)
                                      ----------          ----------           --------
Net investment income (loss).....        (49,919)            (61,843)           (22,289)
                                      ----------          ----------           --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain on
    investments..................        107,909              64,643                 15
  Net change in unrealized
    appreciation of
    investments..................      2,872,011           2,819,236            283,442
                                      ----------          ----------           --------
Net realized and unrealized gain
  (loss) on investments..........      2,979,920           2,883,879            283,457
                                      ----------          ----------           --------
Net increase (decrease) in net
  assets resulting from
  operations.....................     $2,930,001          $2,822,036           $261,168
                                      ==========          ==========           ========

---------------
* Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                 MONY CUSTOM MASTER
                                                    -----------------------------------------------------------------------------
                                                                               JANUS ASPEN SERIES FUND
                                                    -----------------------------------------------------------------------------
                                                       AGGRESSIVE                                CAPITAL            WORLDWIDE
                                                         GROWTH             BALANCED          APPRECIATION           GROWTH
                                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
                                                     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                                     JULY 19, 1999*      JULY 19, 1999*      JULY 15, 1999 *     JULY 15, 1999 *
                                                         THROUGH             THROUGH             THROUGH             THROUGH
                                                    DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999   DECEMBER 31, 1999
                                                    -----------------   -----------------   -----------------   -----------------
Dividend income...................................     $        0          $  222,390          $   68,036          $        0
Mortality and expense risk charges................        (65,628)            (45,655)            (83,129)            (45,742)
                                                       ----------          ----------          ----------          ----------
Net investment income (loss)......................        (65,628)            176,735             (15,093)            (45,742)
                                                       ----------          ----------          ----------          ----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments................        493,792              38,860             174,017             215,918
  Net change in unrealized appreciation of
    investments...................................      8,768,576           1,804,653           8,496,301           5,002,880
                                                       ----------          ----------          ----------          ----------
Net realized and unrealized gain on investments...      9,262,368           1,843,513           8,670,318           5,218,798
                                                       ----------          ----------          ----------          ----------
Net increase (decrease) in net assets resulting
  from operations.................................     $9,196,740          $2,020,248          $8,655,225          $5,173,056
                                                       ==========          ==========          ==========          ==========

---------------
* Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONY CUSTOM MASTER
                                    --------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                    --------------------------------------------------------------------------------------
                                               INTERMEDIATE                          LONG TERM                 GOVERNMENT
                                                TERM BOND                               BOND                   SECURITIES
                                                SUBACCOUNT                           SUBACCOUNT                SUBACCOUNT
                                    ----------------------------------   ----------------------------------   ------------
                                      FOR THE        FOR THE PERIOD        FOR THE        FOR THE PERIOD        FOR THE
                                     YEAR ENDED    DECEMBER 8, 1998**     YEAR ENDED    DECEMBER 2, 1998**     YEAR ENDED
                                    DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH         DECEMBER 31,
                                        1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998        1999
                                    ------------   -------------------   ------------   -------------------   ------------
From operations:
 Net investment income (loss).....  $   101,798         $    (84)        $   261,457         $   (158)        $    82,875
 Net realized gain (loss) on
   investments....................      (81,552)               0            (405,659)             (23)            (65,530)
 Net change in unrealized
   appreciation (depreciation) of
   investments....................      (43,131)             476            (391,894)             643             (33,260)
                                    -----------         --------         -----------         --------         -----------
Net increase (decrease) in net
 assets resulting from
 operations.......................      (22,885)             392            (536,096)             462             (15,915)
                                    -----------         --------         -----------         --------         -----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................   10,114,352          244,986          15,854,885          387,777          15,969,188
 Net asset value of units redeemed
   or used to meet contract
   obligations....................   (1,297,474)               0          (2,950,778)               0          (1,732,887)
                                    -----------         --------         -----------         --------         -----------
Net increase from unit
 transactions.....................    8,816,878          244,986          12,904,107          387,777          14,236,301
                                    -----------         --------         -----------         --------         -----------
Net increase in net assets........    8,793,993          245,378          12,368,011          388,239          14,220,386
Net assets beginning of period....      245,378                0             388,239                0             546,738
                                    -----------         --------         -----------         --------         -----------
Net assets end of period*.........  $ 9,039,371         $245,378         $12,756,250         $388,239         $14,767,124
                                    ===========         ========         ===========         ========         ===========
Unit transactions:
Units outstanding beginning of
 period...........................       24,535                0              39,054                0              54,777
Units issued during the period....    1,019,555           24,535           1,685,745           39,054           1,608,412
Units redeemed during the
 period...........................     (131,005)               0            (318,297)               0            (174,881)
                                    -----------         --------         -----------         --------         -----------
Units outstanding end of period...      913,085           24,535           1,406,502           39,054           1,488,308
                                    ===========         ========         ===========         ========         ===========

---------------
 * Includes undistributed net
   investment income (loss) of:     $   101,714         $    (84)        $   261,299         $   (158)        $    82,673
                                    ===========         ========         ===========         ========         ===========
** Commencement of operations

                                                       MONY CUSTOM MASTER
                                    --------------------------------------------------------
                                                     MONY SERIES FUND, INC.
                                    --------------------------------------------------------
                                        GOVERNMENT
                                        SECURITIES                   MONEY MARKET
                                        SUBACCOUNT                    SUBACCOUNT
                                    -------------------   ----------------------------------
                                      FOR THE PERIOD        FOR THE        FOR THE PERIOD
                                    DECEMBER 2, 1998**     YEAR ENDED    DECEMBER 2, 1998**
                                          THROUGH         DECEMBER 31,         THROUGH
                                     DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                    -------------------   ------------   -------------------
From operations:
 Net investment income (loss).....       $   (202)        $ 1,111,680        $    1,226
 Net realized gain (loss) on
   investments....................              0                   0                 0
 Net change in unrealized
   appreciation (depreciation) of
   investments....................            761                   0                 0
                                         --------         ------------       ----------
Net increase (decrease) in net
 assets resulting from
 operations.......................            559           1,111,680             1,226
                                         --------         ------------       ----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................        546,179         146,401,815         1,599,084
 Net asset value of units redeemed
   or used to meet contract
   obligations....................              0         (68,232,460)         (171,283)
                                         --------         ------------       ----------
Net increase from unit
 transactions.....................        546,179          78,169,355         1,427,801
                                         --------         ------------       ----------
Net increase in net assets........        546,738          79,281,035         1,429,027
Net assets beginning of period....              0           1,429,027                 0
                                         --------         ------------       ----------
Net assets end of period*.........       $546,738         $80,710,062        $1,429,027
                                         ========         ============       ==========
Unit transactions:
Units outstanding beginning of
 period...........................              0             142,487                 0
Units issued during the period....         54,777          14,259,179           159,572
Units redeemed during the
 period...........................              0          (6,640,506)          (17,085)
                                         --------         ------------       ----------
Units outstanding end of period...         54,777           7,761,160           142,487
                                         ========         ============       ==========
---------------
 * Includes undistributed net
   investment income (loss) of:          $   (202)        $ 1,112,906        $    1,226
                                         ========         ============       ==========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONY CUSTOM MASTER
                                           --------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                           --------------------------------------------------------------------------------------
                                                         EQUITY                        SMALL COMPANY VALUE             MANAGED
                                                       SUBACCOUNT                         SUBACCOUNT***               SUBACCOUNT
                                           ----------------------------------   ----------------------------------   ------------
                                           FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR
                                              ENDED       DECEMBER 1, 1998**       ENDED       DECEMBER 3, 1998**       ENDED
                                           DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH         DECEMBER 31,
                                               1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998        1999
                                           ------------   -------------------   ------------   -------------------   ------------
From operations:
 Net investment income (loss)............  $ 1,666,546         $   (202)        $ 1,781,172         $   (136)        $ 17,261,157
 Net realized gain (loss) on
   investments...........................      (76,825)            (386)            562,323               76           (1,356,575)
 Net change in unrealized appreciation
   (depreciation) of investments.........    1,114,149           12,919           1,958,981           19,917          (11,144,313)
                                           -----------         --------         -----------         --------         ------------
Net increase (decrease) in net assets
 resulting from operations...............    2,703,870           12,331           4,302,476           19,857            4,760,269
                                           -----------         --------         -----------         --------         ------------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   28,754,279          631,080          45,228,505          362,502          144,669,632
 Net asset value of units redeemed or
   used to meet contract obligations.....   (5,351,785)               0          (4,449,851)               0          (23,248,728)
                                           -----------         --------         -----------         --------         ------------
Net increase from unit transactions......   23,402,494          631,080          40,778,654          362,502          121,420,904
                                           -----------         --------         -----------         --------         ------------
Net increase in net assets...............   26,106,364          643,411          45,081,130          382,359          126,181,173
Net assets beginning of period...........      643,411                0             382,359                0            2,151,196
                                           -----------         --------         -----------         --------         ------------
Net assets end of period*................  $26,749,775         $643,411         $45,463,489         $382,359         $128,332,369
                                           ===========         ========         ===========         ========         ============
Unit transactions:
Units outstanding beginning of period....       64,500                0              36,198                0              215,756
Units issued during the period...........    2,819,082           64,500           3,850,959           36,198           13,972,664
Units redeemed during the period.........     (535,064)               0            (373,707)               0           (2,255,573)
                                           -----------         --------         -----------         --------         ------------
Units outstanding end of period..........    2,348,518           64,500           3,513,450           36,198           11,932,847
                                           ===========         ========         ===========         ========         ============

---------------
 * Includes undistributed net investment
   income (loss) of:                       $ 1,666,344         $   (202)        $ 1,781,036         $   (136)        $ 17,260,510
                                           ===========         ========         ===========         ========         ============
** Commencement of operations
*** Formerly small cap subaccount

                                                              MONY CUSTOM MASTER
                                           --------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                           --------------------------------------------------------
                                                 MANAGED                INTERNATIONAL GROWTH
                                               SUBACCOUNT                    SUBACCOUNT
                                           -------------------   ----------------------------------
                                             FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                           DECEMBER 1, 1998**       ENDED       DECEMBER 3, 1998**
                                                 THROUGH         DECEMBER 31,         THROUGH
                                            DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                           -------------------   ------------   -------------------
From operations:
 Net investment income (loss)............      $     (647)       $   208,032         $    (87)
 Net realized gain (loss) on
   investments...........................          (1,175)           303,713                4
 Net change in unrealized appreciation
   (depreciation) of investments.........          29,092          3,431,921            5,208
                                               ----------        -----------         --------
Net increase (decrease) in net assets
 resulting from operations...............          27,270          3,943,666            5,125
                                               ----------        -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................       2,123,926         14,118,499          161,753
 Net asset value of units redeemed or
   used to meet contract obligations.....               0         (2,301,128)               0
                                               ----------        -----------         --------
Net increase from unit transactions......       2,123,926         11,817,371          161,753
                                               ----------        -----------         --------
Net increase in net assets...............       2,151,196         15,761,037          166,878
Net assets beginning of period...........               0            166,878                0
                                               ----------        -----------         --------
Net assets end of period*................      $2,151,196        $15,927,915         $166,878
                                               ==========        ===========         ========
Unit transactions:
Units outstanding beginning of period....               0             15,811                0
Units issued during the period...........         215,756          1,253,630           15,811
Units redeemed during the period.........               0           (194,678)               0
                                               ----------        -----------         --------
Units outstanding end of period..........         215,756          1,074,763           15,811
                                               ==========        ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                           $     (647)       $   207,945         $    (87)
                                               ==========        ===========         ========
** Commencement of operations
*** Formerly small cap subaccount

                                                   MONY CUSTOM MASTER
                                           ----------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------
                                                    HIGH YIELD BOND
                                                       SUBACCOUNT
                                           ----------------------------------
                                           FOR THE YEAR     FOR THE PERIOD
                                              ENDED       DECEMBER 9, 1998**
                                           DECEMBER 31,         THROUGH
                                               1999        DECEMBER 31, 1998
                                           ------------   -------------------
From operations:
 Net investment income (loss)............  $   671,046         $    444
 Net realized gain (loss) on
   investments...........................     (141,592)               0
 Net change in unrealized appreciation
   (depreciation) of investments.........     (347,425)             359
                                           -----------         --------
Net increase (decrease) in net assets
 resulting from operations...............      182,029              803
                                           -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   17,411,010          246,240
 Net asset value of units redeemed or
   used to meet contract obligations.....   (2,265,166)               0
                                           -----------         --------
Net increase from unit transactions......   15,145,844          246,240
                                           -----------         --------
Net increase in net assets...............   15,327,873          247,043
Net assets beginning of period...........      247,043                0
                                           -----------         --------
Net assets end of period*................  $15,574,916         $247,043
                                           ===========         ========
Unit transactions:
Units outstanding beginning of period....       24,732                0
Units issued during the period...........    1,720,663           24,732
Units redeemed during the period.........     (225,366)               0
                                           -----------         --------
Units outstanding end of period..........    1,520,029           24,732
                                           ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                       $   671,490         $    444
                                           ===========         ========
** Commencement of operations
*** Formerly small cap subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY CUSTOM MASTER
                                           -----------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------------------------------------------

                                                         GROWTH                         GROWTH AND INCOME
                                                       SUBACCOUNT                           SUBACCOUNT
                                           ----------------------------------   ----------------------------------
                                           FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                              ENDED       DECEMBER 1, 1998**       ENDED       DECEMBER 3, 1998**
                                           DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                               1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                           ------------   -------------------   ------------   -------------------
From operations:
 Net investment income (loss)............  $ (1,285,538)      $     (592)       $  (409,896)        $    (75)
 Net realized gain (loss) on
   investments...........................     2,449,639              144          1,292,661                1
 Net change in unrealized appreciation
   (depreciation) of investments.........    23,150,925           35,655          4,713,749            6,178
                                           ------------       ----------        -----------         --------
Net increase (decrease) in net assets
 resulting from operations...............    24,315,026           35,207          5,596,514            6,104
                                           ------------       ----------        -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   218,185,753        1,594,029         87,801,810          265,896
 Net asset value of units redeemed or
   used to meet contract obligations.....   (24,775,225)               0         (7,257,393)               0
                                           ------------       ----------        -----------         --------
Net increase from unit transactions......   193,410,528        1,594,029         80,544,417          265,896
                                           ------------       ----------        -----------         --------
Net increase in net assets...............   217,725,554        1,629,236         86,140,931          272,000
Net assets beginning of period...........     1,629,236                0            272,000                0
                                           ------------       ----------        -----------         --------
Net assets end of period*................  $219,354,790       $1,629,236        $86,412,931         $272,000
                                           ============       ==========        ===========         ========
Unit transactions:
Units outstanding beginning of period....       154,728                0             26,693                0
Units issued during the period...........    18,916,259          154,728          7,726,203           26,693
Units redeemed during the period.........    (2,118,204)               0           (630,134)               0
                                           ------------       ----------        -----------         --------
Units outstanding end of period..........    16,952,783          154,728          7,122,762           26,693
                                           ============       ==========        ===========         ========

---------------
 * Includes undistributed net investment
   income (loss) of:                       $ (1,286,130)      $     (592)       $  (409,971)        $    (75)
                                           ============       ==========        ===========         ========
** Commencement of operations

                                                                     MONY CUSTOM MASTER
                                           -----------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------------------------------------------
                                                                                              EQUITY
                                                  SMALL COMPANY GROWTH                        INCOME
                                                       SUBACCOUNT                           SUBACCOUNT
                                           ----------------------------------   ----------------------------------
                                           FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD
                                              ENDED       DECEMBER 3, 1998**       ENDED       DECEMBER 8, 1998**
                                           DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                               1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                           ------------   -------------------   ------------   -------------------
From operations:
 Net investment income (loss)............  $   (79,785)        $    (67)        $  (133,289)        $    (47)
 Net realized gain (loss) on
   investments...........................      397,107                4             181,535                1
 Net change in unrealized appreciation
   (depreciation) of investments.........    4,698,213            8,945            (510,001)           1,724
                                           -----------         --------         -----------         --------
Net increase (decrease) in net assets
 resulting from operations...............    5,015,535            8,882            (461,755)           1,678
                                           -----------         --------         -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   17,374,555          185,484          29,981,260          197,340
 Net asset value of units redeemed or
   used to meet contract obligations.....   (1,189,968)               0          (3,250,564)               0
                                           -----------         --------         -----------         --------
Net increase from unit transactions......   16,184,587          185,484          26,730,696          197,340
                                           -----------         --------         -----------         --------
Net increase in net assets...............   21,200,122          194,366          26,268,941          199,018
Net assets beginning of period...........      194,366                0             199,018                0
                                           -----------         --------         -----------         --------
Net assets end of period*................  $21,394,488         $194,366         $26,467,959         $199,018
                                           ===========         ========         ===========         ========
Unit transactions:
Units outstanding beginning of period....       17,887                0              19,409                0
Units issued during the period...........    1,354,866           17,887           2,757,380           19,409
Units redeemed during the period.........      (90,960)               0            (303,817)               0
                                           -----------         --------         -----------         --------
Units outstanding end of period..........    1,281,793           17,887           2,472,972           19,409
                                           ===========         ========         ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                       $   (79,852)        $    (67)        $  (133,336)        $    (47)
                                           ===========         ========         ===========         ========
** Commencement of operations

                                                   MONY CUSTOM MASTER
                                           ----------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------
                                                        CAPITAL
                                                      APPRECIATION
                                                       SUBACCOUNT
                                           ----------------------------------
                                           FOR THE YEAR     FOR THE PERIOD
                                              ENDED       DECEMBER 8, 1998**
                                           DECEMBER 31,         THROUGH
                                               1999        DECEMBER 31, 1998
                                           ------------   -------------------
From operations:
 Net investment income (loss)............  $  (143,656)        $    (49)
 Net realized gain (loss) on
   investments...........................      560,264                4
 Net change in unrealized appreciation
   (depreciation) of investments.........    8,006,641            8,949
                                           -----------         --------
Net increase (decrease) in net assets
 resulting from operations...............    8,423,249            8,904
                                           -----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units.................................   25,145,239          215,502
 Net asset value of units redeemed or
   used to meet contract obligations.....   (3,310,266)               0
                                           -----------         --------
Net increase from unit transactions......   21,834,973          215,502
                                           -----------         --------
Net increase in net assets...............   30,258,222          224,406
Net assets beginning of period...........      224,406                0
                                           -----------         --------
Net assets end of period*................  $30,482,628         $224,406
                                           ===========         ========
Unit transactions:
Units outstanding beginning of period....       20,360                0
Units issued during the period...........    2,046,259           20,360
Units redeemed during the period.........     (264,613)               0
                                           -----------         --------
Units outstanding end of period..........    1,802,006           20,360
                                           ===========         ========
---------------
 * Includes undistributed net investment
   income (loss) of:                       $  (143,705)        $    (49)
                                           ===========         ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MONY CUSTOM MASTER
                                   ---------------------------------------------------------------------------------
                                        ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------        DREYFUS              DREYFUS
                                       MULTI-CAP                                   STOCK              SOCIALLY
                                        GROWTH              BALANCED               INDEX             RESPONSIBLE
                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                   -----------------   -------------------   -----------------   -------------------
                                    FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                    JULY 15,1999**       JULY 12, 1999**      JULY 20, 1999**      JULY 23, 1999**
                                        THROUGH              THROUGH              THROUGH              THROUGH
                                   DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999
                                   -----------------   -------------------   -----------------   -------------------
From operations:
 Net investment income (loss)....     $   (76,869)         $  (23,876)          $   241,727          $  182,771
 Net realized gain (loss) on
   investments...................         378,162              10,054                78,396              30,957
 Net change in unrealized
   appreciation (depreciation) of
   investments...................       9,190,475             494,105             3,144,960             492,953
                                      -----------          ----------           -----------          ----------
Net increase (decrease) in net
 assets resulting from
 operations......................       9,491,768             480,283             3,465,083             706,681
                                      -----------          ----------           -----------          ----------
From unit transactions:
 Net proceeds from the issuance
   of units......................      38,409,014           9,569,175            43,565,519           5,686,675
 Net asset value of units
   redeemed or used to meet
   contract obligations..........      (1,188,222)           (422,003)           (2,026,270)           (261,029)
                                      -----------          ----------           -----------          ----------
Net increase from unit
 transactions....................      37,220,792           9,147,172            41,539,249           5,425,646
                                      -----------          ----------           -----------          ----------
Net increase in net assets.......      46,712,560           9,627,455            45,004,332           6,132,327
Net assets beginning of period...               0                   0                     0                   0
                                      -----------          ----------           -----------          ----------
Net assets end of period*........     $46,712,560          $9,627,455           $45,004,332          $6,132,327
                                      ===========          ==========           ===========          ==========
Unit transactions:
Units outstanding beginning of
 period..........................               0                   0                     0                   0
Units issued during the period...       1,654,605             960,848             4,427,435             554,261
Units redeemed during the
 period..........................         (49,550)            (43,026)             (204,406)            (25,230)
                                      -----------          ----------           -----------          ----------
Units outstanding end of
 period..........................       1,605,055             917,822             4,223,029             529,031
                                      ===========          ==========           ===========          ==========

---------------
 * Includes undistributed net
   investment income (loss) of:       $   (76,869)         $  (23,876)          $   241,727          $  182,771
                                      ===========          ==========           ===========          ==========
** Commencement of operations

                                                         MONY CUSTOM MASTER
                                   --------------------------------------------------------------
                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                   --------------------------------------------------------------
                                          VIP                VIP II                VIP III
                                        GROWTH             CONTRAFUND        GROWTH OPPORTUNITIES
                                      SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                   -----------------   -------------------   --------------------
                                    FOR THE PERIOD       FOR THE PERIOD         FOR THE PERIOD
                                    JULY 15, 1999**      JULY 20, 1999**       JULY 22, 1999**
                                        THROUGH              THROUGH               THROUGH
                                   DECEMBER 31, 1999    DECEMBER 31, 1999     DECEMBER 31, 1999
                                   -----------------   -------------------   --------------------
From operations:
 Net investment income (loss)....     $   (49,919)         $   (61,843)           $  (22,289)
 Net realized gain (loss) on
   investments...................         107,909               64,643                    15
 Net change in unrealized
   appreciation (depreciation) of
   investments...................       2,872,011            2,819,236               283,442
                                      -----------          -----------            ----------
Net increase (decrease) in net
 assets resulting from
 operations......................       2,930,001            2,822,036               261,168
                                      -----------          -----------            ----------
From unit transactions:
 Net proceeds from the issuance
   of units......................      20,065,183           24,290,922             9,187,365
 Net asset value of units
   redeemed or used to meet
   contract obligations..........        (743,933)          (1,221,120)             (473,515)
                                      -----------          -----------            ----------
Net increase from unit
 transactions....................      19,321,250           23,069,802             8,713,850
                                      -----------          -----------            ----------
Net increase in net assets.......      22,251,251           25,891,838             8,975,018
Net assets beginning of period...               0                    0                     0
                                      -----------          -----------            ----------
Net assets end of period*........     $22,251,251          $25,891,838            $8,975,018
                                      ===========          ===========            ==========
Unit transactions:
Units outstanding beginning of
 period..........................               0                    0                     0
Units issued during the period...       2,020,566            2,479,149               963,098
Units redeemed during the
 period..........................         (72,364)            (123,462)              (49,246)
                                      -----------          -----------            ----------
Units outstanding end of
 period..........................       1,948,202            2,355,687               913,852
                                      ===========          ===========            ==========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   (49,919)         $   (61,843)           $  (22,289)
                                      ===========          ===========            ==========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               MONY CUSTOM MASTER
                                                ---------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES FUND
                                                ---------------------------------------------------------------------------------
                                                   AGGRESSIVE                                  CAPITAL             WORLDWIDE
                                                     GROWTH              BALANCED           APPRECIATION            GROWTH
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                -----------------   -------------------   -----------------   -------------------
                                                 FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                 JULY 19, 1999**      JULY 19, 1999**      JULY 15, 1999**      JULY 15, 1999**
                                                     THROUGH              THROUGH              THROUGH              THROUGH
                                                DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999    DECEMBER 31, 1999
                                                -----------------   -------------------   -----------------   -------------------
From operations:
  Net investment income (loss)................     $   (65,628)         $   176,735          $   (15,093)         $   (45,742)
  Net realized gain (loss) on investments.....         493,792               38,860              174,017              215,918
  Net change in unrealized appreciation
    (depreciation) of investments.............       8,768,576            1,804,653            8,496,301            5,002,880
                                                   -----------          -----------          -----------          -----------
Net increase (decrease) in net assets
  resulting from operations...................       9,196,740            2,020,248            8,655,225            5,173,056
                                                   -----------          -----------          -----------          -----------
From unit transactions:
  Net proceeds from the issuance of units.....      26,709,744           19,947,065           30,469,798           20,188,770
  Net asset value of units redeemed or used to
    meet contract obligations.................        (962,351)            (690,271)          (1,014,144)            (663,807)
                                                   -----------          -----------          -----------          -----------
Net increase from unit transactions...........      25,747,393           19,256,794           29,455,654           19,524,963
                                                   -----------          -----------          -----------          -----------
Net increase in net assets....................      34,944,133           21,277,042           38,110,879           24,698,019
Net assets beginning of period................               0                    0                    0                    0
                                                   -----------          -----------          -----------          -----------
Net assets end of period*.....................     $34,944,133          $21,277,042          $38,110,879          $24,698,019
                                                   ===========          ===========          ===========          ===========
Unit transactions:
Units outstanding beginning of period.........               0                    0                    0                    0
Units issued during the period................       2,227,213            2,004,157            3,052,727            1,833,953
Units redeemed during the period..............         (73,383)             (70,175)             (97,241)             (58,936)
                                                   -----------          -----------          -----------          -----------
Units outstanding end of period...............       2,153,830            1,933,982            2,955,486            1,775,017
                                                   ===========          ===========          ===========          ===========

---------------
 * Includes undistributed net investment
   income (loss) of:                               $   (65,628)         $   176,735          $   (15,093)         $   (45,742)
                                                   ===========          ===========          ===========          ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series Fund (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the period ended December 31, 1999 were as follows:

                                                         COST OF SHARES     PROCEEDS FROM
            MONY CUSTOM MASTER SUBACCOUNTS                  ACQUIRED       SHARES REDEEMED
            ------------------------------               ---------------   ---------------
MONY Series Fund, Inc.
----------------------
Intermediate Term Bond Portfolio.......................   $ 10,952,115       $ 2,185,748
Long Term Bond Portfolio...............................     16,932,328         4,114,199
Government Securities Portfolio........................     17,089,687         2,936,059
Money Market Portfolio.................................    153,910,849        76,060,106
Enterprise Accumulation Trust
Equity Portfolio.......................................     30,540,099         7,293,275
Small Company Value Portfolio..........................     47,031,134         6,451,151
Managed Portfolio......................................    149,599,187        28,943,951
International Growth Portfolio.........................     14,898,543         3,152,059
High Yield Bond Portfolio..............................     18,216,612         3,153,321
Growth Portfolio.......................................    229,613,909        37,373,953
Growth and Income Portfolio............................     90,701,959        10,523,582
Small Company Growth Portfolio.........................     18,158,671         2,043,402
Equity Income Portfolio................................     31,004,297         4,417,915
Capital Appreciation Portfolio.........................     26,744,870         5,038,134
Multi-Cap Growth Portfolio.............................     38,964,748         1,798,740
Balanced Portfolio.....................................      9,794,655           666,559
Dreyfus
Dreyfus Stock Index Fund...............................     44,372,739         2,917,288
The Dreyfus Socially Responsible Growth Fund, Inc. ....      5,828,410           413,532
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio...................................     20,407,138         1,124,739
VIP II Contrafund Portfolio............................     24,933,110         1,912,291
VIP III Growth Opportunities Portfolio.................      9,412,703           716,593

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                         COST OF SHARES     PROCEEDS FROM
            MONY CUSTOM MASTER SUBACCOUNTS                  ACQUIRED       SHARES REDEEMED
            ------------------------------               ---------------   ---------------
Janus Aspen Series Fund
Aggressive Growth Portfolio............................   $ 27,260,606       $ 1,562,203
Balanced Portfolio.....................................     20,266,846         1,045,214
Capital Appreciation Portfolio.........................     30,857,519         1,466,044
Worldwide Growth Portfolio.............................     20,764,907         1,274,101

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Custom Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Master's Subaccounts of MONY America Variable Account A at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                        MONYMASTER
                            ------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.
                            ------------------------------------------------------------------
                              EQUITY       EQUITY     INTERMEDIATE    LONG TERM
                              GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED
                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            ----------   ----------   ------------   -----------   -----------
ASSETS
Shares held in respective
  Funds...................      9,627        3,396        874,952      1,386,135        5,536
                             ========    =========     ==========    ===========    =========
Investments at cost.......   $360,613    $  87,175     $9,655,238    $18,481,015    $  95,257
                             ========    =========     ==========    ===========    =========
Investments in respective
  Funds, at net asset
  value...................   $468,367    $  79,529     $9,466,976    $17,077,184    $ 126,930
Amount due from MONY......          0            0              0          1,617            0
Amount due from respective
  Funds...................         13            0             10         53,439           10
                             --------    ---------     ----------    -----------    ---------
         Total assets.....    468,380       79,529      9,466,986     17,132,240      126,940
                             --------    ---------     ----------    -----------    ---------
LIABILITIES
Amount due to MONY........        274           43          5,161         62,899           78
Amount due to respective
  Funds...................          0            0              0          1,617            0
                             --------    ---------     ----------    -----------    ---------
         Total
           liabilities....        274           43          5,161         64,516           78
                             --------    ---------     ----------    -----------    ---------
Net assets................   $468,106    $  79,486     $9,461,825    $17,067,724    $ 126,862
                             ========    =========     ==========    ===========    =========
Net assets consist of:
  Contractholders' net
    payments..............   $ 16,669    $(304,449)    $7,063,502    $12,987,684    $(172,655)
  Undistributed net
    investment income.....    120,112      186,278      2,225,893      4,229,570      142,379
  Accumulated net realized
    gain on investments...    223,571      205,303        360,692      1,254,301      125,465
  Net unrealized
    appreciation
    (depreciation) of
    investments...........    107,754       (7,646)      (188,262)    (1,403,831)      31,673
                             --------    ---------     ----------    -----------    ---------
Net assets................   $468,106    $  79,486     $9,461,825    $17,067,724    $ 126,862
                             ========    =========     ==========    ===========    =========
Number of units
  outstanding*............      6,920        1,805        497,345        748,499        2,750
                             --------    ---------     ----------    -----------    ---------
Net asset value per unit
  outstanding*............   $  67.64    $   44.04     $    19.02    $     22.80    $   46.13
                             ========    =========     ==========    ===========    =========

                                   MONYMASTER          VALUEMASTER
                            ------------------------   -----------
                                    MONY SERIES FUND, INC.
                            --------------------------------------
                               MONEY      GOVERNMENT      MONEY
                              MARKET      SECURITIES     MARKET
                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                            -----------   ----------   -----------
ASSETS
Shares held in respective
  Funds...................   37,539,256     638,667      629,227
                            ===========   ==========    ========
Investments at cost.......  $37,539,256   $7,004,642    $629,227
                            ===========   ==========    ========
Investments in respective
  Funds, at net asset
  value...................  $37,539,256   $6,967,857    $629,227
Amount due from MONY......       24,819       1,500            0
Amount due from respective
  Funds...................          796      47,049            0
                            -----------   ----------    --------
         Total assets.....   37,564,871   7,016,406      629,227
                            -----------   ----------    --------
LIABILITIES
Amount due to MONY........       21,454      50,832          337
Amount due to respective
  Funds...................       24,819       1,500            0
                            -----------   ----------    --------
         Total
           liabilities....       46,273      52,332          337
                            -----------   ----------    --------
Net assets................  $37,518,598   $6,964,074    $628,890
                            ===========   ==========    ========
Net assets consist of:
  Contractholders' net
    payments..............  $31,983,494   $6,547,567    $535,171
  Undistributed net
    investment income.....    5,535,104     266,058       93,719
  Accumulated net realized
    gain on investments...            0     187,234            0
  Net unrealized
    appreciation
    (depreciation) of
    investments...........            0     (36,785)           0
                            -----------   ----------    --------
Net assets................  $37,518,598   $6,964,074    $628,890
                            ===========   ==========    ========
Number of units
  outstanding*............    2,301,392     560,120       42,281
                            -----------   ----------    --------
Net asset value per unit
  outstanding*............  $     16.30   $   12.43     $  14.87
                            ===========   ==========    ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                               VALUEMASTER
                                                          -----------------------------------------------------
                                                                         OCC ACCUMULATION TRUST
                                                          -----------------------------------------------------
                                                          US GOVERNMENT
                                                              BOND          EQUITY     SMALL CAP      MANAGED
                                                          SUBACCOUNT**    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          -------------   ----------   ----------   -----------
ASSETS
Shares held in respective Funds.........................      31,959         15,553        7,819        131,435
                                                            ========       ========     ========    ===========
Investments at cost.....................................    $335,216       $506,963     $180,698    $ 5,318,824
                                                            ========       ========     ========    ===========
Investments in respective Funds, at net asset value.....    $319,588       $584,171     $176,074    $ 5,737,153
                                                            --------       --------     --------    -----------
          Total assets..................................     319,588        584,171      176,074      5,737,153
                                                            --------       --------     --------    -----------
LIABILITIES
Amount due to MONY......................................         183            314           93          3,064
                                                            --------       --------     --------    -----------
          Total liabilities.............................         183            314           93          3,064
                                                            --------       --------     --------    -----------
Net assets..............................................    $319,405       $583,857     $175,981    $ 5,734,089
                                                            ========       ========     ========    ===========
Net assets consist of:
     Contractholders' net payments......................    $165,339       $303,580     $ 25,996    $(2,778,515)
     Undistributed net investment income................     172,435         54,247       31,497      1,030,614
     Accumulated net realized gain (loss) on
       investments......................................      (2,741)       148,822      123,112      7,063,661
     Net unrealized appreciation (depreciation) of
       investments......................................     (15,628)        77,208       (4,624)       418,329
                                                            --------       --------     --------    -----------
Net assets..............................................    $319,405       $583,857     $175,981    $ 5,734,089
                                                            ========       ========     ========    ===========
Number of units outstanding*............................      17,988         12,729        5,839        102,350
                                                            --------       --------     --------    -----------
Net asset value per unit outstanding*...................    $  17.76       $  45.87     $  30.14    $     56.02
                                                            ========       ========     ========    ===========

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Bond subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                        MONYMASTER
                                        ---------------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------------
                                                       SMALL COMPANY                   INTERNATIONAL    HIGH YIELD
                                           EQUITY          VALUE          MANAGED         GROWTH           BOND
                                         SUBACCOUNT    SUBACCOUNT**     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                        ------------   -------------   -------------   -------------   ------------
ASSETS
Shares held in respective Funds.......     2,042,870      1,860,500        8,386,425      1,844,980       2,218,894
                                        ============   ============    =============    ===========    ============
Investments at cost...................  $ 71,583,209   $ 51,086,991    $ 321,919,897    $12,568,613    $ 12,200,151
                                        ============   ============    =============    ===========    ============
Investments in respective Funds, at
  net asset value.....................  $ 78,895,663   $ 58,512,726    $ 304,427,227    $17,139,863    $ 11,227,603
Amount due from MONY..................         1,142          4,715           10,546            618               0
Amount due from respective Funds......        76,785          2,237          274,400         32,948              26
                                        ------------   ------------    -------------    -----------    ------------
          Total assets................    78,973,590     58,519,678      304,712,173     17,173,429      11,227,629
                                        ------------   ------------    -------------    -----------    ------------
LIABILITIES
Amount due to MONY....................       118,578         33,171          439,501         41,753           6,143
Amount due to respective Funds........         1,142          4,715           10,546            618               0
                                        ------------   ------------    -------------    -----------    ------------
          Total liabilities...........       119,720         37,886          450,047         42,371           6,143
                                        ------------   ------------    -------------    -----------    ------------
Net assets............................  $ 78,853,870   $ 58,481,792    $ 304,262,126    $17,131,058    $ 11,221,486
                                        ============   ============    =============    ===========    ============
Net assets consist of:
     Contractholders' net payments....  $ 41,375,653   $ 29,890,728    $ 120,073,616    $10,611,917    $  9,941,095
     Undistributed net investment
       income.........................    10,393,746     10,230,927       92,257,248        800,928       2,326,679
     Accumulated net realized gain
       (loss) on investments..........    19,772,017     10,934,402      109,423,932      1,146,963         (73,740)
     Net unrealized appreciation
       (depreciation) of
       investments....................     7,312,454      7,425,735      (17,492,670)     4,571,250        (972,548)
                                        ------------   ------------    -------------    -----------    ------------
Net assets............................  $ 78,853,870   $ 58,481,792    $ 304,262,126    $17,131,058    $ 11,221,486
                                        ============   ============    =============    ===========    ============
Number of units outstanding*..........     1,543,174      1,169,875        5,016,713        828,796         740,141
                                        ------------   ------------    -------------    -----------    ------------
Net asset value per unit
  outstanding*........................  $      51.10   $      49.99    $       60.65    $     20.67    $      15.16
                                        ============   ============    =============    ===========    ============

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                        MONYMASTER
                            ------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.
                            ------------------------------------------------------------------
                              EQUITY       EQUITY     INTERMEDIATE    LONG TERM
                              GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED
                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                            ----------   ----------   ------------   -----------   -----------
Dividend income...........   $ 35,896    $  13,767     $ 484,498     $ 1,157,704     $13,116
Mortality and expense risk
  charges.................     (5,434)      (1,757)     (126,394)       (241,942)     (1,381)
                             --------    ---------     ---------     -----------     -------
Net investment income.....     30,462       12,010       358,104         915,762      11,735
                             --------    ---------     ---------     -----------     -------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain on
    investments...........    107,922      104,552       116,482         384,100         331
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...........     (5,640)    (100,952)     (576,482)     (3,083,919)     16,423
                             --------    ---------     ---------     -----------     -------
Net realized and
  unrealized gain (loss)
  on investments..........    102,282        3,600      (460,000)     (2,699,819)     16,754
                             --------    ---------     ---------     -----------     -------
Net increase (decrease) in
  net assets resulting
  from operations.........   $132,744    $  15,610     $(101,896)    $(1,784,057)    $28,489
                             ========    =========     =========     ===========     =======

                                   MONYMASTER          VALUEMASTER
                            ------------------------   -----------
                                    MONY SERIES FUND, INC.
                            --------------------------------------
                               MONEY      GOVERNMENT      MONEY
                              MARKET      SECURITIES     MARKET
                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                            -----------   ----------   -----------
Dividend income...........  $ 1,887,246   $ 209,595     $ 32,462
Mortality and expense risk
  charges.................     (485,235)    (88,276)      (8,373)
                            -----------   ---------     --------
Net investment income.....    1,402,011     121,319       24,089
                            -----------   ---------     --------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain on
    investments...........            0      78,631            0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...........            0    (239,316)           0
                            -----------   ---------     --------
Net realized and
  unrealized gain (loss)
  on investments..........            0    (160,685)           0
                            -----------   ---------     --------
Net increase (decrease) in
  net assets resulting
  from operations.........  $ 1,402,011   $ (39,366)    $ 24,089
                            ===========   =========     ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          VALUEMASTER
                                                    --------------------------------------------------------
                                                                     OCC ACCUMULATION TRUST
                                                    --------------------------------------------------------
                                                    US GOVERNMENT
                                                        BOND           EQUITY      SMALL CAP       MANAGED
                                                     SUBACCOUNT*     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    -------------    ----------    ----------    -----------
Dividend income...................................    $ 24,023        $ 31,932      $    877     $   437,887
Mortality and expense risk charges................      (6,320)         (7,345)       (1,770)       (101,696)
                                                      --------        --------      --------     -----------
Net investment income (loss)......................      17,703          24,587          (893)        336,191
                                                      --------        --------      --------     -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments................         559          35,936         9,459       2,658,126
  Net change in unrealized (depreciation) of
     investments..................................     (35,339)        (43,012)      (18,943)     (2,671,142)
                                                      --------        --------      --------     -----------
Net realized and unrealized loss on investments...     (34,780)         (7,076)       (9,484)        (13,016)
                                                      --------        --------      --------     -----------
Net increase (decrease) in net assets resulting
  from operations.................................    $(17,077)       $ 17,511      $(10,377)    $   323,175
                                                      ========        ========      ========     ===========

---------------
* Formerly Bond subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          MONYMASTER
                                            ----------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                            ----------------------------------------------------------------------
                                                         SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                              EQUITY         VALUE         MANAGED         GROWTH          BOND
                                            SUBACCOUNT    SUBACCOUNT*     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            ----------   -------------   ------------   -------------   ----------
Dividend income...........................  $6,270,181    $ 3,763,064    $ 53,588,198    $  356,582     $1,091,134
Mortality and expense risk charges........    (891,914)      (629,237)     (3,844,536)     (146,862)      (140,557)
                                            ----------    -----------    ------------    ----------     ----------
Net investment income.....................   5,378,267      3,133,827      49,743,662       209,720        950,577
                                            ----------    -----------    ------------    ----------     ----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments..........................   3,552,770      3,190,446      16,009,436       442,708       (183,849)
  Net change in unrealized appreciation
     (depreciation) of investments........     868,698      4,047,413     (42,655,482)    4,009,214       (490,239)
                                            ----------    -----------    ------------    ----------     ----------
Net realized and unrealized gain (loss) on
  investments.............................   4,421,468      7,237,859     (26,646,046)    4,451,922       (674,088)
                                            ----------    -----------    ------------    ----------     ----------
Net increase in net assets resulting from
  operations..............................  $9,799,735    $10,371,686    $ 23,097,616    $4,661,642     $  276,489
                                            ==========    ===========    ============    ==========     ==========

---------------
* Formerly Small Cap subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                          MONYMASTER
                              ---------------------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                              ---------------------------------------------------------------------------------------------------
                                 EQUITY GROWTH          EQUITY INCOME        INTERMEDIATE TERM BOND          LONG TERM BOND
                                   SUBACCOUNT             SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                              --------------------   --------------------   -------------------------   -------------------------
                                1999        1998       1999        1998        1999          1998          1999          1998
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
From operations:
  Net investment income.....  $  30,462   $ 40,592   $  12,010   $ 47,069   $   358,104   $   320,184   $   915,762   $   630,153
  Net realized gain on
    investments.............    107,922     30,177     104,552     29,180       116,482       133,811       384,100       507,345
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............     (5,640)    (7,398)   (100,952)   (39,218)     (576,482)       74,736    (3,083,919)      203,832
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
Net increase (decrease) in
  net assets resulting from
  operations................    132,744     63,371      15,610     37,031      (101,896)      528,731    (1,784,057)    1,341,330
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
From unit transactions:
  Net proceeds from the
    issuance of units.......    206,772          0       1,834          0     1,471,051     5,241,941     3,476,254     8,276,703
  Net asset value of units
    redeemed or used to meet
    contract obligations....   (186,160)   (40,219)   (276,501)   (46,377)   (2,698,601)   (2,884,226)   (5,810,457)   (2,329,561)
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
Net increase (decrease) from
  unit transactions.........     20,612    (40,219)   (274,667)   (46,377)   (1,227,550)    2,357,715    (2,334,203)    5,947,142
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
Net increase (decrease) in
  net assets................    153,356     23,152    (259,057)    (9,346)   (1,329,446)    2,886,446    (4,118,260)    7,288,472
Net assets beginning of
  year......................    314,750    291,598     338,543    347,889    10,791,271     7,904,825    21,185,984    13,897,512
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
Net assets end of year*.....  $ 468,106   $314,750   $  79,486   $338,543   $ 9,461,825   $10,791,271   $17,067,724   $21,185,984
                              =========   ========   =========   ========   ===========   ===========   ===========   ===========
Unit transactions:
  Units outstanding
    beginning of year.......      6,343      7,284       8,207      9,384       561,493       436,486       847,628       604,629
  Units issued during the
    year....................      3,758          0          44          0        77,018       277,572       144,706       341,631
  Units redeemed during the
    year....................     (3,181)      (941)     (6,446)    (1,177)     (141,166)     (152,565)     (243,835)      (98,632)
                              ---------   --------   ---------   --------   -----------   -----------   -----------   -----------
Units outstanding end of
  year......................      6,920      6,343       1,805      8,207       497,345       561,493       748,499       847,628
                              =========   ========   =========   ========   ===========   ===========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:       $ 120,112   $ 89,650   $ 186,278   $174,268   $ 2,225,893   $ 1,867,789   $ 4,229,570   $ 3,313,808
                              =========   ========   =========   ========   ===========   ===========   ===========   ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                                       MONYMASTER
                                                     ------------------------------------------------------------------------------
                                                                                 MONY SERIES FUND, INC.
                                                     ------------------------------------------------------------------------------
                                                                                                                 GOVERNMENT
                                                         DIVERSIFIED               MONEY MARKET                  SECURITIES
                                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                                     -------------------   ----------------------------   -------------------------
                                                       1999       1998         1999           1998           1999          1998
                                                     --------   --------   ------------   -------------   -----------   -----------
From operations:
  Net investment income............................  $ 11,735   $ 24,140   $  1,402,011   $   1,275,552   $   121,319   $    93,950
  Net realized gain on investments.................       331     13,977              0               0        78,631        82,016
  Net change in unrealized appreciation
    (depreciation) of investments..................    16,423    (14,958)             0               0      (239,316)       72,464
                                                     --------   --------   ------------   -------------   -----------   -----------
Net increase (decrease) in net assets resulting
  from operations..................................    28,489     23,159      1,402,011       1,275,552       (39,366)      248,430
                                                     --------   --------   ------------   -------------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance of units..........         0          0     50,940,179     142,540,251     1,770,904     4,518,283
  Net asset value of units redeemed or used to meet
    contract obligations...........................      (138)   (62,443)   (63,782,610)   (118,190,820)   (2,037,777)   (1,075,338)
                                                     --------   --------   ------------   -------------   -----------   -----------
Net increase (decrease) from unit transactions.....      (138)   (62,443)   (12,842,431)     24,349,431      (266,873)    3,442,945
                                                     --------   --------   ------------   -------------   -----------   -----------
Net increase (decrease) in net assets..............    28,351    (39,284)   (11,440,420)     25,624,983      (306,239)    3,691,375
Net assets beginning of year.......................    98,511    137,795     48,959,018      23,334,035     7,270,313     3,578,938
                                                     --------   --------   ------------   -------------   -----------   -----------
Net assets end of year*............................  $126,862   $ 98,511   $ 37,518,598   $  48,959,018   $ 6,964,074   $ 7,270,313
                                                     ========   ========   ============   =============   ===========   ===========
Unit transactions:
  Units outstanding beginning of year..............     2,754      4,707      3,114,064       1,543,043       581,295       302,006
  Units issued during the year.....................         0          0      3,184,197       9,230,746       142,397       361,047
  Units redeemed during the year...................        (4)    (1,953)    (3,996,869)     (7,659,725)     (163,572)      (81,758)
                                                     --------   --------   ------------   -------------   -----------   -----------
Units outstanding end of year......................     2,750      2,754      2,301,392       3,114,064       560,120       581,295
                                                     ========   ========   ============   =============   ===========   ===========
---------------
* Includes undistributed net investment income of:   $142,379   $130,644   $  5,535,104   $   4,133,093   $   266,058   $   144,739
                                                     ========   ========   ============   =============   ===========   ===========

                                                           VALUEMASTER
                                                     -----------------------
                                                     MONY SERIES FUND, INC.
                                                     -----------------------
                                                              MONEY
                                                             MARKET
                                                           SUBACCOUNT
                                                     -----------------------
                                                       1999         1998
                                                     ---------   -----------
From operations:
  Net investment income............................  $  24,089   $    17,105
  Net realized gain on investments.................          0             0
  Net change in unrealized appreciation
    (depreciation) of investments..................          0             0
                                                     ---------   -----------
Net increase (decrease) in net assets resulting
  from operations..................................     24,089        17,105
                                                     ---------   -----------
From unit transactions:
  Net proceeds from the issuance of units..........    384,130     1,808,234
  Net asset value of units redeemed or used to meet
    contract obligations...........................   (295,135)   (1,773,805)
                                                     ---------   -----------
Net increase (decrease) from unit transactions.....     88,995        34,429
                                                     ---------   -----------
Net increase (decrease) in net assets..............    113,084        51,534
Net assets beginning of year.......................    515,806       464,272
                                                     ---------   -----------
Net assets end of year*............................  $ 628,890   $   515,806
                                                     =========   ===========
Unit transactions:
  Units outstanding beginning of year..............     35,959        33,429
  Units issued during the year.....................     26,534       126,735
  Units redeemed during the year...................    (20,212)     (124,205)
                                                     ---------   -----------
Units outstanding end of year......................     42,281        35,959
                                                     =========   ===========
---------------
* Includes undistributed net investment income of:   $  93,719   $    69,630
                                                     =========   ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                            VALUEMASTER
                                   ----------------------------------------------------------------------------------------------
                                                                       OCC ACCUMULATION TRUST
                                   ----------------------------------------------------------------------------------------------
                                      US GOVERNMENT
                                           BOND                  EQUITY               SMALL CAP                  MANAGED
                                       SUBACCOUNT**            SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                   --------------------   --------------------   --------------------   -------------------------
                                     1999        1998       1999       1998        1999       1998         1999          1998
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
From operations:
  Net investment income..........  $  17,703   $ 31,948   $ 24,587   $  17,635   $   (893)  $   8,730   $   336,191   $   316,824
  Net realized gain on
    investments..................        559      2,987     35,936      65,238      9,459      51,928     2,658,126     2,059,748
  Net change in unrealized
    appreciation (depreciation)
    of investments...............    (35,339)     4,164    (43,012)    (46,441)   (18,943)    (68,424)   (2,671,142)   (1,784,329)
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................    (17,077)    39,099     17,511      36,432    (10,377)     (7,766)      323,175       592,243
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................          0    116,160    296,453      32,150     87,370      33,004       122,889     1,794,905
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (343,372)   (65,871)   (63,427)   (127,289)   (49,636)   (137,264)   (5,141,206)   (4,139,893)
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
Net increase (decrease) from unit
  transactions...................   (343,372)    50,289    233,026     (95,139)    37,734    (104,260)   (5,018,317)   (2,344,988)
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
Net increase (decrease) in net
  assets.........................   (360,449)    89,388    250,537     (58,707)    27,357    (112,026)   (4,695,142)   (1,752,745)
Net assets beginning of year.....    679,854    590,466    333,320     392,027    148,624     260,650    10,429,231    12,181,976
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
Net assets end of year*..........  $ 319,405   $679,854   $583,857   $ 333,320   $175,981   $ 148,624   $ 5,734,089   $10,429,231
                                   =========   ========   ========   =========   ========   =========   ===========   ===========
Unit transactions:
  Units outstanding beginning of
    year.........................     37,207     34,521      7,358       9,563      4,781       7,532       193,049       238,580
  Units issued during the year...          0      6,460      6,757         729      2,780         991         2,295        35,581
  Units redeemed during the
    year.........................    (19,219)    (3,774)    (1,386)     (2,934)    (1,722)     (3,742)      (92,994)      (81,112)
                                   ---------   --------   --------   ---------   --------   ---------   -----------   -----------
Units outstanding end of year....     17,988     37,207     12,729       7,358      5,839       4,781       102,350       193,049
                                   =========   ========   ========   =========   ========   =========   ===========   ===========
---------------
 * Includes undistributed net
  investment income of:            $ 172,435   $154,732   $ 54,247   $  29,660   $ 31,497   $  32,390   $ 1,030,614   $   694,423
                                   =========   ========   ========   =========   ========   =========   ===========   ===========
** Formerly Bond subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                           MONYMASTER
                                     --------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------------------------
                                                                         SMALL COMPANY
                                               EQUITY                        VALUE                        MANAGED
                                             SUBACCOUNT                   SUBACCOUNT**                  SUBACCOUNT
                                     ---------------------------   --------------------------   ---------------------------
                                         1999           1998          1999           1998           1999           1998
                                     ------------   ------------   -----------   ------------   ------------   ------------
From operations:
 Net investment income.............  $  5,378,267   $  2,200,379   $ 3,133,827   $  2,192,556   $ 49,743,662   $ 19,750,547
 Net realized gain (loss) on
   investments.....................     3,552,770      7,916,403     3,190,446      4,722,353     16,009,436     44,737,325
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................       868,698     (5,669,218)    4,047,413     (4,325,400)   (42,655,482)   (48,532,620)
                                     ------------   ------------   -----------   ------------   ------------   ------------
Net increase in net assets
 resulting from operations.........     9,799,735      4,447,564    10,371,686      2,589,509     23,097,616     15,955,252
                                     ------------   ------------   -----------   ------------   ------------   ------------
From unit transactions:
 Net proceeds from the issuance of
   units...........................    13,856,287     22,879,320    11,605,527     14,502,302     36,825,341     83,188,883
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................   (12,407,631)   (18,619,183)   (7,866,461)   (12,018,701)   (57,532,194)   (94,338,742)
                                     ------------   ------------   -----------   ------------   ------------   ------------
Net increase (decrease) from unit
 transactions......................     1,448,656      4,260,137     3,739,066      2,483,601    (20,706,853)   (11,149,859)
                                     ------------   ------------   -----------   ------------   ------------   ------------
Net increase in net assets.........    11,248,391      8,707,701    14,110,752      5,073,110      2,390,763      4,805,393
Net assets beginning of year.......    67,605,479     58,897,778    44,371,040     39,297,930    301,871,363    297,065,970
                                     ------------   ------------   -----------   ------------   ------------   ------------
Net assets end of year*............  $ 78,853,870   $ 67,605,479   $58,481,792   $ 44,371,040   $304,262,126   $301,871,363
                                     ============   ============   ===========   ============   ============   ============
Unit transactions:
 Units outstanding beginning of
   year............................     1,510,836      1,428,789     1,087,406      1,042,727      5,369,272      5,633,476
 Units issued during the year......       303,593        526,017       258,364        373,071        638,433      1,521,008
 Units redeemed during the year....      (271,255)      (443,970)     (175,895)      (328,392)      (990,992)    (1,785,212)
                                     ------------   ------------   -----------   ------------   ------------   ------------
Units outstanding end of year......     1,543,174      1,510,836     1,169,875      1,087,406      5,016,713      5,369,272
                                     ============   ============   ===========   ============   ============   ============
---------------
 * Includes undistributed net
 investment income of:               $ 10,393,746   $  5,015,479   $10,230,927   $  7,097,100   $ 92,257,248   $ 42,513,586
                                     ============   ============   ===========   ============   ============   ============
** Formerly Bond subaccount

                                                          MONYMASTER
                                     -----------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                     -----------------------------------------------------
                                           INTERNATIONAL                HIGH YIELD
                                              GROWTH                       BOND
                                            SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------
                                        1999          1998          1999          1998
                                     -----------   -----------   -----------   -----------
From operations:
 Net investment income.............  $   209,720   $   381,003   $   950,577   $   799,222
 Net realized gain (loss) on
   investments.....................      442,708       277,852      (183,849)       47,477
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................    4,009,214       405,104      (490,239)     (710,908)
                                     -----------   -----------   -----------   -----------
Net increase in net assets
 resulting from operations.........    4,661,642     1,063,959       276,489       135,791
                                     -----------   -----------   -----------   -----------
From unit transactions:
 Net proceeds from the issuance of
   units...........................    3,713,963     2,826,722     2,472,349     5,348,741
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................   (1,718,123)   (2,036,923)   (2,351,035)   (1,925,911)
                                     -----------   -----------   -----------   -----------
Net increase (decrease) from unit
 transactions......................    1,995,840       789,799       121,314     3,422,830
                                     -----------   -----------   -----------   -----------
Net increase in net assets.........    6,657,482     1,853,758       397,803     3,558,621
Net assets beginning of year.......   10,473,576     8,619,818    10,823,683     7,265,062
                                     -----------   -----------   -----------   -----------
Net assets end of year*............  $17,131,058   $10,473,576   $11,221,486   $10,823,683
                                     ===========   ===========   ===========   ===========
Unit transactions:
 Units outstanding beginning of
   year............................      711,551       664,152       732,343       502,892
 Units issued during the year......      227,458       200,326       165,209       363,458
 Units redeemed during the year....     (110,213)     (152,927)     (157,411)     (134,007)
                                     -----------   -----------   -----------   -----------
Units outstanding end of year......      828,796       711,551       740,141       732,343
                                     ===========   ===========   ===========   ===========
---------------
 * Includes undistributed net
 investment income of:               $   800,928   $   591,208   $ 2,326,679   $ 1,376,102
                                     ===========   ===========   ===========   ===========
** Formerly Bond subaccount

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. MONY Custom Master insurance policies have not been issued as of December 31, 1999.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operations from 1990 to 1994 and the subaccounts of ValueMaster commenced operations in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund, Inc. Money Market Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividend income includes distributions of net investment income and net realized gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholder. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for 1999 was $303,283.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 % of average daily net assets of each of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 1999 were as follows:

                                                                  COST OF        PROCEEDS FROM
MONYMASTER SUBACCOUNTS                                        SHARES ACQUIRED   SHARES REDEEMED
----------------------                                        ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.....................................    $   206,413       $   190,975
Equity Income Portfolio.....................................          1,835           278,215
Intermediate Term Bond Portfolio............................      1,730,520         3,079,313
Long Term Bond Portfolio....................................      3,777,944         6,349,630
Diversified Portfolio.......................................              0             1,450
Money Market Portfolio......................................     55,587,893        68,894,901
Government Securities Portfolio.............................      1,976,744         2,328,110

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                                                                  COST OF        PROCEEDS FROM
MONYMASTER SUBACCOUNTS                                        SHARES ACQUIRED   SHARES REDEEMED
----------------------                                        ---------------   ---------------
Enterprise Accumulation Trust
Equity Portfolio............................................    $14,607,228       $14,008,693
Small Company Value Portfolio...............................     12,485,789         9,345,026
Managed Portfolio...........................................     40,127,025        64,513,313
International Growth Portfolio..............................      3,947,896         2,090,113
High Yield Bond Portfolio...................................      2,834,390         2,847,516

VALUEMASTER SUBACCOUNTS
------------------------------------------------------------

MONY Series Fund, Inc.
Money Market Portfolio......................................        384,666           303,707
OCC Accumulation Trust
US Government Bond Portfolio................................          5,000           354,509
Equity Portfolio............................................        296,453            70,458
Small Cap Portfolio.........................................         87,370            51,313
Managed Portfolio...........................................        659,483         5,776,432

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account A -- MONYMaster and ValueMaster:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONYMaster's and ValueMaster's Subaccounts of MONY Variable Account A at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               --------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                               --------------------------------------------------------
                                                  MONEY       INTERMEDIATE     LONG TERM     GOVERNMENT
                                                 MARKET        TERM BOND         BOND        SECURITIES
                                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               -----------    ------------    -----------    ----------
                   ASSETS
Shares held in respective Funds..............   19,217,889        75,698        1,515,220       185,346
                                               ===========      ========      ===========    ==========
Investments at cost..........................  $19,217,889      $842,439      $20,821,825    $2,036,536
                                               ===========      ========      ===========    ==========
Investments in respective Funds at net asset
  value......................................  $19,217,889      $819,054      $18,667,512    $2,022,124
                                               -----------      --------      -----------    ----------
Net assets...................................  $19,217,889      $819,054      $18,667,512    $2,022,124
                                               ===========      ========      ===========    ==========
Net assets consist of:
  Contractholders' net payments..............  $18,810,060      $805,957      $19,859,060    $1,981,267
  Undistributed net investment income........      407,829        43,049        1,037,304        55,001
  Accumulated net realized gain (loss) on
     investments.............................            0        (6,567)         (74,539)          268
  Net unrealized depreciation of
     investments.............................            0       (23,385)      (2,154,313)      (14,412)
                                               -----------      --------      -----------    ----------
Net assets...................................  $19,217,889      $819,054      $18,667,512    $2,022,124
                                               ===========      ========      ===========    ==========
Number of units outstanding*.................    1,712,047        76,605        1,836,729       189,531
                                               -----------      --------      -----------    ----------
Net asset value per unit outstanding*........  $     11.23      $  10.69      $     10.16    $    10.67
                                               ===========      ========      ===========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -------------------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                 -------------------------------------------------------------------------------------
                                              SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                   EQUITY         VALUE        MANAGED        GROWTH          BOND          GROWTH
                                 SUBACCOUNT   SUBACCOUNT**    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ----------   -------------   ----------   -------------   -----------   -------------
            ASSETS
Shares held in respective
  Funds........................      36,615       17,903          9,820        112,260       3,964,354       17,471
                                 ==========     ========       ========     ==========     ===========     ========
Investments at cost............  $1,393,582     $529,915       $400,754     $  780,614     $21,268,818     $137,403
                                 ==========     ========       ========     ==========     ===========     ========
Investments in respective Funds
  at net asset value...........  $1,414,075     $563,045       $356,471     $1,042,897     $20,059,629     $148,504
                                 ----------     --------       --------     ----------     -----------     --------
Net assets.....................  $1,414,075     $563,045       $356,471     $1,042,897     $20,059,629     $148,504
                                 ==========     ========       ========     ==========     ===========     ========
Net assets consist of:
  Contractholders' net
     payments..................  $1,268,810     $465,528       $272,200     $  732,561     $19,730,660     $137,404
  Undistributed net investment
     income....................     111,969       80,067        142,360         38,121       1,609,729            0
  Accumulated net realized gain
     (loss) on investments.....      12,803      (15,680)       (13,806)         9,932         (71,571)          (1)
  Net unrealized appreciation
     (depreciation) of
     investments...............      20,493       33,130        (44,283)       262,283      (1,209,189)      11,101
                                 ----------     --------       --------     ----------     -----------     --------
Net assets.....................  $1,414,075     $563,045       $356,471     $1,042,897     $20,059,629     $148,504
                                 ==========     ========       ========     ==========     ===========     ========
Number of units outstanding*...     102,764       36,787         28,967         70,342       1,769,481       13,697
                                 ----------     --------       --------     ----------     -----------     --------
Net asset value per unit
  outstanding*.................  $    13.76     $  15.31       $  12.31     $    14.83     $     11.34     $  10.84
                                 ==========     ========       ========     ==========     ===========     ========

---------------
 * Units outstanding have been rounded for presentation purposes.

** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       -------------------------------------------------------------------
                                                       DREYFUS VARIABLE INVESTMENT FUND
                                                       --------------------------------         DREYFUS          DREYFUS
                                                         CAPITAL          SMALL COMPANY          STOCK          SOCIALLY
                                                       APPRECIATION           STOCK              INDEX         RESPONSIBLE
                                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                       ------------       -------------       -----------      -----------
                     ASSETS
Shares held in respective Funds.................            44,112            47,339              797,914          2,048
                                                        ==========          ========          ===========        =======
Investments at cost.............................        $1,656,498          $701,730          $27,037,660        $69,387
                                                        ==========          ========          ===========        =======
Investments in respective Funds at net asset
  value.........................................        $1,758,756          $790,084          $30,679,794        $80,009
                                                        ----------          --------          -----------        -------
Net assets......................................        $1,758,756          $790,084          $30,679,794        $80,009
                                                        ==========          ========          ===========        =======
Net assets consist of:
  Contractholders' net payments.................        $1,534,210          $709,345          $26,154,098        $66,631
  Undistributed net investment income...........            20,235             1,046              472,194          2,674
  Accumulated net realized gain (loss) on
    investments.................................           102,053            (8,661)             411,368             82
  Net unrealized appreciation (depreciation) of
    investments.................................           102,258            88,354            3,642,134         10,622
                                                        ----------          --------          -----------        -------
Net assets......................................        $1,758,756          $790,084          $30,679,794        $80,009
                                                        ==========          ========          ===========        =======
Number of units outstanding*....................           118,872            78,184            1,903,421          6,671
                                                        ----------          --------          -----------        -------
Net asset value per unit outstanding*...........        $    14.80          $  10.11          $     16.12        $ 11.99
                                                        ==========          ========          ===========        =======

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                  ---------------------------------------------
                                                        VAN ECK WORLDWIDE INSURANCE TRUST
                                                  ---------------------------------------------
                                                     HARD         WORLDWIDE       WORLDWIDE
                                                    ASSETS           BOND      EMERGING MARKETS
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  ----------      ----------   ----------------
                     ASSETS
Shares held in respective Funds.................       312           4,892           4,943
                                                    ======         =======         =======
Investments at cost.............................    $3,236         $54,199         $51,198
                                                    ======         =======         =======
Investments in respective Funds at net asset
  value.........................................    $3,422         $52,300         $70,493
                                                    ------         -------         -------
Net assets......................................    $3,422         $52,300         $70,493
                                                    ======         =======         =======
Net assets consist of:
  Contractholders' net payments.................    $3,242         $53,038         $47,374
  Undistributed net investment income...........         3           1,150             197
  Accumulated net realized gain (loss) on
    investments.................................        (9)             11           3,627
  Net unrealized appreciation (depreciation) of
    investments.................................       186          (1,899)         19,295
                                                    ------         -------         -------
Net assets......................................    $3,422         $52,300         $70,493
                                                    ======         =======         =======
Number of units outstanding*....................       343           5,105           7,590
                                                    ------         -------         -------
Net asset value per unit outstanding*...........    $ 9.98         $ 10.24         $  9.29
                                                    ======         =======         =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ------------------------------------------------------------------------------
                                                                      T. ROWE PRICE
                                      ------------------------------------------------------------------------------
                                                                                                NEW        PERSONAL
                                        EQUITY       PRIME      INTERNATIONAL    LIMITED      AMERICA      STRATEGY
                                        INCOME      RESERVE         STOCK          TERM        GROWTH      BALANCE
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   -------------   ----------   ----------   ----------
               ASSETS
Shares held in respective Funds.....     38,157      101,603         7,254           200        13,313        6,335
                                       ========     ========      ========        ======      ========     ========
Investments at cost.................   $764,536     $101,603      $110,897        $  998      $337,210     $101,715
                                       ========     ========      ========        ======      ========     ========
Investments in respective Funds at
  net asset value...................   $714,690     $101,603      $138,122        $  960      $348,533     $101,364
                                       --------     --------      --------        ------      --------     --------
Net assets..........................   $714,690     $101,603      $138,122        $  960      $348,533     $101,364
                                       ========     ========      ========        ======      ========     ========
Net assets consist of:
  Contractholders' net payments.....   $722,276     $ 97,426      $107,061        $  955      $309,437     $ 81,016
  Undistributed net investment
     income.........................     39,134        4,177         2,296            45        20,704       15,470
  Accumulated net realized gain
     (loss) on investments..........      3,126            0         1,540            (2)        7,069        5,229
  Net unrealized appreciation
     (depreciation) of
     investments....................    (49,846)           0        27,225           (38)       11,323         (351)
                                       --------     --------      --------        ------      --------     --------
Net assets..........................   $714,690     $101,603      $138,122        $  960      $348,533     $101,364
                                       ========     ========      ========        ======      ========     ========
Number of units outstanding*........     67,719        9,723         9,827            95        27,453        8,978
                                       --------     --------      --------        ------      --------     --------
Net asset value per unit
  outstanding*......................   $  10.55     $  10.45      $  14.06        $10.06      $  12.70     $  11.29
                                       ========     ========      ========        ======      ========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                            -------------------------------------------------
                                                               FIDELITY VARIABLE
                                                                   INSURANCE
                                                                PRODUCTS FUNDS          JANUS ASPEN SERIES
                                                            -----------------------   -----------------------
                                                               VIP         VIP II     AGGRESSIVE    FLEXIBLE
                                                              GROWTH       CONTRA       GROWTH       INCOME
                                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                            ----------   ----------   ----------   ----------
                          ASSETS
Shares held in respective Funds...........................      3,450       1,334         4,235       1,130
                                                             ========     =======      ========     =======
Investments at cost.......................................   $180,799     $36,926      $228,303     $13,328
                                                             ========     =======      ========     =======
Investments in respective Funds at net asset value........   $189,528     $38,896      $252,782     $12,903
                                                             --------     -------      --------     -------
Net assets................................................   $189,528     $38,896      $252,782     $12,903
                                                             ========     =======      ========     =======
Net assets consist of:
  Contractholders' net payments...........................   $180,773     $36,926      $228,301     $12,891
  Undistributed net investment income.....................          0           0             0         437
  Accumulated net realized gain on investments............         26           0             2           0
  Net unrealized appreciation (depreciation) of
    investments...........................................      8,729       1,970        24,479        (425)
                                                             --------     -------      --------     -------
Net assets................................................   $189,528     $38,896      $252,782     $12,903
                                                             ========     =======      ========     =======
Number of units outstanding*..............................     16,127       3,667        22,352       1,289
                                                             --------     -------      --------     -------
Net asset value per unit outstanding*.....................   $  11.75     $ 10.61      $  11.31     $ 10.01
                                                             ========     =======      ========     =======

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                            --------------------------------------------------
                                                                                            MORGAN STANLEY
                                                                                              DEAN WITTER
                                                                JANUS ASPEN SERIES       UNIVERSAL FUNDS, INC.
                                                            --------------------------   ---------------------
                                                            INTERNATIONAL   WORLDWIDE           EQUITY
                                                               GROWTH         GROWTH            GROWTH
                                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                            -------------   ----------   ---------------------
                          ASSETS
Shares held in respective Funds...........................        100           2,465             6,436
                                                               ======        ========          ========
Investments at cost.......................................     $3,358        $110,722          $125,808
                                                               ======        ========          ========
Investments in respective Funds at net asset value........     $3,851        $117,722          $130,712
                                                               ------        --------          --------
Net assets................................................     $3,851        $117,722          $130,712
                                                               ======        ========          ========
Net assets consist of:
  Contractholders' net payments...........................     $3,358        $110,713          $121,569
  Undistributed net investment income.....................          0               0             4,239
  Accumulated net realized gain on investments............          0               9                 0
  Net unrealized appreciation (depreciation) of
    investments...........................................        493           7,000             4,904
                                                               ------        --------          --------
Net assets................................................     $3,851        $117,722          $130,712
                                                               ======        ========          ========
Number of units outstanding*..............................        317          10,224            12,171
                                                               ------        --------          --------
Net asset value per unit outstanding*.....................     $12.15        $  11.51          $  10.74
                                                               ======        ========          ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                        ----------------------------------------------------
                                                          MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND       SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------   ------------   -----------   ----------
Dividend and net investment income....................   $345,020      $ 35,406     $ 1,028,956    $ 36,509
                                                         --------      --------     -----------    --------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................          0        (6,511)        (74,609)       (267)
  Net change in unrealized appreciation (depreciation)
     of investments...................................          0       (28,840)     (2,165,463)    (27,741)
                                                         --------      --------     -----------    --------
Net realized and unrealized loss on investments.......          0       (35,351)     (2,240,072)    (28,008)
                                                         --------      --------     -----------    --------
Net increase (decrease) in net assets resulting from
  operations..........................................   $345,020      $     55     $(1,211,116)   $  8,501
                                                         ========      ========     ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -----------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 -----------------------------------------------------------------------------------------------
                                                SMALL COMPANY                  INTERNATIONAL    HIGH YIELD      SMALL COMPANY
                                    EQUITY          VALUE         MANAGED         GROWTH           BOND             GROWTH
                                  SUBACCOUNT    SUBACCOUNT**     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                 ------------   -------------   ------------   -------------   ------------   ------------------
                                 FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                    ENDED           ENDED          ENDED           ENDED          ENDED       DECEMBER 8, 1999*
                                 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,        THROUGH
                                     1999           1999            1999           1999            1999       DECEMBER 31, 1999
                                 ------------   -------------   ------------   -------------   ------------   ------------------
Dividend and net investment
  income.......................    $110,007       $ 35,776        $ 56,019       $ 23,845      $ 1,578,167         $     0
                                   --------       --------        --------       --------      -----------         -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................       6,521        (17,101)        (14,912)         9,678          (71,226)             (1)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............      20,255         57,257          29,662        259,460       (1,182,329)         11,101
                                   --------       --------        --------       --------      -----------         -------
Net realized and unrealized
  gain (loss) on investments...      26,776         40,156          14,750        269,138       (1,253,555)         11,100
                                   --------       --------        --------       --------      -----------         -------
Net increase in net assets
  resulting from operations....    $136,783       $ 75,932        $ 70,769       $292,983      $   324,612         $11,100
                                   ========       ========        ========       ========      ===========         =======

---------------
 * Commencement of operations.

** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         --------------------------------------------------------------------------
                                         DREYFUS VARIABLE INVESTMENT FUND
                                         ---------------------------------                           DREYFUS
                                                                                  DREYFUS            SOCIALLY
                                            CAPITAL         SMALL COMPANY          STOCK           RESPONSIBLE
                                         APPRECIATION           STOCK              INDEX            SUBACCOUNT
                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT    --------------------
                                         -------------      --------------      ------------      FOR THE PERIOD
                                         FOR THE YEAR        FOR THE YEAR       FOR THE YEAR   SEPTEMBER 30, 1999*
                                             ENDED              ENDED              ENDED             THROUGH
                                         DECEMBER 31,        DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                             1999                1999               1999               1999
                                         -------------      --------------      ------------   --------------------
Dividend and net investment
  income...........................        $ 16,245            $     0           $  432,056          $ 2,674
                                           --------            -------           ----------          -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................         100,007             (7,540)             386,134               82
  Net change in unrealized
    appreciation (depreciation) of
    investments....................          35,110             82,425            3,009,797           10,622
                                           --------            -------           ----------          -------
Net realized and unrealized gain
  (loss) on investments............         135,117             74,885            3,395,931           10,704
                                           --------            -------           ----------          -------
Net increase (decrease) in net
  assets resulting from
  operations.......................        $151,362            $74,885           $3,827,987          $13,378
                                           ========            =======           ==========          =======

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------
                                            VAN ECK WORLDWIDE INSURANCE TRUST
                                     -----------------------------------------------

                                         HARD         WORLDWIDE        WORLDWIDE
                                        ASSETS          BOND        EMERGING MARKETS
                                      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                     ------------   -------------   ----------------
                                     FOR THE YEAR   FOR THE YEAR      FOR THE YEAR
                                        ENDED           ENDED            ENDED
                                     DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                         1999           1999              1999
                                     ------------   -------------   ----------------
Dividend and net investment
  income...........................      $  3          $ 1,150          $     0
                                         ----          -------          -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................        (4)             (19)           8,133
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       211           (3,363)          24,877
                                         ----          -------          -------
Net realized and unrealized gain
  (loss) on investments............       207           (3,382)          33,010
                                         ----          -------          -------
Net increase (decrease) in net
  assets resulting from
  operations.......................      $210          $(2,232)         $33,010
                                         ====          =======          =======

---------------

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------------------------
                                                                            T. ROWE PRICE
                                    ---------------------------------------------------------------------------------------------
                                       EQUITY         PRIME       INTERNATIONAL   LIMITED TERM   NEW AMERICA    PERSONAL STRATEGY
                                       INCOME        RESERVE          STOCK           BOND          GROWTH           BALANCE
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                    ------------   ------------   -------------   ------------   ------------   -----------------
                                                     FOR THE                        FOR THE
                                                      PERIOD                         PERIOD
                                                   FEBRUARY 1,                    FEBRUARY 1,
                                    FOR THE YEAR      1999*       FOR THE YEAR       1999*       FOR THE YEAR     FOR THE YEAR
                                       ENDED         THROUGH          ENDED         THROUGH         ENDED             ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                        1999           1999           1999            1999           1999             1999
                                    ------------   ------------   -------------   ------------   ------------   -----------------
Dividend and net investment
  income..........................    $ 37,491        $4,177         $ 2,061          $ 45         $19,751           $15,098
                                      --------        ------         -------          ----         -------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................       3,114             0           1,541            (2)          7,059             5,226
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     (48,742)            0          26,668           (38)          7,101              (278)
                                      --------        ------         -------          ----         -------           -------
Net realized and unrealized gain
  (loss)
  on investments..................     (45,628)            0          28,209           (40)         14,160             4,948
                                      --------        ------         -------          ----         -------           -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ (8,137)       $4,177         $30,270          $  5         $33,911           $20,046
                                      ========        ======         =======          ====         =======           =======

---------------

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 ---------------------------------------------------------

                                                 FIDELITY VARIABLE INSURANCE
                                                       PRODUCTS FUNDS              JANUS ASPEN SERIES
                                                 ---------------------------   ---------------------------
                                                     VIP           VIP II       AGGRESSIVE      FLEXIBLE
                                                    GROWTH         CONTRA         GROWTH         INCOME
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ------------   ------------   ------------   ------------
                                                   FOR THE        FOR THE        FOR THE        FOR THE
                                                    PERIOD         PERIOD         PERIOD         PERIOD
                                                 NOVEMBER 2,    DECEMBER 8,    DECEMBER 8,    DECEMBER 27,
                                                    1999*          1999*          1999*          1999*
                                                   THROUGH        THROUGH        THROUGH        THROUGH
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     1999           1999           1999           1999
                                                 ------------   ------------   ------------   ------------
Dividend and net investment income............      $    0         $    0        $     0         $ 437
                                                    ------         ------        -------         -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments............          26              0              2             0
  Net change in unrealized appreciation
    (depreciation) of investments.............       8,729          1,970         24,479          (425)
                                                    ------         ------        -------         -----
Net realized and unrealized gain (loss) on
  investments.................................       8,755          1,970         24,481          (425)
                                                    ------         ------        -------         -----
Net increase in net assets resulting from
  operations..................................      $8,755         $1,970        $24,481         $  12
                                                    ======         ======        =======         =====

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ----------------------------------------------------
                                                                                  MORGAN STANLEY
                                                                                    DEAN WITTER
                                                     JANUS ASPEN SERIES        UNIVERSAL FUNDS, INC.
                                                ----------------------------   ---------------------
                                                INTERNATIONAL    WORLDWIDE            EQUITY
                                                   GROWTH          GROWTH             GROWTH
                                                 SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                -------------   ------------   ---------------------
                                                   FOR THE        FOR THE             FOR THE
                                                   PERIOD          PERIOD             PERIOD
                                                 DECEMBER 2,    DECEMBER 2,         DECEMBER 8,
                                                    1999*          1999*               1999*
                                                   THROUGH        THROUGH             THROUGH
                                                DECEMBER 31,    DECEMBER 31,         DECEMBER
                                                    1999            1999             31, 1999
                                                -------------   ------------   ---------------------
Dividend and net investment income............      $  0           $    0             $4,239
                                                    ----           ------             ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments............         0                9                  0
  Net change in unrealized appreciation
    (depreciation) of investments.............       493            7,000              4,904
                                                    ----           ------             ------
Net realized and unrealized gain (loss) on
  investments.................................       493            7,009              4,904
                                                    ----           ------             ------
Net increase in net assets resulting from
  operations..................................      $493           $7,009             $9,143
                                                    ====           ======             ======

---------------

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                                                           INTERMEDIATE               LONG TERM
                                          MONEY MARKET                       TERM BOND                   BOND
                                           SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   ---------------------------   ---------------------------------   ------------
                                     FOR THE        FOR THE        FOR THE        FOR THE PERIOD       FOR THE
                                    YEAR ENDED     YEAR ENDED     YEAR ENDED    JANUARY 23, 1998**    YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,        THROUGH         DECEMBER 31,
                                       1999           1998           1999       DECEMBER 31, 1998        1999
                                   ------------   ------------   ------------   ------------------   ------------
From operations:
 Net investment income...........  $   345,020    $    49,821     $  35,406          $  7,643        $ 1,028,956
 Net realized gain (loss) on
   investments...................            0              0        (6,511)              (56)           (74,609)
 Net change in unrealized
   appreciation (depreciation) of
   investments...................            0              0       (28,840)            5,455         (2,165,463)
                                   ------------   -----------     ---------          --------        -----------
Net increase (decrease) in net
 assets resulting from
 operations......................      345,020         49,821            55            13,042         (1,211,116)
                                   ------------   -----------     ---------          --------        -----------
From unit transactions:
 Net proceeds from the issuance
   of units......................   77,560,082      6,078,380       696,328           296,772         20,478,061
 Net asset value of units
   redeemed or used to meet
   contract obligations..........  (61,373,092)    (4,286,177)     (181,862)           (5,281)          (936,588)
                                   ------------   -----------     ---------          --------        -----------
Net increase from unit
 transactions....................   16,186,990      1,792,203       514,466           291,491         19,541,473
                                   ------------   -----------     ---------          --------        -----------
Net increase in net assets.......   16,532,010      1,842,024       514,521           304,533         18,330,357
Net assets beginning of period...    2,685,879        843,855       304,533                 0            337,155
                                   ------------   -----------     ---------          --------        -----------
Net assets end of period*........  $19,217,889    $ 2,685,879     $ 819,054          $304,533        $18,667,512
                                   ============   ===========     =========          ========        ===========
Unit transactions:
Units outstanding beginning of
 period..........................      251,238         83,085        28,549                 0             30,651
Units issued during the period...    8,571,435        494,235        65,528            29,060          1,909,822
Units redeemed during the
 period..........................   (7,110,626)      (326,082)      (17,472)             (511)          (103,744)
                                   ------------   -----------     ---------          --------        -----------
Units outstanding end of
 period..........................    1,712,047        251,238        76,605            28,549          1,836,729
                                   ============   ===========     =========          ========        ===========
---------------
 * Includes undistributed net
   investment income of:           $   407,829    $    62,809     $  43,049          $  7,643        $ 1,037,304
                                   ============   ===========     =========          ========        ===========

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                   ------------------------------------------------------
                                       LONG TERM                   GOVERNMENT
                                          BOND                     SECURITIES
                                       SUBACCOUNT                  SUBACCOUNT
                                   ------------------   ---------------------------------
                                     FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                   JANUARY 23, 1998**    YEAR ENDED    FEBRUARY 9, 1998**
                                        THROUGH         DECEMBER 31,        THROUGH
                                   DECEMBER 31, 1998        1999       DECEMBER 31, 1998
                                   ------------------   ------------   ------------------
From operations:
 Net investment income...........       $  8,348         $   36,509         $ 18,492
 Net realized gain (loss) on
   investments...................             70               (267)             535
 Net change in unrealized
   appreciation (depreciation) of
   investments...................         11,150            (27,741)          13,329
                                        --------         ----------         --------
Net increase (decrease) in net
 assets resulting from
 operations......................         19,568              8,501           32,356
                                        --------         ----------         --------
From unit transactions:
 Net proceeds from the issuance
   of units......................        323,690          1,186,866          886,032
 Net asset value of units
   redeemed or used to meet
   contract obligations..........         (6,103)           (49,795)         (41,836)
                                        --------         ----------         --------
Net increase from unit
 transactions....................        317,587          1,137,071          844,196
                                        --------         ----------         --------
Net increase in net assets.......        337,155          1,145,572          876,552
Net assets beginning of period...              0            876,552                0
                                        --------         ----------         --------
Net assets end of period*........       $337,155         $2,022,124         $876,552
                                        ========         ==========         ========
Unit transactions:
Units outstanding beginning of
 period..........................              0             82,700                0
Units issued during the period...         31,230            119,022           86,711
Units redeemed during the
 period..........................           (579)           (12,191)          (4,011)
                                        --------         ----------         --------
Units outstanding end of
 period..........................         30,651            189,531           82,700
                                        ========         ==========         ========
---------------
 * Includes undistributed net
   investment income of:                $  8,348         $   55,001         $ 18,492
                                        ========         ==========         ========

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------------------------------
                                                                      SMALL COMPANY
                                           EQUITY                         VALUE                        MANAGED
                                         SUBACCOUNT                   SUBACCOUNT***                  SUBACCOUNT
                                 ---------------------------   ---------------------------   ---------------------------
                                   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     1999           1998           1999           1998           1999           1998
                                 ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income.........   $  110,007      $  1,531      $  35,776       $ 26,454      $  56,019       $ 67,233
 Net realized gain (loss) on
   investments.................        6,521         6,241        (17,101)         1,253        (14,912)           966
 Net change in unrealized
   appreciation (depreciation)
   of investments..............       20,255           (12)        57,257        (13,120)        29,662        (57,275)
                                  ----------      --------      ---------       --------      ---------       --------
Net increase in net assets
 resulting from operations.....      136,783         7,760         75,932         14,587         70,769         10,924
                                  ----------      --------      ---------       --------      ---------       --------
From unit transactions:
 Net proceeds from the issuance
   of units....................    1,307,396        59,447        469,522        230,882        294,982        442,750
 Net asset value of units
   redeemed or used to meet
   contract obligations........      (64,000)      (46,311)      (413,361)       (24,242)      (861,595)       (22,989)
                                  ----------      --------      ---------       --------      ---------       --------
Net increase (decrease) from
 unit transactions.............    1,243,396        13,136         56,161        206,640       (566,613)       419,761
                                  ----------      --------      ---------       --------      ---------       --------
Net increase (decrease) in net
 assets........................    1,380,179        20,896        132,093        221,227       (495,844)       430,685
Net assets beginning of
 period........................       33,896        13,000        430,952        209,725        852,315        421,630
                                  ----------      --------      ---------       --------      ---------       --------
Net assets end of period*......   $1,414,075      $ 33,896      $ 563,045       $430,952      $ 356,471       $852,315
                                  ==========      ========      =========       ========      =========       ========
Unit transactions:
Units outstanding beginning of
 period........................        2,848         1,232         34,921         18,628         75,641         40,391
Units issued during the
 period........................      109,654         5,434         37,233         18,280         25,257         37,287
Units redeemed during the
 period........................       (9,738)       (3,818)       (35,367)        (1,987)       (71,931)        (2,037)
                                  ----------      --------      ---------       --------      ---------       --------
Units outstanding end of
 period........................      102,764         2,848         36,787         34,921         28,967         75,641
                                  ==========      ========      =========       ========      =========       ========
---------------
 * Includes undistributed net
   investment income of:          $  111,969      $  1,962      $  80,067       $ 44,291      $ 142,360       $ 86,341
                                  ==========      ========      =========       ========      =========       ========
 ** Commencement of operations.
*** Formerly Small Cap Subaccount.

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -------------------------------------------------------------------------------
                                                          ENTERPRISE ACCUMULATION TRUST
                                 -------------------------------------------------------------------------------
                                        INTERNATIONAL                  HIGH YIELD               SMALL COMPANY
                                           GROWTH                         BOND                     GROWTH
                                         SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                                 ---------------------------   ---------------------------   -------------------
                                   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE PERIOD
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    DECEMBER 8, 1999**
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         THROUGH
                                     1999           1998           1999           1998        DECEMBER 31, 1999
                                 ------------   ------------   ------------   ------------   -------------------
From operations:
 Net investment income.........   $   23,845      $ 11,028     $ 1,578,167      $ 29,756          $      0
 Net realized gain (loss) on
   investments.................        9,678           314         (71,226)         (362)               (1)
 Net change in unrealized
   appreciation (depreciation)
   of investments..............      259,460         5,752      (1,182,329)      (26,236)           11,101
                                  ----------      --------     -----------      --------          --------
Net increase in net assets
 resulting from operations.....      292,983        17,094         324,612         3,158            11,100
                                  ----------      --------     -----------      --------          --------
From unit transactions:
 Net proceeds from the issuance
   of units....................      550,539       120,360      20,539,013       232,444           137,592
 Net asset value of units
   redeemed or used to meet
   contract obligations........      (29,145)      (18,780)     (1,183,708)      (12,715)             (188)
                                  ----------      --------     -----------      --------          --------
Net increase (decrease) from
 unit transactions.............      521,394       101,580      19,355,305       219,729           137,404
                                  ----------      --------     -----------      --------          --------
Net increase (decrease) in net
 assets........................      814,377       118,674      19,679,917       222,887           148,504
Net assets beginning of
 period........................      228,520       109,846         379,712       156,825                 0
                                  ----------      --------     -----------      --------          --------
Net assets end of period*......   $1,042,897      $228,520     $20,059,629      $379,712          $148,504
                                  ==========      ========     ===========      ========          ========
Unit transactions:
Units outstanding beginning of
 period........................       21,906        12,091          34,788        14,882                 0
Units issued during the
 period........................       52,464        11,665       1,854,079        21,095            13,716
Units redeemed during the
 period........................       (4,028)       (1,850)       (119,386)       (1,189)              (19)
                                  ----------      --------     -----------      --------          --------
Units outstanding end of
 period........................       70,342        21,906       1,769,481        34,788            13,697
                                  ==========      ========     ===========      ========          ========
---------------
 * Includes undistributed net
   investment income of:          $   38,121      $ 14,276     $ 1,609,729      $ 31,562          $      0
                                  ==========      ========     ===========      ========          ========
 ** Commencement of operations.
*** Formerly Small Cap Subaccou

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ----------------------------------------------------------------
                                                     DREYFUS VARIABLE INVESTMENT FUND
                                     ----------------------------------------------------------------
                                        CAPITAL APPRECIATION              SMALL COMPANY STOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------   ----------------------------------
                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE PERIOD
                                        ENDED          ENDED          ENDED       FEBRUARY 13, 1998**
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         THROUGH
                                         1999           1998           1999        DECEMBER 31, 1998
                                     ------------   ------------   ------------   -------------------
From operations:
  Net investment income............   $   16,245      $  2,695      $       0          $  1,046
  Net realized gain (loss) on
    investments....................      100,007         2,055         (7,540)           (1,121)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       35,110        68,575         82,425             5,929
                                      ----------      --------      ---------          --------
Net increase (decrease) in net
  assets resulting from
  operations.......................      151,362        73,325         74,885             5,854
                                      ----------      --------      ---------          --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,490,345       265,531        526,467           296,497
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (363,376)      (14,387)      (106,947)           (6,672)
                                      ----------      --------      ---------          --------
Net increase from unit
  transactions.....................    1,126,969       251,144        419,520           289,825
                                      ----------      --------      ---------          --------
Net increase in net assets.........    1,278,331       324,469        494,405           295,679
Net assets beginning of period.....      480,425       155,956        295,679                 0
                                      ----------      --------      ---------          --------
Net assets end of period*..........   $1,758,756      $480,425      $ 790,084          $295,679
                                      ==========      ========      =========          ========
Unit transactions:
Units outstanding beginning of
  period...........................       36,191        15,519         32,362                 0
Units issued during the period.....      116,773        22,391         58,620            33,108
Units redeemed during the period...      (34,092)       (1,719)       (12,798)             (746)
                                      ----------      --------      ---------          --------
Units outstanding end of period....      118,872        36,191         78,184            32,362
                                      ==========      ========      =========          ========

---------------
 * Includes undistributed net
   investment income of:              $   20,235      $  3,990      $   1,046          $  1,046
                                      ==========      ========      =========          ========
** Commencement of operations

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------------

                                               DREYFUS                   DREYFUS
                                             STOCK INDEX           SOCIALLY RESPONSIBLE
                                             SUBACCOUNT                 SUBACCOUNT
                                     ---------------------------   --------------------
                                     FOR THE YEAR   FOR THE YEAR      FOR THE PERIOD
                                        ENDED          ENDED       SEPTEMBER 30, 1999**
                                     DECEMBER 31,   DECEMBER 31,         THROUGH
                                         1999           1998        DECEMBER 31, 1999
                                     ------------   ------------   --------------------
From operations:
  Net investment income............  $   432,056     $   39,642          $ 2,674
  Net realized gain (loss) on
    investments....................      386,134         25,220               82
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    3,009,797        632,283           10,622
                                     -----------     ----------          -------
Net increase (decrease) in net
  assets resulting from
  operations.......................    3,827,987        697,145           13,378
                                     -----------     ----------          -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   23,789,517      3,380,123           67,417
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (840,260)      (187,687)            (786)
                                     -----------     ----------          -------
Net increase from unit
  transactions.....................   22,949,257      3,192,436           66,631
                                     -----------     ----------          -------
Net increase in net assets.........   26,777,244      3,889,581           80,009
Net assets beginning of period.....    3,902,550         12,969                0
                                     -----------     ----------          -------
Net assets end of period*..........  $30,679,794     $3,902,550          $80,009
                                     ===========     ==========          =======
Unit transactions:
Units outstanding beginning of
  period...........................      291,990          1,244                0
Units issued during the period.....    1,696,879        306,624            6,742
Units redeemed during the period...      (85,448)       (15,878)             (71)
                                     -----------     ----------          -------
Units outstanding end of period....    1,903,421        291,990            6,671
                                     ===========     ==========          =======
---------------
 * Includes undistributed net
   investment income of:             $   472,194     $   40,138          $ 2,674
                                     ===========     ==========          =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              ---------------------------------------------------------------------------------------------------
                                                               VAN ECK WORLDWIDE INSURANCE TRUST
                              ---------------------------------------------------------------------------------------------------
                                        HARD ASSETS                        WORLDWIDE BOND             WORLDWIDE EMERGING MARKETS
                                         SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                              --------------------------------   ----------------------------------   ---------------------------
                              FOR THE YEAR    FOR THE PERIOD     FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR   FOR THE YEAR
                                 ENDED        JUNE 15, 1998**       ENDED       FEBRUARY 13, 1998**      ENDED          ENDED
                              DECEMBER 31,        THROUGH        DECEMBER 31,         THROUGH         DECEMBER 31,   DECEMBER 31,
                                  1999       DECEMBER 31, 1998       1999        DECEMBER 31, 1998        1999           1998
                              ------------   -----------------   ------------   -------------------   ------------   ------------
From operations:
  Net investment income.....     $    3            $  0            $ 1,150            $     0           $      0       $   197
  Net realized gain (loss)
    on investments..........         (4)             (5)               (19)                30              8,133        (4,445)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............        211             (25)            (3,363)             1,464             24,877        (1,662)
                                 ------            ----            -------            -------           --------       -------
Net increase (decrease) in
  net assets resulting from
  operations................        210             (30)            (2,232)             1,494             33,010        (5,910)
                                 ------            ----            -------            -------           --------       -------
From unit transactions:
  Net proceeds from the
    issuance of units.......      3,174             249             35,112             19,806             29,369        22,510
  Net asset value of units
    redeemed or used to meet
    contract obligations....       (173)             (8)            (1,399)              (481)           (17,369)       (3,996)
                                 ------            ----            -------            -------           --------       -------
Net increase from unit
  transactions..............      3,001             241             33,713             19,325             12,000        18,514
                                 ------            ----            -------            -------           --------       -------
Net increase in net
  assets....................      3,211             211             31,481             20,819             45,010        12,604
Net assets beginning of
  period....................        211               0             20,819                                25,483        12,879
                                 ------            ----            -------            -------           --------       -------
Net assets end of period*...     $3,422            $211            $52,300            $20,819           $ 70,493       $25,483
                                 ======            ====            =======            =======           ========       =======
Unit transactions:
Units outstanding beginning
  of period.................         26               0              1,873                  0              5,495         1,829
Units issued during the
  period....................        335              27              3,398              1,919              4,827         4,961
Units redeemed during the
  period....................        (18)             (1)              (166)               (46)            (2,732)       (1,295)
                                 ------            ----            -------            -------           --------       -------
Units outstanding end of
  period....................        343              26              5,105              1,873              7,590         5,495
                                 ======            ====            =======            =======           ========       =======

---------------
 * Includes undistributed
   net investment income of:     $    3            $  0            $ 1,150            $     0           $    197       $   197
                                 ======            ====            =======            =======           ========       =======
** Commencement of
   operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              -----------------------------------------------------------------------------------------------
                                                                       T. ROWE PRICE
                              -----------------------------------------------------------------------------------------------
                                      EQUITY INCOME           PRIME RESERVE         INTERNATIONAL STOCK         LIMITED TERM
                                       SUBACCOUNT               SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                              -----------------------------   --------------   -----------------------------   --------------
                                             FOR THE PERIOD   FOR THE PERIOD                  FOR THE PERIOD   FOR THE PERIOD
                                FOR THE       NOVEMBER 19,     FEBRUARY 1,       FOR THE       NOVEMBER 19,     FEBRUARY 1,
                               YEAR ENDED    1998** THROUGH   1999** THROUGH    YEAR ENDED    1998** THROUGH   1999** THROUGH
                              DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                  1999            1998             1999            1999            1998             1999
                              ------------   --------------   --------------   ------------   --------------   --------------
From operations:
  Net investment income.....    $ 37,491        $ 1,643          $  4,177        $  2,061        $   235           $   45
  Net realized gain (loss)
    on investments..........       3,114             12                 0           1,541             (1)              (2)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............     (48,742)        (1,104)                0          26,668            557              (38)
                                --------        -------          --------        --------        -------           ------
Net increase in net assets
  resulting from
  operations................      (8,137)           551             4,177          30,270            791                5
                                --------        -------          --------        --------        -------           ------
From unit transactions:
  Net proceeds from the
    issuance of units.......     745,478         49,656           103,722         105,728         14,497            1,021
  Net asset value of units
    redeemed or used to meet
    contract obligations....     (72,035)          (823)           (6,296)        (12,925)          (239)             (66)
                                --------        -------          --------        --------        -------           ------
Net increase from unit
  transactions..............     673,443         48,833            97,426          92,803         14,258              955
                                --------        -------          --------        --------        -------           ------
Net increase in net
  assets....................     665,306         49,384           101,603         123,073         15,049              960
Net assets beginning of
  period....................      49,384              0                 0          15,049              0                0
                                --------        -------          --------        --------        -------           ------
Net assets end of period*...    $714,690        $49,384          $101,603        $138,122        $15,049           $  960
                                ========        =======          ========        ========        =======           ======
Unit transactions:
Units outstanding beginning
  of period.................       4,853              0                 0           1,427              0                0
Units issued during the
  period....................      69,677          4,934            10,380           9,599          1,451              104
Units redeemed during the
  period....................      (6,811)           (81)             (657)         (1,199)           (24)              (9)
                                --------        -------          --------        --------        -------           ------
Units outstanding end of
  period....................      67,719          4,853             9,723           9,827          1,427               95
                                ========        =======          ========        ========        =======           ======
---------------
 * Includes undistributed
   net investment income of:    $ 39,134        $ 1,643          $  4,177        $  2,296        $   235           $   45
                                ========        =======          ========        ========        =======           ======
** Commencement of operations.

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              -------------------------------------------------------------
                                                      T. ROWE PRICE
                              -------------------------------------------------------------
                                   NEW AMERICA GROWTH           PERSONAL STRATEGY BALANCE
                                       SUBACCOUNT                      SUBACCOUNT
                              -----------------------------   -----------------------------
                                             FOR THE PERIOD                  FOR THE PERIOD
                                FOR THE       NOVEMBER 19,      FOR THE       NOVEMBER 19,
                               YEAR ENDED    1998** THROUGH    YEAR ENDED    1998** THROUGH
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  1999            1998            1999            1998
                              ------------   --------------   ------------   --------------
From operations:
  Net investment income.....   $  19,751        $   953        $  15,098         $  372
  Net realized gain (loss)
    on investments..........       7,059             10            5,226              3
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............       7,101          4,222             (278)           (73)
                               ---------        -------        ---------         ------
Net increase in net assets
  resulting from
  operations................      33,911          5,185           20,046            302
                               ---------        -------        ---------         ------
From unit transactions:
  Net proceeds from the
    issuance of units.......     367,884         43,761          324,297          8,762
  Net asset value of units
    redeemed or used to meet
    contract obligations....    (101,482)          (726)        (251,898)          (145)
                               ---------        -------        ---------         ------
Net increase from unit
  transactions..............     266,402         43,035           72,399          8,617
                               ---------        -------        ---------         ------
Net increase in net
  assets....................     300,313         48,220           92,445          8,919
Net assets beginning of
  period....................      48,220              0            8,919              0
                               ---------        -------        ---------         ------
Net assets end of period*...   $ 348,533        $48,220        $ 101,364         $8,919
                               =========        =======        =========         ======
Unit transactions:
Units outstanding beginning
  of period.................       4,282              0              856              0
Units issued during the
  period....................      31,991          4,354           31,131            870
Units redeemed during the
  period....................      (8,820)           (72)         (23,009)           (14)
                               ---------        -------        ---------         ------
Units outstanding end of
  period....................      27,453          4,282            8,978            856
                               =========        =======        =========         ======
---------------
 * Includes undistributed
   net investment income of:   $  20,704        $   953        $  15,470         $  372
                               =========        =======        =========         ======
** Commencement of operation

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------------------------

                                       FIDELITY VARIABLE INSURANCE
                                             PRODUCTS FUNDS                  JANUS ASPEN SERIES
                                     -------------------------------   -------------------------------
                                          VIP             VIP II         AGGRESSIVE        FLEXIBLE
                                         GROWTH           CONTRA           GROWTH           INCOME
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------   --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                      NOVEMBER 2,      DECEMBER 8,      DECEMBER 8,      DECEMBER 27,
                                         1999**           1999**           1999**           1999**
                                        THROUGH          THROUGH          THROUGH          THROUGH
                                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          1999             1999             1999             1999
                                     --------------   --------------   --------------   --------------
From operations:
  Net investment income............     $      0         $     0          $      0         $   437
  Net realized gain on
    investments....................           26               0                 2               0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................        8,729           1,970            24,479            (425)
                                        --------         -------          --------         -------
Net increase in net assets
  resulting from operations........        8,755           1,970            24,481              12
                                        --------         -------          --------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      180,982          36,973           228,583          12,891
  Net asset value of units redeemed
    or used to meet contract
    obligations....................         (209)            (47)             (282)              0
                                        --------         -------          --------         -------
Net increase from unit
  transactions.....................      180,773          36,926           228,301          12,891
                                        --------         -------          --------         -------
Net increase in net assets.........      189,528          38,896           252,782          12,903
Net assets beginning of period.....            0               0                 0               0
                                        --------         -------          --------         -------
Net assets end of period*..........     $189,528         $38,896          $252,782         $12,903
                                        ========         =======          ========         =======
Unit transactions:
Units outstanding beginning of
  period...........................            0               0                 0               0
Units issued during the period.....       16,147           3,672            22,380           1,289
Units redeemed during the period...          (20)             (5)              (28)              0
                                        --------         -------          --------         -------
Units outstanding end of period....       16,127           3,667            22,352           1,289
                                        ========         =======          ========         =======

---------------
 * Includes undistributed net
   investment income of:                $      0         $     0          $      0         $   437
                                        ========         =======          ========         =======
** Commencement of operations.

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ------------------------------------------------
                                                                           MORGAN
                                                                          STANLEY
                                                                        DEAN WITTER
                                                                         UNIVERSAL
                                           JANUS ASPEN SERIES           FUNDS, INC.
                                     -------------------------------   --------------
                                     INTERNATIONAL      WORLDWIDE          EQUITY
                                         GROWTH           GROWTH           GROWTH
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                      DECEMBER 2,      DECEMBER 2,      DECEMBER 8,
                                         1999**           1999**           1999**
                                        THROUGH          THROUGH          THROUGH
                                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          1999             1999             1999
                                     --------------   --------------   --------------
From operations:
  Net investment income............      $    0          $      0         $  4,239
  Net realized gain on
    investments....................           0                 9                0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................         493             7,000            4,904
                                         ------          --------         --------
Net increase in net assets
  resulting from operations........         493             7,009            9,143
                                         ------          --------         --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................       3,366           110,815          121,757
  Net asset value of units redeemed
    or used to meet contract
    obligations....................          (8)             (102)            (188)
                                         ------          --------         --------
Net increase from unit
  transactions.....................       3,358           110,713          121,569
                                         ------          --------         --------
Net increase in net assets.........       3,851           117,722          130,712
Net assets beginning of period.....           0                 0                0
                                         ------          --------         --------
Net assets end of period*..........      $3,851          $117,722         $130,712
                                         ======          ========         ========
Unit transactions:
Units outstanding beginning of
  period...........................           0                 0                0
Units issued during the period.....         318            10,234           12,190
Units redeemed during the period...          (1)              (10)             (19)
                                         ------          --------         --------
Units outstanding end of period....         317            10,224           12,171
                                         ======          ========         ========
---------------
 * Includes undistributed net
   investment income of:                 $    0          $      0         $  4,239
                                         ======          ========         ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty seven Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and Morgan Stanley Dean Witter Universal Funds, Inc. (collectively the "Funds"). Thirty of the thirty seven subaccounts of the CSVUL commenced operations during 1997 through 1999. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended December 31, 1999 aggregated $3,221,288.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed, during the period ended December 31, 1999 were as follows:

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS

                                                COST OF SHARES ACQUIRED    PROCEEDS FROM SHARES REDEEMED
                                                -----------------------    -----------------------------
MONY Series Fund, Inc.
  Money Market Portfolio......................        $93,676,385                   $77,489,395
  Intermediate Term Bond Portfolio............            700,614                       186,148
  Long Term Bond Portfolio....................         20,635,732                     1,094,260
  Government Securities Portfolio.............          1,319,287                       182,216

Enterprise Accumulation Trust
  Equity Portfolio............................          1,396,105                       152,708
  Small Company Value Portfolio...............            542,806                       486,645
  Managed Portfolio...........................            408,540                       975,154
  International Growth Portfolio..............            600,748                        79,354
  High Yield Bond Portfolio...................         20,738,838                     1,383,533
  Small Company Growth Portfolio..............            137,705                           301

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio..............          1,608,231                       481,262
  Small Company Stock Portfolio...............            544,556                       125,036

Dreyfus Stock Index Fund......................         24,525,959                     1,576,702

Dreyfus Socially Responsible Growth Fund,
  Inc.........................................             67,417                           786

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                COST OF SHARES ACQUIRED    PROCEEDS FROM SHARES REDEEMED
                                                -----------------------    -----------------------------
Van Eck Worldwide Insurance Trust
  Hard Assets Portfolio.......................        $     3,177                   $       176
  Worldwide Bond Portfolio....................             35,449                         1,736
  Worldwide Emerging Markets Portfolio........             63,967                        51,967

T. Rowe Price
  Equity Income Portfolio.....................            749,418                        75,975
  Prime Reserve Portfolio.....................            104,274                         6,848
  International Stock Portfolio...............            107,487                        14,684
  Limited Term Portfolio......................              1,044                            89
  New America Growth Portfolio................            370,653                       104,251
  Personal Strategy Balance Portfolio.........            327,430                       255,031

Fidelity Variable Insurance Product Funds
  VIP Growth Portfolio........................            181,078                           305
  VIP II Contrafund Portfolio.................             37,002                            76

Janus Aspen Series
  Aggressive Growth Portfolio.................            228,757                           456
  Flexible Income Portfolio...................             12,891                             0
  International Growth Portfolio..............              3,366                             8
  Worldwide Growth Portfolio..................            110,881                           168

Morgan Stanley Dean Witter Universal Funds,
  Inc.
  Equity Growth Portfolio.....................            121,871                           302

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting MONY America Variable Account L Corporate Sponsored Variable Universal Life at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

     During the fourth quarter and for much of the year, technology, including telecom equipment, was the major driving force in the market. No other sector came close in influence on the popular averages. There was good reason for this; investors viewed these companies as being able to grow earnings without the need to raise prices, in the no pricing power environment that many other companies found themselves. These are great companies with very attractive future opportunities and markets, but from time to time valuations can run ahead of fundamentals.

     The Equity Growth Portfolio has a substantial position in technology and telecommunications equipment and this contributed to 1999 returns. With valuations where they are, this area will not be increased, and may be reduced somewhat as the year goes on. Current strategy is emphasizing healthcare, especially biotech and drugs, entertainment including cable television and radio and energy with an emphasis on oil service and drillers. These areas have attractive earnings outlooks, are more reasonably valued and are not as exploited as the tech sector. The Portfolio Manager still likes the technology outlook, but is not committing new money to the area because of last year's very strong outperformance.

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                                     MONY EQUITY GROWTH                     S & P 500
                                                                     ------------------                     ---------
12/31/89                                                                 10000.00                           10000.00
12/31/90                                                                  9848.81                            9689.48
12/31/91                                                                 13263.50                           12641.70
12/31/92                                                                 13146.90                           13604.70
12/31/93                                                                 14424.10                           14976.00
12/31/94                                                                 14733.60                           15173.80
12/31/95                                                                 19233.40                           20876.60
12/31/96                                                                 23262.30                           25668.90
12/31/97                                                                 30398.60                           34232.80
12/31/98                                                                 38136.70                           44012.30
12/31/99                                                                 52620.90                           53269.30

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR   5 YEARS   10 YEARS
------   -------   --------
37.98%   28.99%     18.06%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. One cannot invest in an index.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                                    SHARES     VALUE
------------------------------------------------------------------
COMMON STOCKS -- 98.56%
------------------------------------------------------------------
AUTOMOTIVE -- 0.79%
  Ford Motor Company                              500   $   26,719
                                                        ----------
BANKING -- 2.59%
  Bank of New York Company Inc.                   700       28,000
  Chase Manhattan Corporation                     400       31,075
  FleetBoston Financial Corporation               800       27,850
                                                        ----------
                                                            86,925
                                                        ----------
BROADCASTING -- 4.99%
  CBS Corporation (a)                             800       51,150
  Cumulus Media Inc. (Class A) (a)                800       40,600
  Infinity Broadcasting Corporation (Class A)
    (a)                                           900       32,569
  Time Warner Inc.                                600       43,462
                                                        ----------
                                                           167,781
                                                        ----------
CABLE -- 3.68%
  Cablevision Systems Corporation (Class A)
    (a)                                           700       52,850
  Comcast Corporation (a)                       1,400       70,787
                                                        ----------
                                                           123,637
                                                        ----------
CHEMICALS -- 2.37%
  Dow Chemical Company                            300       40,087
  Du Pont (E. I.) de Nemours & Company            600       39,525
                                                        ----------
                                                            79,612
                                                        ----------
COMPUTER HARDWARE -- 9.31%
  Cisco Systems Inc. (a)                          800       85,700
  Dell Computer Corporation (a)                   700       35,700
  EMC Corporation (a)                             600       65,550
  Hewlett Packard Company                         200       22,788
  Intel Corporation                               600       49,387
  International Business Machines Corporation     500       54,000
                                                        ----------
                                                           313,125
                                                        ----------
COMPUTER SERVICES -- 4.10%
  America Online Inc. (a)                         800       60,350
  Sun Microsystems Inc. (a)                     1,000       77,437
                                                        ----------
                                                           137,787
                                                        ----------
COMPUTER SOFTWARE -- 5.43%
  Microsoft Corporation (a)                       700       81,725
  Oracle Corporation (a)                          900      100,856
                                                        ----------
                                                           182,581
                                                        ----------
CRUDE & PETROLEUM -- 4.63%
  BP Amoco (ADR)                                  600       35,587
  Chevron Corporation                             300       25,988
  Exxon Mobil Corporation                         900       72,506
  Texaco Inc.                                     400       21,725
                                                        ----------
                                                           155,806
                                                        ----------
ELECTRICAL EQUIPMENT -- 4.25%
  Emerson Electric Company                        600       34,425
  General Electric Company                        700      108,325
                                                        ----------
                                                           142,750
                                                        ----------
ENERGY -- 0.77%
  Atlantic Richfield Company                      300       25,950
                                                        ----------
HOTELS & RESTAURANTS -- 1.20%
  McDonald's Corporation                        1,000       40,313
                                                        ----------

DESCRIPTION                                    SHARES     VALUE
------------------------------------------------------------------
MACHINERY -- 2.26%
  Applied Materials Inc. (a)                      600   $   76,013
                                                        ----------
MEDICAL SERVICES -- 2.01%
  Biogen Inc. (a)                                 800       67,600
                                                        ----------
MISC. FINANCIAL SERVICES -- 3.30%
  American Express Company                        300       49,875
  Citigroup Inc.                                1,100       61,119
                                                        ----------
                                                           110,994
                                                        ----------
MULTI-LINE INSURANCE -- 1.61%
  American International Group Inc.               500       54,063
                                                        ----------
OIL SERVICES -- 6.32%
  Baker Hughes Inc.                               700       14,744
  BJ Services Company (a)                         900       37,631
  Diamond Offshore Drilling Inc.                  800       24,450
  Halliburton Company                             500       20,125
  Kerr-McGee Corporation                          600       37,200
  Schlumberger Ltd.                               400       22,500
  Tidewater Inc.                                  700       25,200
  Transocean Sedco Forex Inc.                      77        2,609
  Weatherford International Inc. (a)              700       27,956
                                                        ----------
                                                           212,415
                                                        ----------
PAPER & FOREST PRODUCTS -- 1.81%
  Bowater Inc.                                    500       27,156
  International Paper Company                     600       33,863
                                                        ----------
                                                            61,019
                                                        ----------
PHARMACEUTICALS -- 11.79%
  American Home Products Corporation              800       31,550
  Amgen Inc. (a)                                1,400       84,087
  Bristol-Myers Squibb Company                    600       38,513
  Eli Lilly & Company                             500       33,250
  Johnson & Johnson                               500       46,562
  Merck & Company Inc.                            300       20,119
  Pfizer Inc.                                     600       19,463
  Pharmacia & Upjohn Inc.                         300       13,500
  Schering-Plough Corporation                     700       29,531
  Smithkline Beecham (ADR)                        600       38,662
  Warner-Lambert Company                          500       40,969
                                                        ----------
                                                           396,206
                                                        ----------
RETAIL -- 3.48%
  Home Depot Inc.                                 900       61,706
  Wal-Mart Stores Inc.                            800       55,300
                                                        ----------
                                                           117,006
                                                        ----------
TECHNOLOGY -- 1.44%
  Texas Instruments Inc.                          500       48,438
                                                        ----------
TELECOMMUNICATIONS -- 14.46%
  AT & T Corporation                            1,100       55,825
  General Instrument Corporation (a)            1,000       85,000
  Global Crossing Ltd. (a)                      1,100       55,000
  Lucent Technologies Inc.                        800       59,850
  MCI WorldCom Inc. (a)                           900       47,756
  Qwest Communications International Inc. (a)   1,500       64,500
  Sprint Corporation                              800       53,850
  Tellabs Inc. (a)                              1,000       64,188
                                                        ----------
                                                           485,969
                                                        ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                     EQUITY GROWTH PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                                    SHARES     VALUE
------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 5.97%
  Motorola Inc.                                   300   $   44,175
  Nokia Corporation (ADR)                         500       95,000
  Sprint PCS (a)                                  600       61,500
                                                        ----------
                                                           200,675
                                                        ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,710,541)                             3,313,384
------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $1,710,541)                            $3,313,384
OTHER ASSETS LESS LIABILITIES -- 1.44%                      48,461
------------------------------------------------------------------
NET ASSETS -- 100%                                      $3,361,845
==================================================================

(a) Non-income producing security.

ADR = American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     The major part of the overvaluation and over enthusiasm in the market is in the technology sector. This was the only game in town for the fourth quarter and for much of the year. Investors saw these companies as being able to prosper and grow, even in the no pricing power environment that existed for the rest of the economy. The Equity Income Portfolio cannot own most of these technology stocks because they have little or no dividend yield, and as a result the fund lagged the popular averages which are heavily influenced by the tech sector.

     The average company had more modest returns than the averages, many industries and stocks were flat to down for the year and many experienced bear market size declines. The stock market is very richly valued at current levels but the market risk is concentrated in a relatively small number of very big companies. The rest of the market is more reasonably priced, and while these stocks will also sell off in a market decline, they are not as extended as the recent leaders.

     The Equity Income Portfolio's strategy is emphasizing these neglected parts of the market. Strong growth should favor the energy and basic materials sector, both should have above average earnings gains this year. The same is true of the machinery and capital spending related industries. The drug stocks underperformed in 1999 as growth investors moved toward the tech stocks. They and the telecommunications sectors should do better this year. These stocks all have reasonable valuations of rising earnings, above average yields and they have already experienced significant declines. They will also benefit from any broadening of the market or increase in defensiveness by investors.

                         GROWTH OF A $10,000 INVESTMENT
[GRAPHIC]

                                                                     MONY EQUITY INCOME                     S & P 500
                                                                     ------------------                     ---------
12/31/89                                                                 10000.00                           10000.00
12/31/90                                                                  9325.27                            9689.48
12/31/91                                                                 11220.80                           12641.70
12/31/92                                                                 12374.60                           13604.70
12/31/93                                                                 14124.70                           14976.00
12/31/94                                                                 14235.30                           15173.80
12/31/95                                                                 18950.30                           20876.60
12/31/96                                                                 22694.50                           25668.90
12/31/97                                                                 29788.30                           34232.80
12/31/98                                                                 33552.00                           44012.30
12/31/99                                                                 36250.50                           53269.30

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR   5 YEARS   10 YEARS
------   -------   --------
8.04%    20.56%     13.75%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. One cannot invest in an index.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                                SHARES           VALUE
------------------------------------------------------------------
COMMON STOCKS -- 98.38%
--------------------------------------------------------------------
AEROSPACE -- 3.68%
  Honeywell International Inc.               4,000       $   230,750
  Northrop Grumman Corporation               3,500           189,219
  United Technologies Corporation            4,000           260,000
                                                         -----------
                                                             679,969
                                                         -----------
AUTOMOTIVE -- 2.34%
  Ford Motor Company                         4,000           213,750
  General Motors Corporation                 3,000           218,062
                                                         -----------
                                                             431,812
                                                         -----------
BANKING -- 5.46%
  Bank of America Corporation                2,800           140,525
  Bank of New York Company Inc.              5,200           208,000
  Chase Manhattan Corporation                2,500           194,219
  FleetBoston Financial Corporation          5,000           174,062
  J. P. Morgan & Company Inc.                  700            88,638
  Wells Fargo & Company                      5,000           202,187
                                                         -----------
                                                           1,007,631
                                                         -----------
CHEMICALS -- 3.61%
  Dow Chemical Company                       2,200           293,975
  Du Pont (E.I.) de Nemours &
    Company                                  3,500           230,563
  Rohm & Haas Company                        3,500           142,406
                                                         -----------
                                                             666,944
                                                         -----------
COMPUTER HARDWARE -- 0.86%
  Xerox Corporation                          7,000           158,813
                                                         -----------
CONGLOMERATES -- 2.21%
  Minnesota Mining & Manufacturing
    Company                                  2,200           215,325
  Textron Inc.                               2,500           191,719
                                                         -----------
                                                             407,044
                                                         -----------
CONSUMER DURABLES -- 0.81%
  Dana Corporation                           5,000           149,688
                                                         -----------
CONSUMER NON-DURABLES -- 1.25%
  Avon Products Inc.                         7,000           231,000
                                                         -----------
CONSUMER PRODUCTS -- 3.48%
  Colgate-Palmolive Company                  4,000           260,000
  Kimberly-Clark Corporation                 2,500           163,125
  Procter & Gamble Company                   2,000           219,125
                                                         -----------
                                                             642,250
                                                         -----------
CRUDE & PETROLEUM -- 6.40%
  BP Amoco (ADR)                             3,800           225,388
  Chevron Corporation                        2,000           173,250
  Exxon Mobil Corporation                    6,000           483,375
  Royal Dutch Petroleum Company
    (ADR)                                    2,700           163,181
  Texaco Inc.                                2,500           135,781
                                                         -----------
                                                           1,180,975
                                                         -----------
ELECTRICAL EQUIPMENT -- 5.85%
  Emerson Electric Company                   4,000           229,500
  General Electric Company                   5,500           851,125
                                                         -----------
                                                           1,080,625
                                                         -----------

DESCRIPTION                                SHARES           VALUE
------------------------------------------------------------------
ENERGY -- 6.38%
  Atlantic Richfield Company                 2,000       $   173,000
  Consolidated Natural Gas Company           2,000           129,875
  Duke Energy Corporation                    4,500           225,563
  El Paso Energy Corporation                 4,500           174,656
  Enron Corporation                          4,500           199,688
  Williams Companies Inc.                    9,000           275,062
                                                         -----------
                                                           1,177,844
                                                         -----------
FOOD & BEVERAGES & TOBACCO -- 0.25%
  Philip Morris Companies Inc.               2,000            46,375
                                                         -----------
INSURANCE -- 1.75%
  Cigna Corporation                          4,000           322,250
                                                         -----------
MACHINERY -- 3.58%
  Caterpillar Inc.                           4,300           202,369
  Deere & Company                            5,000           216,875
  Pitney Bowes Inc.                          5,000           241,562
                                                         -----------
                                                             660,806
                                                         -----------
MANUFACTURING -- 0.98%
  Eaton Corporation                          2,500           181,562
                                                         -----------
METALS & MINING -- 1.48%
  Alcoa Inc.                                 3,300           273,900
                                                         -----------
MISC. FINANCIAL SERVICES -- 1.90%
  Citigroup Inc.                             6,300           350,044
                                                         -----------
MULTI-LINE INSURANCE -- 0.87%
  Lincoln National Corporation               4,000           160,000
                                                         -----------
OIL SERVICES -- 4.94%
  Baker Hughes Inc.                          5,500           115,844
  Diamond Offshore Drilling Inc.             5,000           152,812
  Halliburton Company                        4,000           161,000
  Kerr-McGee Corporation                     3,200           198,400
  Schlumberger Ltd.                          2,500           140,625
  Tidewater Inc.                             3,500           126,000
  Transocean Sedco Forex Inc.                  484            16,305
                                                         -----------
                                                             910,986
                                                         -----------
PROPERTY-CASUALTY INSURANCE -- 1.37%
  Chubb Corporation                          4,500           253,406
                                                         -----------
PAPER & FOREST PRODUCTS -- 6.17%
  Bowater Inc.                               4,000           217,250
  Georgia-Pacific Group                      6,000           304,500
  International Paper Company                6,500           366,844
  Temple-Inland Inc.                         3,800           250,562
                                                         -----------
                                                           1,139,156
                                                         -----------
PHARMACEUTICALS -- 12.23%
  Abbott Laboratories                        4,500           163,406
  American Home Products Corporation         6,000           236,625
  Baxter International Inc.                  4,000           251,250
  Bristol-Myers Squibb Company               4,400           282,425
  Eli Lilly & Company                        2,800           186,200
  Johnson & Johnson                          2,500           232,813
  Merck & Company Inc.                       3,700           248,131
  Pharmacia & Upjohn Inc.                    4,500           202,500
  Smithkline Beecham (ADR)                   4,000           257,750
  Warner-Lambert Company                     2,400           196,650
                                                         -----------
                                                           2,257,750
                                                         -----------
PRINTING & PUBLISHING -- 1.17%
  McGraw-Hill Companies Inc.                 3,500           215,687
                                                         -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1999

DESCRIPTION                                SHARES           VALUE
------------------------------------------------------------------
RAW MATERIALS -- 2.38%
  Phelps Dodge Corporation                   2,800       $   187,950
  Weyerhaeuser Company                       3,500           251,344
                                                         -----------
                                                             439,294
                                                         -----------
REAL ESTATE -- 2.18%
  Boston Properties Inc.                     3,000            93,375
  Crescent Real Estate Equities
    Company                                  5,000            91,875
  Equity Office Properties Trust             4,500           110,812
  Equity Residential Properties
    Trust                                    2,500           106,719
                                                         -----------
                                                             402,781
                                                         -----------
TELECOMMUNICATIONS -- 12.88%
  AT&T Corporation                           6,300           319,725
  Bell Atlantic Corporation                  4,800           295,500
  BellSouth Corporation                      6,000           280,875
  Global Crossing Ltd. (a)                   6,500           325,000
  GTE Corporation                            4,000           282,250
  SBC Communications Inc.                    6,500           316,875
  Sprint Corporation                         4,000           269,250
  US West Inc.                               4,000           288,000
                                                         -----------
                                                           2,377,475
                                                         -----------

DESCRIPTION                                SHARES           VALUE
------------------------------------------------------------------
UTILITIES -- 1.92%
  CMS Energy Corporation                     5,500       $   171,531
  Edison International                       7,000           183,313
                                                         -----------
                                                             354,844
                                                         -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $12,891,016)                            $18,160,911
--------------------------------------------------------------------
                                      PRINCIPAL AMOUNT
                                      ----------------
COMMERCIAL PAPER -- 1.57%
--------------------------------------------------------------------
Conagra Inc. 7.00% due 01/12/00           $290,000       $   289,380
--------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $289,380)                               $   289,380
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $13,180,396)                            $18,450,291
OTHER ASSETS LESS LIABILITIES -- 0.05%                         9,467
--------------------------------------------------------------------
NET ASSETS -- 100%                                       $18,459,758
====================================================================

(a) Non-income producing security.
ADR = American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 5.05 years as of December 31, 1999.

     For the quarter ended December 31, 1999, the Portfolio earned a total return of .1%. For the one year period ended December 31, 1999, the Portfolio earned a total return of .23% and for the five and ten year periods the Portfolio earned an average annual return of 6.67% and 6.82% respectively.

     The bond market posted mixed returns during the fourth quarter, with Treasuries underperforming all other sectors. 1999 was the second worst year on record for US Treasuries. Interest rates, as measured by the benchmark five-year U.S. Treasury, surged another 59 basis points to close the quarter at 6.34%; and the yield curve, as measured by the spread differential between the 2-year U.S. Treasury note and the 30-year U.S. Treasury bond flattened. Short rates underperformed long rates, as market participants priced in another rate hike by The Federal Reserve Bank. The Mortgage-backed sector was the best performer, followed by Asset-backed securities and Corporates.

     The U.S. economy continued its unabated robust growth. High productivity, increased consumer and capital spending, low inflation and record low unemployment have fueled the current economic expansion which will probably be the longest expansion in history. In November, the Federal Reserve Board found it appropriate to raise the Fed Funds rate by another 25 basis points to cool down economic activity and preemptively stifle inflation. In fact, the Fed took back the 75 basis points of easings implemented to stall the global financial crisis of 1998.

     The corporate sector performed well this quarter, as spreads tightened an average of 15 basis points. The corporate basis tightened after the expected corporate bond issuance failed to materialize, liquidity improved and Y2K concerns abated. Despite last year's deterioration in credit quality, we continue to be bullish on corporates and expect the sector to outperform in early 2000 given the fact that credit premia is at historical wide levels.

     Our outlook for the year 2000 is that the resilient growth of the U.S. economy will start to slow, as higher interest rates work their way through the system. Commodity prices will probably continue to recover but inflation will most likely remain in check. It is expected that the Fed will raise rates at their next meeting in February and that the yield curve will continue its flattening trend.

     We maintained our overweight position in spread product this quarter, as we expected it to outperform Treasuries. We also recalibrated our U.S. Treasuries positions to reflect our view towards a flatter yield curve. The Portfolio's breakdown by sectors as a percentage of net assets is as follows: Corporates 50%, U.S. Treasuries 31%, Agencies 15%, with the balance in other/cash equivalents. The average Moody's rating on the bonds in the Portfolio is Aa3, reflecting emphasis on higher quality debt issuers.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                         GROWTH OF A $10,000 INVESTMENT
[GRAPHIC]

                                                                   MONY INTERMEDIATE BOND         LEHMAN BROS INT GOV/CORP INDEX
                                                                   ----------------------         ------------------------------
12/31/89                                                                  10000.00                           10000.00
12/31/90                                                                  10695.90                           10915.70
12/31/91                                                                  12330.40                           12511.50
12/31/92                                                                  13182.60                           13409.20
12/31/93                                                                  14217.30                           14587.40
12/31/94                                                                  14001.20                           14305.80
12/31/95                                                                  16076.60                           16499.50
12/31/96                                                                  16669.80                           17167.10
12/31/97                                                                  17954.40                           18518.00
12/31/98                                                                  19289.60                           20080.50
12/31/99                                                                  19334.90                           20157.80

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR   5 YEARS   10 YEARS
------   -------   --------
0.23%     6.67%     6.82%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of all investment grade bonds in the Lehman Brothers Corporate Bond Index and Government Bond Index that have maturities of one to 9.99 years. It includes reinvested interest and excludes any transaction or holding charges. One cannot invest in an index.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

            DESCRIPTION               PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 50.35%
--------------------------------------------------------------------
Arizona Public Service Company,
  5.875% due 02/15/04                    $1,000,000      $   944,038
Associates Corporation of North
  America,
  6.000% due 06/15/00                     1,000,000          998,572
Associates Corporation of North
  America,
  6.250% due 11/01/08                     1,000,000          922,860
BankBoston Corporation,
  6.625% due 02/01/04                     1,000,000          972,086
Bear Stearns Company Inc.,
  7.250% due 10/15/06                     1,000,000          970,684
Chase Manhattan Corporation Capital,
  6.313% due 08/01/28                     1,000,000          952,964
Chemical Master Credit Card Trust
  One,
  5.980% due 09/15/08                     1,000,000          951,075
Comed Transitional Funding Trust,
  5.740% due 12/25/10                     1,000,000          902,285
Commonwealth Edison Company,
  7.000% due 07/01/05                     1,000,000          982,371
Conoco Inc.,
  5.900% due 04/15/04                     1,000,000          954,362
CSX Corporation,
  7.250% due 05/01/04                     1,000,000          991,119
Delphi Automotive Systems
  Corporation,
  6.125% due 05/01/04                     1,000,000          947,756
Finova Capital Corporation,
  6.250% due 11/01/02                     1,000,000          971,846
First Data Corporation,
  6.750% due 07/15/05                     1,000,000          971,329
Ford Motor Credit Company,
  6.500% due 02/28/02                     1,000,000          991,075
General Electric Capital
  Corporation,
  6.660% due 05/01/18                     1,000,000        1,000,144
General Motors Acceptance
  Corporation,
  7.125% due 05/01/03                     1,000,000          997,290
Illinois Central Railroad Company,
  6.750% due 05/15/03                     1,000,000          989,263
International Bank For
  Reconstruction & Development,
  5.625% due 03/17/03                     1,000,000          969,149
Laidlaw Inc.,
  7.700% due 08/15/02                     1,000,000          982,840
National Rural Utilities Cooperative
  Finance,
  6.750% due 09/01/01                     1,000,000          998,636
Peco Energy Transition Trust,
  6.130% due 03/01/09                     1,000,000          920,765
Philip Morris Companies Inc.,
  7.500% due 04/01/04                     1,000,000          979,374
Potash Corporation Saskatchewan
  Inc.,
  7.125% due 06/15/07                     1,000,000          947,930
Potomac Edison Company,
  8.000% due 06/01/06                     1,000,000        1,003,572
Provident Bank Cincinnati Ohio,
  6.375% due 01/15/04                     1,000,000          948,181
Tyco International Group,
  6.375% due 06/15/05                     1,000,000          938,626
USA Waste Services Inc.,
  7.000% due 10/01/04                     1,000,000          902,364
Worldcom Inc., Georgia,
  6.125% due 08/15/01                     1,000,000          989,542
                                                         -----------
                                                          27,992,098
                                                         -----------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $28,942,669)                             27,992,098
--------------------------------------------------------------------

            DESCRIPTION               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------
COMMERCIAL PAPER -- 0.41%
--------------------------------------------------------------------
General Motors Acceptance
  Corporation,
  6.280% due 02/15/00                    $  128,000      $   126,995
Merrill Lynch & Company Inc.,
  5.800% due 01/24/00                       100,000           99,629
                                                         -----------
                                                             226,624
                                                         -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $226,995)                               $   226,624
--------------------------------------------------------------------
SHORT-TERM GOVERNMENT SECURITIES -- 0.31%
--------------------------------------------------------------------
Freddie Mac Discount Notes,
  5.600% due 02/04/00                       175,000          174,075
                                                         -----------
TOTAL SHORT-TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $174,075)                                   174,075
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.17%
--------------------------------------------------------------------
Federal Home Loan Bank,
  5.125% due 04/17/01                     3,000,000        2,952,615
Federal National Mortgage
  Association REMIC,
  7.000% due 01/25/03                     1,000,000          993,995
Freddie Mac,
  6.000% due 07/20/01                     1,000,000          991,288
Freddie Mac,
  6.500% due 02/15/21                     2,000,000        1,965,970
Student Loan Marketing Association,
  5.780% due 10/25/10                     1,000,000          971,305
                                                         -----------
                                                           7,875,173
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $7,959,803)                               7,875,173
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.60%
--------------------------------------------------------------------
U.S. Treasury Notes,
  6.625% due 07/31/01                     1,500,000        1,510,313
U.S. Treasury Notes,
  6.500% due 05/31/02                     3,000,000        3,015,939
U.S. Treasury Notes,
  5.750% due 11/30/02                     2,000,000        1,970,000
U.S. Treasury Notes,
  5.750% due 08/15/03                     2,000,000        1,958,750
U.S. Treasury Notes,
  7.500% due 02/15/05                     1,000,000        1,043,438
U.S. Treasury Notes,
  6.875% due 05/15/06                     1,500,000        1,526,719
U.S. Treasury Notes,
  6.500% due 10/15/06                     6,000,000        5,985,000
                                                         -----------
                                                          17,010,159
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS
(IDENTIFIED COST $17,586,879)                            $17,010,159
--------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1999

            DESCRIPTION               PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.72%
--------------------------------------------------------------------
Province of British Columbia,
  7.250% due 09/01/36                    $1,000,000      $   958,580
                                                         -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(IDENTIFIED COST $992,897)                                   958,580
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $55,883,318)                            $54,236,709
OTHER ASSETS LESS LIABILITIES -- 2.44%                     1,358,461
--------------------------------------------------------------------
NET ASSETS -- 100%                                       $55,595,170
====================================================================

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income accounts with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of
20.5 years and a duration of 10.1 years as of December 31, 1999.

     For the quarter ended December 31, 1999, the Portfolio earned a total return of -1.00%. For the one year period ended December 31, 1999, the Portfolio earned a total return of -7.60% and for the five and ten year periods the Portfolio earned an average annual return of 8.39% and 8.11% respectively.

     The U.S. economy finished 1999 on a strong note pushing US Treasury and Agency yields up in the fourth quarter. The resulting lower prices gave the bond market one of its worst performances in recent years. Benchmark thirty-year U.S. Treasury closed the year at 6.50%, up from 6.05% in the third quarter. Short-term interest rates have risen substantially more than long rates due to the anticipation of further rate hikes by The Federal Reserve Bank, thereby resulting in a historically flat yield curve. Spread product such as mortgage-backed, asset-backed and corporate securities all outperformed U.S. Treasury securities throughout the quarter.

     The economy accelerated at year-end, showing surprising resilience to the rebound in oil prices, tight labor markets, and a strong consumer sector. Robust vehicle and retail sales, high consumer confidence, and elevated equity valuations were contributory factors to the expanding economy. The Fed has been making it increasingly clear that they are willing to continue tightening until solid evidence appears of slower growth. We have already seen some initial impact of higher rates on interest rate sensitive sectors such as the slow down in construction activity. While we believe the Fed will raise interest rates in the first quarter of 2000, we project a modest slowdown in economic activity later in the year. Expectations are for higher mortgage rates, slower consumer spending, moderating job growth, and a slight uptick in inflation.

     Fourth quarter activity in the Portfolio involved the reduction of U.S. Treasury positions in order to maintain greater exposure to higher yielding corporate sectors such as energy, aerospace, and finance. The Portfolio had increased exposure in the energy sector back in the third quarter reflecting the prospect for continued higher oil prices and favorable earnings momentum in the energy sector. This strategy will continue for the near term. The upbeat outlook for the global economy bodes well for corporate fundamentals in the near term. The new issue corporate supply should not be heavy therefore the technicals in the corporate bond market could be exceptionally strong. We anticipate corporate performance should continue to do well in the first quarter of 2000 and will continue to focus on sectors that offer maximum amount of yield commensurate with the appropriate amount of risk.

     The Portfolio is currently invested in 35 corporate issuers, comprising 43% of the Portfolio's net assets, U.S. Treasury issues represent 48%, with 5% in mortgage and asset-backed agency obligations. The remaining 4% represents other/cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio is Aa2.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                         GROWTH OF A $10,000 INVESTMENT
[GRAPHIC]

                                                                                                  LEHMAN BROTHERS LONG GOV/CORP
                                                                    MONY LONG TERM BOND                       INDEX
                                                                    -------------------           -----------------------------
12/31/89                                                                  10000.00                           10000.00
12/31/90                                                                  10626.20                           10645.00
12/31/91                                                                  12498.50                           12723.90
12/31/92                                                                  13596.20                           13809.50
12/31/93                                                                  15531.00                           16040.60
12/31/94                                                                  14577.60                           14902.30
12/31/95                                                                  18956.60                           19365.50
12/31/96                                                                  18897.80                           19393.30
12/31/97                                                                  21437.90                           22209.40
12/31/98                                                                  23598.80                           24823.60
12/31/99                                                                  21804.30                           22923.50

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR    5 YEARS   10 YEARS
-------   -------   --------
-7.60%     8.39%      8.11%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Lehman Brothers Long Government/Corporate Bond Index is an unmanaged index of all investment grade bonds in the Lehman Brothers Corporate Bond Index and Government Bond Index that ave maturities of ten years or longer. It includes reinvested interest and excludes any transaction or holding charges. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 43.11%
--------------------------------------------------------------------
Aetna Services Inc.,
  7.625% due 08/15/26                  $ 1,000,000      $    897,006
Apache Finance Canada Corporation,
  7.750% due 12/15/29                    1,000,000           944,213
Associates Corporation of North
  America,
  6.250% due 11/01/08                    1,000,000           922,860
AT &T Corporation,
  6.500% due 03/15/29                    1,000,000           858,698
Boeing Company,
  8.625% due 11/15/31                    1,000,000         1,081,106
Burlington Northern Santa Fe
  Corporation,
  6.750% due 03/15/29                    1,000,000           872,528
Capita Equipment Receivables Trust,
  6.480% due 10/16/06                    1,000,000           948,695
Columbia/HCA Healthcare
  Corporation,
  7.690% due 06/15/25                    1,000,000           810,278
Comed Transitional Funding Trust,
  5.740% due 12/25/10                    1,000,000           902,285
Commonwealth Edison Company,
  7.000% due 07/01/05                    1,000,000           982,371
Conoco Inc.,
  6.950% due 04/15/29                    1,500,000         1,352,818
Crown Cork & Seal Inc.,
  7.375% due 12/15/26                    1,000,000           881,501
Enersis,
  7.400% due 12/01/16                    1,000,000           873,148
Federal Express Corporation Pass
  Through,
  7.500% due 01/15/18                    1,928,688         1,909,449
Fifth Third Capital Trust I,
  8.136% due 03/15/27                    2,000,000         1,920,406
Ford Motor Company Delaware,
  6.375% due 02/01/29                    2,000,000         1,687,368
Fort James Corporation,
  7.750% due 11/15/23                    1,000,000           966,975
General Electric Capital
  Corporation,
  8.300% due 09/20/09                    2,000,000         2,125,588
GTE North Inc.,
  7.625% due 05/15/26                    1,000,000           917,198
Hydro Quebec,
  8.500% due 12/01/29                    1,000,000         1,072,530
Laidlaw Inc.,
  7.875% due 04/15/05                    1,000,000           952,892
Legrand,
  8.500% due 02/15/25                    1,000,000         1,043,395
Lockheed Martin Corporation,
  7.650% due 05/01/16                    1,000,000           932,584
MBIA Inc.,
  7.150% due 07/15/27                    1,000,000           910,445
Merck & Company Inc.,
  5.950% due 12/01/28                    1,000,000           829,710
Merrill Lynch & Company Inc.,
  6.450% due 01/24/00                      500,000           497,940
Merrill Lynch & Company Inc.,
  6.375% due 10/15/08                    1,000,000           923,470
National City Bank Pennsylvania
  Pittsburgh,
  7.250% due 10/21/11                    1,000,000           965,998
National Rural Utilities
  Cooperative Finance,
  5.700% due 01/15/10                    2,000,000         1,762,262

DESCRIPTION                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
Peco Energy Transition Trust,
  6.130% due 03/01/09                  $ 2,000,000      $  1,841,530
Seagram (J.E.) & Sons Inc.,
  9.650% due 08/15/18                    1,000,000         1,141,007
Standard Credit Card Master Trust
  I,
  7.250% due 04/07/08                    2,000,000         2,002,650
Swiss Bank Corporation New York
  Branch,
  7.750% due 09/01/26                    2,000,000         1,980,640
Texaco Capital Inc.,
  9.750% due 03/15/20                    1,000,000         1,194,029
Tyco Intl Group SA,
  7.000% due 06/15/28                    2,000,000         1,734,640
USA Waste Services Inc.,
  7.000% due 10/01/04                    1,000,000           902,364
Wal-Mart Stores Inc.,
  6.875% due 08/10/09                    2,000,000         1,950,276
Worldcom Inc., Georgia,
  6.950% due 08/15/28                    1,000,000           914,795
                                                        ------------
                                                          45,407,648
                                                        ------------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $48,688,547)                             45,407,648
--------------------------------------------------------------------
COMMERCIAL PAPER -- 1.53%
--------------------------------------------------------------------
Johnson Controls Inc.,
  5.000% due 01/04/00                    1,338,000         1,337,443
Textron Inc.,
  6.450% due 01/14/00                      272,000           271,366
                                                        ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,608,809)                               1,608,809
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.48%
--------------------------------------------------------------------
Federal Home Loan Mortgage Pc
  Guaranteed,
  6.850% due 01/15/22                    1,000,000           962,955
Federal National Mortgage
  Association,
  6.250% due 05/15/29                    1,000,000           891,554
Federal National Mortgage
  Association REMIC,
  7.500% due 09/25/22                    2,000,000         1,960,888
Tennessee Valley Authority,
  6.000% due 03/15/13                    1,000,000           901,025
                                                        ------------
                                                           4,716,422
                                                        ------------
TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $4,796,882)                               4,716,422
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 48.27%
--------------------------------------------------------------------
U.S. Treasury Bond,
  Zero Coupon due 11/15/15              12,500,000         4,241,363
U.S. Treasury Bond,
  7.500% due 11/15/16                    9,500,000        10,165,000
U.S. Treasury Bond,
  7.875% due 02/15/21                    9,000,000        10,060,317
U.S. Treasury Bond,
  6.750% due 08/15/26                    9,500,000         9,544,536
U.S. Treasury Bond,
  6.625% due 02/15/27                   13,500,000        13,373,437

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1999

DESCRIPTION                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
U.S. Treasury Bond,
  3.625% due 04/15/28                  $ 1,000,000      $    894,063
U.S. Treasury Bond,
  5.500% due 08/15/28                    3,000,000         2,561,250
                                                        ------------
                                                          50,839,966
                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
(IDENTIFIED COST $57,438,542)                             50,839,966
--------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -- 0.91%
--------------------------------------------------------------------
Province of British Columbia,
  Canada,
  7.250% due 09/01/36                    1,000,000           958,580
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(IDENTIFIED COST $992,897)                                   958,580
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $113,525,677)                          $103,531,425
OTHER ASSETS LESS LIABILITIES -- 1.70%                     1,785,705
--------------------------------------------------------------------
NET ASSETS -- 100%                                      $105,317,130
====================================================================

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     The fourth quarter of 1999 was a story of three markets: of bonds in the midst of a punishing bear market -- one of the worst on record, of "old economy" industrial and consumer stocks that at best treaded water, and of tech stocks, which exploded to the upside. Economic growth also ramped up, probably to at least a 5% annual rate. In response to continued tight labor markets, the Federal Reserve hiked interest rates in November. It was the third tightening this year, and almost certainly not the last in the current cycle. The benchmark S&P 500 Index was up 15.05% for the quarter, while the Russell 2000 Index of smaller stocks was up 18.44%. The benchmark Lehman Brothers Government/Corporate bond Index fell by 0.41%.

     As we enter the new year the overwhelming question is How far does the Fed have to tighten in order to cool off the economy? They have made it clear that they will tighten until growth slows. If one more hike in February is sufficient, we think the markets can move through 2000 at a comfortable cruising speed; if it takes significantly more, then the potential for real turbulence greatly increases.

     For the quarter ended December 31,1999, the Portfolio earned a total return of 17.47%. For the one year period ended December 31, 1999, the Portfolio earned a total return of 30.53% and for the five and ten year periods, the Portfolio earned an average annual return of 23.87% and 15.08% respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the variable Accounts.

     As of December 31, 1999, the Diversified Portfolio's net assets were invested 84% in common stocks, 15% in Treasuries, and 1% in other/cash equivalents.

                         GROWTH OF A $10,000 INVESTMENT
[GRAPHIC]

                                                                  MONY SERIES DIVERSIFIED                 S&P 500 INDEX
                                                                  -----------------------                 -------------
12/31/89                                                                  10000.00                           10000.00
12/31/90                                                                  10244.20                            9689.50
12/31/91                                                                  12336.10                           12641.70
12/31/92                                                                  12460.50                           13604.70
12/31/93                                                                  13823.50                           14976.00
12/31/94                                                                  13965.60                           15173.80
12/31/95                                                                  17640.40                           20876.60
12/31/96                                                                  20187.70                           25668.90
12/31/97                                                                  25228.20                           34232.80
12/31/98                                                                  31220.60                           44012.30
12/31/99                                                                  40730.60                           53269.30

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR   5 YEARS   10 YEARS
------   -------   --------
30.53%   23.87%     15.08%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. One cannot invest in an index.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                                 SHARES          VALUE
--------------------------------------------------------------------
COMMON STOCKS -- 84.49%
--------------------------------------------------------------------
AUTOMOTIVE -- 0.75%
  Ford Motor Company                            500       $   26,719
                                                          ----------
BANKING -- 2.90%
  Bank of America Corporation                   400           20,075
  Bank of New York Company Inc.                 700           28,000
  Chase Manhattan Corporation                   400           31,075
  FleetBoston Financial Corporation             700           24,369
                                                          ----------
                                                             103,519
                                                          ----------
BROADCASTING -- 4.18%
  CBS Corporation (a)                           700           44,756
  Cumulus Media Inc. (Class A) (a)              700           35,525
  Infinity Broadcasting Corporation
    (Class A) (a)                               700           25,331
  Time Warner Inc.                              600           43,463
                                                          ----------
                                                             149,075
                                                          ----------
CABLE -- 3.25%
  Cablevision Systems Corporation
    (Class A) (a)                               600           45,300
  Comcast Corporation (a)                     1,400           70,787
                                                          ----------
                                                             116,087
                                                          ----------
CHEMICALS -- 2.05%
  Dow Chemical Company                          300           40,087
  Du Pont (E.I.) de Nemours & Company           500           32,938
                                                          ----------
                                                              73,025
                                                          ----------
COMPUTER HARDWARE -- 7.73%
  Cisco Systems Inc. (a)                        600           64,275
  Dell Computer Corporation (a)                 600           30,600
  EMC Corporation (a)                           600           65,550
  Hewlett-Packard Company                       200           22,788
  Intel Corporation                             600           49,387
  International Business Machines
    Corporation                                 400           43,200
                                                          ----------
                                                             275,800
                                                          ----------
COMPUTER SERVICES -- 3.44%
  America Online Inc. (a)                       600           45,263
  Sun Microsystems Inc. (a)                   1,000           77,437
                                                          ----------
                                                             122,700
                                                          ----------
COMPUTER SOFTWARE -- 4.48%
  Microsoft Corporation (a)                     600           70,050
  Oracle Corporation (a)                        800           89,650
                                                          ----------
                                                             159,700
                                                          ----------
CRUDE & PETROLEUM -- 3.97%
  BP Amoco (ADR)                                500           29,656
  Chevron Corporation                           300           25,988
  Exxon Mobil Corporation                       800           64,450
  Texaco Inc.                                   400           21,725
                                                          ----------
                                                             141,819
                                                          ----------
ELECTRICAL EQUIPMENT -- 4.27%
  Emerson Electric Company                      500           28,687
  General Electric Company                      800          123,800
                                                          ----------
                                                             152,487
                                                          ----------

DESCRIPTION                                 SHARES          VALUE
--------------------------------------------------------------------
ENERGY -- 0.73%
  Atlantic Richfield Company                    300       $   25,950
                                                          ----------
HOTELS & RESTAURANTS -- 1.02%
  McDonald's Corporation                        900           36,281
                                                          ----------
MACHINERY -- 1.78%
  Applied Materials Inc. (a)                    500           63,344
                                                          ----------
MEDICAL SERVICES -- 1.89%
  Biogen Inc. (a)                               800           67,600
                                                          ----------
MISC. FINANCIAL SERVICES -- 2.95%
  American Express Company                      300           49,875
  Citigroup Inc.                              1,000           55,562
                                                          ----------
                                                             105,437
                                                          ----------
MULTI-LINE INSURANCE -- 1.51%
  American International Group Inc.             500           54,063
                                                          ----------
OIL SERVICES -- 5.55%
  Baker Hughes Inc.                             700           14,744
  BJ Services Company (a)                       800           33,450
  Diamond Offshore Drilling Inc.                800           24,450
  Halliburton Company                           500           20,125
  Kerr-McGee Corporation                        500           31,000
  Schlumberger Ltd.                             400           22,500
  Tidewater Inc.                                700           25,200
  Transocean Sedco Forex Inc.                    77            2,609
  Weatherford International Inc. (a)            600           23,962
                                                          ----------
                                                             198,040
                                                          ----------
PAPER & FOREST PRODUCTS -- 2.63%
  Bowater Inc.                                  500           27,156
  International Paper Company                   600           33,863
  Temple-Inland Inc.                            500           32,969
                                                          ----------
                                                              93,988
                                                          ----------
PHARMACEUTICALS -- 7.81%
  American Home Products Corporation            800           31,550
  Bristol-Myers Squibb Company                  500           32,094
  Eli Lilly & Company                           500           33,250
  Johnson & Johnson                             400           37,250
  Merck & Company Inc.                          300           20,119
  Pfizer Inc.                                   500           16,219
  Pharmacia & Upjohn Inc.                       300           13,500
  Schering-Plough Corporation                   700           29,531
  Smithkline Beecham (ADR)                      500           32,218
  Warner-Lambert Company                        400           32,775
                                                          ----------
                                                             278,506
                                                          ----------
RETAIL -- 2.80%
  Home Depot Inc.                               750           51,422
  Wal-Mart Stores Inc.                          700           48,387
                                                          ----------
                                                              99,809
                                                          ----------
TECHNOLOGY -- 1.36%
  Texas Instruments Inc.                        500           48,438
                                                          ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1999

DESCRIPTION                                 SHARES          VALUE
--------------------------------------------------------------------
TELECOMMUNICATIONS -- 12.10%
  AT&T Corporation                            1,000       $   50,750
  General Instrument Corporation (a)          1,000           85,000
  Global Crossing Ltd. (a)                    1,000           50,000
  Lucent Technologies Inc.                      600           44,887
  MCI WorldCom Inc. (a)                         750           39,797
  Qwest Communications International
    Inc. (a)                                  1,300           55,900
  Sprint Corporation                            800           53,850
  Tellabs Inc. (a)                              800           51,350
                                                          ----------
                                                             431,534
                                                          ----------
WIRELESS COMMUNICATIONS -- 5.34%
  Motorola Inc.                                 300           44,175
  Nokia Corporation (ADR)                       500           95,000
  Sprint PCS (a)                                500           51,250
                                                          ----------
                                                             190,425
                                                          ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,581,139)                              $3,014,346
--------------------------------------------------------------------

DESCRIPTION                            PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------
U.S. TREASURY NOTES -- 14.39%
--------------------------------------------------------------------
United States Treasury Notes
  7.50% due 05/15/02                       $500,000       $  513,438
--------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $508,122)                                   513,438
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,089,261)                              $3,527,784
OTHER ASSETS LESS LIABILITIES -- 1.12%                        39,969
--------------------------------------------------------------------
NET ASSETS -- 100%                                        $3,567,753
====================================================================

(a) Non-income producing security.

ADR = American Depository Receipts.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     A rapidly growing economy and its threat of higher inflation pushed U.S. Treasury and Agency securities up in yield in the fourth quarter. The resulting lower prices gave the bond market one of its worst performances in recent years. The Federal Reserve Bank raised short-term rates three times over the course of 1999, and as the new decade arrived, most market participants were expecting further hikes in the months ahead. Benchmark five-year U.S. treasury rates ended the year at 6.34%, up significantly from 5.76% in the third quarter, and a huge jump from 4.54% at the start of the year. The yield curve remained mostly unchanged in shape, and is still relatively flat by historical standards, with little incremental return for extending out in maturity. U.S. Government Agency did somewhat better, narrowing their yield risk premiums above treasuries.

     The economy accelerated at year-end, showing surprising resilience to the rebound in oil prices, tight labor markets, and the effects of higher interest rates. The Fed has been making it increasingly clear that they are willing to continue tightening until solid evidence appears of slower growth. We remain very cautious on bonds until that day arrives. When it does, we think bonds will begin a substantial rally.

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentality's. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 3.7 years at December 31, 1999.

     For the quarter ended December 31, 1999, the Portfolio earned a total return of .1%. For the one and five year periods ended December 31, 1999, the Portfolio earned a total return of 0.66% and 5.78% respectively. Since inception in May, 1991, the Portfolio earned an average annual return of 5.98% for the period ended December 31, 1999.

     The Portfolio is currently invested 100% in U.S. Treasury and Agency obligations. Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                         GROWTH OF A $10,000 INVESTMENT
[GRAPHIC]

                                                                                                 LEHMAN BROTHERS INTERMEDIATE GOV
                                                                 MONY GOVERNMENT SECURITIES                 BOND INDEX
                                                                 --------------------------      --------------------------------
5/1/91                                                                    10000.00                           10000.00
12/31/91                                                                  10973.90                           11051.00
12/31/92                                                                  11742.70                           11816.70
12/31/93                                                                  12698.20                           12782.10
12/31/94                                                                  12493.30                           12559.00
12/31/95                                                                  13853.80                           14369.00
12/31/96                                                                  14355.80                           14952.50
12/31/97                                                                  15385.90                           16107.20
12/31/98                                                                  16440.50                           17474.10
12/31/99                                                                  16549.00                           17559.10

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR   5 YEARS   SINCE MAY 1, 1991
------   -------   -----------------
0.66%     5.78%          5.98%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of all publicly held US Treasury, government agency, quasi-federal corporate, and corporate debt guaranteed by the US government with maturities of one to 9.99 years. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest in an index.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 64.82%
--------------------------------------------------------------------
Attransco Inc.,
  6.120% due 04/01/08                   $ 1,798,084      $ 1,724,812
Federal Home Loan Banks,
  4.875% due 01/22/02                     1,000,000          967,955
Federal Home Loan Banks,
  5.125% due 02/26/02                     1,000,000          971,320
Federal Home Loan Banks,
  5.500% due 01/21/03                     2,000,000        1,936,042
Federal National Mortgage
  Association,
  5.750% due 04/15/03                     2,000,000        1,943,234
Federal National Mortgage
  Association,
  5.875% due 04/23/04                     1,000,000          961,394
Federal National Mortgage
  Association Discount Notes,
  5.750% due 03/09/00                       610,000          603,375
Federal National Mortgage
  Association REMIC,
  7.000% due 01/25/03                       285,000          283,289
Federal National Mortgage
  Association REMIC,
  6.500% due 10/25/03                     1,300,000        1,276,905
Federal National Mortgage
  Association REMIC,
  5.750% due 08/25/18                       290,419          288,298
Freddie Mac,
  6.000% due 07/20/01                     5,000,000        4,956,440
Freddie Mac,
  6.300% due 06/01/04                     3,000,000        2,911,041
Freddie Mac,
  6.500% due 11/15/21                     1,500,000        1,451,550
Freddie Mac,
  6.500% due 03/15/26                     1,000,000          936,245
Freddie Mac Discount Notes,
  Zero Coupon due 01/10/00                  100,000           99,861
Freddie Mac Discount Notes,
  5.680% due 01/18/00                       147,000          146,605
Freddie Mac Discount Notes,
  Zero Coupon due 02/04/00                  260,000          258,651
Freddie Mac Discount Notes,
  5.750% due 02/24/00                       765,000          758,402
Freddie Mac Discount Notes,
  5.750% due 03/21/00                       134,000          132,288
Government National Mortgage
  Association,
  7.500% due 05/15/24                       407,780          405,590

DESCRIPTION                           PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
Government National Mortgage
  Association,
  7.500% due 10/15/24                   $   149,793      $   148,989
Government National Mortgage
  Association,
  7.000% due 09/20/28                     1,630,103        1,571,925
Overseas Private Investor
  Corporation,
  7.050% due 11/15/13                     3,000,000        2,950,860
Private Export Funding Corporation,
  7.010% due 04/30/04                     2,000,000        2,011,820
Private Export Funding Corporation,
  5.250% due 05/15/05                     2,500,000        2,318,462
Tennessee Valley Authority,
  6.375% due 06/15/05                       500,000          482,486
Tennessee Valley Authority,
  5.375% due 11/13/08                     2,000,000        1,785,390
Tennessee Valley Authority,
  6.000% due 03/15/13                     1,000,000          901,025
U.S. Department of Housing & Urban
  Development,
  6.230% due 08/01/02                     2,000,000        1,982,246
                                                         -----------
                                                          37,166,500
                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $38,324,352)                             37,166,500
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.97%
--------------------------------------------------------------------
U.S. Treasury Note,
  6.250% due 01/31/02                    10,000,000       10,003,130
U.S. Treasury Note,
  5.625% due 12/31/02                     1,000,000          981,250
U.S. Treasury Note,
  5.500% due 01/31/03                     3,000,000        2,929,689
U.S. Treasury Note,
  6.500% due 10/15/06                     5,000,000        4,987,500
                                                         -----------
                                                          18,901,569
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS
(IDENTIFIED COST $19,562,483)                             18,901,569
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $57,886,835)                            $56,068,069
OTHER ASSETS LESS LIABILITIES -- 2.21%                     1,268,955
--------------------------------------------------------------------
NET ASSETS -- 100%                                       $57,337,024
====================================================================

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     And the beat goes on. The U.S.'s economic performance in the fourth quarter continued the strong pace re-established in the third quarter likely producing the first back-to-back 5%+ real GDP growth quarters since the second half of 1984. Consumer spending, with retail sales growth for 1999 of 8.9% (a 15-year high), demonstrated particular strength in the second half of 1999 as evidenced by vehicle sales setting a record in 1999. Healthy real wage growth and the well-publicized torrid performance of the U.S. equity markets (led by the NASDAQ's 51.4% gain from its October 19 quarterly low through year end) leant support to buoyant consumer spending. The labor markets remained very tight with unemployment remaining at 4.1% at the end of the year. On the fiscal front, the federal government is generating substantial surpluses beyond expectations. Thus, the economy carried significant momentum into the New Year. All this is taking place in an environment with little in the way of inflationary signs. In fact, despite the above-trend 4% real GDP growth likely turned in by the U.S. economy in 1999, core inflation in 1999 probably fell modestly below that of 1998 (1.9% vs. 1998's 2.5%). Clearly, commodity prices have picked up measurably in 1999 as oil prices doubled for instance. Nevertheless, there has been minimal translation of higher raw materials and input price increases into consumer-level prices. While the producer-level PPI grew 3.0% in 1999, healthy labor productivity of 3% reduced producers' need to increase prices. The Fed reacted to the persistent strength in the U.S. economy by raising the federal funds target rate 0.25% at its November meeting. The Fed seems poised to again raise interest rates at the February 1-2 meeting based on continued above-trend economic growth. Such action was not taken by the Fed at its December meeting due to the Fed's unwillingness to create any instability in the financial markets in front of the changeover to the Year 2000, which has proven to be a non-event relative to some of the dire predictions made. In its December post-meeting commentary, the Fed was very clear in describing its adoption of a neutral bias on prospective interest rate changes as applicable only to the period before the upcoming February meeting to ensure a smooth transition to 2000. The Fed also expressed clear concern over the economy's strength and potential for supply/demand imbalances developing leading to inflationary pressure. Thus, the Fed telegraphed a rate hike at the February meeting, which is priced into the market. In addition, the market is also anticipating another tightening by the Fed (0.25%?) in the next three months. To capitalize on the upward move in money market interest rates and significant premium paid by issuers to extend maturities beyond year-end, in the fourth quarter the Money Market Portfolio locked in attractive yields in issues extending into 2000. While money market rates in the first half of January have dropped precipitously relative to those seen in December, attractive opportunities to extend into longer maturing/higher yielding investments may soon become available. This may come to pass as the ability of the economy to stave off inflationary pressures may surprise even the Fed.

     The Treasury yield curve shifted up markedly in the fourth quarter. Interest rates on the long bond increased 43 basis points (1/100 of a percentage point) during the quarter from a yield of 6.05% at 9/30/99 to 6.48% at year-end. Yields on the short end rose even more greatly, as the three-month T-bill yield moved up 47 basis points from 4.85% at September 30, 1999 to 5.31% at December 31, 1999 (0.01% discrepancy due to rounding).

     Going forward, the average maturity of the Portfolio will be adjusted selectively to capitalize on opportunities where the Portfolio will be rewarded for duration extension. As noted above, to maintain sufficient liquidity and take advantage of opportunities to garner a substantial yield pickup for securities maturing in the early part of 2000, the average maturity of the Portfolio was shortened from 66.1 days at September 30, 1999 to approximately
45.3 days at year-end.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income. The 30-day and 7-day effective yields of the Portfolio were 5.87% and 5.98%, respectively, as of December 31, 1999, after charges imposed by the Portfolio. Of course, past performance does not guarantee future investment results.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the Portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

DESCRIPTION                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
COMMERCIAL PAPER -- 92.60%
--------------------------------------------------------------------
American Home Products Corporation,
  6.020% due 01/21/00                  $14,700,000      $ 14,650,837
Aristar Inc.,
  6.050% due 01/28/00                    3,000,000         2,986,387
Aristar Inc.,
  6.150% due 01/31/00                    2,000,000         1,989,750
Aristar Inc.,
  6.100% due 02/04/00                    3,000,000         2,982,717
Associates Corporation of North
  America,
  6.000% due 01/24/00                    3,400,000         3,386,967
Bank of New York,
  5.760% due 02/24/00                   10,000,000         9,913,600
Bankamerica Corporation,
  5.700% due 02/17/00                    6,800,000         6,749,397
Citicorp,
  5.950% due 01/27/00                    9,500,000         9,459,176
Colonial Pipeline Co.,
  6.030% due 03/20/00                    1,585,000         1,564,026
Conagra Inc.,
  6.670% due 01/05/00                    3,000,000         2,997,777
Dominion Resources Inc.,
  6.700% due 01/20/00                    3,000,000         2,989,392
Edison Asset Securitization,
  5.930% due 01/31/00                    2,175,000         2,164,252
Edison Asset Securitization,
  5.850% due 03/10/00                    9,817,000         9,706,927
Enterprise Funding Corporation,
  6.450% due 01/12/00                    1,350,000         1,347,339
Enterprise Funding Corporation,
  6.220% due 01/21/00                    9,000,000         8,968,900
Finova Capital Corporation,
  6.000% due 01/28/00                    1,650,000         1,642,575
Ford Motor Credit Company,
  6.450% due 01/10/00                    5,200,000         5,191,615
Ford Motor Credit Company,
  5.950% due 01/11/00                    4,500,000         4,492,563
General Electric Capital
  Corporation Discount Note,
  6.020% due 01/28/00                   11,050,000        11,000,109
General Motors Corporation,
  5.750% due 02/14/00                      274,000           272,074
General Motors Corporation,
  5.750% due 02/17/00                      160,000           158,799
General Motors Corporation,
  5.770% due 02/18/00                    7,000,000         6,946,147
General Motors Corporation,
  5.900% due 03/22/00                    7,000,000         6,907,075
Golden Funding Corporation,
  5.980% due 04/17/00                    6,775,000         6,654,582
Golden Gate Funding,
  5.820% due 03/03/00                    8,000,000         7,919,813
Goldman Sachs Group L.P.,
  6.258% due 04/01/08                    5,000,000         5,000,000
GTE Corporation,
  6.020% due 01/10/00                    9,050,000         9,036,380
GTE Corporation,
  6.310% due 02/01/00                    5,150,000         5,122,017

DESCRIPTION                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
Heller Financial Inc.,
  5.800% due 02/24/00                  $10,000,000      $  9,913,000
Heller Financial Inc.,
  5.800% due 03/14/00                    3,000,000         2,964,717
Household Finance Corporation
  Limited,
  5.730% due 02/03/00                   10,000,000         9,947,475
Household International Inc.,
  6.050% due 02/08/00                    5,000,000         4,968,069
Houston Industries Finance L.P.,
  6.470% due 01/12/00                    3,000,000         2,994,069
J. P. Morgan & Company Inc.,
  5.700% due 03/27/00                    1,200,000         1,183,660
Johnson Controls Inc.,
  5.000% due 01/04/00                    3,500,000         3,498,542
Lehman Brothers Inc.,
  6.150% due 03/15/00                    3,575,000         3,577,291
Lehman Syndicated Loan Funding,
  6.613% due 03/15/00                    7,000,000         7,000,000
Merrill Lynch & Company Inc.,
  5.950% due 01/18/00                    1,000,000           997,190
Merrill Lynch & Company Inc.,
  6.550% due 01/20/00                    2,547,000         2,538,195
Montauk Funding Corporation,
  5.950% due 01/26/00                   13,300,000        13,244,755
Paccar Financial Corporation,
  6.200% due 01/11/00                    7,200,000         7,187,600
Province of Quebec,
  5.850% due 06/01/00                      600,000           585,180
Republic of Argentina,
  5.716% due 10/16/00                    4,400,000         4,196,820
Sears Roebuck Acceptance
  Corporation,
  6.050% due 01/18/00                    4,300,000         4,287,715
Sears Roebuck Acceptance
  Corporation,
  6.120% due 02/25/00                   10,000,000         9,906,500
Sony Capital Corporation,
  5.870% due 01/25/00                    6,120,000         6,096,050
Textron Financial Corporation,
  6.900% due 01/14/00                      342,000           341,148
Trident Capital Finance Inc.,
  6.000% due 02/11/00                   15,000,000        14,897,500
TRW Inc.,
  6.480% due 01/10/00                    1,875,000         1,871,963
Union Bancal Commercial Funding,
  5.250% due 05/08/00                    5,000,000         5,000,000
Union Bancal Commercial Funding,
  5.990% due 09/15/00                    4,000,000         4,000,000
Walt Disney Company,
  5.530% due 06/16/00                   10,000,000         9,743,469
Wells Fargo & Company,
  5.870% due 03/03/00                   13,000,000        12,868,577
Windmill Funding Corporation,
  6.080% due 01/04/00                    9,500,000         9,495,187
Windmill Funding Corporation,
  6.280% due 01/12/00                    4,600,000         4,591,173
Windmill Funding Corporation,
  5.870% due 02/25/00                    1,550,000         1,536,099
                                                        ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $311,633,137)                           311,633,137
--------------------------------------------------------------------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1999

DESCRIPTION                          PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.38%
--------------------------------------------------------------------
Federal Home Loan Bank,
  5.000% due 02/10/00                  $ 8,000,000      $  8,000,000
--------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $8,000,000)                               8,000,000
--------------------------------------------------------------------
VARIABLE RATE SECURITIES -- 3.43%
--------------------------------------------------------------------
Capital One Funding Corporation,
  6.400% due 04/01/11 (v)                3,200,000         3,200,000
Capital One Funding Corporation,
  6.400% due 03/01/17 (v)                2,345,000         2,345,000
Goldman Sachs Group L.P.,
  5.400% due 02/25/00 (v)                6,000,000         6,000,000
                                                        ------------
TOTAL VARIABLE RATE SECURITIES
(IDENTIFIED COST $11,545,000)                             11,545,000
--------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $331,178,137)                          $331,178,137
OTHER ASSETS LESS LIABILITIES -- 1.59%                     5,354,328
--------------------------------------------------------------------
NET ASSETS -- 100%                                      $336,532,465
====================================================================

(v) Variable interest rate security; interest rate is as of December 31, 1999.

                       See notes to financial statements.

                      (This page intentionally left blank)

                             MONY SERIES FUND, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                                                      INTERMEDIATE
                                                              EQUITY GROWTH       EQUITY INCOME        TERM BOND
                                                                PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                              -------------       -------------       ------------
                          ASSETS:
Investments at value........................................   $3,313,384          $18,450,291        $54,236,709
Receivable for fund shares sold.............................           --                  640            107,149
Receivable for investments sold.............................           --                   --                 --
Dividends and interest receivable...........................        1,805               27,241            804,336
Cash and other assets.......................................       57,217                  810            500,220
                                                               ----------          -----------        -----------
          Total assets......................................    3,372,406           18,478,982         55,648,414
                                                               ----------          -----------        -----------
                        LIABILITIES:
Payable for fund shares redeemed............................           31                   10             12,632
Investment advisory fees payable............................        1,357                7,789             24,174
Administration fees payable.................................          828                1,161              1,718
Accrued expenses and other liabilities......................        8,345               10,264             14,720
                                                               ----------          -----------        -----------
          Total liabilities.................................       10,561               19,224             53,244
                                                               ----------          -----------        -----------
               NET ASSETS...................................   $3,361,845          $18,459,758        $55,595,170
                                                               ==========          ===========        ===========
NET ASSETS:
Paid-in capital.............................................   $1,120,987          $10,431,460        $54,187,397
Undistributed (accumulated) net investment income (loss)....           --              297,278          3,263,672
Undistributed (accumulated) net realized gain (loss) on
  investments...............................................      638,015            2,461,125           (209,290)
Unrealized appreciation (depreciation) on investments.......    1,602,843            5,269,895         (1,646,609)
                                                               ----------          -----------        -----------
               NET ASSETS...................................   $3,361,845          $18,459,758        $55,595,170
                                                               ==========          ===========        ===========
Fund shares outstanding.....................................       69,103              788,254          5,138,632
                                                               ----------          -----------        -----------
Net asset value per share...................................       $48.65               $23.42             $10.82
                                                               ==========          ===========        ===========
INVESTMENTS AT COST.........................................   $1,710,541          $13,180,396        $55,883,318

                       See notes to financial statements.

      LONG TERM                           GOVERNMENT           MONEY
         BOND           DIVERSIFIED       SECURITIES           MARKET
      PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
     ------------       -----------       -----------       ------------
     $103,531,425       $3,527,784        $56,068,069       $331,178,137
          118,948               --            218,858          3,360,661
               --               --                 --            100,000
        1,961,024            6,564            887,389            759,126
            4,985           83,773            245,893          2,773,834
     ------------       ----------        -----------       ------------
      105,616,382        3,618,121         57,420,209        338,171,758
     ------------       ----------        -----------       ------------
          171,029           39,739             48,713          1,507,449
           45,875            1,464             24,305            109,664
            2,459              862              1,430              4,893
           79,889            8,303              8,737             17,287
     ------------       ----------        -----------       ------------
          299,252           50,368             83,185          1,639,293
     ------------       ----------        -----------       ------------
     $105,317,130       $3,567,753        $57,337,024       $336,532,465
     ============       ==========        ===========       ============
     $109,089,325       $1,546,905        $56,188,757       $336,532,465
        6,952,073           13,687          2,966,251                 --
         (730,016)         568,638                782                 --
       (9,994,252)       1,438,523         (1,818,766)                --
     ------------       ----------        -----------       ------------
     $105,317,130       $3,567,753        $57,337,024       $336,532,465
     ============       ==========        ===========       ============
        8,547,297          155,560          5,254,259        336,532,465
     ------------       ----------        -----------       ------------
           $12.32           $22.93             $10.91              $1.00
           ======          =======             ======              =====
     $113,525,677       $2,089,261        $57,886,835       $331,178,137

                       See notes to financial statements.

                             MONY SERIES FUND, INC

                            STATEMENTS OF OPERATIONS

                               DECEMBER 31, 1999

                                                                                                      INTERMEDIATE
                                                              EQUITY GROWTH       EQUITY INCOME        TERM BOND
                                                                PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                              -------------       -------------       ------------
INVESTMENT INCOME:
     Interest...............................................   $    3,934          $    13,864        $ 3,602,016(1)
     Dividends..............................................       27,571(1)           428,398                 --
                                                               ----------          -----------        -----------
          Total investment income...........................       31,505              442,262          3,602,016
                                                               ----------          -----------        -----------
EXPENSES:
     Investment advisory fees...............................       16,417               98,594            297,308
     Custodian fees.........................................        7,905               11,082              5,470
     Accounting fees........................................       23,274               24,591             27,929
     Administration fees....................................          828                1,161              1,718
     Directors' fees and expenses...........................          232                1,397              4,484
     Audit and legal fees...................................           --                  782              3,420
                                                               ----------          -----------        -----------
          Total expenses....................................       48,656              137,607            340,329
                                                               ----------          -----------        -----------
       Less: Expenses reduced by a custodian fee
          arrangement.......................................       (1,259)              (1,145)            (1,985)
                                                               ----------          -----------        -----------
       Total expenses, net of expense reduction.............       47,397              136,462            338,344
                                                               ----------          -----------        -----------
            NET INVESTMENT INCOME (LOSS)....................      (15,892)             305,800          3,263,672
                                                               ----------          -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions......      658,501            2,439,376            (43,997)
     Net change in unrealized gain (loss) on investments....      408,644           (1,208,862)        (3,099,186)
                                                               ----------          -----------        -----------
          Net realized and unrealized gain (loss) on
            investments.....................................    1,067,145            1,230,514         (3,143,183)
                                                               ----------          -----------        -----------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS.................................   $1,051,253          $ 1,536,314        $   120,489
                                                               ==========          ===========        ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $46 for Equity Growth, $5,336 for Intermediate Term Bond, and $4,808 for Long Term Bond.

         LONG TERM                       GOVERNMENT         MONEY
            BOND         DIVERSIFIED     SECURITIES        MARKET
         PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
        ------------     -----------     -----------     -----------
        $  7,627,205(1)   $ 38,843       $ 3,300,187     $16,135,618
                  --        25,397                --              --
        ------------      --------       -----------     -----------
           7,627,205        64,240         3,300,187      16,135,618
        ------------      --------       -----------     -----------
             616,044        17,505           293,589       1,213,963
               6,931         7,701             4,806          15,864
              33,351        23,266            27,399          51,287
               2,459           862             1,430           4,893
               9,766           245             4,044          27,043
               8,153         2,147             6,099          25,407
        ------------      --------       -----------     -----------
             676,704        51,726           337,367       1,338,457
        ------------      --------       -----------     -----------
              (1,572)       (1,173)           (3,431)         (5,849)
        ------------      --------       -----------     -----------
             675,132        50,553           333,936       1,332,608
        ------------      --------       -----------     -----------
           6,952,073        13,687         2,966,251      14,803,010
        ------------      --------       -----------     -----------
            (699,531)      573,398               782              --
         (16,322,516)      336,292        (2,586,738)             --
        ------------      --------       -----------     -----------
         (17,022,047)      909,690        (2,585,956)              0
        ------------      --------       -----------     -----------
        $(10,069,974)     $923,377       $   380,295     $14,803,010
        ============      ========       ===========     ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

                             MONY SERIES FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                               DECEMBER 31, 1999

                                                                  EQUITY GROWTH PORTFOLIO
                                                              -------------------------------
                                                               YEAR ENDED         YEAR ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  1999               1998
                                                              ------------       ------------
OPERATIONS:
  Net investment income (loss)..............................  $   (15,892)        $  (13,658)
  Net realized gain (loss) on investments...................      658,501            278,489
  Net change in unrealized gain (loss) on investments.......      408,644            392,152
                                                              -----------         ----------
  Increase (decrease) in net assets resulting from
     operations.............................................    1,051,253            656,983
                                                              -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................           --           (119,498)
  Net realized gains on investments.........................     (268,388)          (342,882)
                                                              -----------         ----------
       Total distributions to shareholders..................     (268,388)          (462,380)
                                                              -----------         ----------
FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold...............................................      784,022             95,975
  Reinvestment of distributions.............................      268,388            462,380
  Shares redeemed...........................................   (1,582,781)          (442,713)
                                                              -----------         ----------
       Total increase (decrease) in net assets resulting
        from capital share transactions.....................     (530,371)           115,642
                                                              -----------         ----------
       Total increase (decrease) in net assets..............      252,494            310,245
NET ASSETS:
  Beginning of period.......................................    3,109,351          2,799,106
                                                              -----------         ----------
  End of period.............................................  $ 3,361,845         $3,109,351
                                                              ===========         ==========
SHARES ISSUES AND REDEEMED:
  Issued....................................................       18,414              2,784
  Issued in reinvestment of distributions...................        6,585             13,656
  Redeemed..................................................      (37,287)           (12,625)
                                                              -----------         ----------
          Net increase (decrease)...........................      (12,288)             3,815
                                                              ===========         ==========

                       See notes to financial statements.

                                        INTERMEDIATE TERM
       EQUITY INCOME PORTFOLIO           BOND PORTFOLIO           LONG TERM BOND PORTFOLIO
     ---------------------------   ---------------------------   ---------------------------
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         1999           1998           1999           1998           1999           1998
     ------------   ------------   ------------   ------------   ------------   ------------
     $   305,800    $   375,239    $  3,263,672   $  2,897,928   $  6,952,073   $  5,178,086
       2,439,376      3,086,639         (43,997)        77,522       (699,531)     2,529,920
      (1,208,862)    (1,030,272)     (3,099,186)       678,142    (16,322,516)       895,785
     -----------    -----------    ------------   ------------   ------------   ------------
       1,536,314      2,431,606         120,489      3,653,592    (10,069,974)     8,603,791
     -----------    -----------    ------------   ------------   ------------   ------------
        (365,229)      (632,565)     (2,897,928)    (2,478,951)    (5,178,086)    (4,173,497)
      (3,095,880)    (2,642,564)             --             --     (2,529,914)      (314,904)
     -----------    -----------    ------------   ------------   ------------   ------------
      (3,461,109)    (3,275,129)     (2,897,928)    (2,478,951)    (7,708,000)    (4,488,401)
     -----------    -----------    ------------   ------------   ------------   ------------
         517,508        796,187      22,066,468     27,469,322     59,904,018     72,363,250
       3,461,109      3,275,129       2,897,928      2,478,951      7,708,000      4,488,401
      (3,395,551)    (4,147,192)    (26,123,240)   (15,808,455)   (67,473,704)   (33,363,015)
     -----------    -----------    ------------   ------------   ------------   ------------
         583,066        (75,876)     (1,158,844)    14,139,818        138,314     43,488,636
     -----------    -----------    ------------   ------------   ------------   ------------
      (1,341,729)      (919,399)     (3,936,283)    15,314,459    (17,639,660)    47,604,026
      19,801,487     20,720,886      59,531,453     44,216,994    122,956,790     75,352,764
     -----------    -----------    ------------   ------------   ------------   ------------
     $18,459,758    $19,801,487    $ 55,595,170   $ 59,531,453   $105,317,130   $122,956,790
     ===========    ===========    ============   ============   ============   ============
          22,131         29,633       2,013,583      2,465,899      4,471,785      5,224,600
         141,965        126,845         269,324        231,461        608,366        344,731
        (138,809)      (158,014)     (2,398,901)    (1,417,637)    (5,207,500)    (2,417,533)
     -----------    -----------    ------------   ------------   ------------   ------------
          25,287         (1,536)       (115,994)     1,279,723       (127,349)     3,151,798
     ===========    ===========    ============   ============   ============   ============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                               DECEMBER 31, 1999

                                                                   DIVERSIFIED PORTFOLIO
                                                              -------------------------------
                                                               YEAR ENDED         YEAR ENDED
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  1999               1998
                                                              ------------       ------------
OPERATIONS:
  Net investment income (loss)..............................   $   13,687         $   12,540
  Net realized gain (loss) on investments...................      573,398            406,579
  Net change in unrealized gain (loss) on investments.......      336,292            234,702
                                                               ----------         ----------
  Increase (decrease) in net assets resulting from
     operations.............................................      923,377            653,821
                                                               ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (12,540)          (233,109)
  Net realized gains on investments.........................     (411,314)          (468,435)
                                                               ----------         ----------
       Total distributions to shareholders..................     (423,854)          (701,544)
                                                               ----------         ----------
FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold...............................................      330,574            200,875
  Reinvestment of distributions.............................      423,854            701,544
  Shares redeemed...........................................     (965,818)          (804,465)
                                                               ----------         ----------
       Total increase (decrease) in net assets resulting
        from capital share transactions.....................     (211,390)            97,954
                                                               ----------         ----------
       Total increase (decrease) in net assets..............      288,133             50,231
NET ASSETS:
  Beginning of period.......................................    3,279,620          3,229,389
                                                               ----------         ----------
  End of period.............................................   $3,567,753         $3,279,620
                                                               ==========         ==========
SHARES ISSUES AND REDEEMED:
  Issued....................................................       15,810             10,555
  Issued in reinvestment of distributions...................       21,246             39,703
  Redeemed..................................................      (46,180)           (42,265)
                                                               ----------         ----------
          Net increase (decrease)...........................       (9,124)             7,993
                                                               ==========         ==========

                       See notes to financial statements.

           GOVERNMENT SECURITIES
                 PORTFOLIO                        MONEY MARKET PORTFOLIO
      -------------------------------       -----------------------------------
       YEAR ENDED         YEAR ENDED         YEAR ENDED           YEAR ENDED
      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
          1999               1998               1999                 1998
      ------------       ------------       -------------       ---------------
      $  2,966,251       $  1,817,929       $  14,803,010       $    12,917,964
               782             12,868                  --                    --
        (2,586,738)           449,812                  --                    --
      ------------       ------------       -------------       ---------------
           380,295          2,280,609          14,803,010            12,917,964
      ------------       ------------       -------------       ---------------
        (1,817,929)        (1,106,347)        (14,803,010)          (12,917,964)
           (11,126)                --                  --                    --
      ------------       ------------       -------------       ---------------
        (1,829,055)        (1,106,347)        (14,803,010)          (12,917,964)
      ------------       ------------       -------------       ---------------
        35,392,288         41,828,223         605,338,269         1,317,395,361
         1,829,055          1,106,347          14,803,010            12,917,964
       (33,050,372)       (14,559,912)       (633,030,174)       (1,139,178,202)
      ------------       ------------       -------------       ---------------
         4,170,971         28,374,658         (12,888,895)          191,135,123
      ------------       ------------       -------------       ---------------
         2,722,211         29,548,920         (12,888,895)          191,135,123
        54,614,813         25,065,893         349,421,360           158,286,237
      ------------       ------------       -------------       ---------------
      $ 57,337,024       $ 54,614,813       $ 336,532,465       $   349,421,360
      ============       ============       =============       ===============
         3,220,997          3,806,065         605,338,269         1,317,395,361
           169,044            104,570          14,803,010            12,917,964
        (3,025,293)        (1,323,593)       (633,030,174)       (1,139,178,202)
      ------------       ------------       -------------       ---------------
           364,748          2,587,042         (12,888,895)          191,135,123
      ============       ============       =============       ===============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                 EQUITY GROWTH PORTFOLIO
                                                                  ------------------------------------------------------
                                                                   1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $38.20      $36.08      $30.37      $25.11      $20.59
                                                                  ------      ------      ------      ------      ------
Income from investment operations:
Net investment income (loss)................................       (0.20)(c)    1.50        0.11        0.96        0.39
Net realized and unrealized gain (loss) on investments......       14.05        6.88        8.42        4.30        5.90
                                                                  ------      ------      ------      ------      ------
Total from investment operations............................       13.85        8.38        8.53        5.26        6.29
                                                                  ------      ------      ------      ------      ------
Dividends from net investment income........................          --       (1.62)      (0.96)         --       (0.39)
Distributions from net capital gains........................       (3.40)      (4.64)      (1.86)         --       (1.34)
Distributions in excess of realized capital gain............          --          --          --          --       (0.04)
                                                                  ------      ------      ------      ------      ------
Total distributions.........................................       (3.40)      (6.26)      (2.82)       0.00       (1.77)
                                                                  ------      ------      ------      ------      ------
Net asset value, end of period..............................      $48.65      $38.20      $36.08      $30.37      $25.11
                                                                  ======      ======      ======      ======      ======
Total return................................................       37.98%      25.46%      30.68%      20.95%      30.54%
Net assets, end of period (000).............................      $3,362      $3,109      $2,799      $2,155      $1,874
Ratio of expenses (excluding expense reduction) to average
  net assets................................................        1.49%       1.93%       1.33%       1.22%       1.28%
Ratio of expenses to average net assets.....................        1.46%       1.82%       1.23%       1.12%       1.23%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................       (0.53)%     (0.58)%      0.24%       0.53%       1.49%
Ratio of net investment income (loss) to average net
  assets....................................................       (0.49)%     (0.48)%      0.34%       0.62%       1.54%
Portfolio turnover..........................................          31%         38%         46%         44%         38%

                                                                                    EQUITY INCOME PORTFOLIO
                                                                  -----------------------------------------------------------
                                                                   1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $ 25.95      $ 27.10      $ 23.44      $ 19.61      $ 15.53
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
Net investment income (loss)................................         0.38(c)      0.78         0.61         0.98         0.69
Net realized and unrealized gain (loss) on investments......         1.90         2.62         5.96         2.89         4.45
                                                                  -------      -------      -------      -------      -------
Total from investment operations............................         2.28         3.40         6.57         3.87         5.14
                                                                  -------      -------      -------      -------      -------
Dividends from net investment income........................        (0.51)       (0.88)       (1.00)       (0.04)       (0.65)
Distributions from net capital gains........................        (4.30)       (3.67)       (1.91)          --        (0.41)
                                                                  -------      -------      -------      -------      -------
Total distributions.........................................        (4.81)       (4.55)       (2.91)       (0.04)       (1.06)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................      $ 23.42      $ 25.95      $ 27.10      $ 23.44      $ 19.61
                                                                  =======      =======      =======      =======      =======
Total return................................................         8.04%       12.63%       31.26%       19.76%       33.12%
Net assets, end of period (000).............................      $18,460      $19,801      $20,721      $18,572      $18,091
Ratio of expenses (excluding expense reduction) to average
  net assets................................................         0.70%        0.76%        0.59%        0.55%        0.56%
Ratio of expenses to average net assets.....................         0.70%        0.75%        0.58%        0.54%        0.55%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................         1.56%        1.86%        2.20%        2.78%        3.54%
Ratio of net investment income (loss) to average
  net assets................................................         1.57%        1.88%        2.20%        2.79%        3.54%
Portfolio turnover..........................................           27%          28%          29%          29%          27%

---------------
(c) Based on average shares outstanding.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                               INTERMEDIATE TERM BOND PORTFOLIO
                                                                  -----------------------------------------------------------
                                                                   1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $ 11.33      $ 11.12      $ 10.96      $ 10.57      $  9.75
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
Net investment income (loss)................................         0.61(c)      0.51         0.63         0.62         0.63
Net realized and unrealized gain (loss) on investments......        (0.59)        0.28         0.16        (0.23)        0.82
                                                                  -------      -------      -------      -------      -------
Total from investment operations............................         0.02         0.79         0.79         0.39         1.45
                                                                  -------      -------      -------      -------      -------
Dividends from net investment income........................        (0.53)       (0.58)       (0.63)          --        (0.63)
Distributions from net capital gains........................           --           --           --           --           --
                                                                  -------      -------      -------      -------      -------
Total distributions.........................................        (0.53)       (0.58)       (0.63)        0.00        (0.63)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................      $ 10.82      $ 11.33      $ 11.12      $ 10.96      $ 10.57
                                                                  =======      =======      =======      =======      =======
Total return................................................         0.23%        7.44%        7.70%        3.69%       14.82%
Net assets, end of period (000).............................      $55,595      $59,531      $44,217      $40,045      $37,520
Ratio of expenses (excluding expense reduction) to average
  net assets................................................         0.57%        0.62%        0.51%        0.48%        0.49%
Ratio of expenses to average net assets.....................         0.57%        0.61%        0.51%        0.47%        0.49%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................         5.50%        5.60%        5.97%        5.87%        6.10%
Ratio of net investment income (loss) to average
  net assets................................................         5.50%        5.61%        5.98%        5.88%        6.10%
Portfolio turnover..........................................           40%          18%          79%          34%          32%

                                                                                    LONG TERM BOND PORTFOLIO
                                                                  -------------------------------------------------------------
                                                                    1999          1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $  14.17      $  13.64      $ 12.84      $ 12.88      $ 10.47
                                                                  --------      --------      -------      -------      -------
Income from investment operations:
Net investment income (loss)................................          0.74(c)       0.56         0.76         0.79         0.74
Net realized and unrealized gain (loss) on investments......         (1.80)         0.75         0.83        (0.83)        2.41
                                                                  --------      --------      -------      -------      -------
Total from investment operations............................         (1.06)         1.31         1.59        (0.04)        3.15
                                                                  --------      --------      -------      -------      -------
Dividends from net investment income........................         (0.53)        (0.72)       (0.79)          --        (0.74)
Distributions from net capital gains........................         (0.26)        (0.06)          --           --           --
                                                                  --------      --------      -------      -------      -------
Total distributions.........................................         (0.79)        (0.78)       (0.79)        0.00        (0.74)
                                                                  --------      --------      -------      -------      -------
Net asset value, end of period..............................      $  12.32      $  14.17      $ 13.64      $ 12.84      $ 12.88
                                                                  ========      ========      =======      =======      =======
Total return................................................         (7.60)%       10.08%       13.44%       (0.31)%      30.04%
Net assets, end of period (000).............................      $105,317      $122,957      $75,353      $62,099      $62,018
Ratio of expenses (excluding expense reduction) to average
  net assets................................................          0.55%         0.58%        0.49%        0.46%        0.48%
Ratio of expenses to average net assets.....................          0.55%         0.57%        0.49%        0.46%        0.48%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................          5.68%         5.50%        6.33%        6.40%        6.58%
Ratio of net investment income (loss) to average net
  assets....................................................          5.68%         5.50%        6.33%        6.40%        6.58%
Portfolio turnover..........................................            43%           41%          37%          60%          79%

---------------
(c) Based on average shares outstanding.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                  DIVERSIFIED PORTFOLIO
                                                                  ------------------------------------------------------
                                                                   1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $19.91      $20.61      $17.99      $15.72      $13.14
                                                                  ------      ------      ------      ------      ------
Income from investment operations:
Net investment income (loss)................................        0.08(c)     1.41        0.34        0.36        0.43
Net realized and unrealized gain (loss) on investments......        5.60        2.85        3.80        1.91        3.03
                                                                  ------      ------      ------      ------      ------
Total from investment operations............................        5.68        4.26        4.14        2.27        3.46
                                                                  ------      ------      ------      ------      ------
Dividends from net investment income........................       (0.08)      (1.65)      (0.39)       0.00       (0.43)
Distributions from net capital gains........................       (2.58)      (3.31)      (1.13)       0.00       (0.43)
Distributions in excess of realized capital gain............        0.00        0.00        0.00        0.00       (0.02)
                                                                  ------      ------      ------      ------      ------
Total distributions.........................................       (2.66)      (4.96)      (1.52)       0.00       (0.88)
                                                                  ------      ------      ------      ------      ------
Net asset value, end of period..............................      $22.93      $19.91      $20.61      $17.99      $15.72
                                                                  ======      ======      ======      ======      ======
Total return................................................       30.53%      23.69%      24.97%      14.44%      26.32%
Net assets, end of period (000).............................      $3,568      $3,280      $3,229      $3,381      $3,272
Ratio of expenses (excluding expense reduction) to average
  net assets................................................        1.50%       1.83%       1.10%       0.91%       0.95%
Ratio of expenses to average net assets.....................        1.46%       1.75%       1.03%       0.84%       0.91%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................        0.36%       0.32%       1.36%       1.94%       2.65%
Ratio of net investment income (loss) to average net
  assets....................................................        0.40%       0.40%       1.43%       2.02%       2.68%
Portfolio turnover..........................................          27%         34%         33%         24%         28%

                                                                               GOVERNMENT SECURITIES PORTFOLIO
                                                                  ----------------------------------------------------------
                                                                   1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $ 11.17      $ 10.89      $ 10.58      $ 10.21      $ 9.51
                                                                  -------      -------      -------      -------      ------
Income from investment operations:
Net investment income (loss)................................         0.56(c)      0.33         0.45         0.45        0.34
Net realized and unrealized gain (loss) on investments......        (0.49)        0.39         0.28        (0.08)       0.70
                                                                  -------      -------      -------      -------      ------
Total from investment operations............................         0.07         0.72         0.73         0.37        1.04
                                                                  -------      -------      -------      -------      ------
Dividends from net investment income........................        (0.33)       (0.44)       (0.42)        0.00       (0.34)
Distributions from net capital gains........................         0.00(d)        --           --           --        0.00(d)
                                                                  -------      -------      -------      -------      ------
Total distributions.........................................        (0.33)       (0.44)       (0.42)        0.00       (0.34)
                                                                  -------      -------      -------      -------      ------
Net asset value, end of period..............................      $ 10.91      $ 11.17      $ 10.89      $ 10.58      $10.21
                                                                  =======      =======      =======      =======      ======
Total return................................................         0.66%        6.85%        7.18%        3.62%      10.89%
Net assets, end of period (000).............................      $57,337      $54,615      $25,066      $16,383      $8,556
Ratio of expenses (excluding expense reduction) to average
  net assets................................................         0.58%        0.64%        0.56%        0.55%       0.74%
Ratio of expenses to average net assets.....................         0.57%        0.62%        0.54%        0.52%       0.70%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................         5.08%        5.09%        5.50%        5.56%       6.06%
Ratio of net investment income (loss) to average net
  assets....................................................         5.09%        5.10%        5.52%        5.59%       6.10%
Portfolio turnover..........................................            8%          30%          19%          13%          0%

---------------
(c) Based on average shares outstanding.
(d) Less than $.01 per share.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      MONEY MARKET PORTFOLIO
                                                                 ----------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                 --------      --------      --------      --------      --------
Income from investment operations:
Net investment income (loss)...............................          0.05          0.05          0.05          0.05          0.05
Net realized and unrealized gain (loss) on investments.....            --            --            --            --            --
                                                                 --------      --------      --------      --------      --------
Total from investment operations...........................          0.05          0.05          0.05          0.05          0.05
                                                                 --------      --------      --------      --------      --------
Dividends from net investment income.......................         (0.05)        (0.05)        (0.05)        (0.05)        (0.05)
Distributions from net capital gains.......................            --            --            --            --            --
                                                                 --------      --------      --------      --------      --------
Total distributions........................................         (0.05)        (0.05)        (0.05)        (0.05)        (0.05)
                                                                 --------      --------      --------      --------      --------
Net asset value, end of period.............................      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                 ========      ========      ========      ========      ========
Total return...............................................          4.98%         5.25%         5.27%         5.12%         5.64%
Net assets, end of period (000)............................      $336,532      $349,421      $158,286      $144,932      $110,367
Ratio of expenses (excluding expense reduction) to average
  net assets...............................................          0.44%         0.45%         0.46%         0.45%         0.46%
Ratio of expenses to average net assets....................          0.44%         0.45%         0.45%         0.44%         0.45%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets.........................          4.84%         5.08%         5.11%         4.94%         5.29%
Ratio of net investment income (loss) to average net
  assets...................................................          4.84%         5.09%         5.11%         4.95%         5.30%

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven separate investment funds or portfolios as follows: Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own expenses and also its proportionate share of the general expenses of the Fund. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

     The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities held by Money Market Portfolio are valued at amortized cost.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     Bonds are valued at the last price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of December 31, 1999, there were no such securities.

  B. Federal Income Taxes:

     No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

  C. Security Transactions and Investment Income:

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for accounting and Federal income tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

  D. Expenses:

     Each portfolio bears expenses incurred specifically on its behalf, such as advisory and custodian fees, as well as a portion of the common expenses of the Fund which are generally allocated based on average net assets.

                             MONY SERIES FUND, INC.

                               DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  E. Dividends and Distributions:

     Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio.

     Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

  F. Use of Estimates in Preparation of Financial Statements:

     Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee. The investment advisory fee is payable monthly and is computed as a percentage of each portfolio's average daily net assets at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of each of the Fund's portfolios except the Money Market Portfolio, which is 0.40% of the first $400,000,000 of the average daily net assets; 0.35% of the next $400,000,000 of the average daily net assets of each of the Fund's portfolios; and 0.30% of the average daily net assets of each of the Fund's portfolios in excess of $800,000,000.

     MONY also provided transfer agent services to the fund until November 30, 1999, when transfer agency services were contracted with State Street Bank and Trust Company. The fees associated with transfer agent services are included in accounting fees in the accompanying statements of operations. Effective December 1, 1999, the fund contracted with Enterprise Capital Management ("ECM"), a wholly-owned subsidiary of MONY, to provide administrative services to the fund. ECM receives an administrative fee equal to 0.03% of the fund's average daily net assets.

     Aggregate directors fees incurred for non-affiliated Directors' of the Fund for the year ended December 31, 1999 amounted to $47,211.

4. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios as follows: Equity Growth (150 million shares); Equity Income (150 million shares); Intermediate Term Bond (150 million shares); Long Term Bond (150 million shares); Diversified (150 million shares); Government Securities (150 million shares); and Money Market (750 million shares). The remaining shares may be issued to any new or existing portfolio upon approval of the Board of Directors.

                             MONY SERIES FUND, INC.

                               DECEMBER 31, 1999

5. PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 1999 purchases and sales of investments, other than short-term investments, were as follows:

                                                                                       PURCHASES       SALES
                                                                                       ---------       -----
Equity Growth..........................................  Common Stock                 $   986,223   $ 1,755,167
Equity Income..........................................  Common Stock                   5,218,806     7,868,228
Intermediate Term Bond.................................  U.S. Government Obligations   17,291,074    18,489,875
                                                         Corporate Bonds                7,003,198     4,734,450
Long Term Bond.........................................  U.S. Government Obligations   34,415,428    33,462,176
                                                         Corporate Bonds               23,660,181    16,277,785
Diversified............................................  Common Stock                     905,870     1,426,029
Government Securities..................................  U.S. Government               27,501,171     3,895,675

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At December 31, 1999, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                        UNREALIZED     UNREALIZED     NET UNREALIZED
                      PORTFOLIO                           TAX COST         GAIN           LOSS         GAIN (LOSS)
                      ---------                           --------      ----------     ----------     --------------
Equity Growth.........................................  $  1,714,519    $1,609,453    $    (10,588)    $  1,598,865
Equity Income.........................................    13,170,320     5,681,439        (401,468)       5,279,971
Intermediate Term Bond................................    55,923,671         9,604      (1,696,566)      (1,686,962)
Long Term Bond........................................   113,763,013       313,880     (10,545,468)     (10,231,588)
Diversified...........................................     2,093,997     1,447,384         (13,597)       1,433,787
Government Securities.................................    57,886,835        30,184      (1,848,950)      (1,818,766)

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns, market discounts, and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

     During the year ended December 31, 1999, the Equity Growth Portfolio increased undistributed net investment income and decreased undistributed realized gains by $15,892 and the Equity Income Portfolio increased undistributed realized gains and decreased undistributed net investment income by $8,521. These differences are primarily due to return of capital distributions received on investments. These reclassifications had no impact on net assets or net asset values per share.

                             MONY SERIES FUND, INC.

                               DECEMBER 31, 1999

7. FEDERAL INCOME TAX-CAPITAL LOSS CARRYFORWARD

     At December 31, 1999, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                         PORTFOLIO                             AMOUNT     EXPIRATION DATE
                         ---------                             ------     ---------------
Intermediate Term Bond......................................  $ 22,753   December 31, 2004
                                                               112,050   December 31, 2005
                                                                34,136   December 31, 2007
                                                              --------
                                                              $168,939
                                                              ========
Long Term Bond..............................................   492,687   December 31, 2007
                                                              ========

                             MONY SERIES FUND, INC.
                               DECEMBER 31, 1999
                      FEDERAL TAX INFORMATION (UNAUDITED):

     The capital gains distributions paid to shareholders from each Portfolio, taken in additional shares, were as follows:

Equity Growth...............................................  $  244,903
Equity Income...............................................   3,095,880
Intermediate Term Bond......................................          --
Long Term Bond..............................................   2,277,660
Diversified.................................................     360,297
Government Securities.......................................       1,135

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of MONY Series Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market Portfolios of the MONY Series Fund, Inc. (collectively the "Fund") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2000

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                                     Chairman, President and Director
Joel Davis                                            Director
Michael J. Drabb                                      Director
Alan J. Hartnick                                      Director
Floyd L. Smith                                        Director
Robert H. Kramer                                      Vice President-Compliance
David V. Weigel                                       Treasurer
John P. Keller                                        Controller
Frederick C. Tedeschi                                 Secretary

INVESTMENT ADVISER
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corporation
1740 Broadway
New York, New York 10019

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

This report is authorized for distribution only to shareholders and to others who have received a copy of this Fund's prospectus.

                      (This page intentionally left blank)

                         ENTERPRISE ACCUMULATION TRUST

                           MULTI-CAP GROWTH PORTFOLIO

FRED ALGER MANAGEMENT, INC.
NEW YORK, NEW YORK

Investment Management

     Fred Alger Management, Inc., which has approximately $17 billion in assets under management, became the manager of the Portfolio on July 15, 1999, the Portfolio's inception date. Alger's normal investment minimum is $5 million.

Investment Objective

     Long-term capital appreciation.

Investment Strategies

     The Multi-Cap Growth Portfolio invests primarily in growth stocks. The Portfolio Manager believes that these companies tend to fall into one of two categories: High Unit Volume Growth and Positive Life Cycle Change. High Unit Volume Growth companies are those vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line. Positive Life Cycle Change companies are those companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management; new products or technologies; restructuring or reorganization; or merger and acquisition. The Portfolio can leverage, that is, borrow money, to buy additional securities for its portfolio. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased, exceeds the cost of borrowing, including the interest paid on the money borrowed. The Enterprise Multi-Cap Growth Portfolio seeks long term capital appreciation by investing in companies across all market capitalization ranges.

1999 Performance Review

     The birth of the Portfolio took place at the start of the third quarter, a period during which the market experienced widespread weakness. After peaking in mid-July, the S&P 500 began a downward trend that resulted in a -6.25 percent return for the quarter. Only gains posted in the technology sector helped to buoy the double-digit losses suffered by consumer staples, financials and transportation stocks and prevented the S&P 500 from slipping even further. Heavy losses were evident in other indices in the third quarter, including the S&P MidCap 400 Index, -8.40 percent, and the Russell 2000 Index, -6.64 percent.

     A variety of bearish indicators also appeared. On August 24, the Federal Reserve raised both the Fed Funds rate and the discount rate by 0.25 percent. During September, the Dow broke below the key 10,400 support level, the S&P 500 broke below its 200-day moving average line and the advance-decline line continued to be very weak. Technology stocks also finally broke down during the last month of the third quarter, leading the market downward.

     After an anemic third quarter, however, domestic equity markets bounced back in vigorous fashion. Growth stocks continued to significantly outperform value stocks, and technology companies persisted as the clear market leaders. And while large cap stocks continued to perform well, their smaller counterparts were the obvious market standouts. Most major equity indices across all market capitalizations generated strong double-digit returns during the final three months of the year, ensuring that 1999 was yet another successful year for stock investors.

     1999 was a particularly good year for investors in the Enterprise Multi-Cap Growth Portfolio. Fortunately, the Portfolio was well positioned to benefit from the strong performance of certain segments of the market. Management's growth stock philosophy was of great benefit during a year in which value severely underperformed growth.

     In addition, the Portfolio was heavily weighted in technology companies throughout the year. Stocks such as Yahoo!, Microsoft and America Online fueled much of the Portfolio's gains. Technology stocks were the clear market leaders in 1999, thus making the Portfolio extremely well positioned for the strong bull market. Specifically, the boom in Internet stocks was of great benefit to the Portfolio. Exceptional stock picking and a number of superb July IPO allocations also account for the excellent performance.

     The total return generated by the Portfolio was heavily impacted by the inclusion of numerous IPOs during the month of July. Without exception, all of the IPO allocations during July produced positive returns for the Portfolio. In many cases these returns were exceptionally high, and in many cases large percentages of the IPO allocations were eliminated from the Portfolio within a day or two of their purchase. Examples of IPO allocations that more than doubled in price and were completely or partially liquidated within two days of purchase include: MP3.com Inc., Gadzoox Networks Inc., and Hoovers Inc.

     In total, the IPOs accounted for virtually all of the Portfolio's gains of
93.6 percent during the month of July in what was otherwise an anemic month for technology stocks. Better than normal IPO allocations for Fred Alger Management and unusually strong IPO performance help to account for the tremendous returns. Also, the relatively small asset size of the Portfolio during its first month of existence greatly exaggerated the impact of IPOs on performance. The exceptional returns produced by the Portfolio during the month of July were a one-time anomaly and will be virtually impossible to reproduce.

     IPOs did not impact the returns generated by the Portfolio after July 31, 1999. No new IPOs were added to the Portfolio after the end of July. Therefore, August, September and fourth quarter return figures are IPO-free.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                                                          LIPPER MULTI-CAP CORE
                                               MULTI-CAP GROWTH PORTFOLIO        S&P 500 INDEX*                  INDEX*
                                               --------------------------        --------------           ---------------------
7/31/99                                                 10000.00                    10000.00                    10000.00
1999                                                    15113.60                    11117.20                    11163.70

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
            * Return calculated as of July 31, 1999 to correspond with the indices indicated. Actual return since inception of July 15, 1999 was 192.60%.
           ** The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. The Lipper Multi-Cap Core Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Multi-Cap Core Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     The economy of 2000 is likely to resemble the economy of 1999, but it will probably not grow as rapidly. This is an inevitable by-product of higher interest rates. Despite this, there are factors that may keep the economy moving along at a decent rate: low unemployment, good wage gains, and positive psychology. Inflation may remain subdued as a result of continually increasing productivity and the slowing of economic growth. The flattening of oil prices and the impact of the Internet on pricing may also help subdue inflation.

     Interest rates may eventually fall, at some point responding to the slowing economy and the dropping inflation. Presently, interest rates are being held up artificially by concerns about the actions of the Fed. If the Fed lays off, interest rates may drop.

     Corporate earnings may not be as strong in 2000 as in 1999. The top-down forecast for S&P earnings is an increase of 10 percent, which is lower than the 14 percent estimated for this year. It would be logical to assume that the market will rise less vigorously as well.

     Should market conditions become neutral or favorable, Alger expects that the Multi-Cap Growth Portfolio may continue to outperform broad market averages. Technology stocks may continue to do well next year, as this is one of the few areas of the economy which is truly booming. Consequently, despite high valuation, rapidly growing companies may remain the best place to invest, with IT companies in the vanguard. Alger's reliance on comprehensive, in-house fundamental research may ensure the Portfolio remains stocked with the most appealing growth investments.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                           MULTI-CAP GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 86.76%              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
ADVERTISING -- 0.40%
  Omnicom Group Inc.                         1,900        $   190,000
BROADCASTING -- 4.74%
  AT&T Corporation -- Liberty
    Media Group (a)                          8,800            499,400
  Clear Channel Communications
    Inc. (a)                                11,600          1,035,300
  Echostar Communications
    Corporation (Class A) (a)                7,600            741,000
                                                          -----------
                                                            2,275,700
CABLE -- 1.74%
  Cablevision Systems Corporation
    (Class A) (a)                            1,900            143,450
  Comcast Corporation (a)                    8,850            447,478
  Cox Communications Inc. (Class
    A) (a)                                   4,700            242,050
                                                          -----------
                                                              832,978
COMMUNICATIONS -- 2.07%
  Brocade Communications Systems
    Inc. (a)                                 5,600            991,200
COMPUTER HARDWARE -- 3.56%
  Cisco Systems Inc. (a)                     7,400            792,725
  Dell Computer Corporation (a)              8,900            453,900
  Intel Corporation                          5,600            460,950
                                                          -----------
                                                            1,707,575
COMPUTER SERVICES -- 19.41%
  America Online Inc. (a)                   29,300          2,210,319
  Ariba Inc. (a)                             9,200          1,631,850
  ASM Lithography Holding (a)                  900            102,375
  At Home Corporation (a)                   12,950            555,231
  CNET Inc. (a)                              8,200            465,350
  Digital Islands (a)                        5,000            475,625
  Sun Microsystems Inc. (a)                  9,600            743,400
  VeriSign Inc. (a)                          6,000          1,145,625
  Yahoo! Inc. (a)                            4,577          1,980,411
                                                          -----------
                                                            9,310,186
COMPUTER SOFTWARE -- 10.42%
  Exodus Communications Inc. (a)            17,000          1,509,812
  Legato Systems Inc. (a)                    6,600            454,163
  Microsoft Corporation (a)                 12,000          1,401,000
  RealNetworks Inc. (a)                      1,500            180,469
  Vignette Corporation (a)                   8,900          1,450,700
                                                          -----------
                                                            4,996,144
ELECTRICAL EQUIPMENT -- 0.58%
  Teradyne Inc. (a)                          4,200            277,200
ELECTRONICS -- 9.83%
  Altera Corporation (a)                    11,200            555,100
  Applied Micro Circuits
    Corporation (a)                          7,000            890,750
  Broadcom Corporation (Class A)
    (a)                                      3,400            926,075
  Conexant Systems Inc. (a)                 12,600            836,325
  PMC-Sierra Inc. (a)                        5,600            897,750
  SDL Inc. (a)                               2,800            610,400
                                                          -----------
                                                            4,716,400
ENERGY -- 0.77%
  Calpine Corporation (a)                    5,800            371,200
FINANCE -- 0.39%
  Morgan Stanley Dean Witter &
    Company                                  1,300            185,575
MACHINERY -- 0.24%
  Applied Materials Inc. (a)                   900            114,019

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
MANUFACTURING -- 0.83%
  Corning Inc.                               3,100        $   399,706
MEDICAL INSTRUMENTS -- 1.27%
  Affymetrix Inc. (a)                        3,600            610,875
MEDICAL SERVICES -- 0.88%
  Biogen Inc. (a)                            5,000            422,500
MISC. FINANCIAL SERVICES -- 1.97%
  American Express Company                   2,900            482,125
  Citigroup Inc.                             8,300            461,169
                                                          -----------
                                                              943,294
MULTI-LINE INSURANCE -- 0.16%
  American International Group
    Inc.                                       700             75,687
OIL SERVICES -- 2.10%
  BJ Services Company (a)                    5,600            234,150
  Halliburton Company                       13,350            537,337
  Nabors Industries Inc. (a)                 7,700            238,219
                                                          -----------
                                                            1,009,706
PHARMACEUTICALS -- 5.42%
  Abgenix Inc. (a)                           3,400            450,500
  Amgen Inc. (a)                            15,700            942,981
  MedImmune Inc. (a)                         1,300            215,638
  Protein Design Labs Inc. (a)               7,800            546,000
  Warner-Lambert Company                     5,400            442,462
                                                          -----------
                                                            2,597,581
RETAIL -- 5.44%
  Amazon.com Inc. (a)                        5,200            395,850
  Costco Wholesale Corporation (a)             800             73,000
  eBay Inc. (a)                              9,200          1,151,725
  Home Depot Inc.                           10,800            740,475
  Wal-Mart Stores Inc.                       3,600            248,850
                                                          -----------
                                                            2,609,900
TECHNOLOGY -- 2.64%
  Linear Technology Corporation              6,600            472,312
  Texas Instruments Inc.                     1,700            164,688
  Xilinx Inc. (a)                           13,800            627,469
                                                          -----------
                                                            1,264,469
TELECOMMUNICATIONS -- 6.47%
  Efficient Networks Inc. (a)                7,100            482,800
  Global TeleSystems Group Inc.
    (a)                                     13,600            470,900
  Lucent Technologies Inc.                   6,600            493,762
  MCI WorldCom Inc. (a)                      6,150            326,334
  McLeodUSA Inc. (a)                         3,400            200,175
  QUALCOMM Inc. (a)                          2,800            493,150
  Sprint Corporation                         2,600            175,013
  Sycamore Networks Inc. (a)                 1,500            462,000
                                                          -----------
                                                            3,104,134
WIRELESS COMMUNICATIONS -- 5.43%
  Digital Microwave Corporation
    (a)                                     12,000            281,250
  Motorola Inc.                              4,600            677,350
  Nextel Communications Inc.
    (Class A) (a)                            8,600            886,875
  Nokia Corporation (ADR)                    1,950            370,500
  Sprint PCS (a)                             3,800            389,500
                                                          -----------
                                                            2,605,475
                                                          -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $31,555,938)                              41,611,504
---------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                   MULTI-CAP GROWTH PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
COMMERCIAL PAPER -- 14.65%
---------------------------------------------------------------------
    AES Hawaii Inc. 6.60% due
      01/12/00                          $  940,000        $   938,104
    Austra Corporation Asset
      Collateral, 7.07% due
      01/10/00                           1,900,000          1,896,642
    Countrywide Home Loans Inc.
      5.35% due 01/07/00                 1,800,000          1,798,395
    Merrill Lynch & Company Inc.
      5.55% due 01/27/00                 1,400,000          1,394,389
    Textron Inc. 6.90% due
      01/14/00                           1,000,000            997,508
                                                          -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $7,025,038)                                7,025,038
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.16%
---------------------------------------------------------------------
    State Street Bank & Trust
      Repurchase Agreement, 2.50%
      due 01/03/00
      Collateral: U.S. Treasury
      Note $570,000, 6.25%, due
      06/30/02
      Value $570,098                       554,000            554,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $554,000)                                    554,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $39,134,976)                             $49,190,542
OTHER ASSETS LESS LIABILITIES -- (2.57)%                   (1,230,598)
                                                          -----------
NET ASSETS -- 100%                                        $47,959,944
=====================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY GROWTH PORTFOLIO

WILLIAM D. WITTER, INC.
NEW YORK, NEW YORK

Investment Management

     William D. Witter, Inc., which has approximately $1.4 billion in assets under management, became manager of the Portfolio on December 1, 1998. Witter's normal investment minimum for a separate account is $1 million.

Investment Objective

     The objective of the Enterprise Small Company Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The Small Company Growth Portfolio invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Portfolio Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Portfolio Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Portfolio Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Portfolio Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially over-weighted in the Portfolio, or when the company no longer meets expectations. The Portfolio Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

1999 Performance Review

     In 1999, concentrating on equities of growing companies was a successful strategy. Regardless of capitalization sector, growth securities achieved better results than those of the core or value classifications.

     "At a reasonable price" is subject to a variety of interpretations. Witter defines the phrase as meaning equities whose price/ earnings ratios, based on forward earnings, are less than their projected growth rates. In 1999, this interpretation restrained the results. Many of the best performing equities were Internet-related and others that had limited revenues and no immediate prospects for earnings. In fact, the highest achiever of the equities in the Portfolio was Intranet Solutions, Inc., an exception to Witter's basic approach. The company was founded in 1990 and was originally a systems integration and consulting firm in Eden Prairie, MN. Recently it acquired software that allows information to move directly from a PC to the Internet. This system avoids writing additional code for entry into a server and saves both time and money. The company's revenues are less than $20 million and it is projected to earn $0.12 per share for the March 2000 fiscal year. The stock was purchased between $7.25 and $7.50 per share in August 1999 and ended the year at $37 per share.

     The practice of concentrating on companies with strong financials was a positive contributor. Portfolio turnover was 62 percent in 1999. In view of the volatility that existed, greater transaction activity may have added to the return. Such an approach, however, would have increased long-term capital gains.

     With the exception of the second quarter in which GDP expanded at a 1.8 percent annualized rate, the economy grew at a 4 percent-plus pace. Except for industrial capacity, most components of the economy were being utilized at levels that were expected to increase inflation. In addition, concerns developed that global demand would rise too rapidly. Consequently, interest rates moved higher. For example, the yield on five-year maturity U.S. Treasuries, which started the year at 4.55 percent, was at 6.49 percent on December 31. With the exception of the transportation sector commitments such as Alaska Air, higher borrowing costs had only minor effects on the underlying earnings of the holdings.

     Another significant macro-economic trend during the period was the rise in capital spending with particular emphasis on equipment and software. Following a
15.8 percent increase in these components in 1998, in 1999 these expenditures were estimated to have increased between 12 and 13 percent. Throughout the year, technology (defined broadly) represented the largest single component of the Portfolio. As of December 31, the combination of computer services and software, electronics, and the technology sub-component accounted for 46.5 percent of the Portfolio. In addition to the particularly positive performance of Intranet Solutions, Applied Science & Technology, Cymer Inc., and Exchange Applications produced returns of 224 percent, 214 percent, and 108 percent, respectively.

     Other key contributors to the results were medical device companies such as Cytyc Corp., Candela Corp., and Aurora Biosciences. Less dramatic but meaningful advances were achieved by companies in unrelated areas such as AstroPower, a producer of solar energy products, Charles River Associates, an economic consulting firm, and Ryanair Holdings, a Dublin based discount airline growing at 20 to 25 percent per year.

     Equities that negatively impacted the Portfolio's return included the transportation sector positions, with the exception of Ryanair Holdings, and companies that experienced what Witter believes and hope to be temporary interruptions of their fundamental growth. This group includes Catalytica, Inc., whose North Carolina pharmaceutical production facilities were impacted by Hurricane Floyd. Another example was Theragenics Corporation, whose revenue and earnings momentum was affected by its outsourcing its marketing function to Johnson & Johnson. Other issues whose performance was below average included non-technology companies like On Assignment, Inc., a staffing specialist, whose 18X price/earnings ratio is less than its past and projected earnings growth rate of 20 percent plus. Investors simply had limited interest in this type of holding.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                  SMALL COMAPNY GROWTH                                   LIPPER SMALL CAP GROWTH
                                                        PORTFOLIO              RUSSELL 2000 INDEX*               INDEX**
                                                  --------------------         -------------------       -----------------------
11/30/98                                                10000.00                    10000.00                    10000.00
1998                                                    10920.00                    10619.00                    11003.00
1999                                                    17000.00                    12877.00                    17732.00

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investors returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The Russell 2000 is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. The Lipper Small-Cap Growth Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Small-Cap Growth Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     As the current economic expansion is about to become the longest advance in U.S. history, there appears to be no significant imbalances that may cause a recession. The focus of businesses on productivity improvement has been visible and is projected to continue. Consequently, opportunities for new technology products and services will be present over the near and intermediate terms. The combination of Federal policy and the concerns about inflation by fixed-income investors will regulate economic growth but not destroy it.

     Valuation levels of common stocks have been uneven and are expected to continue to be so. The prospects of rapid growth attract funds and moderate growth attracts only moderate interest.

     Witter shall continue to use 25 percent as a minimum return expectation for all new purchases. While long-term capital appreciation is the Portfolio's goal, in view of the volatility that persists, reductions of successful holdings following sharp price increases may be made.

     Small companies as a class produced good relative performance in the last nine months of the year. The Russell and S&P returns were 26.3 percent and 15.5 percent, respectively. Witter believes this trend may continue and that a larger number of small capitalization issues will participate.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
     COMMON STOCKS -- 91.28%         PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AEROSPACE -- 0.78%
  AAR Corporation                           10,150        $   182,066
BUSINESS SERVICES -- 10.52%
  Charles River Associates Inc.
    (a)                                     20,200            676,700
  Labor Ready Inc. (a)                      30,750            372,844
  Maximus Inc. (a)                          23,800            807,712
  Object Design Inc. (a)                    12,000            174,000
  On Assignment Inc. (a)                    14,500            433,188
                                                          -----------
                                                            2,464,444
COMPUTER SERVICES -- 11.50%
  Integral Systems Inc. Maryland
    (a)                                     15,300            675,112
  Kronos Inc. (a)                           11,625            697,500
  Mapinfo Corporation (a)                   24,000            882,000
  National Computer Systems Inc.            11,700            440,213
                                                          -----------
                                                            2,694,825
COMPUTER SOFTWARE -- 14.39%
  Exchange Applications Software
    (a)                                      8,200            458,175
  Intranet Solutions Inc. (a)               11,000            407,000
  Legato Systems Inc. (a)                   13,760            946,860
  Pervasive Software Inc. (a)               33,000            558,937
  Sterling Software Inc. (a)                15,400            485,100
  Timberline Software Corporation           14,600            196,188
  Wind River Systems Inc. (a)                8,700            318,637
                                                          -----------
                                                            3,370,897
ELECTRONICS -- 13.85%
  Applied Science & Technology
    Inc. (a)                                33,100          1,100,058
  Cymer Inc. (a)                            17,900            823,400
  Nanometrics Inc. (a)                      25,700            517,212
  Veeco Instruments Inc. (a)                17,200            805,175
                                                          -----------
                                                            3,245,845
MANUFACTURING -- 7.31%
  Astropower Inc. (a)                       44,140            617,960
  Mueller Industries Inc. (a)                5,940            215,325
  PRI Automation Inc. (a)                   13,100            879,337
                                                          -----------
                                                            1,712,622
MEDICAL INSTRUMENTS -- 11.37%
  Candela Corporation (a)                   44,000            819,500
  Cytyc Corporation (a)                     13,600            830,450
  Staar Surgical Company (a)                22,000            214,500
  Theragenics Corporation (a)               36,080            326,975
  Varian Medical Systems Inc. (a)           15,900            474,019
                                                          -----------
                                                            2,665,444
MEDICAL SERVICES -- 1.86%
  Impath Inc. (a)                           17,100            434,981
SECURITY & INVESTIGATION SERVICES -- 1.24%
  Barringer Technologies Inc. (a)           47,500            290,938
TECHNOLOGY -- 5.84%
  Aurora Bioscience Corporation
    (a)                                     30,200            800,300
  Catalytica Inc. (a)                       41,830            567,319
                                                          -----------
                                                            1,367,619

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
TRANSPORTATION -- 11.01%
  Alaska Air Group Inc. (a)                 11,200        $   393,400
  Amtran Inc. (a)                           18,500            358,438
  Atlas Air Inc. (a)                        22,240            610,210
  Ryanair Holdings (ADR) (a)                13,335            735,092
  Sea Containers Ltd. (Class A)             18,100            481,912
                                                          -----------
                                                            2,579,052
TRAVEL/ENTERTAINMENT/LEISURE -- 1.61%
  Polaris Industries Inc.                   10,400            377,000
                                                          -----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $16,312,568)                              21,385,733
---------------------------------------------------------------------

U.S. TREASURY BILLS -- 0.85%
---------------------------------------------------------------------
  U.S. Treasury Bill
    4.925% due 01/20/00                 $  200,000            199,480
                                                          -----------

TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $199,480)                                    199,480
---------------------------------------------------------------------

COMMERCIAL PAPER -- 6.98%
---------------------------------------------------------------------
  Laclede Gas Company
    4.45% due 01/05/00                     339,000            338,832
  Peoples Energy Corporation
    5.10% due 01/04/00                   1,000,000            999,575
  Stellar Funding Group
    6.90% due 01/06/00                     298,000            297,715
                                                          -----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,636,122)                                1,636,122
---------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.44%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury Note
    $340,000, 6.625% due 04/30/02,
    Value $350,212                         337,000            337,000
                                                          -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $337,000)                                    337,000
---------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $18,485,170)                             $23,558,335

OTHER ASSETS LESS LIABILITIES -- (0.55)%                     (129,065)
                                                          -----------
NET ASSETS -- 100%                                        $23,429,270
=====================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         SMALL COMPANY VALUE PORTFOLIO

GABELLI ASSET MANAGEMENT COMPANY
RYE, NEW YORK

Investment Management

     Gabelli Asset Management Company, which manages approximately $9 billion for institutional clients and whose normal investment minimum is $1 million, became manager of the Portfolio on June 1, 1996.

Investment Objective

     The objective of the Enterprise Small Company Value Portfolio is to seek maximum capital appreciation.

Investment Strategies

     The Small Company Value Portfolio invests primarily in common stocks of small capitalization companies that the Portfolio Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Portfolio Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Portfolio Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

1999 Performance Review

     It was a narrow market, as the NASDAQ zipped up over 80 percent, yet there were near equal returns for the top companies in the S&P 500 and Wilshire 5000. However, investors still had distinct biases. Large-cap stocks represented by the S&P 500 and Dow Jones Industrial Average continued to outperform the small-cap stocks in the Russell 2000, albeit by a smaller margin than in recent years. Growth stocks continued to outpace value stocks. Once again, the majority of stocks appeared to walk through knee high mud, as is reflected in the broad based, non-cap weighted Value Line Composite's -3.7 percent decline. Technology stocks continued to lead the market.

     The Russell 2000 exploded at year-end. Small-cap stocks had substantially underperformed large-caps. This trend is beginning to reverse, partly driven by low valuations.

     The Portfolio's 1999 return includes the excellent performance of telecommunications, cable television and entertainment stocks. It also benefited from a strong rally by small group broadcasters following further deregulation in the broadcast industry. Finally, takeovers continued to add positively to performance.

     For the year, the top Portfolio performers included Omnipoint Corporation, TCI Satellite Entertainment, Inc., Leap Wireless International, Inc., Aerial Communications, Inc., and ValueVision International, Inc. TCI Satellite Entertainment benefited from the Satellite Television Home Viewers Act signed on November 29. The new law allows satellite television companies to include local broadcasters in their services. Aerial Communications and Omnipoint are being bought by Voice Stream Wireless.

                         GROWTH OF A $10,000 INVESTMENT

                                 [LINE GRAPH]

                                                   SMALL COMPANY VALUE                                   LIPPER SMALL CAP VALUE
                                                        PORTFOLIO                 RUSSELL 2000*                  INDEX*
                                                   -------------------            -------------          ----------------------
1989                                                    10000.00                    10000.00                    10000.00
1990                                                     9023.80                     8049.00                     8560.20
1991                                                    13366.30                    11755.60                    11888.80
1992                                                    16239.10                    13919.80                    13992.80
1993                                                    19407.40                    16550.60                    16241.80
1994                                                    19410.70                    16249.40                    16127.10
1995                                                    21794.10                    20870.70                    19579.20
1996                                                    24237.60                    24312.30                    23537.90
1997                                                    34980.40                    29750.90                    30318.90
1998                                                    38342.80                    28989.30                    28284.20
1999                                                    47553.90                    35152.40                    28656.90

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The Russell 2000 is an unmanaged index of the stocks of 2000 small and mid-cap companies. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. The Lipper Small Cap Value Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Small Cap Value Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     America is the world's undisputed economic heavyweight champion. World class industrial companies have revitalized the manufacturing sector of the economy and American semiconductor, computer and software firms are global leaders in the information age. American ingenuity is creating jobs. Job creation is not without some pain and uncertainty. Inflation is running at around 3 percent and long interest rates are around 6.5 percent.

     Today, this market mechanism allocates capital from "bricks and mortars" to "clicks and mortars." However, as in other periods of time, speculative excesses can end in bubbles that burst. While this time it is different, it is still the same. The U.S. economy and our lives will be forever changed by the Internet. There is no looking back. However, valuations in many companies have overshot their mark. In others, they have been woefully ignored.

     While the overall market has no margin of safety, there are still lots of bargains in the small cap arena. As value managers, Gabelli's application of analytical principles results in a focus on economic and stock market sectors that are ignored. Gabelli will continue to use its research to ferret out undervalued stocks. Gabelli expects to be in front of companies that either are the subject of takeovers or are likely to go through a form of financial engineering.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         SMALL COMPANY VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
COMMON STOCKS -- 97.68%             PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
ADVERTISING -- 1.39%
  Ackerley Group Inc.                     330,000        $  5,981,250
  BOWLIN Outdoor Advertising &
    Travel Centers Inc. (a)                66,000             346,500
                                                         ------------
                                                            6,327,750
AEROSPACE -- 4.69%
  AAR Corporation                          30,000             538,125
  Ametek Inc.                             100,000           1,906,250
  Curtiss-Wright Corporation               90,000           3,318,750
  GenCorp Inc.                            210,000           2,073,750
  Kaman Corporation (Class A)             112,000           1,442,000
  Moog Inc. (Class A) (a)                  40,000           1,080,000
  Sequa Corporation (Class A) (a)          70,000           3,775,625
  Sequa Corporation (Class B) (a)          40,500           2,430,000
  SPS Technologies Inc. (a)               150,000           4,790,625
                                                         ------------
                                                           21,355,125
APPAREL & TEXTILES -- 0.22%
  Carlyle Industries Inc. (a)             200,259             125,162
  Hartmarx Corporation (a)                220,000             893,750
                                                         ------------
                                                            1,018,912
AUTOMOTIVE -- 7.16%
  A. O. Smith Corporation                  12,000             262,500
  A. O. Smith Corporation (Class
    A)                                      4,000              83,000
  Arvin Industries Inc.                    48,000           1,362,000
  Borg-Warner Automotive Inc.              35,000           1,417,500
  Clarcor Inc.                            230,000           4,140,000
  Earl Scheib Inc. (a)                    225,000             660,937
  Federal-Mogul Corporation                60,000           1,207,500
  Lund International Holdings
    Inc. (a)                               25,000             146,875
  Midas Inc.                               44,000             962,500
  Modine Manufacturing Company            265,000           6,625,000
  Navistar International
    Corporation (a)                        70,000           3,316,250
  Standard Motor Products Inc.            260,000           4,192,500
  Superior Industries
    International Inc.                    108,000           2,895,750
  Tenneco Automotive Inc.                 150,000           1,396,875
  Wynns International Inc.                280,000           3,955,000
                                                         ------------
                                                           32,624,187
BROADCASTING -- 10.13%
  Chris-Craft Industries Inc. (a)         161,000          11,612,125
  Echostar Communications
    Corporation (Class A) (a)              38,000           3,705,000
  Fisher Companies Inc.                    28,000           1,729,000
  Granite Broadcasting
    Corporation (a)                       150,000           1,518,750
  Gray Communications Systems
    Inc.                                   86,000           1,521,125
  Gray Communications Systems
    Inc. (Class B)                        165,000           2,227,500
  Paxson Communications
    Corporation (a)                       215,000           2,566,562
  United Television Inc.                   69,500           9,417,250
  UnitedGlobalCom Inc. (a)                105,000           7,415,625
  USA Networks Inc. (a)                    80,000           4,420,000
                                                         ------------
                                                           46,132,937
BUILDING & CONSTRUCTION -- 0.21%
  Core Materials Corporation (a)           50,000             115,625
  Huttig Building Products Inc.
    (a)                                    14,444              71,319
  Salem Communications
    Corporation (a)                        35,000             791,875
                                                         ------------
                                                              978,819
BUSINESS SERVICES -- 0.16%
  MDC Corporation (Class A) (a)            30,000             251,250
  Nashua Corporation (a)                   25,000             187,500
  National Processing Inc. (a)             32,000             284,000
                                                         ------------
                                                              722,750

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
CABLE -- 6.21%
  Cablevision Systems Corporation
    (Class A) (a)                         218,000        $ 16,459,000
  Rogers Communications Inc.
    (Class B) (a)                         390,000           9,652,500
  TCI Satellite Entertainment
    Inc. (Class A) (a)                    135,000           2,160,000
                                                         ------------
                                                           28,271,500
CHEMICALS -- 1.85%
  Bush Boake Allen Inc.                    23,000             564,937
  Church & Dwight Company Inc.             82,000           2,188,375
  Ferro Corporation                        82,000           1,804,000
  OMNOVA Solutions Inc.                   210,000           1,627,500
  Sybron Chemicals Inc. (a)               190,000           2,232,500
                                                         ------------
                                                            8,417,312
COMPUTER HARDWARE -- 0.00%
  Cerion Technologies Inc. (a)
    (d)                                    90,000                   0
COMPUTER SERVICES -- 0.20%
  Tyler Technologies Inc. (a)             170,000             935,000
COMPUTER SOFTWARE -- 0.13%
  Xionics Document Technologies
    Inc. (a)                               55,000             574,063
CONSUMER DURABLES -- 0.64%
  Hussmann International Inc.             120,000           1,807,500
  Noel Group Units (a)(f)                 135,000              54,000
  Noel Liquidating Trust Units
    (a)(f)                                135,000              94,500
  Oneida Ltd.                              44,000             957,000
                                                         ------------
                                                            2,913,000
CONSUMER PRODUCTS -- 0.14%
  ARC International Corporation
    (a)                                    30,000              22,500
  Mikasa Inc.                              62,000             623,875
                                                         ------------
                                                              646,375
CONSUMER SERVICES -- 0.51%
  Berlitz International Inc. (a)           69,000           1,185,937
  ITT Educational Services Inc.
    (a)                                    75,000           1,157,813
                                                         ------------
                                                            2,343,750
ELECTRICAL EQUIPMENT -- 2.49%
  Ampco-Pittsburgh Corporation            130,000           1,316,250
  Oak Technology Inc. (a)                 400,000           3,775,000
  SL Industries Inc.                       58,000             674,250
  Thomas Industries Inc.                  220,000           4,496,250
  UCAR International Inc. (a)              60,000           1,068,750
                                                         ------------
                                                           11,330,500
ELECTRONICS -- 1.52%
  CTS Corporation                          45,000           3,391,875
  Power-One Inc. (a)                        7,000             320,687
  Watkins-Johnson Company                  80,000           3,200,000
                                                         ------------
                                                            6,912,562
ENERGY -- 0.36%
  Kaneb Services Inc. (a)                 180,000             787,500
  Yankee Energy Systems Inc.               20,000             878,750
                                                         ------------
                                                            1,666,250

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
ENTERTAINMENT & LEISURE -- 5.87%
  Ascent Entertainment Group Inc.
    (a)                                   170,000        $  2,156,875
  Bull Run Corporation (a)                150,000             881,250
  Churchill Downs Inc.                     35,000             789,688
  Gaylord Entertainment Company           269,701           8,074,174
  GC Companies Inc. (a)                   195,000           5,045,625
  Hearst-Argyle Television Inc.
    (a)                                    35,000             931,875
  Jackpot Enterprises Inc. (a)            205,000           1,704,062
  Sinclair Broadcast Group Inc.
    (a)                                    50,000             610,156
  TV Guide Inc. (Class A) (a)             152,000           6,536,000
                                                         ------------
                                                           26,729,705
FINANCE -- 0.76%
  Advest Group Inc.                        20,000             367,500
  Century Business Services Inc.
    (a)                                    15,000             126,563
  Pioneer Group Inc. (a)                  190,000           2,992,500
                                                         ------------
                                                            3,486,563
FOOD & BEVERAGES & TOBACCO -- 4.13%
  Ben & Jerry's Homemade Inc. (a)          12,000             298,500
  Buenos Aires Embotelladora
    (ADR) (a) (d)                          40,227                   0
  Celestial Seasonings Inc. (a)           250,000           4,652,344
  Eskimo Pie Corporation                   20,000             147,500
  General Cigar Holdings Inc.
    (Class A) (a)                         300,000           2,493,750
  General Cigar Holdings Inc.
    (Class B) (a)                         190,000           1,520,000
  Ingles Markets Inc. (Class A)            90,000           1,001,250
  PepsiAmericas Inc. (a)                  160,000             600,000
  Ralcorp Holdings Inc. (a)                75,000           1,495,313
  Robert Mondavi Corporation
    (Class A) (a)                          20,000             695,000
  Tootsie Roll Industries Inc.             97,850           3,222,934
  Whitman Corporation                     200,000           2,687,500
                                                         ------------
                                                           18,814,091
HOTELS & RESTAURANTS -- 1.97%
  Advantica Restaurant Group Inc.
    (a)                                    60,000             105,000
  Aztar Corporation (a)                   530,000           5,763,750
  Boca Resorts Inc. (a)                   120,000           1,170,000
  Extended Stay America Inc. (a)           40,000             305,000
  Lakes Gaming Inc. (a)                    35,000             277,812
  Park Place Entertainment
    Corporation (a)                        30,000             375,000
  Trump Hotels & Casino Resorts
    Inc. (a)                              285,000             961,875
                                                         ------------
                                                            8,958,437
INSURANCE -- 2.53%
  Argonaut Group Inc.                     110,000           2,186,250
  Danielson Holding Corporation
    (a)                                    60,000             345,000
  Liberty Corporation                     140,000           5,906,250
  Midland Company                         148,000           3,071,000
                                                         ------------
                                                           11,508,500

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
MACHINERY -- 4.43%
  Baldwin Technology Company Inc.
    (Class A) (a)                         165,000        $    350,625
  Commercial Intertech
    Corporation                            60,000             765,000
  Fairchild Corporation (Class A)
    (a)                                   170,000           1,540,625
  Flowserve Corporation                   155,000           2,635,000
  Franklin Electric Company Inc.           16,500           1,158,094
  Idex Corporation                        110,000           3,341,250
  Katy Industries Inc.                    160,000           1,390,000
  Kollmorgen Corporation                  140,000           1,723,750
  Nortek Inc. (a)                         120,000           3,360,000
  Paxar Corporation (a)                   180,000           1,518,750
  Standex International
    Corporation                            20,000             418,750
  Tennant Company                          10,000             327,500
  Watts Industries Inc. (Class A)         112,000           1,652,000
                                                         ------------
                                                           20,181,344
MANUFACTURING -- 4.66%
  Aviall Inc. (a)                          90,000             736,875
  Barnes Group Inc.                        55,000             897,188
  Belden Inc.                              55,000           1,155,000
  Bway Corporation (a)                      8,000              49,000
  Crane Company                            65,000           1,291,875
  Cuno Inc. (a)                           100,000           2,070,312
  Dexter Corporation                       25,000             993,750
  Fedders Corporation (Class A)           380,000           1,947,500
  Fedders USA Inc.                        100,000             550,000
  Graco Inc.                               40,000           1,435,000
  Industrial Distribution Group
    Inc. (a)                               35,000             113,750
  Mark IV Industries Inc.                 160,000           2,830,000
  Material Sciences Corporation
    (a)                                   138,000           1,405,875
  Myers Industries Inc.                    60,000             945,000
  Oil Dri Corporation of America          123,000           1,768,125
  Park Ohio Holdings Corporation
    (a)                                   155,000           1,530,625
  Rawlings Sporting Goods Company
    Inc. (a)                               70,500             423,000
  Strattec Security Corporation
    (a)                                    33,000           1,068,375
                                                         ------------
                                                           21,211,250
MEDICAL SERVICES -- 0.13%
  CIRCOR International Inc. (a)            60,000             618,750
METALS & MINING -- 0.61%
  Homestake Mining Company                 35,000             273,438
  TVX Gold Inc. (a)                       970,000             788,125
  WHX Corporation (a)                     190,000           1,710,000
                                                         ------------
                                                            2,771,563
MISC. FINANCIAL SERVICES -- 0.15%
  Data Broadcasting Corporation
    (a)                                    85,000             701,250
NEUTRACEUTICALS -- 0.19%
  Omni Nutraceuticals Inc.                 15,000              16,875
  Weider Nutrition International
    Inc.                                  225,000             829,688
                                                         ------------
                                                              846,563
PAPER PRODUCTS -- 0.59%
  Greif Brothers Corporation
    (Class A)                              90,000           2,677,500
PHARMACEUTICALS -- 3.71%
  Agribrands International Inc.
    (a)                                    15,000             690,000
  Carter-Wallace Inc.                     285,000           5,112,187
  Ivax Corporation (a)                    380,000           9,785,000
  Twinlab Corporation (a)                 165,000           1,309,688
                                                         ------------
                                                           16,896,875

                         ENTERPRISE ACCUMULATION TRUST
                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
PRINTING & PUBLISHING -- 5.39%
  A.H. Belo Corporation (Class A)          40,000        $    762,500
  Lee Enterprises Inc.                     66,000           2,107,875
  McClatchy Company (Class A)              90,000           3,892,500
  Media General Inc. (Class A)            170,000           8,840,000
  Meredith Corporation                     40,000           1,667,500
  Penton Media Inc.                       105,000           2,520,000
  Pulitzer Inc.                            58,000           2,338,125
  Thomas Nelson Inc.                       40,000             370,000
  Topps Company Inc. (a)                  200,000           2,075,000
                                                         ------------
                                                           24,573,500
REAL ESTATE -- 0.97%
  Catellus Development
    Corporation (a)                       245,000           3,139,062
  Griffin Land & Nurseries Inc.
    (a)                                   110,000           1,265,000
                                                         ------------
                                                            4,404,062
RETAIL -- 2.69%
  Burlington Coat Factory
    Warehouse Corporation                 125,000           1,734,375
  Coldwater Creek Inc. (a)                 40,000             820,000
  Lillian Vernon Corporation              330,000           3,671,250
  Neiman-Marcus Group Inc. (Class
    A)                                    200,000           5,587,500
  Phar Mor Inc. (a)                        75,000             206,250
  Sports Authority Inc. (a)               115,000             230,000
                                                         ------------
                                                           12,249,375
SECURITY & INVESTIGATION SERVICES -- 2.39%
  Burns International Services
    Corporation (a)                       135,000           1,459,688
  Pittway Corporation (Class A)            75,000           3,360,937
  Rollins Inc.                            364,000           5,460,000
  Wackenhut Corporation (Class A)
    (a)                                    40,000             597,500
                                                         ------------
                                                           10,878,125
TELECOMMUNICATIONS -- 10.75%
  Aerial Communications Inc. (a)           73,000           4,443,875
  Associated Group Inc. (Class A)
    (a)                                    76,000           6,935,000
  Atlantic Tele-Network Inc.               15,000             137,813
  Commonwealth Telephone
    Enterprises Inc. (a)                   26,077           1,378,821
  Commonwealth Telephone
    Enterprises Inc. (Class B)
    (a)                                    59,633           3,413,989
  Communications Systems Inc.              62,000             806,000
  COMSAT Corporation                       60,000           1,192,500
  CoreComm Ltd. (a)                       150,000           8,906,250
  GST Telecommunications Inc. (a)         165,000           1,495,313
  Hector Communications
    Corporation (a)                         8,000             112,000
  Omnipoint Corporation (a)                32,000           3,860,000
  RCN Corporation (a)                      75,000           3,637,500
  Rogers Cantel Mobile
    Communications Inc. (Class B)
    (a)                                    47,000           1,709,625
  Telephone and Data Systems Inc.          81,000          10,206,000
  Teligent Inc. (Class A) (a)              12,000             741,000
                                                         ------------
                                                           48,975,686

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
TRANSPORTATION -- 1.65%
  GATX Corporation                        209,000        $  7,053,750
  TransPro Inc.                            70,000             450,625
                                                         ------------
                                                            7,504,375
UTILITIES -- 3.45%
  AGL Resources Inc.                       15,000             255,000
  Aquarion Company                        100,000           3,700,000
  Citizens Utilities Company
    (Class B) (a)                         400,000           5,675,000
  Eastern Enterprises                      60,000           3,446,250
  WICOR, Inc.                              90,000           2,626,875
                                                         ------------
                                                           15,703,125
WASTE MANAGEMENT -- 0.02%
  EnviroSource Inc. (a)                   150,000             115,500
WIRELESS COMMUNICATIONS -- 2.63%
  Allen Telecom Inc. (a)                   75,500             872,969
  Price Communications
    Corporation (a)                       400,000          11,125,000
                                                         ------------
                                                           11,997,969
                                                         ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $352,894,016)                            444,974,900
---------------------------------------------------------------------
U.S. TREASURY BILL -- 0.41%
---------------------------------------------------------------------
    U.S. Treasury Bill     5.16%
    due 01/20/00                       $1,870,000           1,864,907
                                                         ------------
TOTAL U.S. TREASURY BILL
(IDENTIFIED COST $1,864,907)                                1,864,907
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.88%
---------------------------------------------------------------------
    State Street Bank & Trust
      Repurchase Agreement, 2.50%
      due 01/03/00
      Collateral: U.S. Treasury Note $4,070,000 6.25%,
      due 02/15/07
      Value $4,196,607                  4,018,000           4,018,000
                                                         ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $4,018,000)                                4,018,000
---------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $358,776,923)                           $450,857,807
OTHER ASSETS LESS LIABILITIES -- 1.03%                      4,704,892
                                                         ------------
NET ASSETS -- 100%                                       $455,562,699
=====================================================================

(a) Non-income producing security.
(d) Security is fair valued at December 31, 1999.
(f) Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was $148,500, representing 0.03% of net assets at December 31, 1999.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                GROWTH PORTFOLIO

MONTAG & CALDWELL, INC.
ATLANTA, GEORGIA

Investment Management

     Montag & Caldwell has served as Portfolio Manager to the Enterprise Growth Portfolio since the Portfolio was organized on December 1, 1998. Montag & Caldwell manages approximately $35 billion for institutional clients, and its normal investment minimum is $40 million.

Investment Objective

     The objective of the Enterprise Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The Growth Portfolio invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Portfolio combines growth and value style investing. This means that the Portfolio invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long-term value. The Portfolio's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion that makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

1999 Performance Review

     Due to strength in the Portfolio's technology holdings and certain consumer and financial issues, 1999 was another good year for the Enterprise Growth Portfolio. Montag attributes the Portfolio's performance to the strength in the Portfolio's technology holdings offsetting weakness in certain consumer and health care issues.

     While the S&P 500 and other market-weighted indices made considerable progress in 1999, many stocks showed little change or actually declined in price. The year's stock market advance was extremely narrow, dominated almost exclusively by the technology sector. Montag thinks the weakness in the broader market is related to the increase in both short and long-term interest rates. Higher interest rates increase the costs of borrowing for consumers and businesses and reduce the attractiveness of stocks versus higher yielding bonds.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                              LEHMAN HIGH-YIELD BB       LIPPER HIGH-YIELD BOND
                                                HIGH-YIELD BOND PORTFOLIO          BOND INDEX*                 FUND INDEX*
                                                -------------------------     --------------------       ----------------------
11/30/94                                                  10000                       10000                       10000
1994                                                      10111                       10079                       10025
1995                                                      11788                       12280                       11767
1996                                                      13314                       13376                       13296
1997                                                      15096                       15066                       15047
1998                                                      15639                       15955                       15035
1999                                                      16243                       16254                       15753

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. The Lipper Large Cap Growth Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Large Cap Growth Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     While many technology stocks are now richly valued, Montag believes there are still selective opportunities in technology. Global industry conditions remain robust, and the build-out of the Internet is increasing the demand for technology goods and services.

     As it becomes more evident to investors that the Federal Reserve will be successful at engineering a soft landing for the U.S. economy, the broader market may begin to improve. Bond yields may then stabilize and drift somewhat lower as the economy slows; and investors may become increasingly confident that corporate profits can keep growing since a recession-induced decline in profits may not be needed to keep inflation in check. Because the Federal Reserve is operating in a preemptive fashion, Montag believes the Fed will be successful in achieving sustained economic growth with low inflation and, as a result, the stock market may begin to broaden out while it continues toward higher levels.

     In addition to selective technology issues, Montag continues to view the shares of global, consumer growth companies as quite attractive. With the triumph of capitalism, the longer-term opportunities for these high quality companies may be enormous. Now that consumers overseas are benefiting from the pickup in world trade, the intermediate-term outlook is also quite good. Montag expects research-driven pharmaceutical and medical device companies to perform better in 2000 because their shares may represent excellent value and offer strong double-digit earnings growth prospects. Well-positioned consumer-oriented companies with a global opportunity, but more dependent on the U.S. economy, may also do well as it becomes more evident that a soft economic landing has been achieved.

     Although Montag's long-term outlook for bonds is positive, Montag anticipates that short-term anxiety over further Federal Reserve action and concern about the strength of holiday retail spending will cause interest rates to increase temporarily. With real GDP continuing to increase at a strong rate, many market participants expect the Fed to increase short-term interest rates at their February meeting. Inflation continues to be contained despite tight labor markets and strength in global economies. Montag expects that the combination of preemptive actions by the Fed and continued tame inflation may lead to a soft landing that will allow interest rates to drift lower over the long-term.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
     COMMON STOCKS -- 97.05%        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
BANKING -- 1.75%
  Wells Fargo & Company                    100,000       $  4,043,750
BUSINESS SERVICES -- 2.25%
  Interpublic Group of Companies
    Inc.                                    90,000          5,191,875
COMPUTER HARDWARE -- 10.20%
  Dell Computer Corporation (a)             75,300          3,840,300
  EMC Corporation (a)                       46,400          5,069,200
  Hewlett-Packard Company                   80,000          9,115,000
  Intel Corporation                         67,000          5,514,938
                                                         ------------
                                                           23,539,438
COMPUTER SERVICES -- 5.28%
  Electronic Data Systems
    Corporation                            126,100          8,440,819
  Solectron Corporation (a)                 39,400          3,747,925
                                                         ------------
                                                           12,188,744
COMPUTER SOFTWARE -- 11.01%
  Electronic Arts Inc. (a)                  70,000          5,880,000
  Microsoft Corporation (a)                 80,000          9,340,000
  Oracle Corporation (a)                    90,900         10,186,481
                                                         ------------
                                                           25,406,481
CONSUMER PRODUCTS -- 9.46%
  Gillette Company                         240,000          9,885,000
  Newell Rubbermaid Inc.                   130,000          3,770,000
  Procter & Gamble Company                  74,500          8,162,406
                                                         ------------
                                                           21,817,406
ELECTRICAL EQUIPMENT -- 2.40%
  General Electric Company                  35,800          5,540,050
ENTERTAINMENT & LEISURE -- 1.66%
  Carnival Corporation                      80,000          3,825,000
FOOD & BEVERAGES & TOBACCO -- 7.39%
  Bestfoods                                 80,000          4,205,000
  Coca-Cola Company                        160,000          9,320,000
  PepsiCo Inc.                             100,000          3,525,000
                                                         ------------
                                                           17,050,000
HEALTH CARE -- 2.32%
  Medtronic Inc.                           146,900          5,352,669
HOTELS & RESTAURANTS -- 6.31%
  Marriott International Inc.
    (Class A)                              180,000          5,681,250
  McDonald's Corporation                   220,000          8,868,750
                                                         ------------
                                                           14,550,000
MEDICAL INSTRUMENTS -- 2.18%
  Boston Scientific Corporation
    (a)                                    230,000          5,031,250

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------      -----
MISC. FINANCIAL SERVICES -- 2.38%
  American Express Company                  33,000       $  5,486,250
MULTI-LINE INSURANCE -- 2.58%
  American International Group
    Inc.                                    55,000          5,946,875
PHARMACEUTICALS -- 11.93%
  Bristol-Myers Squibb Company              93,400          5,995,112
  Johnson & Johnson                         75,800          7,058,875
  Pfizer Inc.                              290,000          9,406,875
  Schering-Plough Corporation              120,000          5,062,500
                                                         ------------
                                                           27,523,362
RETAIL -- 10.85%
  Circuit City Stores Inc.                  80,500          3,627,531
  Costco Wholesale Corporation
    (a)                                     47,700          4,352,625
  Gap Inc.                                 129,200          5,943,200
  Home Depot Inc.                          162,000         11,107,125
                                                         ------------
                                                           25,030,481
TELECOMMUNICATIONS -- 7.10%
  MCI WorldCom Inc. (a)                    180,000          9,551,250
  Tellabs Inc. (a)                         106,600          6,842,388
                                                         ------------
                                                           16,393,638
                                                         ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $200,038,488)                            223,917,269
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.96%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury
    Note $11,335,000, 7.50% due
    11/15/01
    Value $11,784,819                  $11,444,000         11,444,000
                                                         ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $11,444,000)                              11,444,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $211,482,488)                           $235,361,269
OTHER ASSETS LESS LIABILITIES -- (2.01)%                   (4,641,740)
                                                         ------------
NET ASSETS -- 100%                                       $230,719,529
=====================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         CAPITAL APPRECIATION PORTFOLIO

MARSICO CAPITAL MANAGEMENT, LLC
DENVER, COLORADO

Investment Management

     Marsico Capital Management, LLC became Portfolio Manager to the Enterprise Capital Appreciation Portfolio on November 1, 1999. Marsico manages approximately $14 billion for institutional clients and its usual investment minimum is $100 million.

Investment Objective

     The objective of the Enterprise Capital Appreciation Portfolio is to seek maximum capital appreciation.

Investment Strategies

     The Capital Appreciation Portfolio's investment strategy blends top-down economic and industry analysis with bottom-up stock selection. The Portfolio Manager's investment approach emphasizes large capitalization U.S. companies that, in the Portfolio Manager's opinion, have the ability to produce above-average earnings growth. The investment process begins by establishing an overall macroeconomic outlook which in turn forms the strategic backdrop for actual portfolio construction. Various economic, social, and political factors are considered, including global trends (e.g., productivity enhancements), interest rates, inflation, central bank policies, the regulatory environment, and the overall competitive landscape. This analysis also seeks to uncover specific industries and companies that are expected to benefit from the macroeconomic environment. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

     Stock selection stresses rigorous hands-on fundamental internal research. The primary focus is to identify companies with market expertise/dominance, durable franchises, improving fundamentals (e.g., margins, Return on Equity, Return on Assets), strong balance sheets, global distribution capabilities and management teams. Valuation is also an important consideration in selecting stocks. Stocks are sold for three primary reasons: overvaluation relative to expected earnings growth potential, forced displacement (i.e., a better investment idea surfaces), or a permanent change in industry/company fundamentals that alters the original investment thesis.

1999 Performance Review

     Marsico began managing the Portfolio on November 1, 1999. The previous manager -- Provident Investment Counsel -- was responsible for the Portfolio during the remainder of the year.

     U.S. stocks finished 1999 on a strong note, with many market indexes (e.g., NASDAQ Composite, Russell 1000 Growth, S&P 500, Russell 2000, Russell 2000 Growth) producing double-digit returns in the fourth quarter. Technology-related stocks continued to post remarkable gains; the NASDAQ surged by 22 percent in the month of December alone -- more than the S&P 500's gain for the entire year. For 1999 as a whole, the NASDAQ rose nearly 87 percent. During the last 60 trading days of 1999, according to Hewitt Associates, the NASDAQ Composite rose by a stunning 51.5 percent. The IPO market remained buoyant; over 150 IPOs were priced in the U.S. during the fourth quarter; 62 finished the quarter up at least 100 percent from their subscription prices.

     Bonds, meanwhile, went in the other direction. The Federal Open Market Committee ("FOMC") followed rate increases in the second and third quarters with one further tightening move in November, unwinding the 0.75 percent "easing" that took place in late-1998 subsequent to the Russian ruble devaluation. Although the Federal Reserve did not raise rates or formally change its interest rate policy at its December meeting, the FOMC's post-meeting press release seemed to hint that tighter monetary policy would be a distinct possibility in 2000. Bond yields rose sharply during the fourth quarter. Fixed-income returns in 1999 were the weakest since 1994.

     During the fourth quarter, every sector in the S&P 500 Index produced a positive return. However, six sectors -- including utilities, health care, energy, and transportation -- had relatively weak returns (compared to the overall Index) ranging from less than 1 percent to 5 percent. Technology (34 percent), business equipment (23 percent), retail (22 percent), and consumer services

(19 percent) were the strongest-performing areas during the quarter. Beginning November 1999, the Portfolio was well-represented in the technology sector through a diverse array of high quality companies such as QUALCOMM, Inc., EMC Corporation, Cisco Systems, Inc., and Sun Microsystems., Inc., many of which produced strong gains in the fourth quarter. However, there also were a variety of positive contributors to performance outside the technology area for the Portfolio during the quarter including Genentech, Inc., General Electric Company, Tiffany & Company, and UAL Corporation.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                  CAPITAL APPRECIATION        S&P 500 BARRA/GROWTH       LIPPER MULTI-CAP GROWTH
                                                        PORTFOLIO                    INDEX*                      INDEX*
                                                  --------------------        --------------------       -----------------------
11/30/98                                                10000.00                    10000.00                    10000.00
1998                                                    11140.00                    10761.00                    11101.60
1999                                                    17300.00                    13799.90                    16247.60

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The S&P 500/Barra Growth Index is an unmanaged capitalization weighted index composed of stocks of the S&P 500 with high price-to-book ratios relative to the S&P 500 as a whole. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Multi-Cap Growth Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Multi-Cap Growth Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     Marsico's overall market outlook, which incorporates macroeconomic data, sector/industry factors, and individual company analysis, on balance remains positive. Several factors may help create an overall favorable backdrop for equity investing. These include productivity gains associated with technological advancements, a strong U.S. consumer, Federal budget surpluses, and expected escalation of free trade. While interest rates have risen recently, Marsico believes that the U.S. is in a secular lower interest rate environment. One key aspect underlying Marsico's market outlook is that Marsico believes inflation should remain low and that the "spread" between inflation and interest rates (as measured by the 30-year Treasury bond) is well above the historical norm. That is, real interest rates, in Marsico's opinion, appear relatively high. Assuming inflation remains at or near its present level, Marsico expects interest rates may decline over time, which may be a plus for growth-oriented stocks. In the interim, Marsico anticipates that market volatility will continue. In 1999, 35 percent of the trading days resulted in a price change of 1 percent or more in the S&P 500 Index, while 9 percent of the trading days had price changes of 2 percent or more in the Index.

     Marsico has taken a variety of steps to ensure that the Portfolio is prudently allocated both across and within a variety of economic sectors and industries. Marsico believes that stock selection, which was important in 1999, will be even more critical in 2000. It is important to emphasize that Marsico will continue to focus on finding value in a number of areas in the stock market including select technology, retail, health care and financial services companies. While the Portfolio's aggregate position in technology is significant, Marsico believes the individual holdings are well diversified across a group of high quality, proven companies including telecommunications equipment/services, networking, hardware, software, and data storage. In the event that Marsico becomes concerned about specific valuations with the companies owned in the Portfolio, Marsico would not hesitate to trim or sell the positions outright.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         CAPITAL APPRECIATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
     COMMON STOCKS -- 85.50%         PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
ADVERTISING -- 1.14%
  Omnicom Group Inc.                         3,782        $   378,200
BROADCASTING -- 2.18%
  Clear Channel
    Communications Inc. (a)                  8,112            723,996
CABLE -- 0.95%
  Mediaone Group Inc. (a)                    4,102            315,085
CHEMICALS -- 0.75%
  Du Pont (E. I.) de Nemours &
    Company                                  3,762            247,822
COMMUNICATIONS -- 2.51%
  3Com Corporation (a)                      17,667            830,349
COMPUTER HARDWARE -- 14.95%
  Cisco Systems Inc. (a)                    18,580          1,990,382
  Dell Computer Corporation (a)             27,821          1,418,871
  EMC Corporation (a)                       14,122          1,542,829
                                                          -----------
                                                            4,952,082
COMPUTER SERVICES -- 4.44%
  America Online Inc. (a)                   15,391          1,161,059
  Sun Microsystems Inc. (a)                  4,000            309,750
                                                          -----------
                                                            1,470,809
COMPUTER SOFTWARE -- 3.21%
  Oracle Corporation (a)                     1,826            204,626
  Veritas Software Corporation (a)           6,000            858,750
                                                          -----------
                                                            1,063,376
ELECTRICAL EQUIPMENT -- 4.43%
  General Electric Company                   9,477          1,466,566
ELECTRONICS -- 0.66%
  Sony Corp. (ADR)                             766            218,118
FINANCE -- 2.34%
  Morgan Stanley Dean Witter &
    Company                                  5,428            774,847
HOTELS & RESTAURANTS -- 1.74%
  Four Seasons Hotels Inc.                  10,849            577,709
MISC. FINANCIAL SERVICES -- 5.42%
  Citigroup Inc.                            21,959          1,220,097
  Federal National Mortgage
    Association                              9,196            574,175
                                                          -----------
                                                            1,794,272
PHARMACEUTICALS -- 5.07%
  Genentech Inc. (a)                        12,500          1,681,250
RETAIL -- 2.02%
  Tiffany & Company                          7,500            669,375
TECHNOLOGY -- 2.56%
  Texas Instruments Inc.                     8,774            849,981
TELECOMMUNICATIONS -- 24.61%
  Ciena Corporation (a)                      5,541            318,608
  General Motors Corporation
    (Class H) (a)                            6,964            668,544
  JDS Uniphase Corporation (a)               7,196          1,160,805
  Lucent Technologies Inc.                  10,427            780,070
  MCI WorldCom Inc. (a)                     24,491          1,299,527
  McLeodUSA Inc. (a)                         5,000            294,375
  Nortel Networks Corporation               14,716          1,486,316
  QUALCOMM Inc. (a)                         12,172          2,143,793
                                                          -----------
                                                            8,152,038

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
TRANSPORTATION -- 3.17%
  AMR Corporation (a)                        4,348        $   291,316
  UAL Corporation (a)                        9,805            760,500
                                                          -----------
                                                            1,051,816
TRAVEL/ENTERTAINMENT/LEISURE -- 0.07%
  Royal Caribbean Cruises Ltd                  442             21,796
WIRELESS COMMUNICATIONS -- 3.28%
  Sprint PCS (a)                            10,604          1,086,910
                                                          -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $22,740,983)                              28,326,397
---------------------------------------------------------------------
SHORT-TERM GOVERNMENT SECURITIES -- 11.17%
---------------------------------------------------------------------
  Federal Home Loan Bank
    Consolidated Discount Note,
    1.35% due 01/03/00                  $3,700,000          3,699,723
                                                          -----------
TOTAL SHORT-TERM GOVERNMENT
  SECURITIES
(IDENTIFIED COST $3,699,722)                                3,699,723
---------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.77%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury Note
    $1,265,000, 6.25%, due
    02/15/07
    Value $1,304,351                     1,249,000          1,249,000
                                                          -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,249,000)                                1,249,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $27,689,705)                             $33,275,120
OTHER ASSETS LESS LIABILITIES -- (0.44)%                     (146,285)
                                                          -----------
NET ASSETS -- 100%                                        $33,128,835
=====================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

TCW INVESTMENT MANAGEMENT COMPANY
LOS ANGELES, CALIFORNIA

Investment Management

     TCW Investment Management Company (previously known as TCW Portfolios Management, Inc.) became Portfolio Manager to the Enterprise Equity Portfolio on November 1, 1999. TCW manages approximately $57 billion for institutional clients, and its normal investment minimum is $100 million.

Investment Objective

     The objective of the Enterprise Equity Portfolio is long-term capital appreciation.

Investment Strategies

     Using a bottom-up investment approach, TCW invests in large and medium capitalization companies that have a long record of successful operations in their core business. Looking for companies with a dominant position in a niche business (e.g. technology, production and distribution), TCW also considers the financial quality of the company. Prime candidates have sound financial fundamentals and management that is committed to shareholder interests.

1999 Performance Review

     The U. S. stock market continued to advance strongly in 1999. The S&P 500 Index rose 21.0 percent, returning more than 20 percent for a record fifth consecutive year. Even as the popular indexes kept hitting new highs, however, the U. S. market was characterized by two contradictory trends: the rapid escalation of technology stocks, especially those associated with the Internet and e-commerce, and the only modest gains or even price declines for many stocks in other industry sectors. More than half the stocks on the New York Stock Exchange actually declined in price during the year. The Russell 1000 Value Index, a widely followed large-cap value benchmark, rose a relatively modest 6.7 percent in 1999, even though many of the companies in the index continued to generate strong earnings growth.

     Performance disparities among industry sectors and types of stocks are hardly new. Nonetheless, few such disparities have been as extreme as that which occurred during 1999 between the high-flying tech stocks and the rest of the market. The outperformance of technology stocks became most pronounced in the fourth quarter, when the S&P 500 rose 14.9 percent while the tech-heavy NASDAQ composite delivered a total return of 48.3 percent.

     Much of the current fervor surrounding tech stocks stems from the explosive growth potential of e-commerce and other tech-related businesses. Internet-related stocks such as America Online, Yahoo!, Amazon.com and eBay advanced more than 20 percent in December alone, even though most of these companies have yet to earn any profit and are expected to remain unprofitable in the near term. This lack of current earnings, and uncertainty over when earnings will occur, makes these stocks risky and even undesirable for investors who are not simply chasing the upward momentum of stocks that keep rising with little or no direct relationship to fundamentals.

     TCW has always been thoughtful in its value style to give consideration to companies across the breadth of the market, including technology companies. And, in fact, the Portfolio made money on several of the more established technology stocks during the past year -- companies with strong market positions and improving profitability. However, in the current ebullient market for tech stocks, it has become increasingly difficult to find value in the sector. As a result, the Portfolio's investment results trailed the S&P 500 and other major market indexes due in part to the Portfolio's underweighting in the technology sector.

     Whether the current tech stock craze turns out to be a bubble that bursts remains to be seen. Even if it does burst, however, the technology industry may continue to grow and create enormous economic wealth. TCW's challenge as value manager, therefore, is to identify solid companies that stand to benefit from this growth. In recent months, TCW has intensified its research efforts aimed at buying technology companies with staying power and where share prices bear some reasonable relationship to underlying value.

     The Portfolio bought several such stocks and TCW will continue its efforts to find additional technology issues that meet TCW's value criteria, while maintaining TCW's broadly based research programs to uncover excellent investment opportunities in all industry sectors.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                                                         LIPPER MULTI-CAP VALUE
                                                    EQUITY PORTFOLIO                S&P 500*                     INDEX*
                                                    ----------------               ----------            ----------------------
12/31/89                                                10000.00                    10000.00                    10000.00
1990                                                     9778.24                     9689.00                     9325.38
1991                                                    12830.50                    12641.20                    11835.40
1992                                                    15127.30                    13604.50                    13168.70
1993                                                    16314.60                    14975.80                    14976.70
1994                                                    16945.80                    15173.50                    14993.00
1995                                                    23460.20                    20875.70                    19642.50
1996                                                    29377.00                    25668.80                    23765.50
1997                                                    36943.10                    34231.90                    30160.70
1998                                                    40600.70                    44012.00                    32128.80
1999                                                    46936.00                    53267.70                    34036.80

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. The Lipper Multi-Cap Value Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Multi-Cap Value Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     Throughout the year, TCW has seen higher interest rates and significantly higher energy prices. This may prove burdensome to certain sectors of the economy. Thus far, due in part to the wealth effect of a strong stock market, consumer confidence is high. As a result consumer spending has not slowed and the broad economy continues to grow at a significant rate. However, if consumer spending, which has grown recently at a rate in excess of incomes, does slow, corporate earnings may be impacted. In the past year earnings shortfalls have usually resulted in swift corrections to share prices. A consumer-led economic slowdown may, however, lead to lower interest rates. But a slowdown in the economy may result in earnings disappointments from companies that do not have pricing power. Alternatively lower interest rates could result in improved valuations for the leading companies the Portfolio owns.

     In 2000, TCW will continue to focus on companies whose specific advantages may enable them to deliver strong earnings and cash-flow growth. While it is not hard to find stocks that trade at arguably low valuations, it is a challenge to find companies that are truly valuable whose stock can be purchased at a reasonable price. TCW believes the Portfolio is comprised of very valuable companies. Given that these companies typically have stronger balance sheets, are more profitable, grow more rapidly and have greater market share, they may be better prepared to weather bad as well as good economic times. As the Portfolio's holdings appreciate, it becomes necessary to find new ideas, which meet TCW's stringent criteria, and in today's market that can be difficult.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
     COMMON STOCKS -- 98.71%        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AUTOMOTIVE -- 1.30%
  Delphi Automotive Systems
    Corporation                           484,200        $  7,626,150
BROADCASTING -- 2.85%
  Time Warner Inc.                        231,400          16,762,038
BUSINESS SERVICES -- 3.21%
  Paychex Inc.                            471,600          18,864,000
CABLE -- 2.76%
  Cox Communications Inc.
    (Class A) (a)                         315,300          16,237,950
COMPUTER HARDWARE -- 17.51%
  Cisco Systems Inc. (a)                  331,500          35,511,938
  Dell Computer Corporation (a)           778,700          39,713,700
  Intel Corporation                       335,700          27,632,306
                                                         ------------
                                                          102,857,944
COMPUTER SERVICES -- 1.68%
  Pixar Inc. (a)                          278,900           9,866,088
COMPUTER SOFTWARE -- 11.25%
  Microsoft Corporation (a)               229,300          26,770,775
  Siebel Systems Inc. (a)                 467,900          39,303,600
                                                         ------------
                                                           66,074,375
CONSUMER PRODUCTS -- 4.04%
  Gillette Company                        292,800          12,059,700
  Procter & Gamble Company                106,300          11,646,494
                                                         ------------
                                                           23,706,194
ELECTRICAL EQUIPMENT -- 5.04%
  Maxim Integrated Products Inc.
    (a)                                   627,400          29,605,437
FINANCE -- 2.94%
  Providian Financial Corporation         189,800          17,283,662
HEALTH CARE -- 1.91%
  Medtronic Inc.                          308,700          11,248,256
HOTELS & RESTAURANTS -- 0.95%
  Mirage Resorts Inc. (a)                 364,400           5,579,875
INSURANCE -- 3.59%
  Progressive Corporation (Ohio)          288,500          21,096,562
MACHINERY -- 4.55%
  Applied Materials Inc. (a)              210,800          26,705,725
MEDICAL SERVICES -- 4.21%
  Biogen Inc. (a)                         292,400          24,707,800

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------      -----
MISC. FINANCIAL SERVICES -- 4.13%
  The Charles Schwab Corporation          632,000        $ 24,253,000
MULTI-LINE INSURANCE -- 2.34%
  American International Group
    Inc.                                  126,900          13,721,063
PHARMACEUTICALS -- 8.36%
  Amgen Inc. (a)                          309,000          18,559,312
  Pfizer Inc.                             616,800          20,007,450
  Warner-Lambert Company                  128,400          10,520,775
                                                         ------------
                                                           49,087,537
RETAIL -- 6.97%
  Home Depot Inc.                         441,300          30,256,631
  Safeway Inc. (a)                        300,600          10,690,088
                                                         ------------
                                                           40,946,719
TELECOMMUNICATIONS -- 2.66%
  Lucent Technologies Inc.                208,800          15,620,850
TRANSPORTATION -- 6.46%
  Kansas City Southern Industries
    Inc.                                  508,200          37,924,425
                                                         ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $506,907,712)                            579,775,650
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.32%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury
    Note $7,980,000 5.50% due
    02/28/03
    Value $8,078,435                   $7,771,000           7,771,000
                                                         ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $7,771,000)                                7,771,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $514,678,712)                           $587,546,650
OTHER ASSETS LESS LIABILITIES -- (0.03)%                     (223,013)
                                                         ------------
NET ASSETS -- 100%                                       $587,323,637
=====================================================================

(a) Non-income producing security.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                          GROWTH AND INCOME PORTFOLIO

RETIREMENT SYSTEM INVESTORS INC.
NEW YORK, NEW YORK

Investment Management

     Retirement System Investors Inc. ("RSI") has served as Portfolio Manager to the Enterprise Growth and Income Portfolio since inception, December 1, 1998. RSI manages approximately $974 million for all of its clients.

Investment Objective

     The objective of the Enterprise Growth and Income Portfolio is a total return through capital appreciation with income as a secondary consideration.

Investment Strategies

     The Growth and Income Portfolio invests primarily in U.S. common stocks of large capitalization companies. The Portfolio selects stocks that will appreciate in value, seeking to take advantage of temporary stock price inefficiencies, which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Portfolio, the Portfolio Manager employs a "value-oriented" strategy. This means that the Portfolio Manager attempts to identify stocks of companies that have greater value than is recognized by the market. The Portfolio Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Portfolio Manager also considers current and projected dividend yields. The Portfolio Manager compares this information to that of other companies in determining relative value and dividend potential.

1999 Performance Review

     1999 was a very good year for growth stock investing, particularly for funds with exposure to technology stocks. The technology component of the S&P 500 was up over 80 percent while the S&P 500 gained 21.0 percent. Sectors related to the so-called New Economy fared especially well. Companies helping to build the new communications infrastructure, as well as Internet-related companies, were bid up to unprecedented valuations by an investment community willing to pay high prices for expected growth. By and large, non-Internet technology companies did post good earnings growth in 1999, partly because they were comparing results versus a 1998 plagued by weak emerging markets. And, by and large, Internet stocks were bid up to very high levels on the promise that at some point, they will make money, not keep losing it in copious amounts.

     Elsewhere in the market, many solid performing companies were selling for significantly lower valuations than the narrow list of stocks that investors seemed to have on their must-own list. It seemed if a company was not on that narrow list, its shares were likely to languish. Half of the S&P 500 stocks finished down for the year. Presumably, with so much money going into technology, there was less left for other investments.

     In addition to favoring a very narrow list of companies, the market was somewhat unusual in that it ignored rising interest rates, with most sectors shrugging them off as less meaningful than in the past. The Federal Reserve Board raised rates 0.75 percent, essentially reversing the cuts of 1998 that accompanied the crisis of confidence sparked by Thailand, Russia and the hedge fund Long Term Capital Management's problems. While inflation remained fairly quiescent, it crept up a little and economic factors such as very high employment caused the Fed to fret about future inflation.

     Strong contributors to the Portfolio's 1999 performance were stellar returns from Safeguard Scientific, Nortel Networks, Tiffany, Corning, EMC and Alcoa, among the larger holdings. Laggards were Xerox, Philip Morris, Lockheed Martin and Safeway.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                                                          LIPPER LARGE-CAP CORE
                                                GROWTH & INCOME PORTFOLIO        S&P 500 INDEX*                  INDEX*
                                                -------------------------        --------------           ---------------------
11/30/98                                                  10000                       10000                       10000
1998                                                      10220                       10576                       10664
1999                                                      12320                       12800                       12727

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. The Lipper Large-Cap Core Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Large-Cap Core Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     Generally, the backdrop for the stock market appears quite good on all fronts except that of valuation and the challenge the Fed faces in finding a level of interest rates providing a soft landing for the expansion. On the positive side, the American economy is in excellent shape heading into 2000: Y2K computer glitches were avoided; more people are employed than ever, inflation has remained quiet; the U.S. remains the pre-eminent engine of world-wide growth and technological progress; the rest of the world's economies, especially the emerging countries, seem on a much more solid footing than last year; the world in general is benefiting from a peace dividend, with fewer resources going to defense products; the Internet and other technologies appear to be increasing productivity and lowering the costs of doing business; and the baby boom generation seems to be saving for its retirement, mostly by investing either directly or via mutual funds, in the stock market.

     On the more worrisome side, interest rates have come up, responding in part to the Federal Reserve Board's three 0.25 percent increases in short term rates in 1999, which reversed three similar downward moves in 1998. Because of high GDP rates and full employment, many believe that the Fed will raise rates more in early 2000, partly because it was forestalled in late 1999 due to a desire to keep liquidity high in the face of Y2K concerns. OPEC proved itself resurgent in 1999, as the cartel was able to roughly double the price of oil by not cheating as it has done in the recent past. While the cost of an important raw material going up is not a good thing, the world, particularly the developed world, is less energy intensive than it was formerly, and has absorbed this price rise without much trouble.

     Most worrisome are phenomena internal to the financial markets. There seems to be clear signs of speculation in certain sectors of the market, particularly in Initial Public Offerings ("IPOs") and the Internet stocks. It is less clear that the very high valuations accorded to technology and communications companies are overdone, as earnings growth generated by companies in this sector has been dramatic. Most often, though, in the long history of the stock market, sectors which shoot up like rockets come back down to earth, sometimes painfully. In the first few trading days of 2000, with interest rates continuing to drift up, the market sold off, possibly related to investors who waited for the 2000 tax year to sell stocks with large embedded capital gains.

     The market has also been quite narrow. While the averages have gone up, the drivers to those returns have been a fairly narrow group of stocks. RSI expects a moderation in the extreme discrepancy between favored and unfavored stocks in the market. This can come about in two ways: either the market broadens out and the lagging stocks catch up, or the leading stocks lose steam and their P/E multiples contract, and their prices decline. The former would be the preferable outcome, and one which RSI believes is most likely, given the positives the economy and this market have going for them.

     RSI's response remains focused on seeking out attractive relative value in both growth and value stocks, with more of the latter surfacing as attractive currently. In the growth camp, RSI continues to embrace technology but is concerned about excessive valuations and would be careful about new commitments unless weakness develops. If a more inflationary environment develops and worldwide economic expansion continues, RSI would expect that cyclical and basic material companies may provide good relative performance. Reflecting this, the Portfolio is overweighted in aluminum, papers, electrical equipment and capital goods companies. Financial and other interest sensitive groups could become more interesting once interest rates peak or the economy slows.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                          GROWTH AND INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
     COMMON STOCKS -- 82.00%         PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AEROSPACE -- 4.40%
  Honeywell International Inc.              68,600        $ 3,957,363
BANKING -- 2.43%
  Chase Manhattan Corporation               24,250          1,883,922
  Wells Fargo & Company                      7,500            303,281
                                                          -----------
                                                            2,187,203
BROADCASTING -- 1.33%
  Time Warner Inc.                          16,570          1,200,289
BUILDING & CONSTRUCTION -- 2.63%
  Armstrong World Industries Inc.            1,200             40,050
  Martin Marietta Materials Inc.            22,175            909,175
  Southdown Inc.                            27,375          1,413,234
                                                          -----------
                                                            2,362,459
COMMUNICATIONS -- 0.02%
  3Com Corporation (a)                         450             21,150
COMPUTER HARDWARE -- 5.50%
  Cisco Systems Inc. (a)                       360             38,565
  Dallas Semiconductor Corporation          32,720          2,108,395
  EMC Corporation (a)                        4,500            491,625
  Intel Corporation                            100              8,231
  International Business Machines
    Corporation                             15,360          1,658,880
  Lexmark International Group Inc.
    (Class A) (a)                            2,000            181,000
  Xerox Corporation                         20,300            460,557
                                                          -----------
                                                            4,947,253
COMPUTER SERVICES -- 1.74%
  Comverse Technology Inc. (a)                 300             43,425
  Internet Capital Group Inc. (a)            1,200            204,000
  Safeguard Scientifics Inc. (a)             6,000            972,375
  Sun Microsystems Inc. (a)                  4,440            343,823
                                                          -----------
                                                            1,563,623
COMPUTER SOFTWARE -- 4.14%
  BMC Software Inc. (a)                     37,850          3,025,634
  Cadence Design Systems Inc. (a)           10,700            256,800
  Sterling Commerce Inc. (a)                12,765            434,808
                                                          -----------
                                                            3,717,242
CONSUMER PRODUCTS -- 2.56%
  Kimberly-Clark Corporation                35,250          2,300,063
CONSUMER SERVICES -- 0.11%
  United Parcel Service Inc.                 1,500            103,500
CONTAINERS/PACKAGING -- 1.73%
  Smurfit-Stone Container
    Corporation (a)                         63,500          1,555,750
CRUDE & PETROLEUM -- 8.03%
  BP Amoco (ADR)                            15,200            901,550
  Exxon Mobil Corporation                   30,932          2,491,959
  Royal Dutch Petroleum Company
    (ADR)                                   27,245          1,646,620
  Texaco Inc.                               40,075          2,176,573
                                                          -----------
                                                            7,216,702
ELECTRICAL EQUIPMENT -- 5.39%
  Emerson Electric Company                  84,490          4,847,614
ELECTRONICS -- 0.09%
  Conexant Systems Inc. (a)                    200             13,275
  Gemstar International Group Ltd.
    (a)                                      1,000             71,250
                                                          -----------
                                                               84,525
ENTERTAINMENT & LEISURE -- 0.05%
  Carnival Corporation                         900             43,031

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
FOOD & BEVERAGES & TOBACCO -- 2.23%
  Anheuser Busch Companies Inc.             27,200        $ 1,927,800
  Philip Morris Companies Inc.               3,340             77,446
                                                          -----------
                                                            2,005,246
MACHINERY -- 2.56%
  Ingersoll Rand Company                    40,750          2,243,797
  Snap-On Inc.                               2,050             54,453
                                                          -----------
                                                            2,298,250
MANUFACTURING -- 6.92%
  Corning Inc.                              34,950          4,506,366
  Milacron Inc.                              9,000            138,375
  Tyco International Ltd.                   40,600          1,578,325
                                                          -----------
                                                            6,223,066
METALS & MINING -- 2.07%
  Alcoa Inc.                                22,320          1,852,560
  Potash Corporation Saskatchewan
    Inc.                                       125              6,023
                                                          -----------
                                                            1,858,583
MISC. FINANCIAL SERVICES -- 2.76%
  Citigroup Inc.                            19,500          1,083,469
  Federal National Mortgage
    Association                             22,350          1,395,478
                                                          -----------
                                                            2,478,947
MULTI-LINE INSURANCE -- 0.52%
  American General Corporation               2,700            204,863
  American International Group
    Inc.                                     2,412            260,797
                                                          -----------
                                                              465,660
PAPER & FOREST PRODUCTS -- 0.08%
  International Paper Company                1,200             67,725
PHARMACEUTICALS -- 6.49%
  Bristol-Myers Squibb Company              16,360          1,050,107
  Elan Corporation (ADR) (a)                44,250          1,305,375
  Johnson & Johnson                         27,615          2,571,647
  Merck & Company Inc.                      11,470            769,207
  Pfizer Inc.                                4,160            134,940
                                                          -----------
                                                            5,831,276
PRINTING & PUBLISHING -- 0.62%
  McGraw-Hill Companies Inc.                 9,000            554,625
PROPERTY-CASUALTY
  INSURANCE -- 0.15%
  Allstate Corporation                       5,700            136,800
RETAIL -- 5.69%
  CVS Corporation                           42,550          1,699,341
  Federated Department Stores Inc.
    (a)                                     10,100            510,681
  Safeway Inc. (a)                          80,500          2,862,781
  Tiffany & Company                            500             44,625
                                                          -----------
                                                            5,117,428
SAVINGS AND LOAN -- 0.81%
  Washington Mutual Inc.                    27,950            726,700
TECHNOLOGY -- 0.19%
  Texas Instruments Inc.                     1,750            169,531
TELECOMMUNICATIONS -- 9.32%
  Bell Atlantic Corporation                  6,500            400,156
  Lucent Technologies Inc.                  18,280          1,367,573
  Nortel Networks Corporation               37,940          3,831,940
  SBC Communications Inc.                   54,195          2,642,006
  Tellabs Inc. (a)                           2,100            134,794
                                                          -----------
                                                            8,376,469
TRANSPORTATION -- 1.44%
  FDX Corporation (a)                       31,550          1,291,578
                                                          -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $67,710,230)                              73,709,651
---------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST
                   GROWTH AND INCOME PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
CONVERTIBLE PREFERRED STOCKS -- 0.30%
---------------------------------------------------------------------
MISC. FINANCIAL SERVICES -- 0.30%
  Kmart Financing (a)                        6,200        $   271,250
                                                          -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $359,672)                                    271,250
---------------------------------------------------------------------
COMMERCIAL PAPER -- 17.78%
---------------------------------------------------------------------
  Bestfoods 5.70% due 01/18/00          $3,000,000          2,991,925
  Coca-Cola Enterprises Inc. 6.20%
    due 01/06/00                         3,500,000          3,496,986
  Constellation Energy 6.70% due
    01/10/00                             4,000,000          3,993,300
  General Mills Inc. 4.95% due
    01/03/00                             2,000,000          1,999,450
  Midamerican Energy Company 6.65%
    due 01/06/00                         3,500,000          3,496,767
                                                          -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $15,978,428)                              15,978,428
---------------------------------------------------------------------

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------      -----
REPURCHASE AGREEMENT -- 1.15%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury
    Note, $1,045,000, 6.25% due
    02/15/07
    Value $1,077,507                    $1,032,000        $ 1,032,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,032,000)                                1,032,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $85,080,330)                             $90,991,329
OTHER ASSETS LESS LIABILITIES -- (1.23)%                   (1,103,853)
                                                          -----------
NET ASSETS -- 100%                                        $89,887,476
=====================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                            EQUITY INCOME PORTFOLIO

1740 ADVISERS, INC.
NEW YORK, NEW YORK

Investment Management

     1740 Advisers has been Portfolio Manager to the Enterprise Equity Income Portfolio since its inception. 1740 Advisers manages more than $2 billion for institutional clients and its normal investment minimum is $20 million.

Investment Objective

     The objective of the Enterprise Equity Income Portfolio is to seek a combination of growth and income to achieve an above-average and consistent total return.

Investment Strategies

     The Equity Income Portfolio invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Portfolio. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

1999 Performance Review

     Technology and telecom, including Internet-related stocks, were the major focus for much of 1999. Basic materials and capital goods joined tech as the only outperformers for the year. The Portfolio could not own most technology stocks due to little or no dividend yield, but was overweight in the cyclicals.

     The technology sector was the only game in town for much of the year. There was good reason for this: investors viewed these companies as being able to grow earnings without the need to raise prices in the no-pricing power environment that many other companies found themselves. These are great companies with very attractive future opportunities and markets, but as happens from time to time, valuations can run ahead of reality. Many investors now believe that it is easy to get rich: buy technology and the Internet. There is usually a problem somewhere down the road when things seem so evident and easy.

     The popular coverages are now heavily influenced by technology due to the strong outperformance of these stocks. The average company had much more modest returns in 1999. Many industries and stocks were flat or down for the year, and many experienced bear market size declines. The market risk going forward may not be in these areas, they will sell off some with the rest of the market, but are not as extended as the technology-related names.

     The market has had a tremendous unprecedented move -- five straight 20 percent plus years, and 1740 Advisers believes a correction is both needed and healthy. Some broadening of the market away from the single-minded focus on technology would also be very healthy. Many companies are selling at valuations that are much more moderate and at a discount, not only from the leaders, but also from the averages themselves.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                               S&P 500 BARRA/VALUE        LIPPER EQUITY INCOME
                                                 EQUITY INCOME PORTFOLIO             INDEX*                    FUND INDEX*
                                                 -----------------------       -------------------        --------------------
11/30/98                                                  10000                       10000                       10000
1998                                                      10180                       10351                       10256
1999                                                      10760                       11668                       10686

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The S&P 500/Barra Value Index is an unmanaged capitalization weighted index compromised of stocks of the S&P 500 with low price-to-book ratios relative to the S&P 500 as a whole. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. The Lipper Equity Income Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Equity Income Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     The Equity Income Portfolio's strategy is emphasizing these neglected parts of the market. Strong world growth may favor the energy and basic materials sectors. Both may have above average earnings gains this year. The same is true of the machinery and capital spending related industries. The drug stocks underperformed in 1999 as growth investors moved toward the tech stocks. Drug stocks and the telecommunication sectors may do better this year. These stocks all have reasonable valuations of rising earnings, above average yields and they have already experienced significant declines. They may also benefit from any broadening of the market or increase in defensiveness by investors.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
COMMON STOCKS -- 96.50%              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AEROSPACE -- 3.92%
  Honeywell International Inc.               6,000        $   346,125
  Northrop Grumman Corporation               5,500            297,344
  United Technologies Corporation            7,000            455,000
                                                          -----------
                                                            1,098,469
AUTOMOTIVE -- 2.54%
  Ford Motor Company                         6,500            347,344
  General Motors Corporation                 5,000            363,437
                                                          -----------
                                                              710,781
BANKING -- 6.66%
  Bank of America Corporation                4,000            200,750
  Bank of New York Company Inc.              8,500            340,000
  Chase Manhattan Corporation                4,000            310,750
  FleetBoston Financial
    Corporation                              7,500            261,094
  J. P. Morgan & Company Inc.                1,000            126,625
  Mellon Financial Corporation               9,500            323,594
  Wells Fargo & Company                      7,500            303,281
                                                          -----------
                                                            1,866,094
CHEMICALS -- 3.33%
  Dow Chemical Company                       3,000            400,875
  Du Pont (E. I.) de Nemours &
    Company                                  5,000            329,375
  Rohm & Haas Company                        5,000            203,437
                                                          -----------
                                                              933,687
COMPUTER HARDWARE -- 0.85%
  Xerox Corporation                         10,500            238,219
CONGLOMERATES -- 2.46%
  Minnesota Mining & Manufacturing
    Company                                  3,500            342,562
  Textron Inc.                               4,500            345,094
                                                          -----------
                                                              687,656
CONSUMER DURABLES -- 0.86%
  Dana Corporation                           8,000            239,500
CONSUMER NON-DURABLES -- 0.94%
  Avon Products Inc.                         8,000            264,000
CONSUMER PRODUCTS -- 3.62%
  Colgate-Palmolive Company                  6,500            422,500
  Kimberly-Clark Corporation                 4,000            261,000
  Procter & Gamble Company                   3,000            328,687
                                                          -----------
                                                            1,012,187
CRUDE & PETROLEUM -- 6.37%
  BP Amoco (ADR)                             5,500            326,219
  Chevron Corporation                        3,500            303,187
  Exxon Mobil Corporation                    8,300            668,669
  Royal Dutch Petroleum Company
    (ADR)                                    4,000            241,750
  Texaco Inc.                                4,500            244,406
                                                          -----------
                                                            1,784,231
ELECTRICAL EQUIPMENT -- 5.65%
  Emerson Electric Company                   6,000            344,250
  General Electric Company                   8,000          1,238,000
                                                          -----------
                                                            1,582,250
ENERGY -- 6.65%
  Atlantic Richfield Company                 3,000            259,500
  Consolidated Natural Gas Company           4,000            259,750
  Duke Energy Corporation                    6,500            325,812
  El Paso Energy Corporation                 8,000            310,500
  Enron Corporation                          8,000            355,000
  Williams Companies Inc.                   11,500            351,469
                                                          -----------
                                                            1,862,031

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
FOOD & BEVERAGES & TOBACCO -- 0.21%
  Philip Morris Companies Inc.               2,500        $    57,969
INSURANCE -- 1.58%
  Cigna Corporation                          5,500            443,094
MACHINERY -- 3.63%
  Caterpillar Inc.                           6,500            305,906
  Deere & Company                            7,500            325,313
  Pitney Bowes Inc.                          8,000            386,500
                                                          -----------
                                                            1,017,719
MANUFACTURING -- 1.17%
  Eaton Corporation                          4,500            326,813
METALS & MINING -- 1.48%
  Alcoa Inc.                                 5,000            415,000
MISC. FINANCIAL SERVICES -- 1.89%
  Citigroup Inc.                             9,500            527,844
MULTI-LINE INSURANCE -- 0.86%
  Lincoln National Corporation               6,000            240,000
OIL SERVICES -- 4.77%
  Baker Hughes Inc.                          8,000            168,500
  Diamond Offshore Drilling Inc.             6,500            198,656
  Halliburton Company                        5,500            221,375
  Kerr-McGee Corporation                     5,000            310,000
  Schlumberger Ltd.                          3,500            196,875
  Tidewater Inc.                             6,000            216,000
  Transocean Sedco Forex Inc.                  678             22,827
                                                          -----------
                                                            1,334,233
PAPER & FOREST PRODUCTS -- 5.61%
  Bowater Inc.                               6,000            325,875
  Georgia-Pacific Group                      8,500            431,375
  International Paper Company                8,000            451,500
  Temple-Inland Inc.                         5,500            362,656
                                                          -----------
                                                            1,571,406
PHARMACEUTICALS -- 11.58%
  Abbott Laboratories                        7,500            272,344
  American Home Products
    Corporation                              8,500            335,219
  Baxter International Inc.                  5,000            314,063
  Bristol-Myers Squibb Company               5,500            353,031
  Eli Lilly & Company                        4,000            266,000
  Johnson & Johnson                          4,100            381,812
  Merck & Company Inc.                       5,500            368,844
  Pharmacia & Upjohn Inc.                    6,000            270,000
  Smithkline Beecham (ADR)                   5,500            354,406
  Warner-Lambert Company                     4,000            327,750
                                                          -----------
                                                            3,243,469
PRINTING & PUBLISHING -- 1.10%
  McGraw-Hill Companies Inc.                 5,000            308,125
PROPERTY-CASUALTY
  INSURANCE -- 1.41%
  Chubb Corporation                          7,000            394,187
RAW MATERIALS -- 3.08%
  Phelps Dodge Corporation                   3,500            234,938
  Reynolds Metals Company                    3,500            268,187
  Weyerhaeuser Company                       5,000            359,062
                                                          -----------
                                                              862,187
REAL ESTATE -- 1.88%
  Boston Properties Inc.                     4,500            140,062
  Crescent Real Estate Equities
    Company                                  6,000            110,250
  Equity Office Properties Trust             6,000            147,750
  Equity Residential Properties
    Trust                                    3,000            128,063
                                                          -----------
                                                              526,125

                         ENTERPRISE ACCUMULATION TRUST
                     EQUITY INCOME PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
TELECOMMUNICATIONS -- 10.56%
  AT&T Corporation                           9,500        $   482,125
  Bell Atlantic Corporation                  7,500            461,719
  BellSouth Corporation                      8,500            397,906
  GTE Corporation                            5,500            388,094
  SBC Communications Inc.                    9,500            463,125
  Sprint Corporation                         6,000            403,875
  U S West Inc.                              5,000            360,000
                                                          -----------
                                                            2,956,844
UTILITIES -- 1.84%
  CMS Energy Corporation                     8,500            265,094
  Edison International                       9,500            248,781
                                                          -----------
                                                              513,875
                                                          -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $27,267,997)                              27,017,995
---------------------------------------------------------------------

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
REPURCHASE AGREEMENT -- 4.50%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury Note
    $1,255,000 6.25%, due 01/31/02
    Value $1,319,199                    $1,260,000        $ 1,260,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,260,000)                                1,260,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $28,527,997)                             $28,277,995
OTHER ASSETS LESS LIABILITIES -- (1.00)%                     (280,976)
                                                          -----------
NET ASSETS -- 100%                                        $27,997,019
=====================================================================

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

VONTOBEL USA INC.
NEW YORK, NY

Investment Management

     Vontobel USA became portfolio manager on April 1, 1999. Vontobel manages approximately $2 billion and its normal investment minimum is $10 million.

Investment Objective

     The objective of the Enterprise International Growth Portfolio is to seek capital appreciation.

Investment Strategies

     The International Growth Portfolio invests primarily in non-U.S. equity securities that the Portfolio Manager believes are undervalued. The Portfolio Manager uses an approach that involves bottom-up stock selection. The Portfolio Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Portfolio Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

1999 Performance Review

     Vontobel became the portfolio manager on April 1, 1999. The massive sell-off of securities necessary to align the portfolio with Vontobel's investment strategy had a negative impact on performance early in the second quarter. Losses were sustained while selling many securities that did not meet Vontobel's investment criterion, largely due to company fundamentals.

     Beginning with the third quarter, there was an underweight in Japan, which had a modestly negative impact on absolute returns, as Japan outperformed Europe in dollar terms. The Portfolio's underweight in the Japanese banking sector also had a modestly negative impact on returns. Security selection in Japan made a positive contribution to performance, with names like Murata Manufacturing Company, Ltd., Rohm Company, Ltd., NTT Data Corporation, and Takeda Chemical Industries posting significant upticks for the third quarter. The decision to leave the yen position unhedged had a positive impact on returns, allowing investors to participate in the growing international strength of the currency.

     A European overweight in the Portfolio had a slight negative impact on absolute returns. The Portfolio's European telecommunications stocks, following an upward trend in this sector of the market, made a significant positive contribution to performance. The Portfolio's holdings represent dominant franchises and market leaders in the telecommunications industry and were selected not on a sector basis but, in keeping with Vontobel's investment discipline, because of the strength of the businesses and the historical track records of consistent earnings growth. A partial hedge against the Euro detracted from returns. This hedge was reduced substantially.

     The highest gains in 1999 were realized by companies in emerging Asia. Because Vontobel's style views emerging markets and international developed markets as separate asset classes, the Portfolio does not generally have emerging markets exposure. This lack of exposure to emerging Asia meant a lack of additional returns above what the EAFE countries provided. Japan was the best performing EAFE market and the Portfolio's exposure to Japan added to performance, with many long-term core holdings, such as Murata Manufacturing Company, Ltd., and Rohm Company, Ltd., providing returns up to 40 percent. Stocks such as NTT Data Corporation and Hikari Tsushin, Inc., gave the Portfolio lucrative exposure to the fast-growing mobile telecommunications market in Japan, and they present excellent investment opportunities.

     Stock picking in Europe had a positive impact on returns. Many European holdings, such as Mannesmann and Vodafone AirTouch, provided performance well in excess of 20 percent for the year. Telecomm stocks performed extraordinarily well and many of the Portfolio's holdings exceeded expectations. The Portfolio's weighting of over 10 percent in European telecomm paid off nicely in 1999. Hedges against the Euro, which were placed at various points throughout the year, had a net positive impact on returns. The Portfolio's overweight to Europe versus Asia had been a liability in the third quarter. In the fourth quarter, however, the Portfolio benefited from Europe's recovery, as the European overweight had a net positive effect on fourth quarter performance.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                  INTERNATIONAL GROWTH                                  LIPPER INTERNATIONAL FUND
                                                        PORTFOLIO                     EAFE*                      INDEX*
                                                  --------------------                -----             -------------------------
11/30/94                                                  10000                       10000                       10000
1994                                                      10041                       10063                        9867
1995                                                      11510                       11190                       10855
1996                                                      12967                       11867                       12422
1997                                                      13648                       12078                       13322
1998                                                      15672                       14494                       15009
1999                                                      22273                       18401                       20687

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE) is an unmanaged index composed of the stocks of approximately 1,032 companies traded on 20 stock exchanges from around the world, excluding the USA, Canada, and Latin America. It assumes the reinvestment of dividends and capital gains and excludes fees or expenses. The Lipper International Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper International Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     Vontobel believes there is great value left in Europe. The primary focus in European holdings is to invest in market leaders in their respective industries, which remain attractive business and continue to exhibit attractive valuations and good franchises. The earnings progression remains strong, suggesting a potentially positive trend and growth close to 18 percent in the year 2000. Market P/Es of 17x support the belief that there may be multiple economic expansions.

     After last year's initial euphoria, Vontobel expects the Euro to be trading close to parity in the coming months. This is not a negative for Europe, either in terms of future profits or for macro factors such as inflation. In fact, it may provide a boost in the export markets for many firms.

     In Asia, particularly Japan, there are a lot of good businesses that were penalized with unsatisfactorily low returns. Currently, Asia is at a turning point where Vontobel sees the ability to give higher returns on capital employed. This along with other factors could lead investors to put more money in Asia in the new year. The strong yen is probably a reflection of the strength of the Japanese economy. Belief in real restructurings and a positive worldview on the Japanese economy have most likely been major factors contributing to the rise of the yen in 1999.

     As with all international funds, the Enterprise International Growth Portfolio carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                         INTERNATIONAL GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
COMMON STOCKS -- 93.61%             PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AUSTRALIA -- 0.47%
  Telstra Corporation Ltd.                117,000        $    635,991
FINLAND -- 3.30%
  Nokia Corporation (ADR)                  16,500           3,135,000
  Sonera Yhtyma                            18,800           1,288,743
                                                         ------------
                                                            4,423,743
FRANCE -- 8.59%
  Altran Technologies                       3,900           2,357,198
  Axa                                      10,400           1,449,939
  Cap Gemini                                1,658             420,887
  CGIP                                     19,200           1,257,172
  Dassault Systemes                        18,600           1,212,265
  L'Oreal                                   1,300           1,043,060
  Louis Vuitton Moet Hennessy               1,600             716,750
  Scor                                     26,300           1,160,406
  Total Fina (Class B)                     10,000           1,334,738
  Valeo                                     7,500             578,722
                                                         ------------
                                                           11,531,137
GERMANY -- 4.12%
  Allianz                                   2,800             940,663
  Bayerische Motoren Werke                 33,800           1,031,667
  Mannesmann                               10,000           2,412,602
  Muenchener Rueckvers                      4,500           1,141,428
                                                         ------------
                                                            5,526,360
HONG KONG -- 1.83%
  Dah Sing Financial Group                159,000             634,077
  SmarTone Telecommunications
    Holdings Ltd.                         195,000             940,696
  Sun Hung Kai Properties Ltd.             85,000             885,702
                                                         ------------
                                                            2,460,475
IRELAND -- 1.66%
  Allied Irish Banks                       63,900             727,377
  CRH                                      27,400             592,050
  Elan Corporation (ADR) (a)               30,600             902,700
                                                         ------------
                                                            2,222,127
ITALY -- 2.48%
  ENI                                     125,000             687,516
  Pirelli                                 180,000             494,105
  Telecom Italia                           73,100           1,030,921
  TIM                                     100,000           1,117,151
                                                         ------------
                                                            3,329,693
JAPAN -- 27.82%
  Asatsu-DK Inc.                           12,000             810,414
  Fuji Photo Film Company                  11,000             401,586
  Hikari Tsushin Inc.                       1,100           2,207,106
  Honda Motor Company Ltd.                 18,000             669,472
  Hoya Corporation                         11,000             866,693
  Mikuni Coca-Cola Bottling
    Company Ltd.                           24,000             420,476
  Murata Manufacturing Company
    Ltd.                                   17,000           3,993,345
  Nichiei Company Ltd.                     17,500             380,249
  Nintendo Company Ltd.                     9,000           1,495,742
  Nippon Telegraph & Telephone
    Corporation                                 8             137,027
  Nomura Securities Company Ltd.           24,000             433,395
  NTT Data Corporation                        100           2,300,088

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
  NTT Mobile Communication
    Network Inc.                              105        $  4,038,857
  Rohm Company Ltd.                        12,000           4,932,955
  Ryohin Keikaku Company Ltd.               6,000           1,204,463
  Secom Company Ltd.                        9,000             990,995
  Seven Eleven Japan                       10,000           1,585,593
  Shohkoh Fund                              2,900           1,148,135
  Sony Corporation                         11,000           3,262,210
  Takeda Chemical Industries               40,000           1,977,097
  Tokyo Broadcasting System Inc.           42,000           1,422,335
  Tokyo Electron Ltd.                      15,000           2,055,398
  Yasuda Fire & Marine Insurance
    Company Ltd.                          109,000             616,639
                                                         ------------
                                                           37,350,270
MALAYSIA -- 0.02%
  Malayan Banking Berhad                    9,000              31,974
NETHERLANDS -- 8.90%
  Aegon                                    19,516           1,885,340
  Aegon (ADR)                              16,096           1,537,168
  ASM Lithography Holdings (a)             20,000           2,222,213
  Getronics                                21,900           1,747,228
  Heineken                                 20,100             980,395
  Kempen & Company                         16,600             660,519
  Philips Electronics                       8,984           1,221,754
  Vendex KBB                               35,900             954,725
  Wolters Kluwer                           22,000             744,633
                                                         ------------
                                                           11,953,975
NORWAY -- 0.45%
  Tomra Systems                            35,400             601,236
SINGAPORE -- 1.56%
  Datacraft Asia Ltd.                      67,000             556,100
  Singapore Press Holdings Ltd.            70,788           1,534,342
                                                         ------------
                                                            2,090,442
SPAIN -- 0.63%
  Telefonica                               34,000             849,397
SWEDEN -- 7.16%
  A Com (a)                                31,400             715,901
  Assa Abloy (Class B)                    155,440           2,182,992
  Connecta (a)                              9,200             313,550
  Ericsson LM (Class B)                    23,500           1,510,695
  Framtidsfabriken (Class A) (a)            4,100             742,038
  Hennes & Mauritz (Class B)               57,400           1,922,553
  Modern Time Group (Class B) (a)          16,400             813,351
  Securitas (Class B)                      46,600             843,389
  Svenska Handelsbanken Series A           45,400             570,901
                                                         ------------
                                                            9,615,370
SWITZERLAND -- 7.54%
  Credit Suisse Group                      13,200           2,623,752
  Nestle                                      600           1,099,165
  Pharma Vision 2000 (a)                      600             425,799
  Roche Holdings                               72           1,175,658
  Roche Holdings Genusschein                  300           3,560,887
  Schweizerische
    Rueckversicherungs-
    Gesellschaft                              600           1,232,556
                                                         ------------
                                                           10,117,817

                         ENTERPRISE ACCUMULATION TRUST
                 INTERNATIONAL GROWTH PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
UNITED KINGDOM -- 17.08%
  Amvescap                                110,000        $  1,279,318
  BP Amoco (ADR)                           18,600           1,103,213
  British Telecom                          53,000           1,284,164
  Capita Group                             64,300           1,168,468
  CGU                                      32,000             516,379
  Compass Group                           150,000           2,059,508
  Diageo                                   46,000             367,061
  Dixons Group                             58,000           1,395,942
  Hays                                     72,700           1,160,231
  HSBC Holdings                           121,800           1,688,060
  Invensys                                157,000             830,065
  Lloyds TSB Group                         75,600             939,077
  Misys                                   116,400           1,806,881
  Next                                     64,000             614,072
  Provident Financial                      49,100             545,661
  Rentokil Initial                        264,800             962,396
  Schroders                                36,000             724,559
  Securicor                                48,700             124,291
  Smithkline Beecham                       58,000             735,446
  Vodafone AirTouch                       290,230           1,446,696
  WPP Group                               139,200           2,181,043
                                                         ------------
                                                           22,932,531
                                                         ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $88,464,507)                             125,672,538
---------------------------------------------------------------------
PREFERRED STOCK -- 1.15%
---------------------------------------------------------------------
GERMANY -- 1.15%
  SAP                                       2,575           1,551,167
                                                         ------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $815,349)                                  1,551,167
---------------------------------------------------------------------
CONVERTIBLE SECURITY -- 0.37%
---------------------------------------------------------------------
UNITED STATES -- 0.37%
  Salomon Smith Barney Holdings
    Inc. "QUANTO", convertible on
    05/09/00 (a)                          500,000             500,136
                                                         ------------
TOTAL CONVERTIBLE SECURITY
(IDENTIFIED COST $500,000)                                    500,136
---------------------------------------------------------------------
WARRANTS -- 0.32%
---------------------------------------------------------------------
SWITZERLAND -- 0.32%
  Zuercher Kantonalbank Call
    Warrant Expires 09/15/00 (e)       $  550,000        $    428,311
                                                         ------------
TOTAL WARRANTS
(IDENTIFIED COST $352,888)                                    428,311
---------------------------------------------------------------------

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
REPURCHASE AGREEMENTS -- 3.70%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury
    Note $5,025,000, 6.25% due
    02/15/17, Value $5,181,314          4,963,000        $  4,963,000
                                                         ------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $4,963,000)                                4,963,000
---------------------------------------------------------------------
TOTAL INVESTMENTS+
(IDENTIFIED COST $95,095,744)                            $133,115,152
OTHER ASSETS LESS LIABILITIES -- 0.85%                      1,139,904
                                                         ------------
NET ASSETS -- 100%                                       $134,255,056
=====================================================================

(a) Non-income producing security.
(e) The warrants entitle the Portfolio to purchase 1 share of Credit Suisse Group for every 40 warrants held and 290 CHF until September 15, 2000.
(ADR) American Depository Receipt.
+ Industry classifications for the portfolio as a percentage of total market value at December 31, 1999 are as follows: (unaudited)

                    Industry
                    --------
Aerospace & Military Technology                      1.75%
Appliances & Household Durables                      3.34%
Automobiles                                          1.27%
Banking                                              6.53%
Beverages & Tobacco                                  1.85%
Broadcasting & Publishing                            3.36%
Building Materials & Components                      2.06%
Business & Public Service                           13.46%
Data Processing & Reproduction                       2.68%
Electrical & Electronics                             1.12%
Electronic Components, Instruments                  11.19%
Energy Sources                                       2.33%
Financial Services                                   3.70%
Food & Household Products                            2.00%
Health & Personal Care                               6.99%
Industrial Components                                0.80%
Insurance                                            7.79%
Machinery & Engineering                              0.45%
Merchandising                                        3.64%
Multi-Industry                                       0.93%
Real Estate                                          0.66%
Recreation, Other Consumer Goods                     1.40%
Telecommunications                                  15.28%
Textiles & Apparel                                   0.90%
Cash/Other                                           4.52%
                                                   ------
    Total                                          100.00%
                                                   ======

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

OPCAP ADVISORS, INC.
NEW YORK, NEW YORK

SANFORD C. BERNSTEIN & CO., INC.
NEW YORK, NEW YORK

Investment Management

     OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, manages approximately $52 billion for institutional clients, and its normal investment minimum is $20 million.

     Sanford C. Bernstein & Co., Inc., which has approximately $88 billion in assets under management, became co-portfolio manager of the Portfolio on November 1, 1999. Bernstein's normal investment minimum is $5 million.

Investment Objective

     The objective of the Enterprise Managed Portfolio is to seek growth of capital over time.

Investment Strategies

     The Managed Portfolio invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon economic and market trends and the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any specific types of investments. However, the Portfolio invests primarily in equity securities at times when the Portfolio Managers believe that the best investment values are available in the equity markets. The Portfolio may invest almost all of its assets in high-quality short-term money market and cash equivalents to preserve capital. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. The bonds in which the Portfolio may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

1999 Performance Review -- OpCap Advisors

     In 1999 the U.S. stock market continued to advance strongly. The S&P 500 Index rose 21.0 percent, returning more than 20 percent for a record fifth consecutive year. Even as the popular indexes kept hitting new highs, however, the U.S. market was characterized by two contradictory trends: the rapid escalation of technology stocks, especially those associated with the Internet and e-commerce, and the only modest gains or even price declines for many stocks in other industry sectors.

     More than half the stocks on the New York Stock Exchange actually declined in price during the year, and the Russell 1000 Value Index, a widely followed large cap value benchmark, rose a relatively modest 6.7 percent in 1999 even though many of the companies in the index continued to generate strong earnings growth. Performance disparities among industry sectors and types of stocks are hardly new. Nonetheless, few such disparities have been as extreme as that which occurred during 1999 between the high-flying tech stocks and the rest of the market. The outperformance of technology stocks became most pronounced in the fourth quarter, when the S&P 500 rose 14.9 percent while the tech-heavy NASDAQ composite delivered a total return of 48.3 percent.

     Much of the current fervor surrounding tech stocks stems from the explosive growth potential of e-commerce and other tech-related businesses. Internet-related stocks such as America Online, Yahoo!, Amazon and eBay advanced more than 20 percent in December alone, even though many of these companies have yet to earn any profit and are expected to remain unprofitable in the near term. This lack of current earnings, and uncertainty over when earnings will occur, makes these stocks risky and even undesirable for investors who are not simply chasing the upward momentum of stocks that keep rising with little or no direct relationship to fundamentals.

     OpCap has always been thoughtful in its value style to consider companies across the breadth of the market, including technology companies. And, in fact, the Portfolio made money on several of the more established technology stocks during the past year -- companies with strong market Positions and improving profitability. However, in the current ebullient market for tech stocks, it has become increasingly difficult to find value in the sector. As a result, the Portfolio's investment results trailed the S&P 500 and other major market indexes due in part to an underweighting in the technology sector.

     Whether the current tech stock craze turns out to be a bubble that bursts remains to be seen. Even if it does burst, however, the technology industry will continue to grow and create enormous economic wealth. OpCap's challenge as value investors, therefore, is to identify solid companies that stand to benefit from this growth. In recent months, OpCap has intensified research efforts aimed at buying technology companies with staying power and where share prices bear some reasonable relationship to underlying value. OpCap bought several such stocks and will continue efforts to find additional technology issues that meet its value criteria, while maintaining OpCap's broadly based research programs to uncover excellent investment opportunities in all industry sectors.

1999 Performance Review -- Sanford C. Bernstein

     Bernstein became co-manager of the Enterprise Managed Portfolio in November. Bernstein's portion of the Portfolio not completely restructured until late in the month. December was the first full month of performance.

     Stock selection hurt performance in December. Most significantly, the Portfolio was overweight electric utilities versus telecom in the utilities sector and the Portfolio's telecom holdings were in traditional, rather than extremely high-priced cellular companies. Stock selection within consumer growth also hurt, as several leading pharmaceutical companies traded down. Partly offsetting this, however, was strong stock selection within the financial, credit non-financial, industrial resources and technology sectors.

     The five largest contributors to performance in the month were Amgen, Bausch & Lomb, Georgia Pacific, Lehman Brothers Holdings and Motorola. The five largest detractors from performance were an underweight in QUALCOMM and overweight positions of Goodyear Tire & Rubber, Inc., Bristol Myers Squibb, and Johnson & Johnson.

     Sector weights contributed 0.37 percent to performance. Most important were underweight positions in the consumer growth and consumer staples sectors. Overweights of the utilities and energy sectors, however, detracted from performance.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                                                        LIPPER FLEXIBLE PORTFOLIO
                                                    MANAGED PORTFOLIO               S&P 500*                     INDEX**
                                                    -----------------               --------            -------------------------
12/31/89                                                  10000                       10000                       10000
1990                                                       9639                        9689                       10093
1991                                                      14071                       12641                       12814
1992                                                      16694                       13605                       13539
1993                                                      18429                       14976                       15263
1994                                                      18901                       15174                       14855
1995                                                      27763                       20876                       18360
1996                                                      34279                       25669                       20949
1997                                                      42677                       34232                       24771
1998                                                      46066                       44012                       28862
1999                                                      50312                       53268                       31689

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. The Lipper Flexible Portfolio Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net asset value, in the Lipper Flexible Portfolio Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy -- OpCap Advisors

     OpCap remains optimistic about the outlook for its style of value investing and believes the Portfolio is positioned to perform well in the months ahead. The companies the Portfolio owns have strong competitive positions, and on average their share prices trade at discounts to the S&P 500. OpCap believes the market will ultimately shift back to an emphasis on company fundamentals, benefiting the value approach.

     Nonetheless, the Portfolio has a larger-than-normal cash position, reflecting OpCap's caution in adding to equity holdings at a time when technology stocks keep rising and many other stocks have languished. OpCap thinks there are many opportunities in today's market to buy quality businesses with solid fundamentals inexpensively and that many of these companies will improve their earnings as the economies of Asia and Europe strengthen. OpCap believes also, however, that the Portfolio has the luxury of being opportunistic about waiting for attractive prices and building positions over time given the current malaise of many non-tech issues.

Future Investment Strategy -- Sanford C. Bernstein

     The cheapest 100 stocks in the S&P 500 are now trading at their lowest valuations relative to the market as a whole in 25 years, but with far less risk. While a small fraction of the Portfolio's overweight value holdings is invested in companies suffering serious short-term earnings reverses, most are in companies meeting or exceeding short-term earnings expectations. In fact, consensus earnings forecasts for many of the Portfolio's holdings have turned up sharply. While some of these companies' share prices have recently recovered some of their lost ground, they remain cheap not only in Bernstein's eyes, but in managements'. Stock buyback activity has been unusually high for many of the Portfolio's holdings.

     Producers of industrial commodities are among the investments in the Portfolio that are showing the strongest fundamental improvement, with commodity prices rising strongly on improved demand and corporate restructuring efforts bearing fruit. The turnaround in paper was particularly rapid. Global capacity utilization for pulp, uncoated free sheet and linerboard has been rising and steadily pushing up pricing. In every case, however, current pricing is still quite a bit below the peaks of the last cycle, so there is still room for further improvement.

     Over the last few years, department stores have been designated the dinosaurs of retailing, with specialty stores such as The Gap and discounters such as Wal-Mart purportedly drawing the crowds of shoppers and Internet retailers supposedly changing the rules of the game. In Bernstein's view, this has created many attractive opportunities. For example, Federated Department Stores, one of the Portfolio's holdings, is flourishing. Its sales-per-store rose at a healthy clip in 1999, with more shoppers spending more money at Bloomingdale's and Macy's than ever. Federated is also tackling the Internet. About a year ago, it purchased Fingerhut, a catalog retailer with a highly regarded Internet whiz at its helm. When Wal-Mart and e-Toys hired a firm to distribute their goods to Internet customers, they chose Fingerhut. May Department Stores, meanwhile, is the class act of its industry. Operator of Lord & Taylor's, Robinsons-May, Hecht's, Foley's and Kaufmann's, May has one of the most consistent track records in this cyclical industry. Bernstein finds May, like Federated, a very compelling value.

     The electric utility industry has lagged the market since late 1993, except for a brief period of outperformance during the market downturn in 1998. Recently, these stocks have fallen even further behind as their unexciting growth prospects failed to capture the imagination of investors preoccupied with the Internet. Concerns about deregulation and rising interest rates have also contributed to electric utilities' underperformance and set up a compelling opportunity. Valuations are now at record lows relative to the market. The particular utilities the Portfolio is buying may remain competitive even through deregulation because they enjoy low-cost positions or a favorable regulatory environment or both. American Electric Power (AEP), for example, has the lowest-cost fossil-fuel generating assets in the country because most of its generating plants sit on top of coalmines and do not have to pay for transportation. Central and South West, with which AEP is about to merge, is also a low-cost provider. AEP and Central and South West are not the only attractive utilities Bernstein sees. The Portfolio is also buying Ameren, FirstEnergy and New Century Energies. If electric utilities continue to underperform, they could become a larger theme in the Portfolio.

     Bernstein continues to see potentially large opportunities in the value realm. The Portfolio has continued to be attractively priced relative to the S&P 500, with price-to-earnings and price-to-book ratios lower than the index's, and a higher dividend yield. It maintains a weighted-average capitalization comparable to the S&P 500.

     The views expressed in this report reflect those of the Portfolio Managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                  NUMBER OF SHARES OR
    COMMON STOCKS -- 85.61%        PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
AEROSPACE -- 2.60%
  Boeing Company                        1,310,600       $   54,471,812
  Honeywell International Inc.             70,100            4,043,894
  Northrop Grumman Corporation             21,400            1,156,938
                                                        --------------
                                                            59,672,644
AUTOMOTIVE -- 1.26%
  Cummins Engine Company Inc.              80,000            3,865,000
  Delphi Automotive Systems
    Corporation                           421,400            6,637,050
  Ford Motor Company                      116,900            6,246,844
  General Motors Corporation               23,400            1,700,887
  Genuine Parts Company                   234,900            5,828,456
  Goodyear Tire & Rubber Company          113,600            3,202,100
  Paccar Inc.                              15,600              691,275
  TRW Inc.                                 15,700              815,419
                                                        --------------
                                                            28,987,031
BANKING -- 6.34%
  Bank of America Corporation             271,500           13,625,906
  Bank One Corporation                    162,100            5,197,331
  Chase Manhattan Corporation             125,200            9,726,475
  First Union Corporation                 102,300            3,356,719
  FleetBoston Financial
    Corporation                           247,500            8,616,094
  J. P. Morgan & Company Inc.              59,200            7,496,200
  M & T Bank Corporation                   58,500           24,233,625
  National City Corporation                37,300              883,544
  PNC Bank Corporation                     95,300            4,240,850
  Republic New York Corporation            58,100            4,183,200
  Summit Bancorp                           33,000            1,010,625
  Wells Fargo & Company                 1,551,000           62,718,562
                                                        --------------
                                                           145,289,131
BROADCASTING -- 1.37%
  AMFM Inc. (a)                            80,000            6,260,000
  News Corporation Ltd. (ADR)             540,000           18,056,250
  Time Warner Inc.                         27,900            2,021,006
  Viacom Inc. (a)                          82,500            4,986,094
                                                        --------------
                                                            31,323,350
BROKERS -- 0.49%
  Bear Stearns Companies Inc.             120,800            5,164,200
  Lehman Brothers Holdings Inc.            72,200            6,114,438
                                                        --------------
                                                            11,278,638
BUILDING & CONSTRUCTION -- 0.03%
  Lowes Companies Inc.                     13,300              794,675
CABLE -- 0.05%
  Mediaone Group Inc. (a)                  13,500            1,036,969
CAPITAL GOODS &
  SERVICES -- 0.10%
  Cooper Industries Inc.                   58,600            2,369,638
CHEMICALS -- 3.47%
  Ashland Inc.                             93,100            3,066,481
  Du Pont (E. I.) de Nemours &
    Company                               831,700           54,788,238
  Monsanto Company                        400,000           14,250,000
  Union Carbide Corporation               110,700            7,389,225
                                                        --------------
                                                            79,493,944

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
COMPUTER HARDWARE -- 6.55%
  Apple Computer Inc.                      31,100       $    3,197,469
  Cisco Systems Inc. (a)                  355,900           38,125,787
  Compaq Computer Corporation             742,500           20,093,906
  Dell Computer Corporation (a)           200,500           10,225,500
  EMC Corporation (a)                     115,200           12,585,600
  Hewlett-Packard Company                 159,800           18,207,213
  Intel Corporation                       335,400           27,607,613
  International Business
    Machines Corporation                  171,800           18,554,400
  Seagate Technology Inc. (a)              31,700            1,476,031
                                                        --------------
                                                           150,073,519
COMPUTER SERVICES -- 1.91%
  America Online Inc. (a)                 224,800           16,958,350
  Electronic Data Systems
    Corporation                            91,000            6,091,312
  LSI Logic Corporation (a)                29,800            2,011,500
  Solectron Corporation (a)                 9,500              903,688
  Sun Microsystems Inc. (a)               185,000           14,325,937
  Yahoo! Inc. (a)                           8,000            3,461,500
                                                        --------------
                                                            43,752,287
COMPUTER SOFTWARE -- 5.37%
  Computer Associates
    International Inc.                    741,800           51,879,638
  Microsoft Corporation (a)               478,100           55,818,175
  Oracle Corporation (a)                  136,500           15,296,531
                                                        --------------
                                                           122,994,344
CONGLOMERATES -- 1.96%
  Minnesota Mining &
    Manufacturing Company                 264,400           25,878,150
  Textron Inc.                            250,000           19,171,875
                                                        --------------
                                                            45,050,025
CONSUMER PRODUCTS -- 1.01%
  Black & Decker Corporation               33,600            1,755,600
  Briggs & Stratton Corporation            20,700            1,110,038
  Nike Inc. (Class B)                      24,800            1,229,150
  Procter & Gamble Company                120,300           13,180,369
  Whirlpool Corporation                    90,600            5,894,662
                                                        --------------
                                                            23,169,819
CONSUMER SERVICES -- 0.25%
  First Data Corporation                  116,400            5,739,975
CRUDE & PETROLEUM -- 2.82%
  Anadarko Petroleum Corporation           77,800            2,654,925
  Chevron Corporation                     119,700           10,369,013
  Exxon Mobil Corporation                 375,500           30,251,219
  Royal Dutch Petroleum Company
    (ADR)                                 315,500           19,068,031
  Texaco Inc.                              43,300            2,351,731
                                                        --------------
                                                            64,694,919
ELECTRICAL EQUIPMENT -- 2.49%
  Emerson Electric Company                120,000            6,885,000
  General Electric Company                302,300           46,780,925
  Teradyne Inc. (a)                        51,400            3,392,400
                                                        --------------
                                                            57,058,325
ELECTRONICS -- 0.11%
  Rockwell International
    Corporation                            50,800            2,432,050

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
ENERGY -- 1.09%
  AES Corporation (a)                      30,800       $    2,302,300
  Atlantic Richfield Company               64,100            5,544,650
  Cinergy Corporation                     154,300            3,722,487
  El Paso Energy Corporation               28,800            1,117,800
  Enron Corporation                         6,000              266,250
  FirstEnergy Corporation                 273,200            6,198,225
  New Century Energies Inc.               190,000            5,771,250
                                                        --------------
                                                            24,922,962
ENTERTAINMENT & LEISURE -- 0.20%
  Walt Disney Company                      85,000            2,486,250
  Harrahs Entertainment Inc. (a)           83,400            2,204,888
                                                        --------------
                                                             4,691,138
FINANCE -- 1.77%
  Dun & Bradstreet Corporation            114,800            3,386,600
  Household International Inc.            574,900           21,415,025
  Merrill Lynch & Company Inc.             31,600            2,638,600
  MGIC Investment Corporation              77,000            4,634,437
  Morgan Stanley Dean Witter &
    Company                                58,800            8,393,700
                                                        --------------
                                                            40,468,362
FOOD & BEVERAGES & TOBACCO -- 2.65%
  Anheuser Busch Companies Inc.           101,800            7,215,075
  Coca-Cola Company                       151,800            8,842,350
  Conagra Inc.                            108,800            2,454,800
  Diageo (ADR)                            709,900           22,716,800
  Fortune Brands Inc.                      74,000            2,446,625
  General Mills Inc.                       65,400            2,338,050
  Great Atlantic & Pacific Tea
    Company                                81,300            2,266,237
  Philip Morris Companies Inc.            474,000           10,990,875
  Unilever N V                              7,000              381,063
  Wendys International Inc.                47,900              987,937
                                                        --------------
                                                            60,639,812
HEALTH CARE -- 0.28%
  Bausch & Lomb Inc.                       67,900            4,646,906
  United Healthcare Corporation            33,300            1,769,063
                                                        --------------
                                                             6,415,969
HOTELS & RESTAURANTS -- 2.89%
  McDonald's Corporation                1,645,900           66,350,344
INSURANCE -- 1.74%
  ACE Ltd.                                200,000            3,337,500
  Aon Corporation                          23,700              948,000
  XL Capital Ltd. (Class A)               685,961           35,584,227
                                                        --------------
                                                            39,869,727
MACHINERY -- 1.37%
  Applied Materials Inc. (a)               85,400           10,819,112
  Caterpillar Inc.                        437,850           20,606,316
                                                        --------------
                                                            31,425,428
MANUFACTURING -- 1.92%
  FMC Corporation (a)                      87,000            4,986,187
  ITT Industries Inc.                   1,000,000           33,437,500
  Tyco International Ltd.                 145,600            5,660,200
                                                        --------------
                                                            44,083,887
MEDICAL INSTRUMENTS -- 0.12%
  PE Corporation                           23,700            2,851,406

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
METALS & MINING -- 0.34%
  Alcoa Inc.                               17,600       $    1,460,800
  INCO Ltd. (a)                            90,600            2,129,100
  Nucor Corporation                        46,300            2,537,819
  Worthington Industries Inc.             101,700            1,684,406
                                                        --------------
                                                             7,812,125
MISC. FINANCIAL
  SERVICES -- 6.30%
  American Express Company                 62,300           10,357,375
  Citigroup Inc.                        1,244,300           69,136,419
  Federal National Mortgage
    Association                           116,800            7,292,700
  Freddie Mac                           1,225,600           57,679,800
                                                        --------------
                                                           144,466,294
MULTI-LINE INSURANCE -- 0.77%
  American General Corporation             73,000            5,538,875
  American International Group
    Inc.                                   93,900           10,152,937
  Lincoln National Corporation             48,900            1,956,000
                                                        --------------
                                                            17,647,812
OIL SERVICES -- 0.72%
  Kerr-McGee Corporation                   15,900              985,800
  Occidental Petroleum
    Corporation                           286,700            6,199,887
  Phillips Petroleum Company              147,000            6,909,000
  Rowan Companies Inc.                    113,300            2,457,194
                                                        --------------
                                                            16,551,881
PAPER & FOREST PRODUCTS -- 1.92%
  Champion International
    Corporation                           407,400           25,233,337
  Fort James Corporation                    4,400              120,450
  Georgia-Pacific Group                   160,400            8,140,300
  International Paper Company             150,200            8,476,912
  Temple-Inland Inc.                       30,200            1,991,313
                                                        --------------
                                                            43,962,312
PAPER PRODUCTS -- 0.29%
  Boise Cascade Corporation                31,000            1,255,500
  Westvaco Corporation                     99,700            3,252,712
  Willamette Industries Inc.               45,300            2,103,619
                                                        --------------
                                                             6,611,831
PHARMACEUTICALS -- 4.99%
  Abbott Laboratories                      62,100            2,255,006
  American Home Products
    Corporation                           778,200           30,690,262
  Amgen Inc. (a)                          126,200            7,579,888
  Baxter International Inc.               102,700            6,450,844
  Bristol-Myers Squibb Company            259,400           16,650,237
  Eli Lilly & Company                      40,200            2,673,300
  Johnson & Johnson                       201,700           18,783,312
  Merck & Company Inc.                    229,400           15,384,138
  Pfizer Inc.                             258,200            8,375,363
  Pharmacia & Upjohn Inc.                  31,900            1,435,500
  Schering-Plough Corporation              56,400            2,379,375
  Warner-Lambert Company                   22,000            1,802,625
                                                        --------------
                                                           114,459,850
PRINTING & PUBLISHING -- 0.45%
  Donnelley (R. R.) & Sons
    Company                               419,500           10,408,844
PROPERTY-CASUALTY INSURANCE -- 0.10%
  St. Paul Companies Inc.                  68,500            2,307,594
PUBLISHING -- 0.04%
  New York Times Company                   16,800              825,300
RAW MATERIALS -- 0.17%
  Weyerhaeuser Company                     54,800            3,935,325

                         ENTERPRISE ACCUMULATION TRUST
                        MANAGED PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
RETAIL -- 3.99%
  Dayton Hudson Corporation                77,100       $    5,662,031
  Federated Department Stores
    Inc. (a)                              153,100            7,741,119
  Gap Inc.                                 65,700            3,022,200
  Home Depot Inc.                         226,500           15,529,406
  K-Mart Corporation (a)                  144,000            1,449,000
  Limited Inc.                            117,400            5,084,887
  May Department Stores Company           198,800            6,411,300
  The Kroger Company                      650,000           12,268,750
  TJX Companies Inc.                      144,100            2,945,044
  Wal-Mart Stores Inc.                    452,400           31,272,150
                                                        --------------
                                                            91,385,887
SAVINGS AND LOAN -- 0.24%
  Golden West Financial
    Corporation                            96,300            3,226,050
  Washington Mutual Inc.                   86,700            2,254,200
                                                        --------------
                                                             5,480,250
TECHNOLOGY -- 0.67%
  Micron Technology Inc. (a)               51,600            4,011,900
  Texas Instruments Inc.                  116,300           11,266,563
                                                        --------------
                                                            15,278,463
TELECOMMUNICATIONS -- 8.45%
  Alltel Corporation                       84,900            7,020,169
  AT&T Corporation                        423,300           21,482,475
  Bell Atlantic Corporation               597,700           36,795,906
  BellSouth Corporation                    49,300            2,307,856
  GTE Corporation                         128,400            9,060,225
  Lucent Technologies Inc.                282,400           21,127,050
  MCI WorldCom Inc. (a)                   338,250           17,948,391
  Nortel Networks Corporation             158,800           16,038,800
  QUALCOMM Inc. (a)                        47,600            8,383,550
  SBC Communications Inc.                 209,800           10,227,750
  Sprint Corporation                      614,000           41,329,875
  Tellabs Inc. (a)                         22,400            1,437,800
  U.S. West Inc.                            7,600              547,200
                                                        --------------
                                                           193,707,047
TRANSPORTATION -- 1.18%
  Burlington Northern Santa Fe
    Corporation                             8,800              213,400
  CSX Corporation                          91,900            2,883,363
  UAL Corporation (a)                     245,000           19,002,812
  Union Pacific Corporation               112,800            4,920,900
                                                        --------------
                                                            27,020,475
UTILITIES -- 1.08%
  Ameren Corporation                      167,200            5,475,800
  American Electric Power Inc.            185,700            5,965,612
  GPU Inc.                                183,500            5,493,531
  KLA Tencor Corporation (a)               30,500            3,396,938
  Texas Utilities Company                 124,600            4,431,088
                                                        --------------
                                                            24,762,969
WASTE MANAGEMENT -- 0.90%
  Waste Management Inc.                 1,200,000           20,625,000

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
WIRELESS COMMUNICATIONS -- 0.80%
  Motorola Inc.                           124,700       $   18,362,075
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,704,554,825)                         1,962,541,652
----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.69%
----------------------------------------------------------------------
  Federal National Mortgage
    Association, 6.50% due
    08/15/04                         $105,000,000          103,718,633
                                                        --------------
  Federal National Mortgage
    Association Discount Notes,
    5.65% due 01/31/00                 50,000,000           49,764,583
                                                        --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(IDENTIFIED COST $153,661,596)                             153,483,216
----------------------------------------------------------------------
U.S. TREASURY NOTES -- 0.09%
----------------------------------------------------------------------
  U.S. Treasury Note 7.875% due
    08/15/01                            1,976,500            2,025,263
                                                        --------------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $1,985,722)                                 2,025,263
----------------------------------------------------------------------
COMMERCIAL PAPER -- 3.70%
----------------------------------------------------------------------
  American Express Credit
    Corporation, 6.25% due
    01/14/00                           35,000,000           34,921,007
  Ford Motor Credit Company
    6.06% due 01/12/00                 50,000,000           49,907,417
                                                        --------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $84,828,424)                               84,828,424
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.00%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury
    Note $16,050,000, 5.75% due
    08/15/03, Value $16,112,781
    U.S. Treasury Note
    $30,685,000, 5.75% due
    08/15/03, Value $30,808,750        45,868,000           45,868,000
                                                        --------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $45,868,000)                               45,868,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $1,990,898,567)                        $2,248,746,555
OTHER ASSETS LESS LIABILITIES -- 1.91%                      43,720,651
                                                        --------------
NET ASSETS -- 100%                                      $2,292,467,206
======================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                               BALANCED PORTFOLIO

MONTAG & CALDWELL
ATLANTA, GEORGIA

Investment Management

     Montag & Caldwell, which has approximately $35 billion in assets under management, became manager of the Portfolio on July 15, 1999, the Portfolio's inception date. Montag's normal investment minimum for a separate account is $40 million.

Investment Objective

     The Portfolio seeks long-term total return.

Investment Strategies

     Generally, between 55 percent and 75 percent of the Balanced Portfolio's total assets will be invested in equity securities, and at least 25 percent of the Balanced Portfolio's total assets will be invested in fixed income securities. The portfolio allocation will vary based upon the Portfolio Manager's assessment of the return potential of each asset class. For equity investments, the Portfolio Manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have a strong history of earnings growth; attractive prices relative to the company's potential for above average; long-term earnings and revenue growth; strong balance sheets; a sustainable competitive advantage; the potential to become (or currently are) industry leaders; and the potential to outperform the market during downturns. When selecting fixed income securities, the Portfolio Manager will seek to maintain the Portfolio's weighted average duration within 20 percent of the duration of the Lehman Brothers Government Corporate Index. Emphasis is also placed on diversification and credit analysis. The Portfolio will only invest in fixed income securities with an "A" or better rating. Fixed income investments will include: U.S. Government securities; corporate bonds; mortgage/asset-backed securities; and money market securities and repurchase agreements.

1999 Performance Review

     Due to the strength in the Portfolio's equities, the Portfolio is off to a good start since its inception date of July 1, 1999. While the S&P 500 and other market-weighted indices made considerable progress in 1999, many stocks showed little change or actually declined in price. The year's stock market advance was extremely narrow, dominated almost exclusively by the technology sector.

     Montag thinks the weakness in the broader market is related to the increase in both short and long-term interest rates. Higher interest rates increase the costs of borrowing for consumers and businesses and reduce the attractiveness of stocks versus higher yielding bonds.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                   BALANCED PORTFOLIO            60% S&P 500/40%         LIPPER BALANCED INDEX**
                                                   ------------------            LEHMAN BROTHERS         ----------------------
                                                                                GOV'T/CORP INDEX**
                                                                                -----------------
7/31/99                                                 10000.00                    10000.00                    10000.00
1999                                                    10766.00                    10685.00                    10460.00

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
          * Return calculated as of July 31, 1999 to correspond with the indices indicated. Actual return since inception of July 15, 1999 was 4.00%.
          ** The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. The Lehman Brothers Intermediate Government/Bond Index is an unmanaged index of all investment grade bonds in the Lehman Brothers Bond Index and Government Bond Index that have at least one year to maturity. It includes reinvested interest and excludes any transaction or holding charges. The Lipper Balanced Index is an unmanaged index of the 30 largest funds, based on total year-end net assets, in the Lipper Balanced Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     While many technology stocks are now richly valued, Montag believes there are still selective opportunities in technology. Global industry conditions remain robust, and the build-out of the Internet is increasing the demand for technology goods and services.

     As it becomes more evident to investors that the Federal Reserve will be successful at engineering a soft landing for the U.S. economy, the broader market may begin to improve. Bond yields may then stabilize and drift somewhat lower as the economy slows; and investors may become increasingly confident that corporate profits can keep growing since a recession-induced decline in profits may not be needed to keep inflation in check. Because the Federal Reserve is operating in a preemptive fashion, Montag believes the Fed will be successful in achieving sustained economic growth with low inflation and, as a result, the stock market will begin to broaden out while it continues toward higher levels.

     In addition to selective technology issues, Montag continues to view the shares of global, consumer growth companies as quite attractive. With the triumph of capitalism, the longer-term opportunities for these high quality companies may be enormous. Now that consumers overseas are benefiting from the pickup in world trade, the intermediate term outlook is also quite good. Montag expects research-driven pharmaceutical and medical device companies to perform better in 2000 because their shares represent excellent value and offer strong double-digit earnings growth prospects. Well-positioned consumer-oriented companies with a global opportunity, but more dependent on the U.S. economy, may also do well as it becomes more evident that a soft economic landing has been achieved.

     Although Montag's long-term outlook for bonds is positive, Montag anticipates that short-term anxiety over further Federal Reserve action and concern about the strength of holiday retail spending may cause interest rates to increase temporarily. With real GDP continuing to increase at a strong rate, many market participants expect the Fed to increase short-term interest rates at their February meeting. Inflation continues to be contained despite tight labor markets and strength in global economies. Montag expects that the combination of preemptive actions by the Fed and continued tame inflation will lead to a soft landing that may allow interest rates to drift lower over the long term.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                               BALANCED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                  NUMBER OF SHARES OR
    COMMON STOCKS -- 65.78%        PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------
BANKING -- 1.51%
  Wells Fargo & Company                     3,700       $      149,619
BUSINESS SERVICES -- 1.93%
  Interpublic Group of Companies
    Inc.                                    3,300              190,369
COMPUTER HARDWARE -- 6.59%
  Dell Computer Corporation (a)             2,100              107,100
  EMC Corporation (a)                       1,300              142,025
  Hewlett-Packard Company                   2,300              262,056
  Intel Corporation                         1,700              139,931
                                                        --------------
                                                               651,112
COMPUTER SERVICES -- 3.27%
  Electronic Data Systems
    Corporation                             3,400              227,587
  Solectron Corporation (a)                 1,000               95,125
                                                        --------------
                                                               322,712
COMPUTER SOFTWARE -- 7.25%
  Electronic Arts Inc. (a)                  2,000              168,000
  Microsoft Corporation (a)                 2,300              268,525
  Oracle Corporation (a)                    2,500              280,156
                                                        --------------
                                                               716,681
CONSUMER PRODUCTS -- 6.38%
  Gillette Company                          6,300              259,481
  Newell Rubbermaid Inc.                    4,500              130,500
  Procter & Gamble Company                  2,200              241,038
                                                        --------------
                                                               631,019
ELECTRICAL EQUIPMENT -- 1.41%
  General Electric Company                    900              139,275
ENTERTAINMENT & LEISURE -- 1.11%
  Carnival Corporation                      2,300              109,969
FOOD & BEVERAGES & TOBACCO -- 5.28%
  Bestfoods                                 3,400              178,712
  Coca-Cola Company                         4,500              262,125
  PepsiCo Inc.                              2,300               81,075
                                                        --------------
                                                               521,912
HEALTH CARE -- 1.48%
  Medtronic Inc.                            4,000              145,750
HOTELS & RESTAURANTS -- 4.44%
  Marriott International Inc.
    (Class A)                               5,100              160,969
  McDonald's Corporation                    6,900              278,156
                                                        --------------
                                                               439,125
MEDICAL INSTRUMENTS -- 1.77%
  Boston Scientific Corporation
    (a)                                     8,000              175,000
MISC. FINANCIAL
  SERVICES -- 1.51%
  American Express Company                    900              149,625
MULTI-LINE INSURANCE -- 2.19%
  American International Group
    Inc.                                    2,000              216,250
PHARMACEUTICALS -- 7.69%
  Bristol-Myers Squibb Company              2,600              166,888
  Johnson & Johnson                         2,000              186,250
  Pfizer Inc.                               8,000              259,500
  Schering-Plough Corporation               3,500              147,656
                                                        --------------
                                                               760,294

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
RETAIL -- 7.32%
  Circuit City Stores Inc.                  2,200       $       99,138
  Costco Wholesale Corporation
    (a)                                     1,500              136,875
  Gap Inc.                                  3,900              179,400
  Home Depot Inc.                           4,500              308,531
                                                        --------------
                                                               723,944
TELECOMMUNICATIONS -- 4.65%
  MCI WorldCom Inc. (a)                     4,800              254,700
  Tellabs Inc. (a)                          3,200              205,400
                                                        --------------
                                                               460,100
TOTAL COMMON STOCKS
(IDENTIFIED COST $6,046,433)                                 6,502,756
----------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 7.01%
----------------------------------------------------------------------
ENERGY -- 0.94%
  Peco Energy Transport Trust
    6.05% due 03/01/09               $    100,000               92,423
FINANCE -- 2.66%
  Citicorp Medium Term
    Subordinated Notes, 7.00%
    due 07/01/07                          100,000               96,205
  Ford Motor Credit Company
    7.00% due 09/25/01                    100,000              100,065
  National Rural Utilities
    Cooperative Finance, 5.75%
    due 11/01/08                           75,000               66,844
                                                        --------------
                                                               263,114
OIL SERVICES -- 1.20%
  Conoco Inc. 5.90% due 04/15/04          125,000              119,043
PHARMACEUTICALS -- 1.22%
  Warner Lambert Company 5.75%
    due 01/15/03                          125,000              120,898
RETAIL -- 0.99%
  Wal-Mart Stores Inc., 6.875%
    due 08/10/09                          100,000               97,362
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $704,603)                                     692,840
----------------------------------------------------------------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 21.76%
----------------------------------------------------------------------
FEDERAL HOME LOAN BANKS -- 2.77%
  Federal Home Loan Bank 5.125%
    due 04/17/01                          100,000               98,388
  Federal Home Loan Mortgage
    Corporation, 5.125% due
    10/15/08                              200,000              175,442
                                                        --------------
                                                               273,830
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.98%
  Federal National Mortgage
    Association, 5.75% due
    04/15/03                              100,000               97,172

                         ENTERPRISE ACCUMULATION TRUST
                       BALANCED PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

                                  NUMBER OF SHARES OR
                                   PRINCIPAL AMOUNT         VALUE
                                  -------------------       -----
U. S. TREASURY NOTES -- 10.96%
  U.S. Treasury Note 6.625% due
    04/30/02                         $    225,000       $      226,629
  U.S. Treasury Note 5.75% due
    08/15/03                              325,000              318,248
  U.S. Treasury Note 7.875% due
    11/15/04                              300,000              317,130
  U.S. Treasury Note 6.25% due
    02/15/07                              225,000              221,422
                                                        --------------
                                                             1,083,429
U. S. TREASURY BONDS -- 7.05%
  U.S. Treasury Bond 7.25% due
    05/15/16                              125,000              130,662
  U.S. Treasury Bond 8.125% due
    08/15/19                              175,000              199,369
  U.S. Treasury Bond 8.00% due
    11/15/21                              130,000              147,526
  U.S. Treasury Bond 6.25% due
    08/15/23                              125,000              117,862
  U.S. Treasury Bond 6.875% due
    08/15/25                              100,000              101,809
                                                        --------------
                                                               697,228
TOTAL U. S. GOVERNMENT & AGENCY OBLIGATIONS
(IDENTIFIED COST $2,193,403)                                 2,151,659
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.64%
----------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 2.50%
    due 01/03/00
    Collateral: U.S. Treasury
    Note $1,375,000, 4.50% due
    01/31/01, Value $1,402,612          1,348,000            1,348,000
                                                        --------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,348,000)                                 1,348,000
----------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $10,292,439)                           $   10,695,255
OTHER ASSETS LESS LIABILITIES -- (8.19)%                      (809,246)
                                                        --------------
NET ASSETS -- 100%                                      $    9,886,009
======================================================================

(a) Non-income producing security.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

Investment Management

     Caywood-Scholl has been Portfolio Manager to the Enterprise High-Yield Bond Portfolio since its inception on November 18, 1994. Caywood-Scholl manages approximately $1.4 billion for institutional clients, and its normal investment minimum is $1 million.

Investment Objective

     The objective of the Enterprise High-Yield Bond Portfolio is to seek maximum current income.

Investment Strategies

     The High-Yield Bond Portfolio invests primarily in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's corporation ("S&P"), which are commonly known as "junk bonds." The Portfolio's investments are selected by the Portfolio Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Portfolio Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Portfolio Manager have characteristics of such lower-grade bonds. Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Portfolio Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20 percent of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Portfolio Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income producing cash equivalents.

1999 Performance Review

     After nine months of lackluster performance, the high yield market turned in a pretty good fourth quarter. There were several trends that contributed to the market's rally, including the strong performance of equities, the recovery of the emerging market debt prices and a balancing of the market technicals largely due to a strong demand from structured buyers. As was the case for much of the year demand was concentrated on larger, more liquid issuers, especially those of higher credit quality.

     The fundamentals of the high yield market at year-end 1999 are good. Strong growth and healthy levels of profitability have allowed many companies to report record or near record levels of cash flow and profitability. Clearly, the macro economic foundation to the market is solid. With three interest rate hikes in, the Fed is out to change current market conditions. Uncertainty is rarely a investor's friend; therefore, this fundamental is negative for the market. Equity capital is readily available to companies within favored sectors, namely telecommunications and media, a notable credit positive for many issuers within these industries. However, for the remainder of the market's issuers, which tend to fall into the small capitalization category, access to equity capital was inconsistent and was generally viewed as unsupportive to credit conditions. Meanwhile, access to bank financing appears to be quite healthy. Capital access is moderately favorable for high yield. The threat of deflation is largely behind us, leaving the old nemesis inflation. However, for the high yield market inflation is a relatively neutral fundamental. Most high yield issuers have learned to manage their businesses without the benefit of pricing power. The default rate of the market has accelerated all year, ending at a 7.78 percent domestic default rate (per Moody's trailing-twelve-months). Most market participants believe that the default rate may have peaked or is very close to making a plateau. Caywood-Scholl believes the current level of defaults is a negative for the market, but may be largely priced in. From a historical perspective the high yield market is cheap. Although it may stay this way for sometime, the compounding of this yield may be attractive to most fixed income investors.

     From a technical perspective, the most widely watched barometer of demand is mutual fund flow. In 1999, high yield mutual fund inflow was $6 billion compared to $19 billion in 1998. The slackening in demand by mutual fund investors is believed to have mirrored the general appetite for high yield bonds. The one notable exception was the structured debt buy or CBO buyer. CBO's purchased $53 billion in high yield loans and securities in 1999. For much of the year they were the driving forces behind demand. In 1999, the total supply of high yield bonds was $100 billion versus $151 billion in 1998. This was the lowest level of issuance since 1996.

                         GROWTH OF A $10,000 INVESTMENT
[PERFORMANCE GRAPH]

                                                                              LEHMAN HIGH-YIELD BB       LIPPER HIGH-YIELD BOND
                                                HIGH-YIELD BOND PORTFOLIO          BOND INDEX*                 FUND INDEX*
                                                -------------------------     --------------------       ----------------------
11/30/94                                                  10000                       10000                       10000
1994                                                      10111                       10079                       10025
1995                                                      11788                       12280                       11767
1996                                                      13314                       13376                       13296
1997                                                      15096                       15066                       15047
1998                                                      15639                       15955                       15035
1999                                                      16243                       16254                       15753

             Enterprise performance numbers do not include variable account expenses. Remember that historic performance does not predict future performance. The investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
           * The Lehman Brothers High Yield BB Index is an unmanaged index of fixed rate, public non-convertible securities that are rated Ba1 or lower by Moody's Investor Services, or BB+ or lower by Standard & Poors if a Moody's rating is not equitable. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. The Lipper High Current Yield Bond Fund Index is an unmanaged index of the 30 largest funds, based on total year-end net assets, in the Lipper High Current Yield Fund category. It assumes the reinvestment of dividends and capital gains and does not include any management fees or expenses. One cannot invest in an index.

Future Investment Strategy

     The technical picture in the high yield market has been somewhat weak for nearly the past one and a half years. Caywood-Scholl does not expect this to dramatically change with the Federal Reserve in the process of slowing economic growth by raising interest rates. Still, for the long-term investor who is willing to wait for the fundamentals to rise over the current technical environment, the market is historically attractive and at worst, no more than fairly valued. Another defensive characteristic that the high yield market has historically demonstrated is its low correlation of monthly returns with other asset classes such as common stock and U.S. treasuries. For those investors desiring less volatility and high current cash flow, the high yield sector may be of interest.

     The views expressed in this report reflect those of the Portfolio Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST
                           HIGH-YIELD BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999

CORPORATE BONDS, CONVERTIBLE
SECURITIES, COMMON &            NUMBER OF SHARES OR
PREFERRED STOCKS -- 88.39%       PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------
AEROSPACE -- 0.74%
  BE Aerospace Inc.
    9.50% due 11/01/08               $  250,000        $    234,375
  Coltec Industries Inc.
    7.50% due 04/15/08 (b)              600,000             574,500
                                                       ------------
                                                            808,875
APPAREL & TEXTILES -- 0.42%
  Fruit of the Loom Inc. (b)
    8.875% due 04/15/06                 700,000              31,500
  Levi Strauss & Company
    6.80% due 11/01/03                  250,000             205,098
  Levi Strauss & Company
    7.00% due 11/01/06                  300,000             219,567
                                                       ------------
                                                            456,165
AUTOMOTIVE -- 1.94%
  Avis Rent a Car Inc.
    11.00% due 05/01/09                 550,000             580,250
  Budget Group Inc.
    9.125% due 04/01/06                 850,000             788,375
  Lear Corporation
    7.96% due 05/15/05                  350,000             335,562
  Sonic Automotive Inc. (Series
    B)
    11.00% due 08/01/08                 450,000             430,875
                                                       ------------
                                                          2,135,062
BANKING -- 0.87%
  Bay View Capital Corporation
    9.125% due 08/15/07                 550,000             468,875
  Western Financial Savings
    Bank Orange California,
    8.50% due 07/01/03                  550,000             485,375
                                                       ------------
                                                            954,250
BROADCASTING -- 7.35%
  Allbritton Communications
    Company (Series B),
    8.875% due 02/01/08                 450,000             435,375
  Chancellor Media Corporation
    9.00% due 10/01/08                  550,000             572,000
  Chancellor Media Corporation
    (Series B),
    8.125% due 12/15/07                 750,000             750,000
  Echostar DBS Corporation
    9.375% due 02/01/09               1,000,000           1,002,500
  Fox Family Worldwide Inc.
    0/10.25% due 11/01/07 (c)         2,050,000           1,690,937
  Fox/Liberty Networks LLC
    0/9.75% due 08/15/07 (c)          2,700,000           2,163,375
  Rogers Communications Inc.
    9.125% due 01/15/06                 200,000             200,500
  Rogers Communications Inc.
    8.875% due 07/15/07                 500,000             506,875
  Sinclair Broadcast Group Inc.
    8.75% due 12/15/07                  800,000             750,000
                                                       ------------
                                                          8,071,562


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
BUILDING &
  CONSTRUCTION -- 4.82%
  American Standard Inc.
    7.375% due 02/01/08              $1,400,000        $  1,295,000
  Building Materials
    Corporation America (Series
    B),
    7.75% due 07/15/05                  550,000             506,000
  Building Materials
    Corporation America (Series
    B),
    8.00% due 10/15/07                  400,000             371,000
  Group Maintenance America
    Corporation,
    9.75% due 01/15/09                  850,000             843,625
  Integrated Electrical
    Services
    9.375% due 02/01/09                 800,000             792,000
  Nortek Inc.
    8.875% due 08/01/08                 400,000             380,000
  Nortek Inc. (Series B)
    9.125% due 09/01/07                 900,000             870,750
  Republic Group Inc.
    9.50% due 07/15/08                  250,000             236,562
                                                       ------------
                                                          5,294,937
BUSINESS SERVICES -- 0.88%
  United Rentals Inc. (Series
    B)
    8.80% due 08/15/08                1,025,000             971,187
CABLE -- 5.91%
  Adelphia Communications
    Corporation,
    7.875% due 05/01/09                 250,000             225,000
  Adelphia Communications
    Corporation,
    9.375% due 11/15/09                 350,000             344,750
  Adelphia Communications
    Corporation (Series B),
    9.25% due 10/01/02                  100,000             100,250
  Adelphia Communications
    Corporation (Series B),
    10.50% due 07/15/04                 850,000             887,187
  Century Communications
    Corporation,
    9.50% due 03/01/05                  400,000             403,000
  Century Communications
    Corporation (Series B),
    Zero Coupon/8.84% due
    01/15/08 (c)                        850,000             377,188
  Charter Communication
    Holdings
    8.25% due 04/01/07                1,875,000           1,734,375
  Mediacom LLC/Mediacom Capital
    Corporation (Series B),
    8.50% due 04/15/08                  550,000             515,625
  Telewest Communications
    0/9.25% due 04/15/09 (c)          1,750,000           1,111,250
  Williams Communications
    Corporation,
    10.70% due 10/01/07                 750,000             789,375
                                                       ------------
                                                          6,488,000

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
CHEMICALS -- 1.29%
Huntsman Polymers Corporation
  11.75% due 12/01/04                $  250,000        $    262,500
  Lyondell Chemical Company
    9.625% due 05/01/07                 550,000             565,125
  PCI Chemicals Canada Inc.
    9.25% due 10/15/07                  300,000             231,000
  Pioneer Americas Acquisition
    Corporation (Series B),
    9.25% due 06/15/07                  450,000             355,500
                                                       ------------
                                                          1,414,125
COMMUNICATIONS -- 4.13%
  Globalstar LP/Globalstar
    Capital
    11.375% due 02/15/04              1,000,000             677,500
  Globalstar LP/Globalstar
    Capital
    10.75% due 11/01/04                 150,000              97,875
  Globalstar LP/Globalstar
    Capital
    11.50% due 06/01/05              $  250,000             165,625
  Globalstar Telecommunications
    (Wts) (a)                               450              98,871
  Level 3 Communications Inc.
    9.125% due 05/01/08              $1,025,000             966,063
  Level 3 Communications Inc.
    0/10.50% due 12/01/08 (c)           700,000             422,625
  Loral Space & Communications
    Ltd.,
    9.50% due 01/15/06                  200,000             180,000
  Loral Space & Communication
    Ltd.
    0/12.50% due 01/15/07 (c)        $1,100,000             507,375
  Loral Space & Communication
    Ltd.
  (Wts) (a)                                 600               6,915
  Metromedia Fiber Network Inc.
    10.00% due 11/15/08                 500,000             512,500
  Metromedia Fiber Network Inc.
    10.00% due 12/15/09                 500,000             513,750
  Qwest Communications
    International Inc. (Series
    B),
    0/8.29% due 02/01/08 (c)            500,000             381,875
                                                       ------------
                                                          4,530,974
COMPUTER SOFTWARE -- 0.46%
  PSINet Inc.
    10.50% due 12/01/06                 500,000             506,250
CONSUMER PRODUCTS -- 3.22%
  Chattem Inc. (Series B)
    8.875% due 04/01/08               1,000,000             940,000
  Corning Consumer Products
    Company (Series B),
    9.625% due 05/01/08                 350,000             276,063
  French Fragrances Inc.
    (Series B),
    10.375% due 05/15/07                350,000             338,625
  French Fragrances Inc.
    (Series D),
    10.375% due 05/15/07                200,000             193,500
  Scotts Company
    8.625% due 01/15/09               1,000,000             977,500
  Sealy Mattress Company
    (Series B),
    0/10.875% due 12/15/07 (c)        1,150,000             809,312
                                                       ------------
                                                          3,535,000


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
CONTAINERS/PACKAGING -- 2.35%
  Huntsman Packaging
    Corporation
    9.125% due 10/01/07              $  600,000        $    580,500
  Owens Illinois Inc.
    8.10% due 05/15/07                  550,000             525,702
  Owens Illinois Inc.
    7.35% due 05/15/08                1,000,000             905,634
  United States Can Corporation
    (Series B),
    10.125% due 10/15/06                550,000             570,625
                                                       ------------
                                                          2,582,461
CRUDE & PETROLEUM -- 0.46%
  Clark Refining & Marketing
    Inc.
    8.875% due 11/15/07                 250,000             150,625
  Trizec Hahn Corporation
    (Series B),
    10.875% due 12/01/05                800,000             358,000
                                                       ------------
                                                            508,625
DRUGS & MEDICAL PRODUCTS -- 2.02%
  Biovail Corporation
    International,
    10.875% due 11/15/05              1,100,000           1,152,250
  King Pharmaceuticals Inc.
    10.75% due 02/15/09               1,000,000           1,065,000
                                                       ------------
                                                          2,217,250
ELECTRONICS -- 0.10%
  Axiohm Transaction Solutions
    9.75% due 10/01/07 (b)              500,000             113,750
ENERGY -- 1.61%
  Calpine Corporation
    7.75% due 04/15/09                  900,000             852,750
  CMS Energy Corporation
    7.50% due 01/15/09                  250,000             225,376
  Cogentrix Energy Inc
    8.75% due 10/15/08                  150,000             150,938
  Ocean Energy Inc. (Series B)
    8.375% due 07/01/08                 550,000             539,000
                                                       ------------
                                                          1,768,064
FINANCE -- 1.61%
  PDVSA Finance Ltd.
    9.375% due 11/15/07                 400,000             378,884
  RBF Finance Company
    11.00% due 03/15/06               1,300,000           1,391,000
                                                       ------------
                                                          1,769,884
FOOD & BEVERAGES & TOBACCO -- 3.06%
  Canandaigua Brands Inc.
    8.625% due 08/01/06               1,000,000             995,000
  Canandaigua Brands Inc.
    8.50% due 03/01/09                  400,000             381,000
  NBTY Inc. (Series B)
    8.625% due 09/15/07                 800,000             736,000
  Stater Brothers Holdings Inc.
    10.75% due 08/15/06                 975,000             977,437
  Twin Laboratories Inc.
    10.25% due 05/15/06                 260,000             273,325
                                                       ------------
                                                          3,362,762

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
GAMING -- 2.85%
  Boyd Gaming Corporation
    9.50% due 07/15/07               $  750,000        $    744,375
  Circus Circus Enterprises
    Inc.
    9.25% due 12/01/05                  750,000             761,250
  Empress Entertainment Inc.
    8.125% due 07/01/06                 800,000             793,000
  Mirage Resorts Inc.
    6.75% due 08/01/07                  200,000             176,054
  Trump Atlantic City
    Associates
    11.25% due 05/01/06                 800,000             657,000
                                                       ------------
                                                          3,131,679
HEALTH CARE -- 2.88%
  Columbia/HCA Healthcare
    Corporation,
    7.15% due 03/30/04                  300,000             278,603
  Columbia/HCA Healthcare
    Corporation,
    7.00% due 07/01/07                  500,000             442,363
  Columbia/HCA Healthcare
    Corporation,
    7.25% due 05/20/08                  250,000             221,696
  Dade International Inc.
    (Series B),
    11.125% due 05/01/06                350,000             342,125
  Fisher Scientific
    International Inc.,
    9.00% due 02/01/08               $  850,000             816,000
  Fresenius Medical Care
    Capital Trust (Preferred
    Stock)                                  150             144,375
  Quest Diagnostics Inc.
    10.75% due 12/15/06              $  600,000             631,500
  Tenet Healthcare Corporation
    8.125% due 12/01/08                 300,000             280,123
                                                       ------------
                                                          3,156,785
HOTELS & RESTAURANTS -- 1.91%
  Foodmaker Corporation (Series
    B)
    9.75% due 11/01/03                  250,000             255,352
  Foodmaker Inc.
    8.375% due 04/15/08                 950,000             885,875
  Hammon (John Q.) Hotels
    8.875% due 02/15/04                 250,000             225,938
  Host Marriot LP
    8.375% due 02/15/06                 500,000             471,875
  Sbarro Inc.
    11.00% due 09/15/09                 250,000             256,875
                                                       ------------
                                                          2,095,915
MACHINERY -- 1.28%
  Applied Power Inc.
    8.75% due 04/01/09                1,000,000             977,500
  Columbus McKinnon Corporation
    8.50% due 04/01/08                  500,000             431,250
                                                       ------------
                                                          1,408,750
MEDICAL INSTRUMENTS -- 0.54%
  Charles River Labs
    13.50% due 10/01/09                 250,000             260,000
  Fisher Scientific
    International Inc.,
    9.00% due 02/01/08                  350,000             336,000
                                                       ------------
                                                            596,000
MEDICAL SERVICES -- 0.85%
  Triad Hospitals Holdings Inc.
    11.00% due 05/15/09                 900,000             936,000


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
METALS & MINING -- 1.88%
  AK Steel Corporation
    7.875% due 02/15/09              $1,200,000        $  1,140,000
  LTV Corporation
    11.75% due 11/15/09                 200,000             208,500
  WCI Steel Inc. (Series B)
    10.00% due 12/01/04                 700,000             712,250
                                                       ------------
                                                          2,060,750
OIL SERVICES -- 0.86%
  Gulf Canada Resources Ltd.
    8.375% due 11/15/05                 700,000             698,250
  Nuevo Energy Company
    9.50% due 06/01/08                  250,000             249,688
                                                       ------------
                                                            947,938
PAPER & FOREST
  PRODUCTS -- 0.82%
  Buckeye Cellulose Corporation
    8.50% due 12/15/05                  550,000             537,625
  SD Warren Company (Series B)
    12.00% due 12/15/04                 350,000             366,188
                                                       ------------
                                                            903,813
PRINTING & PUBLISHING -- 1.73%
  Nebraska Book Company Inc.
    8.75% due 02/15/08                  750,000             645,000
  TV Guide Inc.
    8.125% due 03/01/09               1,250,000           1,250,000
                                                       ------------
                                                          1,895,000
RETAIL -- 2.28%
  Boyds Collection Limited
    9.00% due 05/15/08                  478,000             452,905
  Buhrmann U.S. Inc.
    12.25% due 11/01/09                 875,000             907,813
  Cole National Group Inc.
    8.625% due 08/15/07                 850,000             643,875
  K Mart Corporation
    8.375% due 12/01/04                 500,000             494,452
                                                       ------------
                                                          2,499,045
TELECOMMUNICATIONS -- 18.47%
  21st Century Telecom Group
    Inc.
    0/12.25% due 02/15/08 (c)           850,000             568,437
  AT & T Canada Inc                         342              13,766
  Bresnan Communications Group
    8.00% due 02/01/09                  600,000             478,000
  CCPR Services Inc.
    10.00% due 02/01/07                 650,000             693,062
  CINC Bell Inc.
    9.00% due 04/15/08                  500,000             505,000
  Crown Castle International
    Corporation,
    0/10.625% due 11/15/07 (c)        1,100,000             826,375
  Crown Castle International
    Corporation,
    9.00% due 05/15/11               $  400,000             392,000
  E. Spire Communications Inc.
    (Wts) (a)                               300               1,594
  Firstworld Communications
    Inc.
    0/13.00% due 04/15/08 (c)        $  300,000             163,125
  Firstworld Communications
    Inc.
    (Wts) (a) (d)                           300                   0
  Flag Ltd.
    8.25% due 01/30/08               $1,250,000           1,146,875
  Global Crossings Holdings
    Ltd.
    9.625% due 05/15/08                 400,000             398,000
  ICG Holdings Inc.
    0/12.50% due 05/01/06 (c)           700,000             531,125

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
  ICG Services Inc.
    0/10.00% due 02/15/08 (c)        $  250,000        $    124,688
  Intermedia Communications
    Inc. (Series B),
    0/11.25% due 07/15/07 (c)           250,000             187,187
  Intermedia Communications
    Inc. (Series B),
    8.50% due 01/15/08                  575,000             529,000
  McLeodUSA Inc.
    0/10.50%
    due 03/01/07 (c)                  1,000,000             811,250
  McLeodUSA Inc.
    8.125% due 02/15/09                 700,000             652,750
  Metronet Communications
    Corporation,
    0/10.75% due 11/01/07 (c)           500,000             412,500
  Nextel Communications
    9.75% due 08/15/04                  350,000             361,375
  Nextel Communications
    0/10.65% due 09/15/07 (c)         1,000,000             751,250
  Nextel Communications
    0/9.75% due 10/31/07 (c)          1,050,000             752,062
  Nextel Communications
    0/9.95% due 02/15/08 (c)            700,000             494,375
  Nextel Communications
    9.375% due 11/15/09                 750,000             736,875
  Nextlink Communications
    0/9.45% due 04/15/08 (c)          1,300,000             807,625
  Nextlink Communications
    10.75% due 11/15/08                 750,000             778,125
  Omnipoint Corporation
    11.50% due 09/15/09                 500,000             545,000
  Omnipoint Corporation (Series
    A)
    11.625% due 08/15/06                200,000             213,000
  Orange
    8.00% due 08/01/08               $  550,000             558,250
  Pagemart Nationwide Inc.
    (Wts.) (a)                              875              13,563
  Panamsat Corporation
    6.375% due 01/15/08              $1,000,000             855,804
  Pathnet Inc.
    12.25% due 04/15/08                 250,000             160,000
  Pathnet Inc. (Wts.) (a) (d)               250                   0
  RCN Corporation
    0/11.125% due 10/15/07 (c)       $  850,000             678,500
  RCN Corporation (Series B)
    0/9.80% due 02/15/08 (c)            650,000             428,188
  Rogers Cantel Inc.
    8.80% due 10/01/07                  850,000             864,875
  Sprint Spectrum LP
    0/12.50% due 08/15/06 (c)           450,000             414,563
  Teligent Inc.
    11.50% due 12/01/07                 250,000             243,125
  Voicestream Wire Company
    10.375% due 11/15/09                650,000             667,875
  Winstar Communications Inc.
    10.00% due 03/15/08                 850,000             813,875
  Winstar Equipment Corporation
    12.50% due 03/15/04                 650,000             706,875
                                                       ------------
                                                         20,279,914


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
TEXTILES -- 3.77%
  Phillips Van Heusen
    Corporation
    9.50% due 05/01/08               $  900,000        $    839,250
  Polymer Group Inc. (Series B)
    9.00% due 07/01/07                  525,000             513,187
  Polymer Group Inc. (Series B)
    8.75% due 03/01/08                  250,000             241,875
  Westpoint Stevens Inc.
    7.875% due 06/15/08               2,350,000           2,109,125
  William Carter Company
    (Series A),
    10.375% due 12/01/06                500,000             436,875
                                                       ------------
                                                          4,140,312
TRANSPORTATION -- 1.34%
  Eletson Holdings Inc.
    9.25% due 11/15/03                  350,000             315,000
  Northwest Airlines Inc.
    8.52% due 04/07/04                1,000,000             943,987
  TBS Shipping International
    Ltd.
    10.00% due 05/01/05 (b)             550,000             217,250
                                                       ------------
                                                          1,476,237
TRAVEL/ENTERTAINMENT/LEISURE -- 0.22%
  International Game Technology
    7.875% due 05/15/04                 250,000             243,125
UTILITIES -- 0.73%
  AES Corporation
    9.50% due 06/01/09                  400,000             403,000
  Ferrellgas Partners LP
    (Series B),
    9.375% due 06/15/06                 300,000             297,750
  Midland Funding Corporation
    (Series C-94),
    10.33% due 07/23/02                  91,695              96,051
                                                       ------------
                                                            796,801
WASTE MANAGEMENT -- 1.62%
  Allied Waste North America
    Inc.
    7.625% due 01/01/06                 600,000             544,500
  Allied Waste North America
    Inc.
    7.875% due 01/01/09                 450,000             398,250
  Waste Management Inc.
    6.875% due 05/15/09               1,000,000             832,570
                                                       ------------
                                                          1,775,320
WIRELESS COMMUNICATIONS -- 1.12%
  Clearnet Communications Inc.
    0/10.125% due 05/01/09 (c)        1,000,000             598,750
  Telecorp PCS Inc.
    0/11.625% due 04/15/09 (c)        1,000,000             631,250
                                                       ------------
                                                          1,230,000

TOTAL CORPORATE BONDS, CONVERTIBLE SECURITIES, COMMON & PREFERRED
STOCKS
(IDENTIFIED COST $103,433,303)                           97,062,567
-------------------------------------------------------------------
FOREIGN BONDS -- 6.82%
-------------------------------------------------------------------
APPAREL & TEXTILES -- 0.22%
  Reliance Industries Ltd.
    8.25% due 01/15/27                  250,000             237,267
BASIC INDUSTRIES -- 1.28%
  Cemex 12.75% due 07/15/06             900,000           1,014,750
  Cemex International Capital
    Inc. 9.66% due 11/29/49             400,000             397,000
                                                       ------------
                                                          1,411,750

                         ENTERPRISE ACCUMULATION TRUST
                    HIGH-YIELD BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1999


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
BROADCASTING -- 1.26%
  Grupo Televisa
    11.875% due 05/15/06             $  350,000        $    373,625
  Grupo Televisa (Series A)
    11.375% due 05/15/03                450,000             479,706
  Satelites Mexicanos
    10.125% due 11/01/04                650,000             442,000
  TV Azteca
    10.50% due 02/15/07                 100,000              88,500
                                                       ------------
                                                          1,383,831
CONTAINERS/PACKAGING -- 0.84%
  Vicap
    11.375% due 05/15/07              1,000,000             927,500
ENERGY -- 0.69%
  Petroleos Mexicanos
    8.85% due 09/15/07                  250,000             240,000
  YPF Sociedad Anonima
    9.125% due 02/24/09                 500,000             515,993
                                                       ------------
                                                            755,993
GOVERNMENT BOND -- 1.80%
  Republic of Argentina
    12.125% due 02/25/19             $  250,000             271,250
  Republic of Argentina (Wts)
    (a)                                     250               3,375
  Republic of Argentina Global
    (Series BGL4),
    11.00% due 10/09/06              $  750,000             777,250
  Republic of Turkey
    10.00% due 09/19/07                 200,000             193,500
  United Mexican States
    8.625% due 03/12/08                 450,000             439,875
  United Mexican States
    10.375% due 02/17/09             $  250,000             266,250
  United Mexican States (Wts)
    (a)                                     250              23,125
                                                       ------------
                                                          1,974,625
PAPER & FOREST
  PRODUCTS -- 0.37%
  Indah Kiat Finance Mauritius
    Ltd., 10.00% due 07/01/07        $  250,000             185,000
  Pindo Deli Finance Mauritius
    Ltd., 10.75% due 10/01/07           300,000             218,250
                                                       ------------
                                                            403,250


                                 NUMBER OF SHARES OR
                                  PRINCIPAL AMOUNT        VALUE
                                  ----------------        -----
TELECOMMUNICATIONS -- 0.23%
  Nuevo Grupo Isuacell
    14.25% due 12/01/06              $  250,000        $    258,750
TRANSPORTATION -- 0.13%
  TFM
    10.25% due 06/15/07                 150,000             138,375
                                                       ------------

TOTAL FOREIGN BONDS
(IDENTIFIED COST $7,744,746 )                             7,491,341
-------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.82%
-------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    2.50% due 01/03/00
    Collateral: U.S. Treasury
    Note $3,140,000 6.25% due
    02/15/07 Value $3,237,677        $3,099,000           3,099,000
                                                       ------------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $3,099,000 )                             3,099,000
-------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $114,277,049 )                        $107,652,908
OTHER ASSETS LESS LIABILITIES -- 1.97%                    2,163,485
                                                       ------------
NET ASSETS -- 100%                                     $109,816,393
===================================================================

(a) Non-income producing security.
(b) In bankruptcy. Portfolio has ceased accrual of interest.
(c) Zero-Coupon or Step Bond. The interest rate on a step bond represents the rate of interest that will commence its accrual on a predetermined date. The rate shown for zero coupon bonds is the current effective yield.
(d) Security is fair valued at December 31, 1999.
(Wts) Warrants. Warrants entitle the Portfolio to purchase a predetermined number of shares of stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                 MULTI-CAP        SMALL COMPANY       SMALL COMPANY
                                                  GROWTH             GROWTH               VALUE              GROWTH
                                                 PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                -----------       -------------       -------------       ------------
                   ASSETS:
Investments at value..........................  $49,190,542        $23,558,335        $450,857,807        $235,361,269
Foreign currency at value
  (cost -- $788,557)..........................           --                 --                  --                  --
Receivable for fund shares sold...............      720,739            192,194             493,198             743,083
Receivable for investments sold...............           --            399,315           4,640,525                  --
Dividends and interest receivable.............          930                528             258,415              68,393
Due from investment adviser...................           --                 --                  --                  --
Forward currency contracts (net) receivable...           --                 --                  --                  --
Cash and other assets.........................          367                572               3,401           2,289,120
                                                -----------        -----------        ------------        ------------
          Total assets........................   49,912,578         24,150,944         456,253,346         238,461,865
                                                -----------        -----------        ------------        ------------
                 LIABILITIES:
Payable for fund shares redeemed..............       50,899             22,981             270,000              70,681
Payable for investments purchased.............    1,848,584            664,395                  --           7,475,447
Investment advisory fees payable..............       31,058             16,961             299,597             138,356
Accrued expenses and other liabilities........       22,093             17,337             121,050              57,852
                                                -----------        -----------        ------------        ------------
          Total liabilities...................    1,952,634            721,674             690,647           7,742,336
                                                -----------        -----------        ------------        ------------
               NET ASSETS.....................  $47,959,944        $23,429,270        $455,562,699        $230,719,529
                                                ===========        ===========        ============        ============
NET ASSETS:
Paid-in capital...............................   37,831,964         17,789,339         296,938,276         203,866,267
Undistributed (accumulated) net investment
  income (loss)...............................           --                 --             534,436             310,591
Undistributed (accumulated) net realized gain
  (loss) on investments and foreign currency
  transactions................................       72,414            566,766          66,009,103           2,663,890
Unrealized appreciation (depreciation) on
  investments and foreign currency denominated
  amounts.....................................   10,055,566          5,073,165          92,080,884          23,878,781
                                                -----------        -----------        ------------        ------------
               NET ASSETS.....................  $47,959,944        $23,429,270        $455,562,699        $230,719,529
                                                ===========        ===========        ============        ============
Fund shares outstanding.......................    3,277,528          2,755,401          14,486,318          35,196,128
                                                -----------        -----------        ------------        ------------
Net asset value per share.....................       $14.63              $8.50              $31.45               $6.56
                                                     ======             ======             =======               =====
INVESTMENTS AT COST...........................  $39,134,976        $18,485,170        $358,776,923        $211,482,488
                                                ===========        ===========        ============        ============

                       See notes to financial statements.

      CAPITAL                     GROWTH AND                    INTERNATIONAL                                   HIGH-YIELD
    APPRECIATION      EQUITY        INCOME      EQUITY INCOME      GROWTH          MANAGED        BALANCED         BOND
     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
    ------------   ------------   -----------   -------------   -------------   --------------   -----------   ------------
    $33,275,120    $587,546,650   $90,991,329    $28,277,995    $133,115,152    $2,248,746,555   $10,695,255   $107,652,908
             --              --            --             --         788,509                --            --             --
         88,839         645,084       364,071         39,619         275,896           783,548       111,957         47,258
             --              --            --             --         286,930        41,972,061            --             --
          5,496          56,070        20,582         37,642         127,388         4,714,044        53,566      2,327,326
             --              --            --             --              --                --         2,524             --
             --              --            --             --             350                --            --             --
            858           3,195           405            699              --            19,588           654          1,276
    -----------    ------------   -----------    -----------    ------------    --------------   -----------   ------------
     33,370,313     588,250,999    91,376,387     28,355,955     134,594,225     2,296,235,796    10,863,956    110,028,768
    -----------    ------------   -----------    -----------    ------------    --------------   -----------   ------------
          5,701              --         7,447          8,965         187,999         1,643,808            --         70,861
        195,615         375,237     1,398,830        311,740              --                --       958,856             --
         18,394         379,619        51,371         17,023          89,280         1,428,742         5,494         55,751
         21,768         172,506        31,263         21,208          61,890           696,040        13,597         85,763
    -----------    ------------   -----------    -----------    ------------    --------------   -----------   ------------
        241,478         927,362     1,488,911        358,936         339,169         3,768,590       977,947        212,375
    -----------    ------------   -----------    -----------    ------------    --------------   -----------   ------------
    $33,128,835    $587,323,637   $89,887,476    $27,997,019    $134,255,056    $2,292,467,206   $ 9,886,009   $109,816,393
    ===========    ============   ===========    ===========    ============    ==============   ===========   ============
     23,787,383     371,276,086    83,570,123     28,300,925      85,804,228     1,520,207,516     9,380,352    119,868,650
             --       3,871,262       412,768        135,119         218,949        32,016,149        38,491           (273)
      3,756,037     139,308,351        (6,414)      (189,023)     10,215,887       482,395,553        64,350     (3,427,843)
      5,585,415      72,867,938     5,910,999       (250,002)     38,015,992       257,847,988       402,816     (6,624,141)
    -----------    ------------   -----------    -----------    ------------    --------------   -----------   ------------
    $33,128,835    $587,323,637   $89,887,476    $27,997,019    $134,255,056    $2,292,467,206   $ 9,886,009   $109,816,393
    ===========    ============   ===========    ===========    ============    ==============   ===========   ============
      3,830,982      15,205,807    14,585,789      5,214,551      14,444,266        63,155,702     1,902,794     21,718,023
    -----------    ------------   -----------    -----------    ------------    --------------   -----------   ------------
          $8.65          $38.62         $6.16          $5.37           $9.29            $36.30         $5.20          $5.06
         ======          ======         =====         ======          ======            ======         =====          =====
    $27,689,705    $514,678,712   $85,080,330    $28,527,997    $ 95,095,744    $1,990,898,567   $10,292,439   $114,277,049
    ===========    ============   ===========    ===========    ============    ==============   ===========   ============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                               MULTI-CAP           SMALL COMPANY         SMALL COMPANY
                                                 GROWTH               GROWTH                 VALUE               GROWTH
                                               PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                              ------------         -------------         -------------         -----------
                                              07/15/99-(2)
                                                12/31/99
INVESTMENT INCOME:
     Dividends..............................  $     5,417           $   14,121            $ 3,462,809(1)       $   669,472
     Interest...............................       69,609               27,489                726,563              540,124
                                              -----------           ----------            -----------          -----------
          Total investment income...........       75,026               41,610              4,189,372            1,209,596
                                              -----------           ----------            -----------          -----------
EXPENSES:
     Investment advisory fees...............       62,958               70,898              3,455,816              803,715
     Custodian and fund accounting fees.....       16,459               18,917                 89,261               33,234
     Reports and notices to shareholders....        5,897                3,898                 64,974               41,808
     Trustees' fees and expenses............        2,143                4,316                  2,065                4,317
     Audit and legal fees...................        7,449               11,330                 30,120               14,607
     Miscellaneous..........................          484                  237                 12,590                1,325
                                              -----------           ----------            -----------          -----------
          Total expenses....................       95,390              109,596              3,654,826              899,006
                                              -----------           ----------            -----------          -----------
       Less: Expense reimbursement..........       (7,249)             (10,339)                    --                   --
                                              -----------           ----------            -----------          -----------
       Total expenses, net of
          reimbursement.....................       88,141               99,257              3,654,826              899,006
                                              -----------           ----------            -----------          -----------
            NET INVESTMENT INCOME (LOSS)....      (13,115)             (57,647)               534,546              310,590
                                              -----------           ----------            -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET:
     Net realized gain (loss) on security
       and foreign currency transactions....       85,528              625,266             68,889,038            2,663,989
     Net change in unrealized gain (loss) on
       investments and foreign currency
       related transactions.................   10,055,566            5,039,914             23,666,090           23,830,607
                                              -----------           ----------            -----------          -----------
          Net realized and unrealized gain
            (loss) on investments...........   10,141,094            5,665,180             92,555,128           26,494,596
                                              -----------           ----------            -----------          -----------
          NET INCREASE (DECREASE) IN NET
            ASSETS RESULTING FROM
            OPERATIONS......................  $10,127,979           $5,607,533            $93,089,674          $26,805,186
                                              ===========           ==========            ===========          ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $112 for Small Company Value, $66 for Capital Appreciation, $36,487 for Equity, $1,382 for Growth and Income, $640 for Equity Income, $170,646 for International Growth and $339,386 for Managed.

(2) Commencement of operations.

(3) Net of losses on foreign currency transactions of $2,749,616.

      CAPITAL                       GROWTH                     INTERNATIONAL                                  HIGH-YIELD
    APPRECIATION      EQUITY      AND INCOME   EQUITY INCOME      GROWTH          MANAGED        BALANCED        BOND
     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    ------------   ------------   ----------   -------------   -------------   -------------   ------------   -----------
                                                                                               07/15/99-(2)
                                                                                                 12/31/99
     $   19,333(1) $  6,879,178(1) $  272,371(1)   $ 272,730(1)  $ 1,321,109(1) $  31,411,844(1)   $  8,103   $    15,750
         73,577       2,032,247      458,042        29,630          109,733       20,332,546       49,296      11,114,397
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
         92,910       8,911,425      730,413       302,360        1,430,842       51,744,390       57,399      11,130,147
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
         93,033       4,795,026      254,121       100,472          854,890       18,815,456       14,927         706,221
         28,076          92,583       31,281        39,036          124,273          348,357       11,630          60,587
          6,817          90,761       15,672         5,150           18,354          340,602        1,385          13,418
          4,316           2,060        4,316         4,317            2,060            2,060        2,249           2,137
         11,389          38,673       11,820        11,406           13,884          140,066        7,423          13,723
            470          20,972          435           304            3,673           81,504           59          18,681
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
        144,101       5,040,075      317,645       160,685        1,017,134       19,728,045       37,673         814,767
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
             --              --           --       (20,025)              --               --      (18,765)             --
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
        144,101       5,040,075      317,645       140,660        1,017,134       19,728,045       18,908         814,767
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
        (51,191)      3,871,350      412,768       161,700          413,708       32,016,345       38,491      10,315,380
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
      3,807,457     139,308,962       (6,360)     (189,025)      11,104,371(3)   484,245,074       64,350      (3,387,693)
      5,547,247     (60,507,104)   5,899,630      (256,374)      28,158,387     (297,418,787)     402,816      (3,044,001)
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
      9,354,704      78,801,858    5,893,270      (445,399)      39,262,758      186,826,287      467,166      (6,431,694)
     ----------    ------------   ----------     ---------      -----------    -------------     --------     -----------
     $9,303,513    $ 82,673,208   $6,306,038     $(283,699)     $39,676,466    $ 218,842,632     $505,657     $ 3,883,686
     ==========    ============   ==========     =========      ===========    =============     ========     ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MULTI-CAP
                                                              GROWTH PORTFOLIO     SMALL COMPANY GROWTH PORTFOLIO
                                                              -----------------   --------------------------------
                                                               FOR THE PERIOD                     FOR THE PERIOD
                                                                JULY 15, 1999      YEAR ENDED    DECEMBER 1, 1998
                                                                   THROUGH        DECEMBER 31,        THROUGH
                                                              DECEMBER 31, 1999       1999       DECEMBER 31, 1998
                                                              -----------------   ------------   -----------------
FROM OPERATIONS:
  Net investment income (loss)..............................     $   (13,115)     $   (57,647)       $   (327)
  Net realized gain (loss) on investments and foreign
     currency transactions..................................          85,528          625,266            (853)
  Net change in unrealized gain (loss) on investments.......      10,055,566        5,039,914          33,251
                                                                 -----------      -----------        --------
  Increase (decrease) in net assets resulting from
     operations.............................................      10,127,979        5,607,533          32,071
                                                                 -----------      -----------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................              --               --              --
  Net realized gains on investments.........................              --               --              --
                                                                 -----------      -----------        --------
       Total distributions to shareholders                                --               --              --
FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold...............................................      39,685,311       19,675,530         436,953
  Reinvestment of distributions.............................              --               --              --
  Shares redeemed...........................................      (1,853,346)      (2,322,677)           (140)
                                                                 -----------      -----------        --------
       Total increase (decrease) in net assets resulting
          from capital share transactions...................      37,831,965       17,352,853         436,813
                                                                 -----------      -----------        --------
       Total increase (decrease) in net assets..............      47,959,944       22,960,386         468,884
NET ASSETS:
  Beginning of period.......................................              --          468,884              --
                                                                 -----------      -----------        --------
  End of period.............................................     $47,959,944      $23,429,270        $468,884
                                                                 ===========      ===========        ========
SHARES ISSUED AND REDEEMED:
  Issued....................................................       3,431,636        3,026,700          85,890
  Issued in reinvestment of distributions...................              --               --              --
  Redeemed..................................................        (154,108)        (357,162)            (27)
                                                                 -----------      -----------        --------
          Net increase (decrease)...........................       3,277,528        2,669,538          85,863
                                                                 ===========      ===========        ========

                       See notes to financial statements.

    SMALL COMPANY VALUE PORTFOLIO           GROWTH PORTFOLIO            CAPITAL APPRECIATION PORTFOLIO
    -----------------------------   --------------------------------   --------------------------------
                                                    FOR THE PERIOD                     FOR THE PERIOD
     YEAR ENDED      YEAR ENDED      YEAR ENDED    DECEMBER 1, 1998     YEAR ENDED    DECEMBER 1, 1998
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,        THROUGH        DECEMBER 31,        THROUGH
        1998            1998            1999       DECEMBER 31, 1998       1999       DECEMBER 31, 1998
    -------------   -------------   ------------   -----------------   ------------   -----------------
    $     534,546   $   2,269,126   $    310,590      $     (159)      $   (51,191)      $      (234)
       68,889,038      25,594,861      2,663,989             (98)        3,807,457              (227)
       23,666,090       1,607,587     23,830,607          48,174         5,547,247            38,168
    -------------   -------------   ------------      ----------       -----------       -----------
       93,089,674      29,471,574     26,805,186          47,917         9,303,513            37,707
    -------------   -------------   ------------      ----------       -----------       -----------
       (2,269,175)     (1,050,835)            --              --                --                --
      (29,327,391)    (24,299,778)            --              --                --                --
    -------------   -------------   ------------      ----------       -----------       -----------
      (31,596,566)    (25,350,613)            --              --                --                --
      155,831,563     176,919,909    242,128,508       1,906,210        28,770,433           473,649
       31,596,566      25,350,613             --              --                --                --
     (200,159,657)   (164,856,185)   (40,157,620)        (10,672)       (5,456,367)             (100)
    -------------   -------------   ------------      ----------       -----------       -----------
      (12,731,528)     37,414,337    201,970,888       1,895,538        23,314,066           473,549
    -------------   -------------   ------------      ----------       -----------       -----------
       48,761,580      41,535,298    228,776,074       1,943,455        32,617,579           511,256
      406,801,119     365,265,821      1,943,455              --           511,256                --
    -------------   -------------   ------------      ----------       -----------       -----------
    $ 455,562,699   $ 406,801,119   $230,719,529      $1,943,455       $33,128,835       $   511,256
    =============   =============   ============      ==========       ===========       ===========
        5,271,481       6,367,246     41,663,218         371,167         4,595,979            91,765
        1,122,436         967,950             --              --                --                --
       (6,775,773)     (6,146,963)    (6,836,158)         (2,099)         (856,744)              (18)
    -------------   -------------   ------------      ----------       -----------       -----------
         (381,856)      1,188,233      3,739,235         369,068            91,747        34,827,060
    =============   =============   ============      ==========       ===========       ===========

           EQUITY PORTFOLIO
     -----------------------------

      YEAR ENDED      YEAR ENDED
     DECEMBER 31,    DECEMBER 31,
         1999            1998
     -------------   -------------
     $   3,871,350   $   8,195,694
       139,308,962      43,607,008
       (60,507,104)     (4,143,581)
     -------------   -------------
        82,673,208      47,659,121
     -------------   -------------
        (8,195,687)     (5,906,264)
       (43,606,530)    (21,596,997)
     -------------   -------------
       (51,802,217)    (27,503,261)
       158,667,880     259,368,662
        51,802,217      27,503,261
      (275,355,107)   (203,493,446)
     -------------   -------------
       (64,885,010)     83,378,477
     -------------   -------------
       (34,014,019)    103,534,337
       621,337,656     517,803,319
     -------------   -------------
     $ 587,323,637   $ 621,337,656
     =============   =============
         4,288,512       7,038,795
         1,606,768         749,816
        (7,565,617)     (5,670,766)
     -------------   -------------
        (1,670,337)      2,117,845
     =============   =============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                  GROWTH AND INCOME PORTFOLIO            EQUITY INCOME PORTFOLIO
                                               ---------------------------------    ---------------------------------
                                                                FOR THE PERIOD                       FOR THE PERIOD
                                                YEAR ENDED     DECEMBER 31, 1998     YEAR ENDED     DECEMBER 1, 1998
                                               DECEMBER 31,         THROUGH         DECEMBER 31,         THROUGH
                                                   1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                               ------------    -----------------    ------------    -----------------
FROM OPERATIONS:
  Net investment income (loss)...............  $    412,768        $   (116)        $   161,700         $    127
  Net realized gain (loss) on investments and
     foreign currency transactions...........        (6,360)            338            (189,025)              --
  Net change in unrealized gain (loss) on
     investments.............................     5,899,630          11,369            (256,374)           6,372
                                               ------------        --------         -----------         --------
  Increase (decrease) in net assets resulting
     from operations.........................     6,306,038          11,591            (283,699)           6,499
                                               ------------        --------         -----------         --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................            --              --             (26,705)              --
  Net realized gains on investments..........          (276)             --                  --               --
                                               ------------        --------         -----------         --------
          Total distributions to
            shareholders.....................          (276)             --             (26,705)              --
FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold................................    94,533,104         525,993          32,536,554          458,517
  Reinvestment of distributions..............           276              --              26,168               --
  Shares redeemed............................   (11,489,154)            (96)         (4,720,253)             (62)
                                               ------------        --------         -----------         --------
          Total increase (decrease) in net
            assets resulting from capital
            share transactions...............    83,044,226         525,897          27,842,469          458,455
                                               ------------        --------         -----------         --------
          Total increase (decrease) in net
            assets...........................    89,349,988         537,488          27,532,065          464,954
NET ASSETS:
  Beginning of period........................       537,488              --             464,954               --
                                               ------------        --------         -----------         --------
  End of period..............................  $ 89,887,476        $537,488         $27,997,019         $464,954
                                               ============        ========         ===========         ========
SHARES ISSUED AND REDEEMED:
  Issued.....................................    16,461,849         105,232           5,994,635           91,309
  Issued in reinvestment of distributions....            48              --               4,633               --
  Redeemed...................................    (1,981,321)            (19)           (876,014)             (12)
                                               ------------        --------         -----------         --------
          Net increase (decrease)............    14,480,576         105,213           5,123,254           91,297
                                               ============        ========         ===========         ========

                       See notes to financial statements.

    INTERNATIONAL GROWTH PORTFOLIO              MANAGED PORTFOLIO             BALANCED PORTFOLIO    HIGH-YIELD BOND PORTFOLIO
    -------------------------------   -------------------------------------   ------------------   ---------------------------
                                                                                FOR THE PERIOD
      YEAR ENDED       YEAR ENDED        YEAR ENDED          YEAR ENDED         JULY 15, 1999       YEAR ENDED     YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,        DECEMBER 31,           THROUGH         DECEMBER 31,   DECEMBER 31,
         1999             1998              1999                1998          DECEMBER 31, 1999        1999           1998
    --------------   --------------   -----------------   -----------------   ------------------   ------------   ------------
     $    413,708      $   895,906     $    32,016,345     $   46,304,587        $    38,491       $ 10,315,380   $  7,113,860
       11,104,371          862,244         484,245,074        393,346,265             64,350         (3,387,693)     1,083,292
       28,158,387        8,976,597        (297,418,787)      (253,453,784)           402,816         (3,044,001)    (5,550,240)
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
       39,676,466       10,734,747         218,842,632        186,197,068            505,657          3,883,686      2,646,912
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
       (1,637,592)        (956,997)        (46,304,751)       (26,677,507)                --        (10,315,380)    (7,113,860)
       (1,398,278)      (3,458,658)       (388,872,093)      (189,572,424)                --         (1,111,733)    (1,380,937)
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
       (3,035,870)      (4,415,655)       (435,176,844)      (216,249,931)                --        (11,427,113)    (8,494,797)
       62,031,146       33,682,098         431,708,695        828,656,136         10,046,970         58,015,509     53,781,245
        3,035,870        4,415,655         435,176,844        216,249,931                 --         11,427,113      8,494,797
      (59,246,772)     (30,770,132)     (1,097,389,029)      (948,480,342)          (666,618)       (53,947,756)   (22,927,376)
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
        5,820,244        7,327,621        (230,503,490)        96,425,725          9,380,352         15,494,866     39,348,666
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
       42,460,840       13,646,713        (446,837,702)        66,372,862          9,886,009          7,951,439     33,500,781
       91,794,216       78,147,503       2,739,304,908      2,672,932,046                 --        101,864,954     68,364,173
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
     $134,255,056      $91,794,216     $ 2,292,467,206     $2,739,304,908        $ 9,886,009       $109,816,393   $101,864,954
     ============      ===========     ===============     ==============        ===========       ============   ============
        8,546,170        5,053,178          10,626,022         19,612,770          2,038,389         10,943,279      9,618,868
          431,845          680,379          12,951,692          5,331,607                 --          2,201,254      1,543,662
       (8,153,941)      (4,760,079)         27,951,027        (22,958,015)          (135,595)       (10,392,700)    (4,163,250)
     ------------      -----------     ---------------     --------------        -----------       ------------   ------------
          824,074          973,478          (4,373,313)         1,986,362          1,902,794          2,751,832      6,999,280
     ============      ===========     ===============     ==============        ===========       ============   ============

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                              MULTI-CAP GROWTH PORTFOLIO
                                                              --------------------------
                                                                    FOR THE PERIOD
                                                                   7/15/99 THROUGH
                                                                       12/31/99
----------------------------------------------------------------------------------------
Net asset value, beginning of period........................           $  5.00
                                                                       -------
Income from investment operations:
Net investment income (loss)................................             (0.01)(C)
Net realized and unrealized gain (loss) on investments......              9.64
                                                                       -------
Total from investment operations............................              9.63
                                                                       -------
Less dividends and distributions:
Dividends from net investment income........................                --
Distributions from capital gains............................                --
                                                                       -------
Total distributions.........................................                --
                                                                       -------
Net asset value, end of period..............................           $ 14.63
                                                                       =======
Total return................................................            192.60%(B)
Net assets end of period (000)..............................           $47,960
Ratio of expenses to average net assets.....................              1.40%(A)
Ratio of expenses to average net assets (excluding
  reimbursement)............................................              1.52%(A)
Ratio of net investment income (loss) to average net
  assets....................................................             (0.21)(A)
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................             (0.32)(A)
Portfolio turnover..........................................                21%

                                                                 SMALL COMPANY GROWTH PORTFOLIO
                                                              ------------------------------------
                                                                 YEAR ENDED        FOR THE PERIOD
                                                                DECEMBER 31,      12/01/98 THROUGH
                                                                    1999              12/31/98
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................      $  5.46             $  5.00
                                                                  -------             -------
Income from investment operations:
Net investment income (loss)................................        (0.05)(C)              --
Net realized and unrealized gain (loss) on investments......         3.09                0.46
                                                                  -------             -------
Total from investment operations............................         3.04                0.46
                                                                  -------             -------
Less dividends and distributions:
Dividends from net investment income........................           --                  --
Distributions from capital gains............................           --                  --
                                                                  -------             -------
Total distributions.........................................           --                  --
                                                                  -------             -------
Net asset value, end of period..............................      $  8.50             $  5.46
                                                                  =======             =======
Total return................................................        55.68%               9.20%(B)
Net assets end of period (000)..............................      $23,429             $   469
Ratio of expenses to average net assets.....................         1.40%               1.40%(A)
Ratio of expenses to average net assets (excluding
  reimbursement)............................................         1.55%              60.67%(A)
Ratio of net investment income (loss) to average net
  assets....................................................        (0.81)%             (1.26)%(A)
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................        (0.96)%            (60.54)%(A)
Portfolio turnover..........................................           37%                  4%

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                           SMALL COMPANY VALUE PORTFOLIO
                                                              --------------------------------------------------------
                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $  27.36    $  26.70    $  20.22    $  18.48    $  17.56
                                                              --------    --------    --------    --------    --------
Income from investment operations:
Net investment income (loss)................................      0.04(C)     0.16        0.05        0.25        0.32
Net realized and unrealized gain (loss) on investments......      6.27        2.33        8.91        1.82        1.75
                                                              --------    --------    --------    --------    --------
Total from investment operations............................      6.31        2.49        8.96        2.07        2.07
                                                              --------    --------    --------    --------    --------
Less dividends and distributions:
Dividends from net investment income........................     (0.16)      (0.08)      (0.15)      (0.12)      (0.40)
Distributions from capital gains............................     (2.06)      (1.75)      (2.33)      (0.21)      (0.75)
                                                              --------    --------    --------    --------    --------
Total distributions.........................................     (2.22)      (1.83)      (2.48)      (0.33)      (1.15)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  31.45    $  27.36    $  26.70    $  20.22    $  18.48
                                                              ========    ========    ========    ========    ========
Total return................................................     24.02%       9.61%      44.32%      11.21%      12.28%
Net assets end of period (000)..............................  $455,563    $406,801    $365,266    $192,704    $166,061
Ratio of expenses to average net assets.....................      0.84%       0.85%       0.86%       0.84%       0.69%
Ratio of expenses to average net assets (excluding
  reimbursement)............................................      0.84%       0.85%       0.86%       0.84%       0.72%
Ratio of net investment income (loss) to average net
  assets....................................................      0.12%       0.56%       0.21%       1.35%       1.86%
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................      0.12%       0.56%       0.21%       1.35%       1.83%
Portfolio turnover..........................................        23%         37%         58%        137%         70%

                                                                      GROWTH PORTFOLIO
                                                              --------------------------------
                                                               YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,    12/01/98 THROUGH
                                                                  1999            12/31/98
----------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $   5.27          $  5.00
                                                                --------          -------
Income from investment operations:
Net investment income (loss)................................        0.02(C)          0.00
Net realized and unrealized gain (loss) on investments......        1.27             0.27
                                                                --------          -------
Total from investment operations............................        1.29             0.27
                                                                --------          -------
Less dividends and distributions:
Dividends from net investment income........................          --               --
Distributions from capital gains............................          --               --
                                                                --------          -------
Total distributions.........................................          --               --
                                                                --------          -------
Net asset value, end of period..............................    $   6.56          $  5.27
                                                                ========          =======
Total return................................................       24.48%            5.40%(B)
Net assets end of period (000)..............................    $230,720          $ 1,943
Ratio of expenses to average net assets.....................        0.84%            1.15%(A)
Ratio of expenses to average net assets (excluding
  reimbursement)............................................        0.84%           25.33%(A)
Ratio of net investment income (loss) to average net
  assets....................................................        0.29%           (0.25)%(A)
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................        0.29%          (24.43)%(A)
Portfolio turnover..........................................          30%               1%

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                               CAPITAL APPRECIATION PORTFOLIO
                                                              --------------------------------
                                                               YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,    12/01/98 THROUGH
                                                                  1999           12/31/1998
----------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $  5.57           $  5.00
                                                                -------           -------
Income from investment operations:
Net investment income (loss)................................      (0.03)(C)            --
Net realized and unrealized gain (loss) on investments......       3.11              0.57
                                                                -------           -------
Total from investment operations............................       3.08              0.57
                                                                -------           -------
Less dividends and distributions:
Dividends from net investment income........................         --                --
Distributions from capital gains............................         --                --
                                                                -------           -------
Total distributions.........................................         --                --
                                                                -------           -------
Net asset value, end of period..............................    $  8.65           $  5.57
                                                                =======           =======
Total return................................................      55.30%            11.40%(B)
Net assets end of period (000)..............................    $33,129           $   511
Ratio of expenses to average net assets.....................       1.16%             1.30%(A)
Ratio of expenses to average net assets (excluding
  reimbursement)............................................       1.16%            63.71%(A)
Ratio of net investment income (loss) to average net
  assets....................................................      (0.41)%           (0.95)%(A)
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................      (0.41)%          (63.36)%(A)
Portfolio turnover..........................................        247%                1%

                                                                                  EQUITY PORTFOLIO
                                                              --------------------------------------------------------
                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $  36.82    $  35.09    $  28.86    $  23.35    $  18.14
                                                              --------    --------    --------    --------    --------
Income from investment operations:
Net investment income (loss)................................      0.23(C)     0.46        0.30        0.37        0.33
Net realized and unrealized gain (loss) on investments......      4.86        3.00        7.13        5.52        6.38
                                                              --------    --------    --------    --------    --------
Total from investment operations............................      5.09        3.46        7.43        5.89        6.71
                                                              --------    --------    --------    --------    --------
Less dividends and distributions:
Dividends from net investment income........................     (0.52)      (0.37)      (0.32)      (0.09)      (0.49)
Distributions from capital gains............................     (2.77)      (1.36)      (0.88)      (0.29)      (1.01)
                                                              --------    --------    --------    --------    --------
Total distributions.........................................     (3.29)      (1.73)      (1.20)      (0.38)      (1.50)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  38.62    $  36.82    $  35.09    $  28.86    $  23.35
                                                              ========    ========    ========    ========    ========
Total return................................................     15.61%       9.90%      25.76%      25.22%      38.44%
Net assets end of period (000)..............................  $587,324    $621,338    $517,803    $314,907    $167,963
Ratio of expenses to average net assets.....................      0.82%       0.83%       0.84%       0.81%       0.69%
Ratio of expenses to average net assets (excluding
  reimbursement)............................................      0.82%       0.83%       0.84%       0.81%       0.72%
Ratio of net investment income (loss) to average net
  assets....................................................      0.63%       1.42%       1.42%       1.94%       1.94%
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................      0.63%       1.42%       1.42%       1.94%       1.91%
Portfolio turnover..........................................       155%         30%         17%         30%         29%

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                GROWTH AND INCOME PORTFOLIO
                                                              --------------------------------
                                                               YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,    12/01/98 THROUGH
                                                                  1999            12/31/98
----------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $  5.11            $ 5.00
                                                                -------            ------
Income from investment operations:
Net investment income (loss)................................       0.07(C)           0.00
Net realized and unrealized gain (loss) on investments......       0.98              0.11
                                                                -------            ------
Total from investment operations............................       1.05              0.11
                                                                -------            ------
Less dividends and distributions:
Dividends from net investment income........................         --                --
Distributions from capital gains............................       0.00(D)             --
                                                                -------            ------
Total distributions.........................................         --                --
                                                                -------            ------
Net asset value, end of period..............................    $  6.16            $ 5.11
                                                                =======            ======
Total return................................................      20.55%             2.20%
Net assets end of period (000)..............................    $89,887            $  537
Ratio of expenses to average net assets.....................       0.94%             1.05%
Ratio of expenses to average net assets (excluding
  reimbursement)............................................       0.94%            60.68%
Ratio of net investment income (loss) to average net
  assets....................................................       1.22%            (0.45)%
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................       1.22%            60.08%
Portfolio turnover..........................................          1%                9%

                                                                   EQUITY INCOME PORTFOLIO
                                                              ---------------------------------
                                                               YEAR ENDED      FOR THE PERIOD
                                                              DECEMBER 31,    12/01/98 THROUGH
                                                                  1999            12/31/98
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $  5.09            $  5.00
                                                                -------            -------
Income from investment operations:
Net investment income (loss)................................       0.06(C)              --
Net realized and unrealized gain (loss) on investments......       0.23               0.09
                                                                -------            -------
Total from investment operations............................       0.29               0.09
                                                                -------            -------
Less dividends and distributions:
Dividends from net investment income........................      (0.01)                --
Distributions from capital gains............................         --                 --
                                                                -------            -------
Total distributions.........................................      (0.01)                --
                                                                -------            -------
Net asset value, end of period..............................    $  5.37            $  5.09
                                                                =======            =======
Total return................................................       5.70%              1.80%(B)
Net assets end of period (000)..............................    $27,997            $   465
Ratio of expenses to average net assets.....................       1.05%              1.05%(A)
Ratio of expenses to average net assets (excluding
  reimbursement)............................................       1.20%             66.67%(A)
Ratio of net investment income (loss) to average net
  assets....................................................       1.21%              0.54%(A)
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................       1.06%            (65.07)%(A)
Portfolio turnover..........................................         18%                 0%

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                         INTERNATIONAL GROWTH PORTFOLIO
                                                              ----------------------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $   6.74    $  6.18    $  6.05    $  5.39    $  4.96
                                                              --------    -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................      0.03(C)    0.06       0.06       0.05       0.04
Net realized and unrealized gain (loss) on investments......      2.74       0.84       0.26       0.63       0.67
                                                              --------    -------    -------    -------    -------
Total from investment operations............................      2.77       0.90       0.32       0.68       0.71
                                                              --------    -------    -------    -------    -------
Less dividends and distributions:
Dividends from net investment income........................     (0.12)     (0.07)     (0.04)        --      (0.04)
Distributions from capital gains............................     (0.10)     (0.27)     (0.15)     (0.02)     (0.24)
                                                              --------    -------    -------    -------    -------
Total distributions.........................................     (0.22)     (0.34)     (0.19)     (0.02)     (0.28)
                                                              --------    -------    -------    -------    -------
Net asset value, end of period..............................  $   9.29    $  6.74    $  6.18    $  6.05    $  5.39
                                                              ========    =======    =======    =======    =======
Total return................................................     42.12%     14.83%      5.26%     12.65%     14.64%
Net assets end of period (000)..............................  $134,255    $91,794    $78,148    $52,768    $18,598
Ratio of expenses to average net assets.....................      1.01%      1.22%      1.19%      1.38%      1.55%
Ratio of expenses to average net assets (excluding
  reimbursement)............................................      1.01%      1.22%      1.19%      1.38%      2.21%
Ratio of net investment income (loss) to average net
  assets....................................................      0.41%      1.04%      1.34%      1.32%      1.17%
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................      0.41%      1.04%      1.34%      1.32%      0.51%
Portfolio turnover..........................................       129%        55%        28%        21%        27%

                                                                                      MANAGED PORTFOLIO
                                                              ------------------------------------------------------------------
                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $    40.56    $    40.78    $    34.31    $    28.06    $    20.82
                                                              ----------    ----------    ----------    ----------    ----------
Income from investment operations:
Net investment income (loss)................................        0.50(C)       0.71          0.35          0.59          0.40
Net realized and unrealized gain (loss) on investments......        2.65          2.53          8.06          5.99          8.97
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations............................        3.15          3.24          8.41          6.58          9.37
                                                              ----------    ----------    ----------    ----------    ----------
Less dividends and distributions:
Dividends from net investment income........................       (0.79)        (0.43)        (0.55)        (0.06)        (0.75)
Distributions from capital gains............................       (6.62)        (3.03)        (1.39)        (0.27)        (1.38)
                                                              ----------    ----------    ----------    ----------    ----------
Total distributions.........................................       (7.41)        (3.46)        (1.94)        (0.33)        (2.13)
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, end of period..............................  $    36.30    $    40.56    $    40.78    $    34.31    $    28.06
                                                              ==========    ==========    ==========    ==========    ==========
Total return................................................        9.22%         7.95%        24.50%        23.47%        46.89%
Net assets end of period (000)..............................  $2,292,467    $2,739,305    $2,672,932    $1,935,343    $1,264,718
Ratio of expenses to average net assets.....................        0.76%         0.76%         0.76%         0.74%         0.67%
Ratio of expenses to average net assets (excluding
  reimbursement)............................................        0.76%         0.76%         0.76%         0.74%         0.67%
Ratio of net investment income (loss) to average net
  assets....................................................        1.23%         1.66%         1.14%         2.16%         1.80%
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................        1.23%         1.66%         1.14%         2.16%         1.80%
Portfolio turnover..........................................          90%           46%           32%           29%           31%

                       See notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                              BALANCED PORTFOLIO
                                                              ------------------
                                                                FOR THE PERIOD
                                                               7/15/99 THROUGH
                                                                   12/31/99
--------------------------------------------------------------------------------
Net asset value, beginning of period........................        $ 5.00
                                                                    ------
Income from investment operations:
Net investment income (loss)................................          0.04(C)
Net realized and unrealized gain (loss) on investments......          0.16
                                                                    ------
Total from investment operations............................          0.20
                                                                    ------
Less dividends and distributions:
Dividends from net investment income........................            --
Distributions from capital gains............................            --
                                                                    ------
Total distributions.........................................            --
                                                                    ------
Net asset value, end of period..............................        $ 5.20
                                                                    ======
Total return................................................          4.00%(B)
Net assets end of period (000)..............................        $9,886
Ratio of expenses to average net assets.....................          0.95%(A)
Ratio of expenses to average net assets (excluding
  reimbursement)............................................          1.89%(A)
Ratio of net investment income (loss) to average net
  assets....................................................          1.93%(A)
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................          0.99%(A)
Portfolio turnover..........................................            13%

                                                                            HIGH-YIELD BOND PORTFOLIO
                                                              -----------------------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                1999        1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $   5.37    $   5.71    $  5.51    $  5.31    $  4.98
                                                              --------    --------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................      0.46(C)     0.46       0.51       0.45       0.45
Net realized and unrealized gain (loss) on investments......     (0.26)      (0.26)      0.20       0.21       0.35
                                                              --------    --------    -------    -------    -------
Total from investment operations............................      0.20        0.20       0.71       0.66       0.80
                                                              --------    --------    -------    -------    -------
Less dividends and distributions:
Dividends from net investment income........................     (0.46)      (0.46)     (0.51)     (0.45)     (0.45)
Distributions from capital gains............................     (0.05)      (0.08)        --      (0.01)     (0.02)
                                                              --------    --------    -------    -------    -------
Total distributions.........................................     (0.51)      (0.54)     (0.51)     (0.46)     (0.47)
                                                              --------    --------    -------    -------    -------
Net asset value, end of period..............................  $   5.06    $   5.37    $  5.71    $  5.51    $  5.31
                                                              ========    ========    =======    =======    =======
Total return................................................      3.86%       3.60%     13.38%     12.95%     16.59%
Net assets end of period (000)..............................  $109,816    $101,865    $68,364    $34,411    $15,223
Ratio of expenses to average net assets.....................      0.69%       0.72%      0.77%      0.85%      0.85%
Ratio of expenses to average net assets (excluding
  reimbursement)............................................      0.69%       0.72%      0.77%      0.94%      1.59%
Ratio of net investment income (loss) to average net
  assets....................................................      8.76%       8.19%      8.47%      8.57%      8.51%
Ratio of net investment income (loss) to average net assets
  (excluding reimbursement).................................      8.76%       8.19%      8.47%      8.48%      7.77%
Portfolio turnover..........................................        97%        109%       175%       175%       115%

                       See notes to financial statements.
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Based on average shares outstanding.
D Less than $.01 per share.

                         ENTERPRISE ACCUMULATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1. ORGANIZATION

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $.01 par value for the following portfolios: Multi-Cap Growth, Small Company Growth, Small Company Value, Growth, Capital Appreciation, Equity, Growth and Income, Equity Income, International Growth, Managed, Balanced and High-Yield Bond.

     The Trust is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     Special Valuation Risk -- The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. Foreign denominated assets held by the International Growth Portfolio may involve risks not typically associated with domestic transactions including but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of political or economic instability.

     Repurchase Agreements -- Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the Portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Futures Contracts -- Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. There were no open futures contracts held in any of the Portfolios at December 31, 1999.

     Foreign Currency Translation -- Securities, other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred; and

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1999

exchange gains and losses are realized upon ultimate receipt or disbursement. The International Growth Portfolio does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from the fluctuations arising due to changes in the market prices of the investments.

     Security Transactions and Investment Income -- Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf such as advisory and custodian fees as well as a portion of the common expenses of the Trust which are generally allocated based on average net assets.

     Federal Income Taxes -- No provision for Federal income or excise taxes is required because the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

     Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Dividends and Distributions -- Except with respect to the High-Yield Bond Portfolio, dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. For the High-Yield Bond Portfolio, dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     Financial Instruments -- As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio enters into forward contracts only for hedging purposes. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

     As part of its investment program, the High-Yield Bond Portfolio may enter into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position; (3) the risk that the Portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, and currency prices and interest rates.

3. TRANSACTIONS WITH AFFILIATES

     An investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY Life Insurance Company, and is computed as a percentage of each Portfolio's average daily net assets as of the close of business each day at the following annual rates: for Equity, Small Company Value, and Managed, 0.80% for the first $400 million, 0.75% for the next $400 million, and 0.70% for average daily net assets over $800 million, 1.00% for both Small Company Growth and Multi-Cap Growth, 0.85% for International Growth, 0.75% for Growth, Capital Appreciation, Growth and Income, Equity Income and Balanced, and 0.60% for High-Yield Bond.

     Enterprise Capital has contractually agreed to limit the portfolios' expenses through May 1, 2000, to the following expense ratios: Multi-Cap Growth 1.40%, Small Company Growth -- 1.40%, Small Company Value -- 1.30%,
Growth -- 1.15%, Capital Appreciation -- 1.30%, Equity -- 1.15%, Growth and Income -- 1.05%, Equity Income -- 1.05%, International Growth -- 1.55%,
Managed -- 1.30%, Balanced -- 0.95% and High-Yield Bond -- 0.85%.

     Enterprise Capital is a wholly-owned subsidiary of MONY Life Insurance Company, which is wholly-owned by MONY Group Inc. MONY Group Inc. and its subsidiaries and affiliates had the following investments in the Trust as of December 31,

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1999

1999: Small Company Growth -- $425,000, Multi-Cap Growth $731,500, Capital Appreciation -- $432,500, Growth -- $328,000, Growth and Income -- $308,000, Equity Income -- $268,500 and Balanced $260,000.

     Enterprise Capital has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by Enterprise Capital is paid to the respective Portfolio Manager. 1740 Advisers, Inc., a wholly-owned subsidiary of MONY Group Inc., is the Portfolio Manager for the Equity Income Portfolio. For the year ended December 31, 1999, Enterprise Capital incurred subadvisory fees payable to 1740 Advisers, Inc. related to the Equity Income Portfolio of $40,189 with a related payable balance of $6,809 as of December 31, 1999.

     For the year ended December 31, 1999, the Portfolios paid brokerage commissions to affiliates as follows:

Multi-Cap Growth............................................  $ 14,317
Small Company Value.........................................   267,327
Growth......................................................     4,795
Capital Appreciation........................................       500
Equity......................................................    29,540
Equity Income...............................................       944
Managed.....................................................   874,562

4. INVESTMENT TRANSACTIONS

     Purchases and Sales of Investment Securities -- For the year ended December 31, 1999, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                   U.S. GOVERNMENT OBLIGATIONS          STOCKS AND BONDS
                                                   ---------------------------   -------------------------------
                    PORTFOLIO                       PURCHASES        SALES         PURCHASES          SALES
                    ---------                      ------------   ------------   --------------   --------------
Multi-Cap Growth.................................            --             --   $   34,420,785   $    2,950,525
Small Company Growth.............................            --             --       18,467,405        3,118,038
Small Company Value..............................            --             --       97,917,458      141,294,762
Growth...........................................            --             --      225,792,551       29,798,588
Capital Appreciation.............................            --             --       46,116,187       27,453,971
Equity...........................................            --             --      874,340,384      909,575,382
Growth and Income................................            --             --       67,914,779          177,842
Equity Income....................................            --             --       29,364,519        2,271,380
International Growth.............................            --             --      126,761,630      126,432,482
Managed..........................................  $294,159,731   $292,969,593    1,788,043,418    2,294,168,704
Balanced.........................................     2,194,360             --        7,243,897          557,451
High-Yield Bond..................................    15,325,508     17,192,633      105,873,969       92,537,184

     Outstanding forward foreign exchange contracts in the International Growth Portfolio at December 31, 1999 are as follows:

                           SALES                NET UNREALIZED
  SETTLEMENT    ----------------------------    APPRECIATION/
     DATE         RECEIVE         DELIVER       (DEPRECIATION)
  ----------    ------------    ------------    --------------
  1/03/00        USD 287,457     EUR 284,949         $350
                                                     ----
                                                     $350
                                                     ====

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1999

5. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At December 31, 1999, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                     UNREALIZED      UNREALIZED     NET UNREALIZED
PORTFOLIO                                            TAX COST           GAIN            LOSS         GAIN (LOSS)
---------                                         --------------    ------------    ------------    --------------
Multi-Cap Growth................................  $   39,134,976    $ 10,468,342    $   (412,776)    $ 10,055,566
Small Company Growth............................      18,485,170       5,383,290        (310,125)       5,073,165
Small Company Value.............................     361,364,079     136,547,800     (47,054,072)      89,493,728
Growth..........................................     211,482,586      32,535,195      (8,656,512)      23,878,683
Capital Appreciation............................      27,689,705       5,818,441        (233,026)       5,585,415
Equity..........................................     514,847,046      86,850,286     (14,150,682)      72,699,604
Growth and Income...............................      85,091,640       9,430,033      (3,530,344)       5,899,689
Equity Income...................................      28,528,013       1,579,314      (1,829,332)        (250,018)
International Growth............................      95,320,530      41,000,882      (3,206,308)      37,794,574
Managed.........................................   2,004,805,482     334,360,968     (90,419,895)     243,941,073
Balanced........................................      10,292,439         613,137        (210,321)         402,816
High-Yield Bond.................................     114,303,388       1,206,127      (7,856,607)      (6,650,480)

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns, market discounts, losses deferred due to wash sales, foreign currency transactions and investments in passive foreign investment companies.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

     At December 31, 1999 the following Portfolios had net capital loss carryforwards for federal tax purposes of:

                                                               BALANCE          EXPIRES
                                                               -------          -------
Equity Income...............................................  $  189,023   December 31, 2007
High-Yield Bond.............................................   3,401,504   December 31, 2007

6. BORROWINGS

     In August 1999, the Trust, and another affiliated mutual fund entered into a $50 million redemption line of credit with State Street Bank and Trust Co. whereby each Portfolio may borrow up to its prospectus defined limitation. At December 31, 1999, there were no loans outstanding. Listed below are the Portfolios which had outstanding balances at any time during the year ended December 31, 1999:

                                                               MAXIMUM      AVERAGE DAILY      WEIGHTED
                                                                AMOUNT       OUTSTANDING        AVERAGE
PORTFOLIO                                                      BORROWED        BALANCE       INTEREST RATE
---------                                                     ----------    -------------    -------------
Equity......................................................  $3,939,000       $48,449           6.17%
International Growth........................................   1,421,000        19,466           5.79%
Managed.....................................................   4,541,000        61,123           6.01%

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1999

7. RESTRICTED SECURITIES

     Certain of the Small Company Value Portfolio's investments are restricted as to resale. The table below shows the number of units held, the acquisition dates, aggregate cost, per unit value and the percentage of net assets which these securities comprise.

                                                                                                            PERCENT OF
                                                            NUMBER OF   ACQUISITION               VALUE        NET
                         SECURITY                             UNITS        DATES        COST     PER UNIT     ASSETS
                         --------                           ---------   -----------   --------   --------   ----------
Noel Group Units..........................................   135,000     04/13/99     $ 65,880    $0.40       0.01%
Noel Group Liquidating Trust Units........................   135,000     10/08/99     $109,688    $0.70       0.02%

     The Portfolio may incur certain costs in connection with disposition of the above securities.

                         ENTERPRISE ACCUMULATION TRUST
                               DECEMBER 31, 1999
                      FEDERAL TAX INFORMATION (UNAUDITED):

     The capital gains distributions paid to shareholders from each Portfolio were as follows:

Multi-Cap Growth............................................  $         --
Small Company Growth........................................            --
Small Company Value.........................................    26,568,441
Growth......................................................            --
Capital Appreciation........................................            --
Equity......................................................    43,606,530
Growth and Income...........................................            --
Equity Income...............................................            --
International Growth........................................     1,065,322
Managed.....................................................   388,872,093
Balanced....................................................            --
High Yield Bond.............................................       287,715

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Enterprise Accumulation Trust:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Multi-Cap Growth, Small Company Growth, Small Company Value, Growth, Capital Appreciation, Equity, Growth and Income, Equity Income, International Growth, Managed, Balanced and High-Yield Bond Portfolios of Enterprise Accumulation Trust (collectively the "Trust") at December 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2000

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                            Trustee, Chairman, President and
                                                         Chief Executive Officer
Arthur T. Dietz                                          Trustee
Samuel J. Foti                                           Trustee
Arthur Howell                                            Trustee
William A. Mitchell, Jr.                                 Trustee
Lonnie H. Pope                                           Trustee
Michael I. Roth                                          Trustee
Phillip G. Goff                                          Vice President
Catherine R. McClellan                                   Secretary
Herbert M. Williamson                                    Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     MONY LIFE INSURANCE COMPANY
     1740 Broadway, New York, NY 10019

DISTRIBUTOR OF MONY CUSTOM MASTER, MONYMASTER, MONY CUSTOM EQUITY MASTER, MONYEQUITY MASTER, AND MONY CUSTOM ESTATE MASTER:

     MONY SECURITIES CORPORATION
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)                                              #0044-GE00

[MONY LOGO] THE                                             ------------------
            MONY                                                Bulk Rate
            GROUP                                              U.S. Postage
                                                                  PAID
                                                             Permit No. 8048
                                                            New York, New York
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MONY LIFE INSURANCE COMPANY
Administrative Offices
1740 Broadway
New York, NY 10019

A member of The Mony Group












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